As filed with the Securities and Exchange Commission on April 23, 2021
Registration Nos. 002-89550; 811-03972
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. ( )
Post-Effective Amendment No. 61  (X)
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 71 (X)
FUTUREFUNDS SERIES ACCOUNT
(Exact Name of Registrant)
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
(Name of Depositor)
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Address of Depositor’s Principal Executive Office)
(303) 737-3000
(Depositor’s Telephone Number)
Edmund F. Murphy III
President & Chief Executive Officer
Great-West Life & Annuity Insurance Company
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and Address of Agent for Service)
Copy to:
Ann B. Furman, Esq.
Carlton Fields, P.A.
1025 Thomas Jefferson Street, N.W., Suite 400 West
Washington, D.C. 20007-5208
Approximate date of proposed public offering: Continuous
It is proposed that this filing will become effective (check appropriate box)
immediately upon filing pursuant to paragraph (b) of Rule 485
x	on May 1, 2021, pursuant to paragraph (b) of Rule 485
60 days after filing, pursuant to paragraph (a)(1) of Rule 485 on (date), pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
this post-effective amendment designates a new effective date for a previously filed post- effective amendment.
Title of Securities Being Registered: flexible premium group deferred variable annuity contracts.

FUTUREFUNDS SERIES ACCOUNT
of Great-West Life & Annuity Insurance Company
GROUP FLEXIBLE PREMIUM VARIABLE ANNUITY CONTRACTS
Distributed by
GWFS Equities, Inc.
8515 East Orchard Road, Greenwood Village, Colorado 80111
(800) 701-8255
Internet Delivery of Shareholder Reports: As permitted by regulations adopted by the Securities and Exchange Commission (“SEC”), paper copies of the Fund's annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website ( https://www.greatwestinvestments.com ), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your financial intermediary electronically by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. You can call (866) 345-5954 or make elections online at https://www.fundreports.com to let your financial intermediary know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
Overview
This Prospectus describes a group flexible premium deferred fixed and variable annuity contract (“Group Contract”) designed to provide a retirement program that qualifies for special federal income tax treatment under various sections of the Internal Revenue Code of 1986, as amended (the “Code”), as well as for certain non-qualified plans. The Group Contract provides a variable annuity insurance contract whose value is based on the investment performance of the Investment Divisions you select. GWFS Equities, Inc. (“GWFS”) is the principal underwriter and distributor of the Group Contracts. Great-West Life & Annuity Insurance Company (“we,” “us,” or “Great-West”) issues the Group Contracts in connection with the following retirement plans (“Plans”):
•pension or profit-sharing plans described in Code Section 401(a) (“401(a) Plans”);
•cash or deferred profit sharing plans described in Code Section 401(k) (“401(k) Plans”);
•tax-sheltered or tax-deferred annuities described in Code Section 403(b) (“403(b) Plans”);
•deferred compensation plans described in Code Section 457(b) or (f) (“457(b) or (f) Plans”);
•qualified governmental excess benefit plans described in Code Section 415(m) (“415(m) Plans”); and
•non-qualified deferred compensation plans (“NQDC Plans”).
Participation in the Group Contracts
You may be eligible to participate in the Group Contract if you participate in one of the Plans listed above. The owner of a Group Contract will be an employer, plan trustee, certain employer associations, or certain employee associations, as applicable (“Group Contractowner”).
We will establish a Participant annuity account (“Participant Annuity Account”) in your name. This Participant Annuity Account will reflect the dollar value of the Contributions made on your behalf.
Tax deferral under annuity contracts purchased in connection with tax-qualified plans arises under specific provisions of the Code governing the tax-qualified plan, so a Group Contract should be purchased only for the features and benefits other than tax deferral that are available under an annuity contract purchased in connection with tax-qualified plans, and not for the purpose of obtaining tax deferral.
Payment Options
The Group Contract offers you a variety of annuity payment options. You can select from options that provide for fixed or variable payments, or a combination of both. If you select a variable payment option, your payments will reflect the investment experience of
i

the Investment Division(s) you select. Income can be guaranteed for your lifetime and/or your Spouse’s lifetime, or for a specified period of time, depending on (1) the options made available under the terms of your Plan and the Group Contract, and (2) your needs and circumstances.
The date of this Prospectus is May 1, 2021
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Allocating Your Money
Subject to the restrictions on additional Transfers and Contributions noted below, you can allocate your Contributions among several Investment Divisions of the FutureFunds Series Account (the “Series Account”). Each Investment Division invests all of its assets in one of the corresponding mutual funds (“Eligible Funds”). The following is a list of each Eligible Fund:
Alger Balanced Portfolio (Class I-2 Shares)*
Alger Mid Cap Growth Portfolio (Class I-2 Shares)
American Century Investments Disciplined Core Value Fund (formerly American Century Investments Income & Growth Fund) (Investor Class Shares)
American Century Investments® Equity Income Fund (Investor Class Shares)
American Funds The Growth Fund of America® (Class R3 Shares)
Artisan International Fund (Investor Shares)
ClearBridge International Small Cap Fund (Class A Shares)
ClearBridge Value Trust (Financial Intermediary Class Shares)
Columbia Contrarian Core Fund (Class A Shares)
Columbia Select Mid Cap Value Fund (Class R Shares)
Davis New York Venture Fund (Class R Shares)
Federated Hermes Equity Income Fund, Inc. (Class A Shares)
Fidelity® VIP Contrafund® Portfolio (Initial Class Shares)
Fidelity® VIP Growth Portfolio (Initial Class Shares)
Franklin Small-Mid Cap Growth Fund (Class A Shares)
Great-West Aggressive Profile Fund (Investor Class Shares)
Great-West Ariel Mid Cap Value Fund (Investor Class Shares)
Great-West Bond Index Fund (Investor Class Shares)
Great-West Conservative Profile Fund (Investor Class Shares)
Great-West Government Money Market Fund (Investor Class Shares)
Great-West International Value Fund (Investor Class Shares)
Great-West Large Cap Value Fund (Investor II Class Shares)
Great-West Lifetime 2015 Fund (Investor Class Shares)
Great-West Lifetime 2020 Fund (Investor Class Shares)
Great-West Lifetime 2025 Fund (Investor Class Shares)
Great-West Lifetime 2030 Fund (Investor Class Shares)
Great-West Lifetime 2035 Fund (Investor Class Shares)
Great-West Lifetime 2040 Fund (Investor Class Shares)
Great-West Lifetime 2045 Fund (Investor Class Shares)
Great-West Lifetime 2050 Fund (Investor Class Shares)
Great-West Lifetime 2055 Fund (Investor Class Shares)
Great-West Lifetime 2060 Fund (Investor Class Shares)
Great-West Moderate Profile Fund (Investor Class Shares)
Great-West Moderately Aggressive Profile Fund (Investor Class Shares)
Great-West Moderately Conservative Profile Fund (Investor Class Shares)
Great-West Multi-Sector Bond Fund (Investor Class Shares)
Great-West S&P 500® Index Fund (Investor Class Shares)
Great-West S&P Small Cap 600® Index Fund (Investor Class Shares)
Great-West Small Cap Growth Fund (Investor Class Shares)
Great-West Small Cap Value Fund (formerly Great-West Loomis Sayles Small Cap Value Fund) (Investor Class Shares)
Great-West T. Rowe Price Mid Cap Growth Fund (Investor Class Shares)
Great-West U.S. Government Securities Fund (Investor Class Shares)
Invesco American Franchise Fund (Class A Shares)*
Invesco American Value Fund (Class R Shares)
Invesco Capital Appreciation Fund (formerly Invesco Oppenheimer Capital Appreciation Fund) (Class A Shares)

Invesco Comstock Fund (Class R Shares)
Invesco Discovery Mid Cap Growth Fund (formerly Invesco Oppenheimer Discovery Mid Cap Growth Fund) (Class A Shares)*
Invesco Global Fund (formerly Invesco Oppenheimer Global Fund) (Class A Shares)
Invesco Small Cap Growth Fund (Class A Shares)*
Janus Henderson Forty Fund (Class T Shares)*
Janus Henderson Global Research Fund (Class T Shares)*
Janus Henderson Global Research Portfolio (Institutional Shares)
Janus Henderson Research Fund (Class T Shares)
Jensen Quality Growth Fund (Class R Shares)
Lord Abbett Value Opportunities Fund (Class R4 Shares)
MainStay WMC Small Companies Fund (formerly MainStay MacKay Small Cap Core Fund) (Class A Shares)*
MFS® Growth Fund (Class A Shares)*
PIMCO Total Return Fund (Administrative Class Shares)
Pioneer Equity Income VCT Portfolio (Class II Shares)
Putnam High Yield Fund (Class R Shares)
Putnam Income Fund (Class A Shares)
Putnam International Capital Opportunities Fund (Class R Shares)
Royce Total Return Fund (Service Class Shares)
Victory RS Select Growth Fund (Class A Shares)
Victory RS Small Cap Growth Fund (Class A Shares)*
Virtus Silvant Small-Cap Growth Stock Fund (I Shares)
*
 This Investment Division is closed to incoming Transfers and new Contributions.
You can also allocate your money to certain options where you can earn a fixed rate of return on your investment. Your interest in a Fixed Option is not considered a security and is not subject to review by the Securities and Exchange Commission (the “SEC”).
The Investment Divisions and the Fixed Options available to you will depend on the terms of the Group Contract. Please consult with the Group Contractowner for more information.
This Prospectus presents important information you should read before participating in the Group Contract, including a description of the material rights and obligations under the Group Contract. It is important that you read the Prospectus carefully and retain it for future reference. You can find more detailed information pertaining to the Group Contract in the Statement of Additional Information (the “SAI”) dated May 1, 2021, which has been filed with the SEC. The SAI is incorporated by reference as a matter of law into this Prospectus, which means that it is legally a part of this Prospectus. Its table of contents may be found on the last page of this Prospectus. The SAI may be obtained without charge by contacting Great-West at its Administrative Offices or by calling (800) 537-2033. You may also obtain the Prospectus, material incorporated by reference, and other information regarding us, by visiting the SEC’s website at www.sec.gov.
This Prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made. No dealer, salesperson or other person is authorized to give any information or make any representations in connection with this offering other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied on.
The Group Contract is not available in all states.

TABLE OF CONTENTS
Definitions
Fee Tables
Example
Condensed Financial Information
Financial Statements
Great-West Life & Annuity Insurance Company
FutureFunds Series Account
Investments of The Series Account
The Eligible Funds
Insurance-Dedicated Eligible Funds
Public Eligible Funds
Payments We Receive
Investment Objectives and Advisers
Reinvestment and Redemption
Meeting Investment Objectives
Where to Find More Information About the Eligible Funds
The Group Contracts
Group Contract Availability
Purchasing an Interest in the Group Contract
Contributions
Participant Annuity Account
Assignments and Transfers
Accumulation Period
Participant Enrollment Form and Initial Contribution
Free Look Period
Subsequent Contributions
Participant Annuity Account Value
Requesting Transfers
Market Timing & Excessive Trading
Automatic Custom Transfers
Rebalancer
Loans
Total and Partial Withdrawals
Cessation of Contributions
Death Benefit
Charges and Deductions
Annual Contract Maintenance Charge
Contingent Deferred Sales Charge
Additional Contingent Deferred Sales Charges
Contingent Deferred Sales Charge Free Amount
General Provisions Applicable to the CDSC
Situations under which the CDSC may not Apply
Mortality and Expense Risk Deductions
The Daily M&E Deduction
Periodic M&E Deduction
Premium Tax Deductions
Expenses of the Eligible Funds
Restorations
Periodic Payment Options
v

Annuity Payment Options
Variable Annuity Payments
Annuity Units
Amount of First Variable Payment
Amount of Variable Payment after the First Payment
Fixed Annuity Payments
Combination Variable and Fixed Annuity Payments
Transfer to Effect Annuity Option Elected
Transfer After the Annuity Commencement Date
Proof of Age and Survival
Frequency and Amount of Annuity Payments
Other Restrictions
Contract Termination Due To Plan Termination
Contract Termination Due To Contract Conversion
Federal Tax Consequences
Introduction
Taxation of Annuities in General
401(a) Plans
401(k) Plans
403(b) Plans
457(b) Plans
457(f) Plans
415(m) Plans
NQDC Plans
Portability
Establishment of an Alternate Payee Account
Required Beginning Date/Required Minimum Distributions
Federal Taxation of Distributions
Early Distribution Penalty Taxes
Distributions on Death of Participant
Federal Income Tax Withholding
Taxation of Great-West
Domestic Partnerships, Civil Unions and Same-Sex Marriages
Seek Tax Advice
Voting Rights
Distribution Of The Group Contracts
State Variations
State Regulation
Restrictions Under The Texas Optional Retirement Program
Reports
Rights Reserved By Great-West
Legal Proceedings
Legal Matters
Independent Registered Public Accounting Firm
Independent Auditor
Cyber Security Risks
Abandoned Property Requirements
Available Information
Appendix A – Condensed Financial Information	A-1
Appendix B - Calculation of the Net Investment Factor	B-1

Definitions
Accumulation Period: The period between the effective date of your participation in the Group Contract and the Annuity Commencement Date. During this period, you may make Contributions to the Group Contract.
Accumulation Unit: The accounting measure described in the Group Contract and we use to determine your Variable Account Value during the Accumulation Period.
Administrative Offices: The Administrative Offices of Great-West, located at 8515 E. Orchard Rd., Greenwood Village, Colorado 80111.
Amendment Rider: GAC Amend 07 Amendment Rider, which offers supplemental provisions on an as needed basis to the Group Contract between Great-West and the Group Contractowner at no additional charge.
Annuity Commencement Date: The date annuity payments begin under an annuity payment option.
Annuity Unit: An accounting measure we use to determine the dollar value of each variable annuity payment after the first payment.
Contribution(s): Purchase payments, eligible rollovers, Transfers, payroll deductions, and other amounts we receive under the Group Contract on your behalf and allocate to a Participant Annuity Account.
Eligible Fund: A mutual fund, unit investment trust, or other investment portfolio in which an Investment Division invests all of its assets.
Fixed Annuity: An annuity with payments that remain fixed throughout the payment period and which do not reflect the investment experience of an Investment Division.
Fixed Options: Investment options that provide a fixed rate of return, and to which you can allocate Contributions or make Transfers. Your interests in the Fixed Options are not securities and are not subject to review by the SEC. Please consult with the Group Contractowner for more information about the Fixed Options.
Group Contract: An agreement between Great-West and the Group Contractowner providing a group flexible premium deferred fixed and/or variable annuity issued in connection with certain retirement Plans.
Group Contractowner: Depending on the type of Plan and the employer’s involvement, the Group Contractowner will be an employer, Plan trustee, certain employer associations, or certain employee associations.
Guaranteed Account Value: The sum of the values of each of your Guaranteed Sub-Accounts.
Guaranteed Sub-Accounts: The subdivisions of your Participant Annuity Account reflecting the value credited to you from the Fixed Options.
Investment Division: The Series Account is divided into Investment Divisions, each of which contains shares of an Eligible Fund. There is an Investment Division for each Eligible Fund. You select one or more Investment Divisions to which you allocate your Contributions. Your Variable Account Value will reflect the investment performance of the corresponding Eligible Funds. Investment Divisions may be also referred to as “sub-accounts” or “divisions” in the Prospectus, SAI, or Series Account financial statements.
Participant: The person who is eligible to and elects to participate in the Group Contract; sometimes referred to as “you,” “your” or “yours” in this Prospectus.
Participant Annuity Account: A separate record we establish in your name that reflects all transactions you make under the Group Contract.
Participant Annuity Account Value: The total value of your interest under the Group Contract. It is the total of your Guaranteed and Variable Account Values.
Premium Tax: The amount of tax, if any, charged by a state or other government authority in connection with the Group Contract.
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Request: Any request, either written, by telephone, or computerized, which is in a form satisfactory to Great-West and received at our Administrative Offices.
Series Account: FutureFunds Series Account, a separate account established by Great-West to provide variable funding options for the Group Contracts. It is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), and consists of the individual Investment Divisions.
Spouse: A person recognized as a “spouse” under federal law. The term does not include a party to a registered domestic partnership, civil union, or similar formal relationship recognized under state law that is not denominated a marriage under that state’s law.
Transfer: When you move your Participant Annuity Account Value between and among the Investment Divisions and Fixed Options.
Transfer to Other Companies: The Transfer of all or a portion of your Participant Annuity Account Value to another company.
Valuation Date: The date on which we calculate the Accumulation Unit value of each Investment Division. This calculation is made as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. ET). It is also the date on which we will process any Contribution or Request received. Contributions and Requests received after the close of trading on the New York Stock Exchange will be deemed to have been received on the next Valuation Date. Your Participant Annuity Account Value will be determined on each day that the New York Stock Exchange is open for trading.
Valuation Period: The period between two successive Valuation Dates.
Variable Account Value: The total value of your Variable Sub-Accounts.
Variable Sub-Account: A subdivision of your Participant Annuity Account reflecting the value credited to you from an Investment Division.
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Fee Tables
The following tables describe the fees and expenses that you, as a Participant, will pay under the Group Contract. The first table describes the fees and expenses that you will pay at the time you allocate Contributions, surrender or Transfer cash value between Investment Divisions. State Premium Tax may also be deducted.
Participant Transaction Expenses
Sales Load Imposed on Purchases (as a percentage of purchase payments)	None
Maximum Contingent Deferred Sales Charge (as a percentage of amount distributed)	8.5%[1]
Transfer Fee	None
Premium Tax Charges	0.00% - 3.50%[2]
The next table describes the fees and expenses that you will pay periodically during the time that you are a Participant under the Group Contract, not including Eligible Fund fees and expenses.
Annual Contract Maintenance Charge	$30.00
Series Account Annual Expenses
Mortality and Expense Risk Charge[3]
Maximum Periodic Mortality and Expense Risk Charge[4] (as a percentage of the Participant Annuity Account Value)	1.00%
Maximum Daily Mortality and Expense Risk Charge[5] (as a deduction in the Net Investment Factor)	1.25%
Total Series Account Annual Expenses	1.00% or 1.25%
The next item shows the minimum and maximum total operating expenses charged by the Eligible Funds that you may pay periodically during the time that you are a Participant under the Group Contract. More detail concerning each Eligible Fund’s fees and expenses is contained in the prospectus for each Eligible Fund.
Total Annual Portfolio Operating Expenses	Minimum	Maximum
(Expenses that are deducted from Eligible Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)[6]	0.49%	1.79% [7]

1 The contingent deferred sales charge will be based upon the level applicable to your Group Contract. Under the applicable level, the contingent deferred sales charge is generally based on the amount distributed. Under Level 1 - 5 Group Contracts, the contingent deferred sales charge will not exceed 6% of Contributions made by the Participant under the Group Contract. If the Amendment Rider is selected, Level 6 or Level 7 may apply under which the contingent deferred sales charge will vary depending upon the Plan, but will not exceed 8.5% of Contributions made by the Participant under the Group Contract. The 8.5% limit applies to all contingent deferred sales charges under the Group Contract for which the Amendment Rider is added. For more information about the various Group Contract levels for the contingent deferred sales charge and circumstances in which a contingent deferred sales charge “free amount” may apply, please see the discussion below.
2
 Premium Tax charge may apply upon full surrender, death, or annuitization.
3 We deduct a mortality and expense risk charge as either a (i) daily deduction from the assets of each Investment Division (the “Daily M&E Deduction”), or (ii) a periodic deduction from your Participant Annuity Account Value (the “Periodic M&E Deduction”). Please see your Group Contract to determine if the Daily M&E Deduction or the Periodic M&E Deduction applies. After the Annuity Commencement Date, all Participants under the Group Contracts are assessed the mortality and expense risk charge at an equivalent daily rate. Please see “Charges and Deductions: Mortality and Expense Risk Deductions” below for more information.
4 The Periodic M&E Deduction is assessed as a percentage of your Participant Annuity Account Value as of the end of the period for which we are making the deduction. Please see “Charges and Deductions: Mortality and Expense Risk Deductions” below for more information.
5 The Daily M&E Deduction is a charge deducted from each Investment Division’s Accumulation Unit Value on each Valuation Date in accordance with the Net Investment Factor formula described in Appendix B. Please see “Charges and Deductions: Mortality and Expense Risk Deductions” below for more information.
6 Several of the Eligible Funds (the Great-West Profile Funds and the Great-West Lifetime Funds) are “funds of funds” that invest substantially all of their assets in shares of other Great-West Funds, Inc. funds, portfolios in the same group of investment companies as the Great-West Funds, and portfolios of unaffiliated investment companies (the “Underlying Portfolios”). Because of this, the Great-West Profile Funds and the Great-West Lifetime Funds also bear their pro rata share of the operating expenses of the Underlying Portfolios. The above minimum and maximum expenses include fees and expenses incurred indirectly by the Great-West Profile Funds and the Great-West Lifetime Funds as a result of their investment in shares of one or more UnderlyingPortfolios.
7 The expenses shown do not reflect any fee waiver or expense reimbursement. Each fee waiver or expense reimbursement arrangement is described in the relevant Eligible Fund’s prospectus.
3

THE ABOVE EXPENSES FOR THE ELIGIBLE FUNDS WERE PROVIDED BY THE ELIGIBLE FUNDS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.
Example
This Example is intended to help you compare the cost of investing in the Group Contract with the cost of investing in other variable annuity contracts. These costs include a Participant’s transaction expenses, contract fees, variable account annual expenses, and Eligible Fund fees and expenses.
The Example assumes that you invest $10,000 under the Group Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Eligible Funds. In addition, this Example assumes no Transfers were made and no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Eligible Funds. If these arrangements were taken into consideration, the expenses shown would be lower.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
(1) If you surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$909.00	$1,542.00	$2,199.00	$3,352.00
(2) If you annuitize your Contract or if you do not surrender your Contract at the end of the applicable period:
1 year	3 years	5 years	10 years
$309.00	$942.00	$1,599.00	$3,352.00
The examples do not show the effect of Premium Taxes. Premium Taxes (ranging from 0% to 3.5%) are deducted upon full surrender, death, or annuitization. The examples also do not include any of the taxes or penalties you may be required to pay if you withdraw all or part of your Participant Annuity Account Value.
The fee tables and examples should not be considered a representation of past or future expenses and charges of the Eligible Funds. Your actual expenses may be greater or less than those shown. Similarly, the 5% annual rate of return assumed in the example is not an estimate or a guarantee of future investment performance.
Condensed Financial Information
Attached as Appendix A is a table showing selected information concerning accumulation units for each Sub-Account. An accumulation unit is the unit of measure that we use to calculate the value of your interest in a Sub-Account. The accumulation unit values reflect the deduction of the Mortality and Expense Risk Charge, but not the Contract Maintenance Charge, which is deducted by cancellation of units. The information in the table is derived from audited financial statements of the Series Account. To obtain a more complete picture of each Sub-Account’s finances and performance, you should also review the Series Account’s financial statements, which are in the Statement of Additional Information.
Financial Statements
The SAI contains our financial statements and those of the Series Account.
Great-West Life & Annuity Insurance Company
Great-West Life & Annuity Insurance Company is a stock life insurance company that was originally organized under the laws of the State of Kansas as the National Interment Association. Our name was changed to Ranger National Life Insurance Company in 1963 and to Insuramerica Corporation prior to changing to our current name in 1982. In September of 1990, we re-domesticated under the laws of the State of Colorado. Our executive office is located at 8515 East Orchard Road, Greenwood Village, Colorado 80111.
Great-West is authorized to engage in the sale of life insurance, accident and health insurance, and annuities. It is qualified to do business in Puerto Rico, the District of Columbia, the U.S. Virgin Islands, Guam, and in all states in the United States, except New York.
4

Great-West, the issuer of the Contract, is a Colorado corporation qualified to sell life insurance and annuity contracts in Puerto Rico, U.S. Virgin Islands, Guam, the District of Columbia and all states except New York. Great-West is a wholly-owned subsidiary of GWL&A Financial, Inc., a Delaware holding company. GWL&A Financial, Inc. is a wholly-owned subsidiary of Great-West Lifeco U.S. LLC, a holding company, which in turn is a wholly-owned subsidiary of Great-West Financial (Nova Scotia) Co., also a holding company. Great-West Financial (Nova Scotia) Co. is a wholly-owned subsidiary of Great-West Lifeco Inc., a Canadian holding company. Great-West Lifeco Inc. is a subsidiary of Power Financial Corporation, a Canadian holding company with substantial interests in the financial services industry. Power Financial Corporation is a subsidiary of Power Corporation of Canada, a Canadian holding and management company. Through a group of private holding companies, The Desmarais Family Residuary Trust, which was created on October 8, 2013 under the Last Will and Testament of Paul G. Desmarais, has voting control of Power Corporation of Canada.
The shares of Lifeco and Power Corporation are traded publicly in Canada on the Toronto Stock Exchange.
Great-West has primary responsibility for administration of the Group Contracts and the Series Account. Its Administrative Offices are located at 8515 E. Orchard Road, Greenwood Village, Colorado 80111.
On January 24, 2019, Great-West announced that it had entered into an agreement with Protective Life Insurance Company (“Protective”) to sell, via indemnity reinsurance, substantially all of its non-participating individual life insurance and annuity business and group life and health business. The transaction closed on June 1, 2019. The Group Contract was not impacted by the transaction.
FutureFunds Series Account
We originally established the Series Account under Kansas law on November 15, 1983. The Series Account now exists pursuant to Colorado law as a result of our redomestication. The Series Account consists of Investment Divisions and is registered with the SEC under the 1940 Act, as a unit investment trust. This registration does not involve supervision of the Series Account or Great-West by the SEC.
We do not guarantee the investment performance of the Investment Divisions. The portion of your Participant Annuity Account Value allocated to the Investment Divisions and the amount of variable annuity payments depend on the investment performance of the Eligible Funds. Thus, you bear the full investment risk for all Contributions allocated to the Investment Divisions.
The Series Account and its Investment Divisions are administered and accounted for as part of our general business. However, the income, gains, or losses of each Investment Division are credited to or charged against the assets held in that Investment Division, without regard to other income, gains, or losses of any other Investment Division and without regard to any other business Great-West may conduct. Under Colorado law, the assets of the Series Account are not chargeable with liabilities arising out of any other business Great-West may conduct. Nevertheless, all obligations arising under the Group Contracts are generally corporate obligations of Great-West.
The Series Account currently has several Investment Divisions available for allocation of Contributions. Each Investment Division invests in shares of an Eligible Fund each having a specific investment objective. We may or may not make additional Investment Divisions available to Group Contractowners in the future based on our assessment of marketing needs and investment conditions.
Investments of The Series Account
The Eligible Funds
Some Eligible Funds may not be available under your Group Contract because the Group Contractowner may decide to offer only a select number of Eligible Funds under its Plan. Please consult with your Group Contractowner or employer, as the case may be, or one of our authorized representatives for more information concerning the availability of Eligible Funds under your Group Contract.
Each Eligible Fund is a separate mutual fund having its own investment objectives and policies and is registered with the SEC as an open-end management investment company or portfolio thereof. The SEC does not supervise the management or the investment practices and policies of any of the Eligible Funds.
Insurance-Dedicated Eligible Funds
5

Many of the Eligible Funds described in this Prospectus are available only to insurance companies for their variable contracts. Such Eligible Funds are often referred to as “Insurance Dedicated,” and are used for “mixed” and “shared” funding. “Mixed funding” occurs when shares of an Eligible Fund, which the Investment Divisions buy for the Group Contract, are also bought for variable life insurance policies issued by us or other insurance companies. “Shared funding” occurs when shares of an Eligible Fund, which the Investment Divisions buy for the Group Contract, are also bought by other insurance companies for their variable annuity contract.
Some of the Insurance-Dedicated Eligible Funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the Insurance Dedicated Eligible Funds may be similar to, and may in fact be modeled after publicly traded mutual funds, you should understand that the Insurance Dedicated Eligible Funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding Insurance Dedicated Eligible Funds may differ substantially.
Public Eligible Funds
Some of the Eligible Funds, which the Investment Divisions buy for the Group Contract, are also available to the general public. Investment Divisions investing in the following public Eligible Funds are not available for non-qualified Plans sponsored by a taxable employer:
•American Century Investments Disciplined Core Value Fund (formerly American Century Investments Income & Growth Fund) (Investor Class Shares)
•American Century Investments® Equity Income Fund (Investor Class Shares)
•American Funds The Growth Fund of America® (Class R3 Shares)
•Artisan International Fund (Investor Shares)
•ClearBridge International Small Cap Fund (Class A Shares)
•ClearBridge Value Trust (Financial Intermediary Class Shares)
•Columbia Contrarian Core Fund (Class A Shares)
•Columbia Select Mid Cap Value Fund (Class R Shares)
•Davis New York Venture Fund (Class R Shares)
•Federated Hermes Equity Income Fund, Inc. (Class A Shares)
•Franklin Small-Mid Cap Growth Fund (Class A Shares)
•Invesco American Franchise Fund (Class A Shares)
•Invesco American Value Fund (Class R Shares)
•Invesco Capital Appreciation Fund (formerly Invesco Oppenheimer Capital Appreciation Fund) (Class A Shares)
•Invesco Comstock Fund (Class R Shares)
•Invesco Discovery Mid Cap Growth Fund (formerly Invesco Oppenheimer Discovery Mid Cap Growth Fund) (Class A Shares)
•Invesco Global Fund (formerly Invesco Oppenheimer Global Fund) (Class A Shares)
•Invesco Small Cap Growth Fund (Class A Shares)
•Janus Henderson Forty Fund (Class T Shares)
•Janus Henderson Global Research Fund (Class T Shares)
•Janus Henderson Research Fund (Class T Shares)
•Jensen Quality Growth Fund (Class R Shares)
•Lord Abbett Value Opportunities Fund (Class R4 Shares)
•MainStay WMC Small Companies Fund (formerly MainStay MacKay Small Cap Core Fund) (Class A Shares)
•MFS® Growth Fund (Class A Shares)
•PIMCO Total Return Fund (Administrative Class Shares)
•Putnam High Yield Fund (Class R Shares)
•Putnam Income Fund (Class A Shares)
•Putnam International Capital Opportunities Fund (Class R Shares)
•Royce Total Return Fund (Service Class Shares)
•Victory RS Select Growth Fund (Class A Shares)
•Victory RS Small Cap Growth Fund (Class A Shares)
•Virtus Silvant Small-Cap Growth Stock Fund (I Shares)
Payments We Receive
Some of the Eligible Funds’ investment advisers or administrators may compensate us for providing administrative services in connection with the Eligible Funds or cost savings experienced by the investment advisers or administrators of the Eligible Funds. Such compensation is typically based on an annual percentage of Series Account average net assets we hold in that Eligible Fund. The percentage paid may vary from one Eligible Fund company to another and generally may range up to 0.60% annually of net Series Account assets invested in the Eligible Fund. For certain Eligible Funds, other compensation may come from Rule 12b-1 fees (ranging up
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to 0.50% annually of net Series Account assets in the Eligible Fund) that are deducted from Eligible Fund assets for providing distribution services related to shares of Eligible Funds offered in connection with a Rule 12b-1 plan. The combined compensation to GWFS (12b-1 fees) and us (administration related service fees) generally ranges up to 0.85% annually of Series Account assets invested in an Eligible Fund.
Investment Objectives and Advisers
The following sets forth the investment objective and adviser of each Eligible Fund. There is no assurance that any of the Eligible Funds will achieve their respective objectives.
AIM Counselor Series Trust (Invesco Counselor Series Trust) - advised by Invesco Advisers, Inc.
Invesco American Franchise Fund (Class A Shares)* - seeks long-term capital appreciation.
Invesco Capital Appreciation Fund (formerly Invesco Oppenheimer Capital Appreciation Fund) (Class A Shares) - seeks capital appreciation.
Invesco Small Cap Growth Fund (Class A Shares)* - seeks long-term growth of capital.
AIM Investment Funds (Invesco Investment Funds) - advised by Invesco Advisors, Inc.
Invesco Global Fund (formerly Invesco Oppenheimer Global Fund) (Class A Shares) - seeks capital appreciation.
AIM Sector Funds (Invesco Sector Funds) - advised by Invesco Advisers, Inc.
Invesco American Value Fund (Class R Shares) - seeks total return through growth of capital and current income.
Invesco Comstock Fund (Class R Shares) - seeks total return through growth of capital and current income.
Invesco Discovery Mid Cap Growth Fund (formerly Invesco Oppenheimer Discovery Mid Cap Growth Fund) (Class A Shares)* - seeks capital growth.
Alger Portfolios – advised by Fred Alger Management, Inc.
Alger Balanced Portfolio (Class I-2 Shares)* - seeks current income and long-term capital appreciation.
Alger Mid Cap Growth Portfolio (Class I-2 Shares) - seeks long-term capital appreciation.
American Century Capital Portfolios, Inc. - advised by American Century Investment Management, Inc.
American Century Investments® Equity Income Fund (Investor Class Shares) - seeks current income; capital appreciation is a secondary objective.
American Century Quantitative Equity Funds, Inc. - advised by American Century Investment Management, Inc.
American Century Investments Disciplined Core Value Fund (formerly American Century Investments Income & Growth Fund) (Investor Class Shares) seeks long-term capital growth; income is a secondary consideration.
American Funds Growth Fund of America - advised by Capital Research and Management Company
American Funds The Growth Fund of America® (Class R3 Shares) - seeks growth of capital.
Artisan Partners Funds, Inc. - advised by Artisan Partners Limited Partnership
Artisan International Fund (Investor Shares) - seeks maximum long-term capital growth.
Columbia Funds Series Trust - advised by Columbia Management Investment Advisors, LLC
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Columbia Select Mid Cap Value Fund (Class R Shares) - seeks long-term capital appreciation.
Columbia Funds Series Trust I - advised by Columbia Management Investment Advisors, LLC
Columbia Contrarian Core Fund (Class A Shares) - seeks total return, consisting of long-term capital appreciation and current income.
Davis New York Venture Fund, Inc. - advised by Davis Selected Advisers, L.P.
Davis New York Venture Fund (Class R Shares) - seeks long-term growth of capital.
Federated Hermes Equity Income Fund, Inc. - advised by Federated Equity Management Company of Pennsylvania
Federated Hermes Equity Income Fund, Inc. (Class A Shares) - seeks above average income and capital appreciation.
Fidelity® Variable Insurance Products Fund – advised by Fidelity Management & Research Company
Fidelity® VIP Growth Portfolio (Initial Class Shares) - seeks to achieve capital appreciation.
Fidelity® Variable Insurance Products Fund II – advised by Fidelity Management & Research Company
Fidelity® VIP Contrafund® Portfolio (Initial Class Shares) - seeks long-term capital appreciation.
Franklin Strategic Series - advised by Franklin Advisers, Inc.
Franklin Small-Mid Cap Growth Fund (Class A Shares) - seeks long-term capital growth.
Great-West Funds, Inc. – advised by Great-West Capital Management, LLC
Great-West Ariel Mid Cap Value Fund (Investor Class Shares) - seeks long-term capital appreciation.
Great-West Bond Index Fund (Investor Class Shares) - seeks investment results that track the total return of the debt securities that comprise the Bloomberg Barclays U.S. Aggregate Bond Index.
Great-West Government Money Market Fund (Investor Class Shares) - seeks as high a level of current income as is consistent with the preservation of capital and liquidity. Investment in the Great-West Government Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.
Great-West International Value Fund (Investor Class Shares) - seeks long-term capital growth.
Great-West Large Cap Value Fund (Investor II Class Shares)* - seeks capital growth and current income.
Great-West Multi-Sector Bond Fund (Investor Class Shares) - seeks high total investment return through a combination of current income and capital appreciation.
Great-West S&P 500® Index Fund (Investor Class Shares) seeks investment results that track the total return of the common stocks that comprise the Standard & Poor's (“S&P”) 500® Index. 8
Great-West S&P Small Cap 600® Index Fund (Investor Class Shares) - seeks investment results that track the total return of the common stocks that comprise the Standard & Poor's (“S&P”) SmallCap 600® Index. )8.
Great-West Small Cap Growth Fund (Investor Class Shares) - seeks long-term capital appreciation.

8 Standard & Poor’s, S&P 500 Composite Index, S&P MidCap 400 Index, S&P Small-Cap 600 Stock Index, S&P/BARRA Value Index and S&P/BARRA Growth Index are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Great-West Funds, Inc. and Great-West Life & Annuity Insurance Company. The Eligible Funds that track those indices are not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of using any index.
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Great-West Small Cap Value Fund (formerly Great-West Loomis Sayles Small Cap Value Fund) (Investor Class Shares) - seeks long-term capital growth.
Great-West T. Rowe Price Mid Cap Growth Fund (Investor Class Shares) - seeks long-term capital appreciation.
Great-West U.S. Government Securities Fund (Investor Class Shares) - seeks the highest level of return consistent with preservation of capital and substantial credit protection.
Great-West Lifetime Funds
Great-West Lifetime 2015 Fund (Investor Class Shares) - seeks income and secondarily, capital growth.
Great-West Lifetime 2020 Fund (Investor Class Shares) - seeks income and secondarily capital growth.
Great-West Lifetime 2025 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2025, it seeks income and secondarily capital growth.
Great-West Lifetime 2030 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2030, it seeks income and secondarily capital growth.
Great-West Lifetime 2035 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2035, it seeks income and secondarily capital growth.
Great-West Lifetime 2040 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2040, it seeks income and secondarily capital growth.
Great-West Lifetime 2045 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2045, it seeks income and secondarily capital growth.
Great-West Lifetime 2050 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2050, it seeks income and secondarily capital growth.
Great-West Lifetime 2055 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2055, it seeks income and secondarily capital growth.
Great-West Lifetime 2060 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2060, it seeks income and secondarily capital growth.
Great-West Profile Funds
Each of the following Profile Funds seeks to provide an asset allocation program designed to meet certain investment goals based on an investor’s risk tolerance, investment horizon and personal objectives.
Great-West Aggressive Profile Fund (Investor Class Shares) - seeks long-term capital appreciation primarily through investments in underlying funds that emphasize equity investments.
Great-West Conservative Profile Fund (Investor Class Shares) - seeks capital preservation primarily through investments in underlying funds that emphasize fixed income investments.
Great-West Moderate Profile Fund (Investor Class Shares) - seeks long-term capital appreciation primarily through investments in underlying funds with a relatively equal emphasis on equity and fixed income investments.
Great-West Moderately Aggressive Profile Fund (Investor Class Shares) - seeks long-term capital appreciation primarily through investments in underlying funds that emphasize equity investments and, to a lesser degree, in underlying funds that emphasize fixed income investments.
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Great-West Moderately Conservative Profile Fund (Investor Class Shares) - seeks income and capital appreciation primarily through investments in underlying funds that emphasize fixed income investments and, to a lesser degree, in underlying funds that emphasize equity investments.
Janus Aspen Series – advised by Janus Capital Management LLC
Janus Henderson Global Research Portfolio (Institutional Shares) - seeks long-term growth of capital.
Janus Investment Fund - advised by Janus Capital Management LLC
Janus Henderson Forty Fund (Class T Shares)* - seeks long-term growth of capital.
Janus Henderson Global Research Fund (Class T Shares)* - seeks long-term growth of capital.
Janus Henderson Research Fund (Class T Shares) - seeks long-term growth of capital.
Jensen Quality Growth Fund, Inc. - advised by Jensen Investment Management, Inc.
Jensen Quality Growth Fund (Class R Shares) - seeks long-term capital appreciation.
Legg Mason Global Asset Management Trust - advised by ClearBridge Investments, LLC
ClearBridge Value Trust (Financial Intermediary Class Shares) - seeks long-term growth of capital.
Legg Mason Partners Equity Trust - advised by Legg Mason Partners Fund Advisor, LLC
ClearBridge International Small Cap Fund (Class A Shares) - seeks long-term growth of capital.
Lord Abbett Securities Trust - advised by Lord, Abbett & Co. LLC.
Lord Abbett Value Opportunities Fund (Class R4 Shares) - seeks long-term capital appreciation.
MainStay Funds Trust - advised by New York Life Investment Management LLC
MainStay WMC Small Companies Fund (formerly MainStay MacKay Small Cap Core Fund) (Class A Shares)* - seeks long-term growth of capital.
MFS® Series Trust II - advised by Massachusetts Financial Services Company
MFS® Growth Fund (Class A Shares)* - seeks capital appreciation.
PIMCO Funds - advised by Pacific Investment Management Company LLC
PIMCO Total Return Fund (Administrative Class Shares) - seeks maximum total return, consistent with preservation of capital and prudent investment management.
Pioneer Variable Contracts Trust – advised by Amundi Pioneer Asset Management, Inc.
Pioneer Equity Income VCT Portfolio (Class II Shares) - seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.
Putnam High Yield Fund – advised by Putnam Investment Management, LLC
Putnam High Yield Fund (Class R Shares) seeks high current income, and capital growth is a secondary goal when consistent with achieving high current income.
Putnam Income Fund – advised by Putnam Investment Management, LLC
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Putnam Income Fund (Class A Shares) - seeks high current income consistent with prudent risk.
Putnam Investment Funds - advised by Putnam Investment Management, LLC
Putnam International Capital Opportunities Fund (Class R Shares) - seeks long-term capital appreciation.
Royce Fund - advised by Royce & Associates, LP
Royce Total Return Fund (Service Class Shares) - seeks long-term growth of capital and current income.
Victory Portfolios – advised by Victory Capital Management, Inc.
Victory RS Select Growth Fund (Class A Shares) - seeks to provide long-term capital growth.
Victory RS Small Cap Growth Fund (Class A Shares)* - seeks to provide long-term capital growth.
Virtus Asset Trust - advised by Virtus Fund Advisers, LLC
Virtus Silvant Small-Cap Growth Stock Fund (I Shares) - seeks to provide long-term capital appreciation.
* This Investment Division is closed to incoming Transfers and new Contributions.
Reinvestment and Redemption
All dividend distributions and capital gains made by an Eligible Fund will be automatically reinvested in shares of that Eligible Fund on the date of distribution. We will redeem Eligible Fund shares to the extent necessary to make annuity or other payments under the Group Contracts.
Meeting Investment Objectives
Meeting investment objectives depends on various factors, including, but not limited to, how well the Eligible Fund managers anticipate changing economic and market conditions. There is no guarantee that any of these Eligible Funds will achieve their stated objectives.
Where to Find More Information About the Eligible Funds
Additional information about the Eligible Funds can be found in the current prospectuses for the Eligible Funds, which can be obtained by calling Great-West at (800) 537-2033, or by writing to Great-West at D790 – Empower Retirement Marketing, P.O. Box 1700, Denver, Colorado 80201-9952. You should read the Eligible Funds’ prospectuses carefully before you decide to invest in an Investment Division. If you received a summary prospectus for an Eligible Fund, please follow the directions on the first page of the summary to obtain a copy of the Eligible Fund prospectus.
The Group Contracts
Group Contract Availability
The Group Contract is generally purchased by employers or certain associations or organizations to fund their retirement Plans. We issue the Group Contract in connection with:
•401(a) Plans;
•401(k) Plans;
•403(b) Plans;
•457(b) or (f) Plans;
•415(m) Plans; and
•NQDC Plans.
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The Group Contract is generally owned by the employer, association or organization. For Group Contracts issued in connection with certain 403(b) Plans, the Group Contractowner has no right, title or interest in the amounts held under the Group Contract and the Participants make all elections under the Group Contract. For all other Plans, Participants have only those rights that are specified in the Plan.
Purchasing an Interest in the Group Contract
Eligible organizations may acquire a Group Contract by completing and sending to us the appropriate forms. Once we approve the forms, we issue a Group Contract to the Group Contractowner. If you are eligible to participate in the Plan, you may purchase an interest in a Group Contract by completing an enrollment form and giving it to your employer or Group Contractowner, as applicable, or a GWFS representative. Your Participant enrollment form will be forwarded to us for processing. Please consult with your employer or the Group Contractowner, as the case may be, for information concerning your eligibility to participate in the Plan and the Group Contract.
Other enrollment options, like online enrollment or automatic enrollment, may be available. Please check with the Group Contractowner for more information.
Contributions
Your employer will send us Contributions on your behalf. Except as limited by the Code or your Plan, there is no minimum amount or number of Contributions. You can make Contributions at any time before your Annuity Commencement Date. We will receive a report of the amount paid as Contributions and this report is conclusive and binding on the Group Contractowner and any person or entity claiming an interest under the Group Contract. If the Group Contractowner’s report does not match the Contributions received and the inconsistency is not resolved within a period of time required under the law, Great-West will return the Contribution to the payor.
Participant Annuity Account
When we approve your Participant enrollment form we will establish a Participant Annuity Account in your name to reflect all of your transactions under the Group Contract. You will receive a statement of your Participant Annuity Account Value no less frequently than annually. You may also review your Participant Annuity Account Value through our automated voice responses phone system, the Internet, customer service phone representative or other methods we make available from time to time.
Subject to the terms of your Group Contract, if the Group Contractowner has elected to be billed for fees and charges under the Group Contract and any of the fees or charges remain unpaid for a specified period after the date billed, the Group Contractowner, in accordance with terms of the Plan, may instruct Great-West to debit Participant Annuity Accounts in the amount of the invoice not paid. Great-West may continue to deduct charges and fees quarterly from Participant Annuity Accounts unless the Group Contractowner provides Great-West with written instructions to reinitiate billing.
Assignments and Transfers
In general, the interest of any Participant or Group Contractowner may not be Transferred, sold, assigned, pledged, charged, encumbered, or in any way alienated by any of them.
Accumulation Period
Participant Enrollment Form and Initial Contribution
If your Participant enrollment form is complete, within two business days of receipt at our Administrative Offices, we will allocate your initial Contributions to Investment Divisions pursuant to your instructions. If your Participant enrollment form is incomplete, we will contact you or the Group Contractowner to obtain the missing information and allocate the Contributions. Note, if your Participant enrollment form is incomplete solely because you have not provided complete allocation instructions, we will follow allocation direction provided by the Group Contractowner (if any). If the Group Contractowner does not provide direction or we do not obtain missing information from you or the Group Contractowner, we will return the Contributions to you or the Group Contractowner.
Free Look Period
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Where required by law, you may have the ability to cancel your interest in the Group Contract for any reason by delivering or mailing a Request to cancel to our Administrative Offices or to an authorized agent of Great-West within 10 days after Great-West receives your completed application form (or longer where required by law). We must receive your cancellation Request in person or postmarked prior to the expiration of the free look period. Upon cancellation, we will refund the greater of (1) Contributions, less partial withdrawals; or, (2) your Participant Annuity Account Value.
Subsequent Contributions
We will allocate subsequent Contributions according to the allocation instructions you provided in the Participant enrollment form. We will allocate Contributions on the Valuation Date we receive them.
You may change your allocation instructions at any time by Request. Such change will be effective the later of (1) the date you specify in your Request or (2) the Valuation Date on which we receive your Request at our Administrative Offices. Once changed, those allocation instructions will be effective for all subsequent Contributions.
Participant Annuity Account Value
Before the Annuity Commencement Date, your Participant Annuity Account Value is the total value of your Variable and Guaranteed Sub-Accounts.
Before the Annuity Commencement Date, the Variable Account Value is the total dollar amount of all Accumulation Units credited to you. When you allocate Contributions or Transfer to an Investment Division we credit you with Accumulation Units. We determine the number of Accumulation Units credited to you by dividing your Contribution or Transfer to an Investment Division, less any applicable Premium Tax, by that Investment Division’s Accumulation Unit value. The number of Accumulation Units for the Investment Division will decrease for charges deducted, Transfers, withdrawals, or loans (if available). We determine the Accumulation Unit value on each Valuation Date.
We calculate each Investment Division’s Accumulation Unit value at the end of each Valuation Period by multiplying the value of that unit at the end of the prior Valuation Period by the Investment Division’s Net Investment Factor for the Valuation Period. The formula used to calculate the Net Investment Factor is set forth in Appendix B. Your Variable Account Value reflects the value of the Accumulation Units credited to you in each Investment Division.
The value of an Investment Division’s assets is determined at the end of each Valuation Date.
Your Variable Account Value will reflect the investment performance of the selected Investment Division(s) which in turn reflect the investment performance of the corresponding Eligible Funds, which we factor in by using the Net Investment Factor referred to above.
Requesting Transfers
There is no charge for Transfers. Prior to your Annuity Commencement Date, you can Transfer all or a portion of your Participant Annuity Account Value among the Investment Divisions and the Fixed Options by Request, subject to the limitations of your Group Contract. Transfers into and out of certain of the Fixed Options may be subject to limitations. Please see your Group Contract for more information.
Your Request must specify:
•the amounts being Transferred;
•the Investment Division(s) or Fixed Options from which the Transfer is to be made; and
•the Investment Division(s) or Fixed Options that will receive the Transfer.
Currently, there is no limit on the number of Transfers you can make among the Investment Divisions each calendar year. However, we reserve the right to limit the number of Transfers you make.
You may make Transfers by telephone or through the Internet. We will use reasonable procedures in monitoring and accepting telephonic and Internet Transfer Requests designed to ensure that those Requests are genuine, such as requiring certain identifying information, tape recording telephone instructions, and providing written confirmation of a transaction. We will not be liable for losses resulting from telephone or Internet Requests we reasonably believe to be genuine.
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We reserve the right to suspend telephone or Internet transaction privileges at any time, for some or all Group Contracts, at our discretion.
A Transfer will take effect on the later of the date designated in the Request or the Valuation Date when we receive the Transfer Request at our Administrative Offices. If we receive a Transfer Request within 30 days of the Annuity Commencement Date, we may delay the Annuity Commencement Date by not more than 30 days. Additional Transfer conditions apply to Transfers to or from the Fixed Options. Please see your Group Contract for more information.
We reserve the right without prior notice to modify, restrict, suspend or eliminate the Transfer privileges at any time. Transfer restrictions may be necessary to protect investors from the effect large and/or numerous Transfers can have on portfolio management. Moving large amounts of money may also cause a substantial increase in Eligible Fund transaction costs which you must bear.
Although you are permitted to make Transfers by telephone or through the Internet, we reserve the right to require that each Transfer Request be made by a separate communication to us. We also reserve the right to require that each Transfer Request be submitted in writing and be signed by you. Transfer Requests by fax will not be accepted. Transfers among the Investment Divisions may also be subject to terms and conditions imposed by the Eligible Funds.
Market Timing & Excessive Trading
The Group Contracts are intended for long-term investment and not for the purpose of market timing or excessive trading activity. Market timing activity may dilute the interests of Participants in the underlying Eligible Funds. Market timing generally involves frequent or unusually large Transfers that are intended to take advantage of short-term fluctuations in the value of an Eligible Fund’s portfolio securities and the reflection of that change in the Eligible Fund’s share price. In addition, frequent or unusually large Transfers may harm performance by increasing Eligible Fund expenses and disrupting Eligible Fund management strategies. For example, excessive trading may result in forced liquidations of portfolio securities or cause the Eligible Fund to keep a relatively higher cash position, resulting in increased brokerage costs and lost investment opportunities.
We maintain procedures designed to prevent or minimize market timing and excessive trading (collectively, “prohibited trading”) by Participants. As part of those procedures, certain of the Eligible Funds have instructed us to perform standardized trade monitoring, while other Eligible Funds perform their own monitoring and request reports of the Participant’s trading activity if prohibited trading is suspected. If a Participant’s trading activity is determined to constitute prohibited trading, as defined by the applicable Eligible Fund, Great-West will notify the Participant that a trading restriction will be implemented if the Participant does not cease the prohibited trading. Some Eligible Funds may require that trading restrictions be implemented immediately without warning, in which case we will notify the Participant and the Plan of the restriction imposed by the Eligible Fund(s), as applicable.
If an Eligible Fund determines, or we determine based on the applicable Eligible Fund’s definition of prohibited trading, that the Participant continues to engage in prohibited trading, we will restrict the Participant from making Transfers into the identified Eligible Fund(s) for the period of time specified by the Eligible Fund(s). Restricted Participants will be permitted to make Transfers out of the identified Eligible Fund(s) to other available Eligible Fund(s). When the Eligible Fund’s restriction period has been met, the Participant will automatically be allowed to resume Transfers into the identified Eligible Fund(s).
Additionally, if prohibited trading persists, the Eligible Fund may, pursuant to its prospectus and policies and procedures, reject all trades initiated by the Plan, including those trades of individuals who are not engaging in prohibited trading. Inherently subjective judgments will be involved if an Eligible Fund decides to reject all trades initiated by a Plan. The discretionary nature of our procedures creates a risk that we may treat some Plans or some Participants differently than others.
Please note that the Series Account’s market timing procedures are such that, for Eligible Funds that perform their own monitoring, the Series Account does not impose trading restrictions unless an Eligible Fund first detects and notifies us of prohibited trading activity. Accordingly, we cannot prevent all prohibited trading activity before it occurs, as it may not be possible to identify it unless a trading pattern is established. To the extent such Eligible Funds do not detect and notify us of prohibited trading or the trading restrictions we impose fail to curtail it, it is possible that a market timer may be able to make prohibited trading transactions with the result that the management of the Eligible Funds may be disrupted and the Participants may suffer detrimental effects such as increased costs, reduced performance, and dilution of their interests in the affected Eligible Funds.
We endeavor to ensure that our procedures are uniformly and consistently applied to all Participants, and we do not exempt any persons from these procedures. In addition, we do not enter into agreements with Participants whereby we permit prohibited trading. A Plan sponsor may elect to implement Plan level restrictions to prevent or minimize prohibited trading by Participants.
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The Eligible Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Eligible Funds should describe any policies and procedures relating to restricting prohibited trading. The frequent trading policies and procedures of an Eligible Fund may be different, and more or less restrictive, than the frequent trading policies and procedures of other Eligible Funds and the policies and procedures we have adopted to discourage prohibited trading. For example, an Eligible Fund may impose a redemption fee. Participants should also be aware that we are legally obligated to provide (at the Eligible Funds’ request) information about each amount you cause to be deposited into an Eligible Fund (including by way of premium payments and Transfers under your Contract) or removed from the Eligible Fund (including by way of withdrawals and Transfers under your Contract). If an Eligible Fund identifies you as having violated the Eligible Fund’s frequent trading policies and procedures, we are obligated, if the Eligible Fund requests, to restrict or prohibit any further deposits or exchanges by you with respect to that Eligible Fund.
Under rules adopted by the SEC we are required to: (1) enter into a written agreement with each Eligible Fund or its principal underwriter that will obligate us to provide to the Eligible Fund promptly upon request certain information about the trading activity of individual Participants, and (2) execute instructions from the Eligible Fund to restrict or prohibit further purchases or Transfers by specific Participants who violate the frequent trading policies established by the Eligible Fund. Accordingly, if you do not comply with any Eligible Fund’s frequent trading policies and procedures, you may be prohibited from directing any additional amounts into that Eligible Fund or directing any Transfers or other exchanges involving that Eligible Fund. You should review and comply with each Eligible Fund’s frequent trading policies and procedures, which are disclosed in each Eligible Fund’s current prospectus.
We may revise our market timing and excessive trading policy and related procedures at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to comply with state or federal regulatory requirements or to impose additional or alternative restrictions on Participants engaging in prohibited trading. In addition, our orders to purchase shares of the Eligible Funds are generally subject to acceptance by the Eligible Fund, and in some cases an Eligible Fund may reject or reverse our purchase order. Therefore, we reserve the right to reject any Participant’s Transfer Request if our order to purchase shares of the Eligible Fund is not accepted by, or is reversed by, an applicable Eligible Fund.
Please note that other insurance companies and retirement plans may also invest in the Eligible Funds and that those companies or plans may or may not have their own policies and procedures on frequent Transfers. The purchase and redemption orders received by the Eligible Funds generally are “omnibus” orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. Omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The nature of such orders may limit the Eligible Funds’ ability to apply their respective frequent trading policies and procedures. As a result, there is a risk that the Eligible Funds may not be able to detect potential prohibited trading activities in the omnibus orders they receive. We cannot guarantee that the Eligible Funds will not be harmed by Transfer activity relating to the retirement plans and/or other insurance companies that invest in the Eligible Funds. If the policies and procedures of other insurance companies or retirement plans fail to successfully discourage frequent Transfer activity, it may affect the value of your investments in the Eligible Funds. In addition, if an Eligible Fund believes that an omnibus order we submit may reflect one or more Transfer Requests from a Participant engaged in frequent Transfer activity, the Eligible Fund may reject the entire omnibus order and thereby interfere with our ability to satisfy your Request even if you have not made frequent Transfers. For Transfers into more than one Investment Division, we may reject or reverse the entire Transfer Request if any part of it is not accepted by or is reversed by an Eligible Fund.
Automatic Custom Transfers
Dollar Cost Averaging
You may arrange for systematic Transfers from any Investment Division to any other Investment Division. Dollar cost averaging does not assure a greater profit, or any profit, and will not prevent or necessarily alleviate losses in a declining market. It does, however, allow you to buy more units when the price is low and fewer units when the price is high. Over time, your average cost per unit may be more or less than if you invested all your money at one time.
You can set up automatic dollar cost averaging on the following frequency periods: monthly, quarterly, semi-annually or annually. Your Transfer will be initiated on the Valuation Date you select one frequency period following the date of the Request. For example, if we receive a Request for quarterly Transfers on January 9, your first Transfer will be made on April 9 (or the following business day, as applicable) and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Group Contract. There will be no additional cost for using dollar cost averaging.
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If there are insufficient funds in the applicable Variable Sub-Account on the date your Transfer is scheduled, your Transfer will not be made. However, your dollar cost averaging Transfers will resume once there are sufficient funds in the applicable Variable Sub- Account. Dollar cost averaging will terminate automatically when you start taking payments from an annuity payment option.
Dollar cost averaging Transfers must meet the following conditions:
•The minimum amount that can be Transferred out of an Investment Division is $100 per month; and
•You must: (1) specify the dollar amount to be Transferred, (2) designate the Investment Division(s) to which the Transfer will be made, and (3) designate the percent of the dollar amount to be allocated to each Investment Division into which you are Transferring money. The Accumulation Unit values will be determined on the Transfer date.
You may not participate in dollar cost averaging and Rebalancer at the same time. Great-West reserves the right to modify, suspend, or terminate dollar cost averaging at any time at our discretion.
Rebalancer
There is no charge for participation in the Rebalancer option.
Because the value of your Variable Sub-Accounts will fluctuate with the investment performance of the Investment Division, your asset allocation plan percentages may become out of balance over time. Rebalancer allows you to automatically reallocate your Variable Account Value to maintain your desired asset allocation. Participation in Rebalancer does not assure a greater profit, nor will it prevent or necessarily alleviate losses in a declining market.
You can set up Rebalancer as a one-time Transfer or on a quarterly, semi-annual, or annual basis. If you select to rebalance only once, the Transfer will take place on the Valuation Date specified in your Request.
If you select to rebalance on a quarterly, semi-annual, or annual basis, the first Transfer will be initiated on the transaction date one frequency period following the date of the Request. For example, if we receive a Request for quarterly Transfers on January 9, your first Transfer will be made on April 9 (or the following business day, as applicable) and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Group Contract. There will be no additional cost for using Rebalancer.
On a Rebalancing Valuation Date your money will be automatically reallocated among the Investment Divisions based on your allocation instructions. You can change your allocation instructions or cancel the Rebalancer option at any time by Request. The Rebalancer option will terminate automatically when you start taking payments from an annuity payment option.
Rebalancer Transfers must meet the following conditions:
•Your entire Variable Account Value must be included;
•You must specify the percentage of your Variable Account Value you would like allocated to each Investment Division; and
•You must specify the frequency of rebalancing.
You may not participate in dollar cost averaging and Rebalancer at the same time. Great-West reserves the right to modify, suspend, or terminate the Rebalancer option at any time at our discretion.
Loans
•Loans are not available under 415(m), NQDC, non-governmental 457(b) or 457(f) Plans.
•Loans may be available under 401(a), 401(k), 403(b), or governmental 457(b) Plans.
•Consult your employer or Group Contractowner, as the case may be, for complete details.
Total and Partial Withdrawals
You may Request to make a total or partial withdrawal at any time before your Annuity Commencement Date, subject to any limitations or restrictions contained in the Code or your Plan.
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Requests for a partial withdrawal within 30 days prior to the Annuity Commencement Date may delay the Annuity Commencement Date by up to 30 days. A Request for partial withdrawal must be in writing and must specify the Investment Division(s) or Fixed Option(s) from which the partial withdrawal is to be made. If your instructions are not clear, your Request will be denied and will not be processed.
The amount available for any withdrawal is your Participant Annuity Account Value as determined on the Valuation Date you Request the withdrawal to be made. We will process your withdrawal Request on the later of the date selected in the Request, or the Valuation Date on which we receive the Request at our Administrative Offices.
We will process your withdrawal based on the Accumulation Unit values next determined after we receive your withdrawal Request. This means that if we receive your Request prior to 4:00 p.m. ET, we will process the withdrawal at the unit values calculated as of 4:00 p.m. ET that Business Day. If we receive your Request at or after 4:00 p.m. ET, we will process the withdrawal at the unit values calculated as of 4:00 p.m. ET on the following Business Day.
Generally, we will pay withdrawal proceeds attributable to the Investment Divisions within seven days of the Valuation Date on which we process your Request, although payment may be postponed for a period in excess of seven days as permitted by the 1940 Act. You may apply the amount payable upon a total withdrawal to an Annuity Payment Option instead of receiving a lump-sum payment.
After a total withdrawal of your Participant Annuity Account Value, or at any time such value is zero, all of your rights under the Group Contract will terminate.
Certain restrictions apply to partial or total withdrawals under a Group Contract. (See “Federal Tax Consequences” below.) There are additional conditions that apply to a partial or total withdrawal of your Guaranteed Account Value.
You may have to pay a Contingent Deferred Sales Charge upon a partial or total withdrawal. (See “Charges and Deductions” below.) In addition, there may be certain tax consequences to you when you make withdrawals. (See “Federal Tax Consequences” below.)
Cessation of Contributions
In the future, either Great-West or the Group Contractowner may determine that no further Contributions will be made under the Group Contract. Should this occur, then Great-West or the Group Contractowner, as applicable, will provide the other party written notice that no future Contributions or Transfers will be made (this is referred to as a Date of Cessation). After cessation of Contributions, Great- West will continue to administer all Participant Annuity Accounts in accordance with the provisions of the Group Contract until the Group Contract is terminated.
If a Date of Cessation is declared and the Group Contract is terminated, the Group Contractowner must Request one of the following Cessation Options:
•Cessation Option (1):Great-West will maintain each Participant Annuity Account until it is applied to a payment option. A contingent deferred sales charge, if applicable, may apply.
•Cessation Option (2):Great-West will pay, within seven (7) days of the Date of Cessation, the Variable Account Values of the Participant Annuity Accounts to either the Group Contractowner or a person designated in writing by the Group Contractowner as the successor provider of the Group Contractowner’s Plan. A contingent deferred sales charge, if applicable, may apply. Great-West will pay the sum of the Guaranteed Account Values of the Participant Annuity Accounts in accordance with the specific requirements of the Group Contract.
•Cessation Option (3):Great-West and the Group Contractowner will mutually agree in writing and in accordance with applicable law on the specific terms of the cessation of Contributions. A contingent deferred sales charge, if applicable, may apply.
Cessation Options (2) and (3) May Not Be Available In All Group Contracts.
Death Benefit
We will pay a death benefit to your beneficiary if you die before the Annuity Commencement Date.
•If you die prior to age 70, the death benefit will be the greater of: (1) your Participant Annuity Account Value less any Premium Taxes, or (2) the sum of all Contributions paid less any withdrawals and any applicable Premium Tax; or
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•If you die on or after your 70th birthday, the death benefit will be your Participant Annuity Account Value, less any Premium Taxes; or
•If you die prior to the Annuity Commencement Date under the elected Amendment Rider, the amount payable on death will be the Participant Annuity Account Value (less any outstanding loan balance), less any Premium Taxes.
You designate the beneficiary to whom the death benefit will be paid. Your beneficiary may elect to receive the death benefit:
•under any of the Annuity Payment Options;
•as a lump-sum payment; or
•as a partial lump-sum payment with the balance applied toward an Annuity Payment Option.Depending on the terms of your Group Contract, your beneficiary must make this election within 60 days after we receive adequate proof of your death. If no election is made within the 60 day period, we will make a lump-sum payment to your beneficiary. Your Participant Annuity Account Value, for purposes of determination of the death benefit, will be calculated at the end of the Valuation Period during which we receive both proof of death and an election by the person receiving payment at Great-West’s Administrative Offices. If no election is made, your Participant Annuity Account Value will be determined 60 days after the date on which proof of death is received.
Distribution of the Proceeds
•If the beneficiary Requests a lump-sum or partial lump-sum payment, the proceeds will be paid within seven (7) days of Great-West’s receipt of such election and adequate proof of death.
•If the beneficiary Requests any Annuity Payment Option, the annuity payment shall commence thirty (30) days after the receipt of both such election and adequate proof of death.
We will pay the death benefit in accordance with any applicable laws and regulations governing payment of death benefits, subject to postponement in certain circumstances as permitted by the 1940 Act.
You may designate or change a beneficiary by sending us a Request. Each change of beneficiary revokes any previous designation. Unless otherwise provided in the beneficiary designation, one of the following procedures will take place on the death of a beneficiary:
•if there is more than one primary surviving beneficiary, the Participant Annuity Account Value will be shared equally among them;
•if any primary beneficiary dies before the Participant, that beneficiary’s interest will pass to any other named surviving primary beneficiary or beneficiaries, to be shared equally;
•if there is no surviving primary beneficiary, the Participant Annuity Account Value will pass to any surviving contingent beneficiary and, if more than one contingent beneficiary survives the Participant, it will be shared equally among them;
•if no beneficiary survives the Participant, or if the designation of beneficiary was not adequately made, the Participant Annuity Account Value will pass under the terms of the Plan document, and if none, to the Participant’s estate.
Charges and Deductions
The charges and deductions we assess will vary by Group Contract. Please contact your employer or the Group Contractowner, as the case may be, or your GWFS representative to determine the actual charges and deductions which are applicable to your Group Contract.
Annual Contract Maintenance Charge
•We may deduct an annual Contract Maintenance Charge from your Participant Annuity Account of not more than $30 on the first Valuation Date of each calendar year.
•If your Participant Annuity Account is established after that date, the annual Contract Maintenance Charge will be deducted on the first day of the next quarter and will be prorated for the year remaining.
•The deduction will be prorated between your Variable and Guaranteed Accounts.
•This charge is non-refundable.
•The annual Contract Maintenance Charge on Section 403(b) Plan Group Contracts will be waived for an initial period of between 12 months and 15 months, depending on the date you began participating under the Group Contract.
•This annual Contract Maintenance Charge is assessed to reimburse us for some of our administrative expenses relating to the establishment and maintenance of Participant Annuity Accounts.
Contingent Deferred Sales Charge
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Withdrawals of all or a portion of your Participant Annuity Account Value, payments made under a periodic payment option that are not to be made for more than 36 months (“Certain Periodic Payments”), or Transfers to Other Companies may be subject to a Contingent Deferred Sales Charge (“CDSC”). The amount of the CDSC depends on the type of Plan, and the Group Contract in which you participate. The CDSC is a percentage of the amounts you withdraw or Transfer to Other Companies.
Depending upon the Group Contract in which you participate, the CDSC will be based on one of the levels described below. In addition, if your Group Contract was issued in exchange for a previously issued Great-West fixed annuity contract and you were a Participant under that contract, we will assess an additional CDSC on amounts withdrawn or Transferred to Other Companies as described below.
While the CDSC under any level will be a percentage of the amount withdrawn or Transferred to Other Companies, the amount of a CDSC will not exceed 8.5% of the Contributions made to your Participant Annuity Account. For the CDSC that applies under your Group Contract, please contact your employer or the Group Contractowner, as the case may be, or your GWFS representative.
Level 1: 6% Capped CDSC
The CDSC for Level 1 Group Contracts will be an amount equal to 6% of:
•the amount of the total or partial withdrawal;
•the amount Transferred to Other Companies; or
•the amount of Certain Periodic Payments.
The maximum contingent deferred sales charges you pay will not exceed 6% of all Contributions made within 72 months of the total or partial withdrawals, Transfer to Other Companies or Certain Periodic Payments.
Level 2: 5% Level Charge for 5 Years
The CDSC for Level 2 Group Contracts will be an amount equal to 5% of the total or partial withdrawal, amounts Transferred to Other Companies, or amount of Certain Periodic Payments, if such distribution occurs during the first five years of your participation in the Group Contract. If the distribution occurs in your sixth year of participation or later, you will incur no contingent deferred sales charge.
Level 3: 5% Decreasing Charge
The CDSC for Level 3 Group Contracts will be an amount equal to the percentage of the amount withdrawn, Transferred to Other Companies, or amount of Certain Periodic Payments based on the table below:
Years of participation in this Group Contract	The applicable percentage shall be
0-4 years	5%
5-9 years	4%
10-14 years	3%
15 or more years	0%
Level 4: 6% Contract Termination Decreasing Charge
The contingent deferred sales charge for Level 4 Group Contracts will be an amount equal to the percentage of the amount withdrawn or Transferred to Other Companies at the termination of the Group Contract, based on the table below:
Years since Issuance of Group Contract	The applicable percentage shall be
0-1 years	6%
2 years	5%
3 years	4%
4 years	3%
5 years	2%
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Years since Issuance of Group Contract	The applicable percentage shall be
6 years	1%
7 years	1%
More than 7 years	0%
There is no Contingent Deferred Sales Charge Free Amount for Level 4 Group Contracts.
Level 5: No Contingent Deferred Sales Charges
Under Level 5 Group Contracts we do not assess any contingent deferred sales charge.
Level 6: Contingent Deferred Sale Charge under the Amendment Rider
For Group Contracts that have elected the Amendment Rider, the CDSC amount assessed on your withdrawals, Transfers to Other Companies, or Certain Periodic Payments will depend on the terms of the Amendment Rider elected by the Group Contractowner. The CDSC will not exceed 8.5% of Contributions. For the CDSC that applies under your Group Contract as a result of the Amendment Rider, please contact your employer or the Group Contractowner, as the case may be, or your GWFS representative.
Level 7: Contract Termination Charge under the Amendment Rider
For Group Contracts that have elected the Amendment Rider and Great-West has agreed to restore under the Group Contract all or a portion of the CDSC charges, market value adjustments, or other investment charges from Plan assets under a prior investment option, and the Group Contract is terminated prior to Great-West’s recovery of any and all start-up costs, such amounts will be recouped through a start-up cost recovery schedule applied as a contingent deferred sales charge, which will not exceed 8.5% of Contributions.
Additional Contingent Deferred Sales Charges
If the Group Contract was issued in exchange for a previously issued Great-West fixed annuity contract, the charges applicable to your Group Contract (as described in Levels 1-5 above) will apply in addition to the following charges applicable to amounts attributable to your Fixed Annuity contract:
•an amount equal to a percentage of the amount of the total or partial withdrawal, Transferred to Other Companies, or the amount of Certain Periodic Payments, based on the number of years of participation in both the exchanged annuity contract and the Group Contract as illustrated below:
Number of Years of Participation in Both the Exchanged Annuity Contract and this Group Contract:	Applicable percentage
Less than 5 Years	6%
More than 5 Years but less than 10 Years	5%
More than 10 Years	4%
The additional CDSC applies only to amounts attributable to your Fixed Annuity contract on the date you exchanged that contract for an interest in the Group Contract (the “Exchanged Amount”). The additional CDSC does not apply to Contributions made under the Group Contract (other than the Exchanged Amount), earnings on those Contributions, or earnings on the Exchanged Amount. To determine whether this charge applies, we first consider amounts you withdraw to be withdrawn from Contributions (other than the Exchanged Amount), earnings on those Contributions, and earnings on the Exchanged Amount. The charge will not be assessed unless the foregoing have been depleted.
The CDSC applicable to Participant Annuity Account Values derived from a previously exchanged Great-West annuity contract will not decrease below 4%.
Contingent Deferred Sales Charge Free Amount
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You may be eligible for a CDSC “Free Amount.”
•The CDSC “Free Amount” is an amount against which the CDSC will not be assessed.
•The “Free Amount” will not exceed 10% of the Participant Annuity Account Value at December 31 of the previous calendar year, and will be applied on the first distribution, payment, or Transfer to Another Company made in that year.
All additional distributions, payments, or Transfers to Another Company during that calendar year will be subject to a Contingent Deferred Sales Charge without application of any “Free Amount.”
General Provisions Applicable to the CDSC
The CDSC is deducted from your payment. Thus, for example (assuming a 6% CDSC):
If you Request a withdrawal of $100, (and assuming that the entire withdrawal is subject to a 6% CDSC) you would receive a payment of $94.
The CDSC will not exceed 8.5% of Contributions made by the Participant under the Group Contract.
The CDSC is paid to Great-West to cover expenses relating to the sale and distribution of the Group Contracts, including commissions, the cost of preparing sales literature, and other promotional activities. In certain circumstances, sales expenses associated with the sale and distribution of a Group Contract may be reduced or eliminated and the CDSC applicable to that Group Contract may likewise be reduced. Great-West will determine whether such a reduction is available based upon consideration of the following factors:
•size of the prospective group;
•projected annual Contributions for all Participants in the group;
•frequency of projected withdrawals;
•type and frequency of administrative and sales services provided;
•level of contract maintenance charge, administrative charge, and mortality and expense risk charge;
•type and level of communication services provided; and
•number and type of Plans.
We will notify a prospective purchaser of its eligibility for a reduction of the CDSC prior to the acceptance of an application for coverage.
It is possible that the CDSC will not be sufficient to enable Great-West to recover all of its distribution expenses. In such case, the loss will be borne by Great-West out of its general account assets.
Situations under which the CDSC may not Apply
The CDSC may not apply in certain situations. Examples of such situation(s) include, but are not limited to, the following:
•the Participant dies; or
•the Participant severs employment; or
•the Participant is entitled to a Plan approved hardship or unforeseeable emergency; or
•the Participant elects an Annuity Payment Option with life contingency or an annuity payment period or periodic payment period of a minimum duration specified under the Group Contract; or
•Plan termination; or
•the Group Contractowner elects a Contract Termination Date due to Contract Conversion and assets are Transferred to another contract offered by Great-West; or
•the Participant elects a total or partial surrender, total or partial distribution, withdrawal, in-service withdrawal, Transfer to Other Companies, single sum payment, or certain other payment options available under the Group Contract.
Mortality and Expense Risk Deductions
We deduct a mortality and expense risk charge to compensate us for bearing certain mortality and expense risks under the Group Contracts. The level of this charge is guaranteed and will not increase above 1.25%. However, the amount charged and the methodology we use to calculate that amount may vary by Contract.
Depending on the terms of your Group Contract, we may assess this charge as:
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1)
 a daily deduction from the assets of each Investment Division (the “Daily M&E Deduction”); or
2)
 a periodic deduction from your Participant Annuity Account Value (the “Periodic M&E Deduction”).
You will never pay both a Daily M&E Deduction and a Periodic M&E Deduction. Please consult with your employer or Group Contractowner, as the case may be, or your GWFS representative for more information on how we calculate the mortality and expense risk charge under your Group Contract.
The Daily M&E Deduction
The Daily M&E Deduction is a charge we deduct from each Investment Division’s Accumulation Unit Value on each Valuation Date in accordance with the Net Investment Factor formula described in Appendix B. The amount of the Daily M&E Deduction that you will pay depends on the terms of your Group Contract. It will be assessed at a rate between 0% and 1.25%. Only one rate will apply to your Group Contract.
We determine the daily rate of this mortality and expense risk charge by dividing the applicable annual rate under your Group Contract by 365. You will continue to pay the Daily M&E Deduction after the Annuity Commencement Date if you have selected a variable annuity payment option.
Periodic M&E Deduction
Unlike the Daily M&E Deduction, which is deducted from each Investment Division’s Accumulation Unit Value on each Valuation Date, the Periodic M&E Deduction is assessed during the Accumulation Period as a percentage of your Participant Annuity Account Value as of the end of the period for which we are making the deduction. Therefore, the Periodic M&E Deduction is assessed against both your Guaranteed Account and Variable Account Values whereas the Daily M&E Deduction is assessed only against your Variable Account Value.
Depending on the terms of your Group Contract, we may assess this charge monthly, quarterly, semi-annually or annually. The level of this charge varies by Group Contract. It will be assessed at an annual rate ranging from 0% to 1.00% of Participant Annuity Account Value depending on your Group Contract.
For example, if the annual rate of the Periodic M&E Deduction under your Group Contract is 1.00% and the terms of your Group Contract require us to deduct the charge quarterly, we will deduct, at the end of each quarter, 0.25% of your Participant Annuity Account Value.
The Periodic M&E Deduction will appear on your Participant statements as a dollar amount charged against your Participant Annuity Account Value. We will deduct this charge on a pro rata basis from the value of your Variable and Guaranteed Sub-Accounts. However, we reserve the right to deduct this charge from your Variable Account Value only.
After the Annuity Commencement Date, however, all Contracts are assessed the mortality and expense risk charge at an equivalent daily rate. (See the discussion on the Daily M&E Deduction above.)
Please note that the two methods of deducting the mortality and expense risk charge may give rise to different investment results even where the charge is assessed at identical rates.
Participant Annuity Account Values and annuity payments are not affected by changes in actual mortality experience we incur. The mortality risks we assume arise from our contractual obligations to make annuity payments determined in accordance with the Group Contract. This means that neither the person receiving payment’s longevity, nor an unanticipated improvement in general life expectancy, will adversely affect your annuity payments under the Group Contract.
We bear substantial risk in connection with the death benefit before the Annuity Commencement Date since we may bear the risk of unfavorable experience in your Variable Sub-Accounts. (See “Death Benefit” for additional information.) The expense risk is the risk that our actual expenses in administering the Group Contracts and the Series Account will be greater than anticipated.
In certain circumstances, the risk of adverse mortality and expense experience associated with a Group Contract may be reduced. In such event, the mortality and expense risk charge applicable to that Group Contract may likewise be reduced. Great-West will determine whether such a reduction is available based upon consideration of the following factors:
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•size of the prospective group;
•projected annual Contributions for all Participants in the group;
•frequency of projected distributions;
•type and frequency of administrative and sales services provided; and
•level of contract maintenance charge, administrative charge and CDSC.
Great-West will notify a prospective purchaser of its eligibility for a reduction of the mortality and expense risk charge prior to the acceptance of an application for coverage.
If the mortality and expense risk charge is insufficient to cover actual costs and risks assumed, we will bear the loss. If this charge is more than sufficient, any excess will be a profit to us. Currently, we expect a profit from this charge.
Premium Tax Deductions
Great-West presently intends to pay Premium Taxes levied by a governmental entity on Participant Annuity Accounts or the Series Account. Great-West reserves the right to deduct the Premium Tax from Participant Annuity Account Values instead. We will give notice to all Participants prior to the imposition of any such deductions from the Participant Annuity Account Values. The applicable Premium Tax rates that states and other governmental entities impose currently range from 0% to 3.5% and are subject to change by the respective state legislatures, by administrative interpretations, or by judicial act. Such Premium Taxes will depend, among other things, on the state of residence of a Participant, the insurance tax laws, and the status of Great-West in these states when the Premium Taxes are incurred.
Expenses of the Eligible Funds
The net asset value of each Eligible Fund reflects the deduction of that Eligible Fund’s fees and deductions, which are described in the prospectus for the respective Eligible Fund. You bear these costs indirectly when you allocate to an Investment Division. If provided for under the terms of your Group Contract, when an Eligible Fund imposes additional fees with respect to a particular Participant transaction, such as a redemption fee for frequent trading, these fees will be deducted from the Participant Annuity Account Value of the identified Participant.
Restorations
Depending on the terms of your Group Contract, Great-West may agree to restore all or a portion of the CDSC charges, market value adjustments, or other investment charges from Plan assets under a prior investment option. The restoration amount will be based on the dollar amounts Transferred to the Group Contract from the prior investment option.
Periodic Payment Options
You may Request that all or part of your Participant Annuity Account Value be applied to a periodic payment option, provided you are eligible to receive a distribution under the terms of the Plan and Code. The amount applied to a periodic payment option is your Participant Annuity Account Value, less Premium Tax, if any. All outstanding loan balances must be paid in full or treated as a distribution before you are eligible for a periodic payment option.
In Requesting periodic payments, you must elect:
•the payment frequency of either 12-, 6-, 3- or 1-month intervals;
•a payment amount—a minimum of $50 is required;
•the calendar day of the month on which payments will be made;
•one payment option; and
•to allocate your payments from your Variable and/or Guaranteed Sub-Account(s) as follows:
•prorate the amount to be paid in proportion to the assets in each sub-account; or
•select the Variable and/or Guaranteed Sub-Account(s) from which payments will be made.
Once the Variable and/or Guaranteed Sub-Accounts have been depleted, we will automatically prorate the remaining payments against all remaining available Variable and/or Guaranteed Sub-Accounts unless you Request the selection of another Variable and/or Guaranteed Sub-Account.
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You may change the withdrawal option and/or the frequency once each calendar year unless you are a participant in a non-governmental 457(b), 457(f), 415(m) or NQDC Plan, in which case you may not elect to change the withdrawal option and/or the frequency of payments.
While receiving periodic withdrawals:
•You may continue to exercise all contractual rights that are available prior to electing an annuity payment option, except that no Contributions may be made.
•You may keep the same investment options as before periodic payments began.
•Charges and fees under the Group Contract, if applicable, continue to apply, except as noted below:
•We will not deduct a Contingent Deferred Sales Charge to periodic payments lasting a minimum of 36 months.
•We will deduct a Contingent Deferred Sales Charge and/or a loss of interest charge on amounts partially withdrawn from a Guaranteed Sub-Account. Please refer to your Contract for more information about the Guaranteed Sub- Accounts.
Periodic payments will cease on the earlier of the date:
•the amount to be paid under the option selected has been reduced to zero;
•the Participant Annuity Account Value is zero;
•you Request that withdrawals stop (non-governmental 457(b), 457(f), 415(m) or NQDC Plan Participants may not elect to cease withdrawals); or
•you die.
You may choose to receive periodic payments from the following payment options.
Option 1 - Income for a specified period
You elect the length of time over which payments will be made. The amount paid will vary based on the duration you choose. The Group Contract will provide the available lengths of time from which you may elect. Certain Group Contracts may require that you elect a specified period of at least 36 months.
Option 2 - Income of a specified amount
You elect the dollar amount of the payments. Based on the amount elected, the duration may vary. The Group Contract will provide the available dollar amounts from which you may select.
Option 3 - Interest Only
Your payments will be based on the amount of interest credited to your Guaranteed Sub-Account(s) between each period. This payment option is only available if 100% of your Participant Annuity Account is invested in the Guaranteed Sub-Account and you are less than 70 1∕2 years of age. This option is not available to non-governmental 457(b), 457(f), 415(m) and NQDC Plan Participants.
Option 4 - Minimum Distribution
Minimum distributions are not available for 457(f) and NQDC Plan Participants. For all other Plans, you may Request to receive your minimum distribution from the Group Contract as specified under Code Section 401(a)(9).
If you die while receiving periodic payments, your beneficiary must elect a payment option which complies with the distribution requirements of Code Section 401(a)(9).
If periodic payments stop, you may resume making Contributions. However, the selection of another periodic payment may not commence again for at least 36 months. We may limit the number of times you may restart a periodic payment program.
Periodic payments may be taxable, subject to withholding and the 10% penalty tax on early withdrawals. Retirement Plans are subject to complex rules with respect to restrictions on and taxation of distributions, including penalty taxes. Please consult a competent tax adviser before requesting a periodic payment option.
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Annuity Payment Options
Subject to the terms of your Plan and whether you have a distributable event, you may elect an Annuity Commencement Date and the form of annuity payments at any time during the Accumulation Period.
To avoid the imposition of an excise tax under 403(b), 401(a), 401(k) and 457(b) Plans, the Annuity Commencement Date elected generally must not be later than April 1 of the calendar year following the later of either:
•the calendar year in which the Participant attains age 72 (if the individual was born on or after July 1, 1949) or 70 1∕2 (if the individual was born before July 1, 1949); or
•the calendar year in which the Participant retires.
Under all of the above-noted retirement programs, it is your responsibility to file the necessary Request with Great-West.
Under 457(f), 415(m) and NQDC Plans, there is no required Annuity Commencement Date.
The Annuity Commencement Date may be postponed or accelerated, or the election of any of the Annuity Payment Options may be changed, upon Request received by Great-West at its Administrative Offices up to 30 days prior to the existing Annuity Commencement Date. If any Annuity Commencement Date elected would be less than 30 days from the date that the Request is received, Great-West may delay the date elected by not more than 30 days.
You can choose from the Annuity Payment Options described below, as well as any other Annuity Payment Options which Great-West may choose to make available in the future. Except as otherwise noted, the Annuity Payment Options are payable on a variable, fixed, or combination basis. More than one Annuity Payment Option may be elected. If no Annuity Payment Option is elected, some Group Contracts automatically provide for a variable life annuity (with respect to the variable portion of your Participant Annuity Account) and/or a fixed life annuity (with respect to the guaranteed portion of your Participant Annuity Account) with 120 monthly payments guaranteed.
The level of annuity payments under the following options is based upon the option selected and such factors as the age at which payments begin and the frequency and duration of payments.
Option 1 - Life Annuity
This option provides an annuity payable monthly during the lifetime of the payee. It would be possible under this option for the payee to receive no annuity payment if he/she died prior to the date of the first annuity payment, one annuity payment if the payee died before the second annuity payment, etc.
Option 2 - Life Annuity with Payments Guaranteed for Designated Periods
This option provides an annuity payable monthly throughout the lifetime of the payee with the guarantee that if, at the death of the payee, payments have been made for less than the designated period, the beneficiary will receive payments for the remainder of the period. The designated period may be 5, 10, 15, or 20 years. The period generally referred to as “Installment Refund” is available only on a fixed-dollar payment basis.
Option 3 - Joint and One-Half Survivor
This option provides an annuity payable during the joint lifetime of the payee and a designated second person, and thereafter during the lifetime of the survivor. After the death of the payee, and while only the designated second person is alive, the amount payable will be one-half the amount paid while both were living. It would be possible under this option for the payee and the beneficiary to receive no annuity payment if both persons died prior to the date of the first annuity payment, one annuity payment if both persons died before the second annuity payment, etc.
Option 4 - Income of Specified Amount (available only as fixed-dollar payments)
Under this option, the amount of the periodic benefit is selected. This amount will be paid to the payee in equal annual, semiannual, quarterly, or monthly installments as elected, provided that the annuity payment period is not less than 36 months.
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Option 5 - Income for Specified Period (available only as fixed-dollar payments)
Under this option, the duration of the periodic benefit is selected (which may not be less than 36 months), and a resulting annuity payment amount will be paid to the payee in equal annual, semiannual, quarterly, or monthly installments, as elected.
Option 6 - Systematic Withdrawal Payment Option (available only as fixed-dollar payments)
Under this payment option, the amount, timing and method of payment will be as elected by the payee and agreed to by Great-West. Payments may be elected on a monthly, quarterly, semi-annual or annual basis. The minimum amount initially applied to this option must be $20,000. Charges and restrictions will apply. (See the “Systematic Withdrawal Payment Option Rider” to the Group Contract for more information.)
Variable Annuity Payments
Variable annuity payments will be determined on the basis of: (i) the Variable Account Value prior to the Annuity Commencement Date; (ii) the annuity tables contained in the Group Contracts which reflect the age of the Participant; (iii) the type of annuity option(s) selected; and (iv) the investment performance of the underlying Eligible Fund. The Participant receives the value of a fixed number of Annuity Units each month.
Annuity Units
We determine the number of Annuity Units to be credited by dividing the amount of the first monthly payment by its Accumulation Unit value as of the fifth Valuation Period prior to the Annuity Commencement Date in each Variable Sub-Account selected. Although the number of Annuity Units is fixed by this process, the value of such units will vary with the value of the underlying Eligible Fund.
Amount of First Variable Payment
The first payment under a variable annuity payment option will be based on the value of the amounts held in each Variable Sub- Account on the fifth Valuation Date preceding the Annuity Commencement Date. It will be determined by applying the appropriate rate to the amount applied under the payment option. The rate applied reflects an assumed investment return (“AIR”) of 5%.
For annuity options involving life income, the actual age and sex of the annuitant will affect the amount of each payment. We reserve the right to ask for proof of the annuitant’s age, and we may delay annuity payments until we receive satisfactory proof. Since payments to older annuitants are expected to be fewer in number, the amount of each annuity payment under a selected annuity form will be greater for older annuitants than for younger annuitants.
Amount of Variable Payment after the First Payment
Payments after the first will vary depending upon the investment experience of the Investment Divisions. Your payments will increase in amount over time if the Investment Division(s) you select earn more than the 5% AIR. Likewise, your payments will decrease in amount over time if the Investment Division(s) you select earn less than the 5% AIR. The subsequent amount paid from each sub- account is determined by multiplying (a) by (b) where (a) is the number of sub-account Annuity Units to be paid and (b) is the sub-account Annuity Unit value on the fifth Valuation Date preceding the date the annuity payment is due. The total amount of each variable annuity payment will be the sum of the variable annuity payments for each Variable Sub-Account. We guarantee that the dollar amount of each payment after the first will not be affected by variations in expenses or mortality experience.
Fixed Annuity Payments
The guaranteed level of Fixed Annuity payments will be determined on the basis of: (i) the Guaranteed Account Value prior to the Annuity Commencement Date; (ii) the annuity tables contained in the Group Contracts which reflect the age of the Participant; and (iii) the type of annuity option(s) elected. The payment amount may be greater if we are using a more favorable table as of a Participant’s Annuity Commencement Date.
Combination Variable and Fixed Annuity Payments
If an election is made to receive annuity payments on a combination variable and fixed basis, the Variable Account Value of a Participant Annuity Account will be applied to the variable annuity option elected and the Guaranteed Account Value to the Fixed Annuity option.
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Transfer to Effect Annuity Option Elected
If you wish to apply all or part of the Guaranteed Account Value of your Participant Annuity Account to a variable annuity option, or all or a part of the Variable Account Value to a Fixed Annuity option, we must receive your Request to Transfer prior to your Annuity Commencement Date. If we receive a Transfer Request within 30 days of the Annuity Commencement Date, we may delay the Annuity Commencement Date by not more than 30 days. This also applies to a beneficiary or payee who elects to receive a death benefit under any of the annuity options, and the beneficiary or payee may submit the Request to Transfer after the death of the Participant.
Transfer After the Annuity Commencement Date
Once annuity payments have begun, no Transfers may be made from a Fixed Annuity payment option to a variable annuity payment option, or vice versa. However, for variable annuity payment options, Transfers may be made among Investment Divisions. Transfers after the Annuity Commencement Date will be made by converting the number of Annuity Units being Transferred to the number of Annuity Units of the Variable Sub-Account to which the Transfer is made. The result will be that the next annuity payment, if it were made at that time, would be the same amount that it would have been without the Transfer. Thereafter, annuity payments will reflect changes in the value of the new Annuity Units.
Proof of Age and Survival
Great-West may require proof of age or survival of any payee upon whose age or survival payments depend. If the age of the Participant or beneficiary has been misstated, the payments established will be made on the basis of the correct age. If payments were too large because of misstatement, we may deduct the difference with interest from the next payment or payments. If payments were too small, we may add the difference with interest to the next payment. This interest is at an annual effective rate which will not be less than the interest rate guaranteed by the Group Contract.
Frequency and Amount of Annuity Payments
Unless otherwise permitted and elected, variable annuity payments will be paid as monthly installments. Fixed Annuity payments will be paid annually, semiannually, quarterly or monthly, as Requested. However, if any payment to be made under any Annuity Payment Option will be less than $50, Great-West may make the payments in the most frequent interval which produces a payment of at least $50. If the net amount available to apply under any Annuity Payment Option is less than $2,000, Great-West may pay it in one lump sum. The maximum amount that may be applied under any Annuity Payment Option without our prior written consent is $1,000,000.
Other Restrictions
Once payments start under the annuity form you select:
•no changes can be made in the annuity form;
•no additional Contributions will be accepted under the Group Contract; and
•no further withdrawals will be allowed, other than withdrawals made to provide annuity benefits.
Contract Termination Due To Plan Termination
If provided for under the terms of the Amendment Rider and it is attached to the Group Contract and the Group Contractowner terminates its Plan (“Plan Termination”) with assets invested in the Group Contract, the Group Contractowner will provide Great-West written notice of Plan Termination, and confirm that all final Contributions have been remitted to Great-West. In addition, the Group Contractowner must provide any information or instructions Great-West may reasonably require.
Unless the Group Contractowner instructs Great-West that its Plan is subject to joint and survivor or other distribution rules, or that the Plan is an eligible governmental Plan and the Group Contractowner instructs Great-West to make a Plan-to-Plan Transfer of all of the Plan assets to another eligible governmental Plan within the same state, Great-West will make a lump sum distribution to each person with assets invested in the Group Contract (“Payee”). Depending on the Plan, Great-West will send distribution election forms to each Payee’s last known mailing address or will send distribution election forms to the Group Contractowner for delivery to each Payee. Upon receipt of a distribution election form from a Payee, Great-West will send a lump sum distribution to either the Payee or directly to an eligible retirement Plan as elected by the Payee. In the absence of a Payee election, Great-West will automatically send Payee lump sum
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distributions to the IRA provider designated by the Group Contractowner. In the alternative, the Group Contractowner may instruct Great-West to pay the lump sum distributions for non-responsive Payees pursuant to any other applicable regulatory guidance in effect on the date of distribution.
The Group Contractowner acknowledges that the amount distributed from the Group Contract upon Plan Termination will be equal to the balance of each Participant Annuity Account as reflected in Great-West’s records on the date of distribution, less any outstanding charges or fees, CDSC's, income tax withholding, Premium Taxes, or other fees applicable under the terms of the Group Contract.
The Group Contract will terminate once all Plan assets have been distributed.
Contract Termination Due To Contract Conversion
If provided for under the terms of the Amendment Rider and it is attached to the Group Contract, the Group Contractowner may declare a Contract Termination due to Contract Conversion, to occur at a specified future date (the “Contract Termination Date”). Upon the Contract Termination Date, the current Group Contract (“Old Group Contract”) will terminate and the Group Contractowner and Great-West will enter into a new Group Contract (“New Group Contract”), to be effective on the Contract Termination Date. Any Contributions received by Great-West after the Contract Termination Date will be deposited into the New Group Contract. Unless otherwise agreed by the Group Contractowner and Great-West, all assets previously held under the Old Group Contract will be governed by the terms of the New Group Contract. Furthermore, any fees or charges imposed by the Old Group Contract will become payable under the terms of the New Group Contract, unless the Group Contractowner and Great-West otherwise agree.
Federal Tax Consequences
Introduction
The following discussion is a general description of the federal income tax considerations relating to the Group Contracts and is not intended as tax advice to any individual. This discussion assumes that the Group Contract qualifies as an annuity contract for federal income tax purposes. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under the Group Contract. If you are concerned about these tax implications you should consult a competent tax advisor as to how the tax rules apply to you before initiating any transaction.
This discussion is based upon our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the Internal Revenue Service. Moreover, no attempt has been made to consider any applicable state or other tax laws.
The Group Contracts are designed for use by groups under retirement programs which may qualify for special tax treatment under Sections 401(a), 401(k), 403(b), 457(b), 457(f) or 415(m) of the Code, or as a NQDC Plan.
Taxation of Annuities in General
Section 72 of the Code governs the taxation of annuities in general and distributions from qualified Plans. Tax deferral under annuity contracts purchased in connection with tax-qualified Plans arises under specific provisions of the Code governing the tax-qualified Plan, so a Contract should be purchased only for the features and benefits other than tax deferral that are available under an annuity contract purchased in connection with tax-qualified Plans, and not for the purpose of obtaining tax deferral.
A Participant in a qualified Plan is not generally taxed on increases (if any) in the value of a Participant Annuity Account until a distribution occurs. A distribution is taxable as ordinary income, except to the extent a participant has basis in the Group Contract. Amounts contributed to the Group Contract on an after-tax basis generally constitute cost basis at time of distribution.
If a Group Contract will be held by a taxable employer, the investment gain on the Group Contract is included in the entity’s income each year. This rule does not apply where the Group Contract is held under a 401(a), 401(k), or 403(b) Plan. If the employer maintaining a 457(b), 457(f), or 415(m) Plan is either a state or local government or a tax-exempt organization, the employer may not be subject to tax on the gain in the Group Contract. Taxable employers should discuss these matters with a competent tax adviser.
401(a) Plans
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Section 401(a) of the Code provides special tax treatment for pension, profit-sharing, and stock bonus plans established by employers or employee organizations for their employees. Many types of employers, including for-profit organizations, tax-exempt organizations and state and local governments, are allowed to establish and maintain 401(a) Plans. Employer Contributions and any earnings thereon are currently excluded from the Participant’s gross income. Currently, the total amount of employer and employee Contributions which can be contributed to all of an employer’s defined contribution qualified Plans is limited to the lesser of $58,000 or 100% of a Participant’s compensation as defined in Section 415 of the Code, as indexed from time to time for inflation. Distributions from the Plan are subject to the restrictions contained in the Plan document and the Code. Participants should consult with their employer or employee organization as to the limitations and restrictions applicable to their Plan.
401(k) Plans
Section 401(k) of the Code allows non-governmental employers or employee organizations, rural cooperatives, Indian tribal governments and rural irrigation and water conservation entities to offer a cash or deferred arrangement to employees under a profit- sharing or stock bonus plan. Generally, state and local governments are not permitted to establish 401(k) Plans. However, under a grandfather rule, certain Plans adopted before certain dates in 1986 may continue to be offered by governmental entities. Pre-tax salary reduction Contributions and any income thereon are currently excluded from the Participant’s gross income until distribution from the 401(k) Plan.
A 401(k) Plan can also allow Participants to make after-tax “Roth” contributions. Earnings on Roth contributions will be taxable to the Participant in the year of distribution unless certain requirements are met (generally, holding the Roth contributions for a five taxable year period, and receiving the distribution after age 59 1∕2, death, or disability), in which case the Participant will not owe income tax on the Roth earnings. The maximum elective deferral amount that an individual may contribute to one or more 401(k) Plans is limited to an applicable dollar amount, as indexed from time to time for inflation. Elective deferrals to a 401(k) Plan must also be aggregated with elective deferrals made by a Participant to a 403(b) Plan, to a simplified employee pension plan, to a SIMPLE retirement account, and with after-tax Roth contributions. The total amount of elective deferrals that can be contributed to all such Plans is $19,500 for 2021, and may be adjusted yearly for cost-of-living increases.
The contribution limits in Section 415 of the Code also apply. The amount a highly compensated employee may contribute may be further reduced to enable the Plan to meet certain non-discrimination testing requirements. Amounts contributed to a 401(k) Plan are subject to FICA and FUTA tax when contributed.
If allowed by the Plan, all employees who are eligible to make elective deferrals under the Plan and who have attained age 50 before the close of the Plan year are eligible to make catch-up contributions subject to the limitations of Section 414(v) of the Code.
Amounts contributed in excess of the above-described limits, and the earnings thereon, must be distributed from the Plan and included in the Participant’s gross income. Excess amounts that are not properly corrected can have severe adverse consequences to the Plan and may result in additional taxes to the Participant.
Pre-tax amounts deferred into the Plan within the applicable limits, and the net investment gain, if any, reflected in the Participant Annuity Account Value are included in a Participant’s gross income only for the taxable year when such amounts are paid to the Participant under the terms of the Plan. Elective deferrals and earnings thereon may not be distributed prior to age 59 1∕2, unless the Participant dies, becomes disabled, or separates from service after attainment of age 55.
Roth contributions deferred into the 401(k) Plan within the applicable limits are made with after-tax dollars. Earnings on Roth contributions will be taxable to the Participant in the year of distribution unless certain requirements are met (generally, holding the Roth contributions for a five taxable year period, and receiving the distribution after age 59 1∕2, death, or disability), in which case the Participant will not owe income tax on the Roth earnings.
Participants should consult with their employer as to the availability of benefits under the Plan.
403(b) Plans
Tax-exempt organizations described in Section 501(c)(3) of the Code and public educational organizations are permitted to purchase 403(b) Annuities for employees. Pre-tax deferrals contributed toward the purchase of such annuities are excluded from the gross income of the Participant in the year contributed to the extent that the Contributions do not exceed:
•the contribution limit in Section 415 of the Code; and
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•the elective deferral limit in Section 402(g) of the Code.
A 403(b) Plan may also permit after-tax Roth deferrals. Roth contributions deferred into the 403(b) Plan within the applicable limits are included in a Participant’s income in the taxable year when the Roth contribution is made. Earnings on Roth contributions will be taxable to the Participant in the year of distribution unless certain requirements are met (generally, holding the Roth contributions for a five taxable year period, and receiving the distribution after age 59 1∕2, death, or disability), in which case the Participant will not owe income tax on the Roth earnings.
Elective deferrals to a 403(b) Plan must also be aggregated with elective deferrals made by the Participant to a 401(k) Plan, a simplified employee pension, a SIMPLE retirement account, and with after-tax Roth contributions. The total amount of elective deferrals that can be contributed to all such Plans is $19,500 for 2021, and may be adjusted yearly for cost-of- living increases.
Amounts contributed to a 403(b) Plan are subject to FICA and FUTA tax when contributed.
The net investment gain, if any, on pre-tax deferrals reflected in a Participant Annuity Account Value is not taxable until paid to the Participant or his beneficiary. Roth contributions and earnings are taxed as described above.
If allowed by the Plan, all employees who are eligible to make elective deferrals under the Plan and who have attained age 50 before the close of the Plan year are eligible to make catch-up contributions subject to the limitations of Section 414(v) of the Code.
If eligible and as allowed by the Code, a 403(b) Participant who has completed fifteen (15) years of service with the same employer may elect to contribute an additional $3,000 per year for no more than five (5) years, for a lifetime maximum of $15,000.
Amounts contributed in excess of the above described limits, and the earnings thereon, must be distributed from the Plan and included in the Participant’s gross income in accordance with IRS rules and regulations. Excess amounts that are not properly corrected can have severe adverse consequences to the Plan, and may result in additional taxes to the Participant.
Distribution Restrictions apply:
Pre-1989 salary reduction Contributions to a 403(b) Plan may be distributed to an employee at any time, subject to a 10% penalty on withdrawals prior to age 59 1∕2, unless an exception applies under Section 72(t) of the Code.
Post-1988 Salary Reduction Contributions and earnings, and the earnings on the December 31, 1988 account balance as well as all amounts Transferred from a 403(b)(7) custodial account, may not be distributed prior to age 59 1∕2, unless the Participant:
•dies;
•becomes disabled;
•severs employment; or
•suffers a genuine financial hardship meeting the requirements of the Code. Restrictions apply to the amount that may be distributed for financial hardship.
If allowed by the Plan, the Participant may make an in-service transfer of an amount to a defined benefit governmental Plan for purchase of permissible service credits.
Subject to the terms of the Group Contract, all or a portion of the Participant’s Annuity Account Value, less any applicable CDSC and loss of interest charges (which may be applied when amounts deposited into a Fixed Option are transferred prior to the maturity date), may be exchanged for another 403(b) contract offered under the Group Contractowner’s 403(b) Plan, provided that all of the conditions and requirements of the Section 403(b) regulations and any other applicable law, as amended from time to time, are met.
457(b) Plans
Section 457(b) of the Code allows state and local governmental employers and certain tax-exempt organizations to establish and maintain an eligible deferred compensation Plan for its employees and independent contractors.
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Pre-tax salary reduction Contributions and any income thereon are generally excluded from the Participant’s gross income until a distribution occurs from the 457(b) Plan. A governmental 457(b) Plan can also allow participants to make after-tax “Roth” contributions. Earnings on Roth contributions will be taxable to the Participant in the year of distribution unless certain requirements are met (generally, holding the Roth contributions for a five taxable year period, and receiving the distribution after age 59 1∕2, death, or disability), in which case the Participant will not owe income tax on the Roth earnings.
Generally, the maximum elective deferral amount that an individual may contribute to a 457(b) Plan is limited to an applicable dollar amount, as indexed from time to time for inflation. The total amount of elective deferrals that can be contributed to a 457(b) Plan is $19,500 for 2021. Elective deferrals to a 457(b) Plan must also be aggregated with elective deferrals made by a Participant to a 401(k) Plan, a 403(b) Plan, to a simplified employee pension plan, to a SIMPLE retirement account, and with after-tax Roth contributions.
Contributions and earnings may not be distributed prior to the calendar year in which the Participant severs employment with the employer, attains age 70 1∕2 or incurs an approved unforeseeable emergency. A Participant may transfer an amount to a defined benefit governmental Plan for the purchase of permissible service credits. Restrictions apply to the amount that may be distributed for an unforeseen emergency.
For governmental 457(b) Plans only, and if the Plan document so allows, all employees who are eligible to make elective deferrals under the Plan and who have attained age 50 before the close of the Plan year are eligible to make catch-up contributions subject to the limitations of Section 414(v) of the Code. Additionally, a Participant may be eligible to defer up to twice the applicable dollar amount (but only to the extent of under-utilized amounts in prior years) during the three (3) years prior to the Participant’s attainment of normal retirement age under the Plan’s standard or special catch-up provision.
Amounts contributed in excess of the above-described limits, and the earnings thereon, must be distributed from the Plan and included in the Participant’s gross income. Excess amounts that are not properly corrected can have severe adverse consequences to the Plan and may result in additional taxes to the Participant.
457(f) Plans
Section 457(f) of the Code allows state and local governmental employers and non-governmental tax-exempt employers to establish and maintain a non-qualified deferred compensation Plan.
A Participant in a 457(f) Plan is not subject to federal income tax on Contributions to the non-qualified Plan and the earnings thereon until the tax year in which the Contributions and earnings are no longer subject to a substantial risk of forfeiture, as provided in the underlying Plan document.
Distributions from a 457(f) Plan are subject to the provisions of the underlying Plan.
Section 457(f) plans are also subject to Section 409A of the Code and the regulations thereunder.
415(m) Plans
Section 415(m) of the Code allows state and local governmental employers to establish and maintain an excess benefit Plan for employees whose benefits are limited by the qualified Plan contribution and benefit limits under Section 415 of the Code.
A Participant in a 415(m) Plan is not subject to federal income tax on Contributions to the excess benefit Plan and the earnings thereon until the tax year in which the Contributions and earnings are no longer subject to substantial risk of forfeiture, as provided in the underlying excess benefit Plan document.
Distributions from a 415(m) Plan are subject to the provisions of the underlying Plan.
NQDC Plans
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Any employer other than a governmental or tax-exempt employer may establish and maintain a NQDC Plan. A Participant in a NQDC Plan that satisfies the requirements of Section 409A of the Code is not subject to federal income tax on Contributions to the NQDC Plan and earnings thereon until the tax year in which the Contributions are no longer subject to a substantial risk of forfeiture, as provided in the underlying Plan document. Distributions from the Plan are subject to the restrictions contained in the Plan document and the Code. Participants should consult with their employer or employee organization as to the limitations and restrictions applicable to their Plan.
An employer may not take a deduction for a Contribution to a NQDC Plan until the year in which the Contribution is included in the gross income of the employee.
Portability
When a Participant is eligible to take a distribution from a 401(a), 401(k), 403(b) or governmental 457(b) Plan, eligible rollover distributions may be rolled over to any eligible retirement Plan, as provided in the Code. Amounts properly rolled over will not be included in gross income until a subsequent distribution is made. However, an eligible rollover distribution that is not directly rolled over is subject to mandatory income tax withholding at a 20% rate. (See the discussion under “Federal Income Tax Withholding” later in this Prospectus.)
If allowed by the employer’s Plan document or the annuity contract or custodial account agreement, Participants and beneficiaries in a 403(b) Plan may directly transfer funds from one 403(b) annuity or custodial account to another 403(b) annuity contract or custodial account with the same or more stringent restrictions without incurring current taxation provided that all of the conditions and requirements of the Section 403(b) regulations and any other applicable law are met.
Amounts distributed from a NQDC Plan, a non-governmental 457(b) Plan, a 457 (f) Plan or a 415(m) Plan cannot be rolled over to an eligible retirement Plan.
Establishment of an Alternate Payee Account
A Request submitted to Great-West in connection with a Qualified Domestic Relations Order must be approved by the Group Contractowner, except as otherwise agreed. Upon receipt of an approved Request, Great-West will make payment to the Alternate Payee and/or establish a Participant Annuity Account on behalf of the Alternate Payee named in such Qualified Domestic Relations Order. The Alternate Payee may be treated as a surviving Spouse for purposes of Code Section 401(a)(9) and be responsible for submitting a Request to begin Distributions in accordance with the Code.
Required Beginning Date/Required Minimum Distributions
Required Beginning Date - Distributions from a 401(a), 401(k), 403(b) and 457(b) Plan must begin no later than April 1 of the calendar year following the later of:
•the calendar year in which the Participant attains age 72 (if the Participant was born on or after July 1, 1949) or age 70 1∕2 (if the Participant was born before July 1, 1949); or
•the calendar year in which the Participant retires.
Required Minimum Distributions - All amounts in a 401(a), 401(k), 403(b) and 457(b) Plan must be distributed in compliance with the minimum distribution requirements of Code Section 401(a)(9) and the regulations promulgated thereunder. Generally, the minimum distribution amount is determined by using the account balance at the end of the prior calendar year, the Participant’s age in the current year, and the applicable distribution period as set forth in the Federal Treasury regulations. Participants whose sole beneficiary is their surviving Spouse who is more than 10 years younger may elect a joint and survivor life expectancy calculation.
If the amount distributed does not meet the minimum requirements, a 50% excise penalty tax on the amount which was required to be, but was not, distributed may be imposed upon the employee by the IRS under Section 4974 of the Code. These rules are extremely complex; you should seek the advice of a competent tax advisor.
Federal Taxation of Distributions
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All payments received from a 401(a), 401(k), 403(b) or 457(b) Plan are generally taxable in full as ordinary income to the Participant. Since Contributions received from salary reduction have not been previously taxed to the Participant, they are not treated as a cost basis for the Group Contract. The Participant will have a cost basis for the Group Contract only if after-tax Contributions have been made. Earnings on Roth Contributions may also be distributed income-tax free if certain requirements are met.
If the Participant takes the entire value in his Participant Annuity Account in a single lump sum cash payment, the full amount received will be ordinary income in the year of receipt unless after-tax Contributions were made. If the distribution includes after-tax Contributions, the amount in excess of the cost basis will be ordinary income. Earnings on Roth Contributions may also be distributed income-tax free if certain requirements are met.
A “10-year averaging” procedure may also be available for lump sum distributions from a 401(a) or 401(k) Plan to individuals who attained age 50 before January 1, 1986.
For further information regarding lump sum distributions, please consult a competent tax advisor.
Partial distributions received before the payment starting date by a Participant who has made after-tax Contributions are taxed under a rule that provides for pro rata recovery of cost, under Section 72(e)(8) of the Code. If an employee who has a cost basis under the Group Contract receives life annuity or other types of annuity payments, the cost basis will be recovered from the payments under the annuity rules of Section 72 of the Code. Typically, however, there is no cost basis and the full amount received is taxed as ordinary income in the year distributed.
Amounts received from a non-governmental 457(b) Plan, a 457(f) Plan, a 415(m) Plan or a NQDC Plan, whether in the form of total or partial withdrawals or annuity payments, are taxed in full as wages to the Participant at the time determined under the Plan.
Early Distribution Penalty Taxes
Penalty taxes may apply to certain distributions from 401(a), 401(k) and 403(b) Plans. Distributions made before the Participant attains age 59 1∕2 are premature distributions and are subject to an additional penalty tax equal to 10% of the amount of the distribution which is included in gross income in the tax year. However, under Code Section 72(t), the penalty tax will not apply to distributions:
(1)
 made to a beneficiary on or after the death of the Participant;
(2)
 attributable to the Participant’s being disabled within the meaning of Code Section 72(m)(7);
(3)
 made as a part of a series of substantially equal periodic payments (at least annually) for the life or life expectancy of the Participant or the joint lives or joint life expectancies of the Participant and his or her eligible designated beneficiary;
(4)
 made to a Participant on account of separation from service after attaining age 55;
(5)
 properly made to an alternate Payee under a qualified domestic relations order;
(6)
 made to a Participant for medical care, but not in excess of the amount allowable as a medical expense deduction to the Participant for amounts paid during the taxable year for medical care; or
(7)
 made subject to an Internal Revenue Service levy imposed on the Plan
There are other circumstances under which the penalty tax may not apply, including distributions relating to COVID-19. For further information regarding the premature distribution penalty, please consult a competent tax advisor.
Exception (3) above (substantially equal payments) applies to distributions from 401(a) and 401(k) Plans and 403(b) annuities only if the series of payments begins after the Participant separates from service. If exception (3) above (substantially equal payments) was selected at the time of the distribution but the series of payments is later modified or discontinued (other than because of death or disability) before the later of:
•the Participant reaching age 59 1∕2; or
•within five years of the date of the first payment;
then the Participant is liable for the 10% penalty plus interest on all payments received before age 59 1∕2. This penalty is imposed in the year the modification or discontinuance occurs. The premature distribution penalty tax does not generally apply to distributions from a 457(b), 457(f), 415(m) or NQDC Plan.
The Coronavirus Aid, Relief and Economic Security (“CARES”) Act waives the required minimum distribution rules for calendar year 2020 for (1) plans (including 401(k) plans) qualified under Code Section 401, (2) defined contribution plans described in Code Sections 403(a) and 403(b), (3) eligible governmental defined contribution plans described in Code Section 457(b) and (4) Individual Retirement
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Accounts and Individual Retirement Annuities described in Code Section 408. In addition, distributions which are required to be made in calendar year 2020 by reason of a required beginning date occurring in such calendar year and such distribution not having been made before January 1, 2020 are also waived.
Distributions on Death of Participant
Distributions made to a beneficiary from a 401(a), 401(k), 457(b) or 403(b) Plan upon the Participant’s death must be made pursuant to the rules contained in Section 401(a)(9) in effect at the time of distribution.
Distributions for deaths occurring before December 31, 2019 where distributions have begun before death. If the Participant dies after distributions have begun, the remaining portion of such interest will continue to be distributed at least as rapidly as under the method of distribution being used prior to the individual’s death.
Distributions for deaths occurring before December 31, 2019 where distributions have not begun. If the Participant died before distributions had begun, distribution of the individual’s entire interest will be completed by December 31 of the calendar year containing the fifth anniversary of the individual’s death unless an election is made to receive distributions in accordance with (1) or (2) below:
If the Participant’s interest is payable to a designated beneficiary, then the entire interest of the individual may be distributed in equal or substantially equal payments over the life or over a period certain not greater than the life expectancy of the designated beneficiary commencing on or before December 31 of the calendar year immediately following the calendar year in which the Participant died;
If the designated beneficiary is the Participant’s surviving Spouse, the date distributions are required to begin in accordance with (1) above must not be earlier than the later of (A) December 31 of the calendar year immediately following the calendar year in which the individual died or (B) December 31 of the calendar year in which the individual would have attained age 701⁄2;
If the designated beneficiary is the Participant’s surviving Spouse, the Spouse may treat the contract as his or her own qualified annuity contract. This election will be deemed to have been made if such surviving Spouse makes a regular Contribution to the contract, makes a rollover to or from such contract, or fails to elect any of the above provisions.
Distributions for deaths occurring after December 31, 2019. If the Participant died after December 31, 2019, distribution of the individual’s entire interest, regardless of whether distributions had begun, must be completed by December 31 of the calendar year containing the tenth anniversary of the individual’s death unless the beneficiary qualifies as an eligible designated beneficiary and makes an election to receive distribution in accordance with (1) or (2) below:
If the Participant’s interest is payable to an eligible designated beneficiary, then. subject to the requirements set forth in Code Section 401(a)(9)(E)(ii), the entire interest of the individual may be distributed in equal or substantially equal payments over the life or over a period certain not greater than the life expectancy of the eligible designated beneficiary commencing on or before December 31 of the calendar year immediately following the calendar year in which the Participant died;
If the eligible designated beneficiary is the Participant’s surviving Spouse, the date distributions are required to begin in accordance with (1) above must not be earlier than the later of (A) December 31 of the calendar year immediately following the calendar year in which the individual died or (B) December 31 of the calendar year in which the individual would have attained age 72;
If the eligible designated beneficiary is the Participant’s surviving Spouse, the Spouse may treat the Contract as his or her own qualified annuity contract. This election will be deemed to have been made if such surviving Spouse makes a regular Contribution to the contract, makes a rollover to or from such contract, or fails to elect any of the above provisions.
Federal Income Tax Withholding
Certain distributions from 401(a), 401(k), 403(b) and governmental 457(b) Plans are defined as “eligible rollover distributions.”
Generally, any eligible rollover distribution is subject to mandatory income tax withholding at the rate of 20% unless the employee elects to have the distribution paid as a direct rollover to an IRA or to another eligible retirement Plan as defined in the Code.
With respect to distributions other than eligible rollover distributions, amounts will be withheld from annuity (periodic) payments at the rates applicable to wage payments and from other distributions at a flat 10% rate, unless the Participant elects not to have federal income tax withheld.
Currently, all amounts distributed are tax reported on IRS Form 1099-R.
Distributions to a Participant from a non-governmental 457(b), a 457(f), a 415(m) or NQDC Plan retain their character as wages and are tax reported on IRS Form W-2. Federal income taxes must be withheld under the wage withholding rules, and Participants may not elect otherwise. Payments to beneficiaries are not treated as wages and are reported on IRS Form 1099-R. Federal income tax on payments to
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beneficiaries will be withheld from annuity (periodic) payments at the rates applicable to wage withholding, and from other distributions at a flat 10% rate, unless the beneficiary elects not to have federal income tax withheld.
We may be required to withhold at a rate of 30% under the Foreign Account Tax Compliance Act (“FATCA”) on certain distributions to foreign financial institutions and non-financial foreign entities holding accounts on behalf of and/or the assets of U.S. persons unless the foreign entities provide us with certain certifications regarding their status under FATCA on the applicable IRS forms. Prospective purchasers with accounts in foreign financial institutions or non-financial foreign entities are advised to consult with a competent tax advisor regarding the application of FATCA to their purchase situation.
Taxation of Great-West
We are taxed as a life insurance company under the Code. The Series Account is not a separate entity from us. Therefore, it is not taxed separately as a “regulated investment company” but is taxed as part of Great-West.
In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including Series Account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability, may include dividends received, deductions, and foreign tax credits, which can be material. We do not pass these benefits through to the Series Account, principally because: (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the Series Account receives; and (ii) under applicable income tax law, Group Contractowners (and Participants) are not the owners of the assets generating the benefits.
Domestic Partnerships, Civil Unions and Same-Sex Marriages
Following the U.S. Supreme Court’s decision in United States v. Windsor, which invalidated the limitation of marriage to opposite sex couples in the federal Defense of Marriage Act, the Internal Revenue Service issued Revenue Ruling 2013-17 which provides guidance on the federal taxation of same-sex couples. Revenue Ruling 2013-17 holds that for all federal tax purposes, including income, gift, and estate tax, the IRS will recognize same-sex marriages that are legally valid in the state where the couple married, regardless of whether the state in which the couple currently resides would recognize the marriage. The Supreme Court’s decision in Obergefell v. Hodges requires all states to recognize same sex marriages.
For federal tax purposes, the term “marriage” does not include registered domestic partnerships, civil unions, or other similar formal relationships recognized under state law that are not denominated a marriage under that state’s law. Thus, domestic partners and individuals in civil unions are not treated as Spouses under this Contract. You are strongly encouraged to consult with a qualified financial advisor and/or tax advisor for additional information on your state’s law regarding civil unions and same-sex marriages. The IRS has issued Notice 2014-9: (1) clarifying the application of the Windsor decision to qualified plans, (2) clarifying whether a plan needs to be amended to comply with the Windsor decision and subsequent IRS guidance; and (3) if so, the time when such plan needs to be amended.
Seek Tax Advice
The above discussion of the federal income tax consequences is only a brief summary and does not represent tax advice. The federal income tax consequences discussed here reflect our understanding of current law, which may change. Federal estate tax consequences and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Group Contract depend on your individual circumstances or the circumstances of the recipient of the distribution. Please consult a competent tax advisor for further information.
Voting Rights
To the extent required by applicable law, Great-West will vote all Eligible Fund shares held in the Series Account at regular and special shareholder meetings of the respective Eligible Funds in accordance with instructions received from persons having voting interests in the corresponding Investment Division. If the 1940 Act or any regulation is amended, or if the present interpretation thereof changes, or if we determine that we are allowed to vote all Eligible Fund shares in our own right, we may elect to do so.
The Participant under a 403(b) Plan or the Group Contractowner under all other Plans has the voting interest. After annuity payments begin under a variable annuity option, the person receiving payments will have the voting interest.
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The number of votes which are available will be calculated separately for each Investment Division. That number will be determined by applying the Participant’s percentage interest, if any, in a particular Investment Division to the total number of votes attributable to that Investment Division. The Participant or Group Contractowner, as applicable, holds a voting interest in each Investment Division to which a Participant’s Variable Account Value is allocated. If a Participant selects a variable annuity payment option, the votes attributable to the Participant will decrease as annuity payments are made.
Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the respective Eligible Funds.
Shares for which we do not receive timely instructions and shares we hold as to which Participants and Group Contractowners have no beneficial interest will be voted in proportion to the voting instructions which are received with respect to all Group Contracts participating in the Investment Division. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.
Distribution Of The Group Contracts
GWFS is the principal underwriter and the distributor of the Group Contracts, and is a wholly-owned subsidiary of Great-West. GWFS is registered with the SEC as a broker-dealer and is a member of the Financial Industry Regulatory Authority (“FINRA”). Its principal office is located at 8515 East Orchard Road, Greenwood Village, Colorado 80111, telephone (800) 701-8255.
The maximum commission as a percentage of the Contributions made under a Group Contract payable to GWFS agents, independent registered insurance brokers and other registered broker-dealers is 8.0%. An expense allowance that will not exceed 40% of the maximum commission paid may also be paid to GWFS agents, independent registered insurance brokers, and other registered broker- dealers. Additionally, a maximum of 1% of Contributions may also be paid as a persistency bonus to qualifying brokers.
Compensation paid to GWFS agents, independent registered insurance brokers and other broker-dealers is not paid directly by Group Contractowners or the Series Account. Great-West and its affiliates intend to fund this compensation through fees and charges imposed under the Group Contract, and from profits on payments received by Great-West and its affiliates for providing administrative, marketing, and other support and services to the Eligible Funds. (See “Payments We Receive” above.) Great-West and its affiliates pay a portion of the compensation received from Eligible Funds to GWFS agents, independent registered insurance brokers and other broker-dealers for distribution services.
In addition to the direct cash compensation described above for sales of the Group Contracts, Great-West and/or its affiliates also pay GWFS agents additional cash and non-cash incentives to promote the sale of the Group Contract and other products distributed by GWFS, including Portfolios of Great-West Funds, which are Eligible Funds under the Group Contract. Great-West and/or its affiliates may sponsor various contests and promotions subject to applicable FINRA regulations in which GWFS agents may receive prizes such as travel awards, merchandise and cash. Subject to applicable FINRA regulations, Great-West and/or its affiliates may also pay for travel expenses, meals, lodging and entertainment of salespersons in connection with educational and sales promotional programs and sponsor speakers, educational seminars and charitable events.
Cash incentive payments may vary depending on the arrangement in place at any particular time. Currently, GWFS agents are eligible to receive additional cash compensation in the form of a bonus when retirement plan clients invest in affiliated products. Cash incentives payable to GWFS agents may be based on certain performance measurements, including a percentage of the net amount invested in certain Eligible Funds through the Group Contract. These additional payments could be viewed as creating conflicts of interest. In some cases, the payment of incentive-based compensation may create a financial incentive for a GWFS agent to recommend or sell the Group Contract instead of other products, or recommend certain Eligible Funds under the Group Contract over other Eligible Funds, which may not necessarily be to your benefit.
You should ask your GWFS agent, independent registered insurance broker, or other broker-dealer representative for further information about compensation he or she may receive in connection with your purchase of a Group Contract.
State Variations
Group Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this Prospectus because of state law variations. These differences include, among other things, free look rights, issue age limitations, and general availability of riders. This Prospectus describes the material rights and obligations of a Group Contractowner, and the maximum
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fees and charges for all Group Contract features and benefits are set forth in the fee table of this Prospectus. State specific variations will be included in your Group Contract or in a rider or endorsements attached to your Group Contract. See your agent or contact us for information that is specific to your state.
State Regulation
As a life insurance company organized and operated under Colorado law, Great-West is subject to Colorado law and to regulation by the Colorado Insurance Commissioner. Great-West’s books and accounts are subject to review and examination by the Colorado Division of Insurance at all times, and a full examination of its operations is conducted by the National Association of Insurance Commissioners (“NAIC”) at least once every three years.
Restrictions Under The Texas Optional Retirement Program
Section 830.105 of the Teacher Retirement System of Texas permits Participants in the Texas Optional Retirement Program (“ORP”) to redeem their interest in a variable annuity contract issued under the ORP only upon termination of employment in the Texas public institutions of higher education, retirement, or death. Accordingly, if you are a Participant in the ORP you will be required to obtain a certificate of termination from your employer before you can redeem your Participant Annuity Account.
Reports
We will send all Participants, at least semi-annually, reports concerning the operations of the Series Account. In addition, we will send all Participants at least annually a statement of his or her Participant Annuity Account Value.
Rights Reserved By Great-West
We reserve the right to make certain changes if, in our judgment, they would best serve the interests of Group Contractowners or Participants, or would be appropriate in carrying out the purposes of the Group Contracts. Any changes will be made only to the extent and in the manner permitted by applicable laws. When required by law, we will obtain the applicable Participant’s or Group Contractowner’s approval of the changes, as well as approval from any appropriate regulatory authority. Approval may not be required in all cases, however. Examples of the changes we may make include:
•to operate the Series Account in any form permitted under the 1940 Act, or in any other form permitted by law;
•to deregister the Series Account under the 1940 Act;
•to Transfer any assets in any Investment Division to another Investment Division, or to one or more separate accounts, or to a Guaranteed Sub-Account; or to add, combine or remove Investment Divisions of the Series Account;
•to substitute, for the Eligible Fund shares underlying any Investment Division, the shares of another Eligible Fund or shares of another investment company or any other investment permitted by law;
•to make any changes required by the Code or by any other applicable law in order to continue treatment of the Group Contract as an annuity;
•to change the time or time of day at which a Valuation Date is deemed to have ended;
•to make any other necessary technical changes in the Group Contract in order to conform with any action the above provisions permit us to take, including to change the way we assess charges, but without increasing as to any then-outstanding Group Contract the aggregate amount of the types of charges we have guaranteed; and
•to reject any application or Participant enrollment form at our discretion.
Great-West will provide notice of these changes to the Group Contractowner at the Group Contractowner’s last known address on file with Great-West.
Because some of the Eligible Funds are available to registered separate accounts of other insurance companies offering variable annuity and variable life products, there is a possibility that a material conflict may arise between the interests of the Series Account and one or more other separate accounts investing in the Eligible Funds. If a material conflict arises, we and other affected insurance companies are required to take any necessary steps to resolve the matter, including stopping our respective separate accounts from investing in the Eligible Funds.
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Addition, Deletion or Substitution of Eligible Funds
Great-West may select the Eligible Funds offered though the Group Contract based on several criteria, including but not limited to asset class coverage, brand recognition, the reputation and tenure of the adviser or sub-adviser, expenses, performance, marketing, availability, investment conditions, and the qualifications of each investment company. Another factor we consider is whether the Eligible Fund or an affiliate of the Eligible Funds will compensate Great-West for providing certain administrative, marketing, or support services that would otherwise be provided by the Eligible Fund, its investment adviser, or its distributor. For more information on such compensation, see “Payments We Receive,” above. When we develop and offer a variable annuity product in cooperation with a fund family or a distributor, Great-West will generally include Eligible Funds based on recommendations made by the fund family or the distributor, whose selection criteria may differ from our own. We have selected Eligible Funds of the Great-West Funds at least in part because they are managed by our directly owned subsidiary.
Great-West does not control the Eligible Funds and cannot guarantee that any of the Eligible Funds will always be available for allocation of Contributions or Transfers. We retain the right to make changes in the Series Account and in its investments, including the right to establish new sub-accounts or to eliminate existing sub-accounts.
Great-West reserves the right to discontinue the offering of any Eligible Funds if we determine the Eligible Funds no longer meets one or more of the criteria, or if the Eligible Funds has not attracted significant allocations. If an Eligible Funds is discontinued, we may substitute shares of another Eligible Funds or shares of another investment company for the discontinued investment option’s shares. Any share substitution will comply with the requirements of the 1940 Act. If you are contributing to an Investment Division corresponding to an Eligible Fund that is being discontinued, you will be given notice prior to the Eligible Fund’s elimination. Before an Investment Division is eliminated, we will notify you and request that you reallocate the amounts invested in the Investment Division to be eliminated.
Legal Proceedings
There are no pending legal proceedings that would have an adverse material effect on the Series Account or GWFS, the principal underwriter and distributor of the Group Contract. Great-West is engaged in various kinds of routine litigation that, in our judgment, is not material to its total assets or material with respect to the Series Account.
Legal Matters
Advice regarding certain legal matters concerning the federal securities laws applicable to the issue and sale of the Group Contract has been provided by Carlton Fields, P.A.
Pursuant to Commodity Futures Trading Commission Rule 4.5, Great-West has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Therefore, it is not subject to registration or regulation as a commodity pool operator under the Commodity Exchange Act.
Independent Registered Public Accounting Firm
The financial statements and financial highlights of each of the investment divisions of the FutureFunds Series Account of Great-West Life & Annuity Insurance Company included in the Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing in the Registration Statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.
Independent Auditor
The statutory-basis financial statements of Great-West Life & Annuity Insurance Company included in the Statement of Additional Information included in the Registration Statement have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing therein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.
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Cyber Security Risks
Because our variable annuity contract business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages and susceptible to operational and information security risks resulting from information system failures (e.g., hardware and software malfunctions), cyber-attacks and similar incidents or events. These risks include, among other things, the theft, loss, misuse, corruption, and destruction of data maintained online or digitally, denial of service on our website and other operational disruption, unauthorized access to or release of confidential Group Contractowner or Participant information, and unintentional events and occurrences. Such system failures, cyber-attacks, and similar incidents or events affecting us, the Eligible Funds, intermediaries and other affiliated or third-party service providers or business partners may adversely affect us and your Participant Annuity Account Value. For instance, system failures, cyber-attacks, and similar incidents or events may interfere with our processing of Group Contract transactions, including the processing of Transfer Requests from our website or with the Eligible Funds, impact our ability to calculate Accumulation Unit values, cause the release and possible destruction of confidential Group Contractowner, Participant, or business information, impede order processing, subject us and/or our service providers, intermediaries, and business partners to regulatory inquiries and proceedings (possibly resulting in fines and/or penalties), litigation, financial losses and other costs, and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Eligible Funds invest, which may cause the Eligible Funds underlying your Group Contract to lose value. The constant change in technologies and increased sophistication and activities of hackers and others continue to pose new and significant cybersecurity threats. While there can be no assurance that we or the Eligible Funds or our service providers or business partners will avoid these risks at all times or avoid losses affecting your Group Contract due to cyber-attacks, information security breaches, or similar incidents or events in the future, we take reasonable steps to mitigate these risks and secure our systems from such risks.
Abandoned Property Requirements
Every state has unclaimed property laws that generally provide for escheatment to the state of unclaimed property (including proceeds of annuity contracts) under various circumstances. This “escheatment” is revocable, however, and the state is obligated to pay the applicable proceeds if the property owner steps forward to claim it with the proper documentation. To help prevent such escheatment, it is important that you keep your contact and other information on file with us up to date, including the names, contact information, and identifying information for owners, annuitants, beneficiaries, and other payees.
Available Information
We have filed a registration statement (“Registration Statement”) with the SEC under the 1933 Act relating to the Group Contracts offered by this Prospectus. This Prospectus has been filed as a part of the Registration Statement and does not contain all of the information set forth in the Registration Statement and exhibits thereto. Please consult the Registration Statement and exhibits for further information relating to us and the Group Contracts. Statements contained in this Prospectus, regarding the content of the Group Contracts and other legal instruments, are summaries. For a complete statement of the terms thereof, please consult the instruments filed as exhibits to the Registration Statement.
The SEC maintains a website (www.sec.gov) that contains the SAI and other information filed electronically by Great-West concerning the Group Contract and the Series Account. To request the SAI or other information about the Group Contract, or to update your information or make inquiries about the Group Contract, contact Great-West toll-free at (800) 537-2033 or via email at webmaster@gwrs.com. Please include the following in your email: (i) your name; (ii) address; and (iii) employer’s name or Plan number.
The SAI contains more specific information and financial statements relating to the Series Account and Great-West, such as:
1.
 Custodian and Independent Registered Public Accounting Firm;
2.
 Underwriter; and
3.
 Financial Statements.
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APPENDIX A
CONDENSED FINANCIAL INFORMATION
Selected Data for Accumulation Units Outstanding Throughout Each Period
For the Periods Ended December 31
INVESTMENT DIVISION (1.25)	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
ALGER BALANCED
Value at beginning of period	22.50	19.07	19.97	17.52	16.34	16.31	15.09	13.26	12.64	12.79
Value at end of period	24.50	22.50	19.07	19.97	17.52	16.34	16.31	15.09	13.26	12.64
Number of accumulation units outstanding at end of period	38,520	40,540	43,336	46,501	53,338	60,266	66,997	78,965	84,531	97,357
ALGER MID CAP GROWTH
Value at beginning of period	33.29	25.88	28.32	22.09	22.15	22.79	21.36	15.92	13.88	15.32
Value at end of period	54.13	33.29	25.88	28.32	22.09	22.15	22.79	21.36	15.92	13.88
Number of accumulation units outstanding at end of period	163,778	166,844	188,803	204,543	246,893	273,854	294,171	339,162	398,432	455,705
AMERICAN CENTURY INVESTMENTS EQUITY INCOME
Value at beginning of period	43.82	35.75	37.86	33.83	28.66	28.85	25.97	22.02	19.99	19.55
Value at end of period	43.74	43.82	35.75	37.86	33.83	28.66	28.85	25.97	22.02	19.99
Number of accumulation units outstanding at end of period	125,378	134,905	138,104	145,235	184,098	190,641	197,609	217,394	229,234	246,697
AMERICAN FUNDS GROWTH FUND OF AMERICA
Value at beginning of period	27.34	21.68	22.69	18.27	17.11	16.50	15.33	11.64	9.80	10.47
Value at end of period	37.09	27.34	21.68	22.69	18.27	17.11	16.50	15.33	11.64	9.80
Number of accumulation units outstanding at end of period	106,993	107,652	132,857	158,200	182,515	196,543	217,748	234,270	231,000	229,516
ARTISAN INTERNATIONAL
Value at beginning of period	17.99	14.10	16.02	12.38	13.87	14.61	14.94	12.09	9.76	10.66
Value at end of period	19.11	17.99	14.10	16.02	12.38	13.87	14.61	14.94	12.09	9.76
Number of accumulation units outstanding at end of period	215,572	223,124	233,865	285,211	302,533	353,104	381,456	433,358	477,809	483,977
CLEARBRIDGE VALUE TRUST
Value at beginning of period	19.48	15.53	18.08	15.99	14.40	15.14	13.50	9.90	8.64	9.05
Value at end of period	21.38	19.48	15.53	18.08	15.99	14.40	15.14	13.50	9.90	8.64
Number of accumulation units outstanding at end of period	29,735	32,564	34,894	44,782	49,822	51,065	54,595	65,112	81,128	102,201
COLUMBIA SELECT MID CAP VALUE

INVESTMENT DIVISION (1.25)	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Value at beginning of period	19.51	15.07	17.70	15.85	14.12	15.11	13.70	10.29	8.96	9.51
Value at end of period	20.48	19.51	15.07	17.70	15.85	14.12	15.11	13.70	10.29	8.96
Number of accumulation units outstanding at end of period	27,173	31,110	35,929	39,288	37,860	53,269	73,164	36,610	28,482	36,654
DAVIS NEW YORK VENTURE
Value at beginning of period	20.91	16.22	18.93	15.74	14.24	14.04	13.39	10.10	9.10	9.71
Value at end of period	22.93	20.91	16.22	18.93	15.74	14.24	14.04	13.39	10.10	9.10
Number of accumulation units outstanding at end of period	45,871	48,720	58,493	66,205	80,415	79,030	93,336	105,611	141,561	145,018
FEDERATED EQUITY INCOME FUND
Value at beginning of period	19.59	16.36	18.76	16.37	15.14	16.21	15.20	11.83	10.89	11.64
Value at end of period	20.59	19.59	16.36	18.76	16.37	15.14	16.21	15.20	11.83	10.89
Number of accumulation units outstanding at end of period	47,990	51,390	59,979	70,639	85,811	103,325	111,057	129,971	145,223	146,881
FIDELITY VIP CONTRAFUND
Value at beginning of period	47.09	36.24	39.19	32.56	30.53	30.70	27.77	21.42	18.63	19.35
Value at end of period	60.72	47.09	36.24	39.19	32.56	30.53	30.70	27.77	21.42	18.63
Number of accumulation units outstanding at end of period	278,209	294,190	336,368	405,321	488,040	542,017	577,143	618,438	708,366	801,424
FIDELITY VIP GROWTH
Value at beginning of period	75.08	56.60	57.41	43.02	43.21	40.83	37.14	27.59	24.36	24.61
Value at end of period	106.70	75.08	56.60	57.41	43.02	43.21	40.83	37.14	27.59	24.36
Number of accumulation units outstanding at end of period	578,405	619,771	692,886	755,138	854,139	954,584	1,044,807	1,143,059	1,274,775	1,419,860
GREAT-WEST AGGRESSIVE PROFILE
Value at beginning of period	11.87	9.53	10.77	10.00
Value at end of period	13.12	11.87	9.53	10.77
Number of accumulation units outstanding at end of period	563,895	616,743	690,995	715,806
GREAT-WEST ARIEL MID CAP VALUE
Value at beginning of period	90.64	73.82	87.34	76.89	68.87	74.26	69.76	47.87	40.32	43.84
Value at end of period	97.64	90.64	73.82	87.34	76.89	68.87	74.26	69.76	47.87	40.32
Number of accumulation units outstanding at end of period	259,104	284,533	325,960	361,906	414,664	467,207	509,923	563,981	514,832	594,271
GREAT-WEST BOND INDEX

INVESTMENT DIVISION (1.25)	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Value at beginning of period	19.26	18.04	18.34	18.02	17.90	18.08	17.31	17.98	17.53	16.56
Value at end of period	20.38	19.26	18.04	18.34	18.02	17.90	18.08	17.31	17.98	17.53
Number of accumulation units outstanding at end of period	265,346	267,742	280,729	285,473	278,332	286,144	312,231	335,594	422,879	415,566
GREAT-WEST CONSERVATIVE PROFILE
Value at beginning of period	10.75	9.76	10.20	10.00
Value at end of period	11.49	10.75	9.76	10.20
Number of accumulation units outstanding at end of period	448,693	470,259	492,676	539,559
GREAT-WEST GOVERNMENT MONEY MARKET
Value at beginning of period	20.65	20.55	20.52	20.70	20.96	21.22	21.49	21.76	22.03	22.31
Value at end of period	20.45	20.65	20.55	20.52	20.70	20.96	21.22	21.49	21.76	22.03
Number of accumulation units outstanding at end of period	852,335	864,256	982,739	1,017,434	1,163,705	1,088,908	1,194,983	1,382,458	1,568,720	1,711,196
GREAT-WEST INTERNATIONAL VALUE
Value at beginning of period	36.30	30.12	36.12	28.92	28.19	26.81	26.88	21.27	18.38	18.96
Value at end of period	39.34	36.30	30.12	36.12	28.92	28.19	26.81	26.88	21.27	18.38
Number of accumulation units outstanding at end of period	300,278	324,664	379,368	392,756	449,867	499,221	532,458	609,627	577,471	651,302
GREAT-WEST LARGE CAP VALUE
Value at beginning of period	10.66	10.00
Value at end of period	10.94	10.66
Number of accumulation units outstanding at end of period	2,575,204	2,797,142
GREAT-WEST LIFETIME 2015
Value at beginning of period	20.34	17.88	18.95	17.26	15.50	15.88	15.16	14.09	12.75	12.72
Value at end of period	22.30	20.34	17.88	18.95	17.26	15.50	15.88	15.16	14.09	12.75
Number of accumulation units outstanding at end of period	83,230	70,446	70,921	80,247	92,518	93,857	102,426	104,941	83,249	52,527
GREAT-WEST LIFETIME 2025
Value at beginning of period	23.38	20.06	21.55	19.12	16.87	17.32	16.51	14.60	12.97	13.27
Value at end of period	25.92	23.38	20.06	21.55	19.12	16.87	17.32	16.51	14.60	12.97

INVESTMENT DIVISION (1.25)	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Number of accumulation units outstanding at end of period	131,063	131,426	108,765	101,727	92,965	106,748	77,555	66,856	46,712	33,096
GREAT-WEST LIFETIME 2035
Value at beginning of period	26.05	21.59	23.73	20.30	18.22	18.76	17.87	14.98	13.10	13.70
Value at end of period	29.15	26.05	21.59	23.73	20.30	18.22	18.76	17.87	14.98	13.10
Number of accumulation units outstanding at end of period	35,355	32,608	36,903	40,667	48,395	44,880	43,906	43,633	34,730	23,673
GREAT-WEST LIFETIME 2045
Value at beginning of period	26.46	21.51	24.03	20.20	18.45	19.05	18.22	15.06	13.10	13.83
Value at end of period	29.76	26.46	21.51	24.03	20.20	18.45	19.05	18.22	15.06	13.10
Number of accumulation units outstanding at end of period	38,637	34,251	32,088	27,731	34,583	21,457	24,423	21,381	4,213	2,578
GREAT-WEST LIFETIME 2055
Value at beginning of period	26.10	21.19	23.78	19.93	18.27	18.90	18.19	15.05	13.07	13.86
Value at end of period	29.37	26.10	21.19	23.78	19.93	18.27	18.90	18.19	15.05	13.07
Number of accumulation units outstanding at end of period	15,292	11,043	10,124	9,168	9,229	8,108	13,398	13,149	3,128	3,283
GREAT-WEST MODERATE PROFILE
Value at beginning of period	11.22	9.67	10.45	10.00
Value at end of period	12.33	11.22	9.67	10.45
Number of accumulation units outstanding at end of period	1,478,584	1,548,724	1,698,371	1,779,648
GREAT-WEST MODERATELY AGGRESSIVE PROFILE
Value at beginning of period	11.44	9.62	10.55	10.00
Value at end of period	12.62	11.44	9.62	10.55
Number of accumulation units outstanding at end of period	962,760	1,036,446	1,121,951	1,181,077
GREAT-WEST MODERATELY CONSERVATIVE PROFILE
Value at beginning of period	10.99	9.72	10.33	10.00
Value at end of period	11.89	10.99	9.72	10.33
Number of accumulation units outstanding at end of period	182,945	205,871	230,322	281,648
GREAT-WEST MULTI- SECTOR BOND

INVESTMENT DIVISION (1.25)	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Value at beginning of period	52.79	47.84	50.00	47.64	43.31	46.93	45.93	43.05	37.57	36.43
Value at end of period	56.88	52.79	47.84	50.00	47.64	43.31	46.93	45.93	43.05	37.57
Number of accumulation units outstanding at end of period	104,379	122,206	143,187	154,525	180,860	194,995	233,464	271,448	298,242	335,451
GREAT-WEST S&P 500® INDEX
Value at beginning of period	13.21	10.22	10.88	10.00
Value at end of period	15.36	13.21	10.22	10.88
Number of accumulation units outstanding at end of period	8,643,299	9,391,211	10,546,622	11,586,698
GREAT-WEST S&P SMALLCAP 600® INDEX
Value at beginning of period	77.54	64.21	71.44	64.16	51.66	53.68	51.67	37.21	32.54	32.83
Value at end of period	84.95	77.54	64.21	71.44	64.16	51.66	53.68	51.67	37.21	32.54
Number of accumulation units outstanding at end of period	182,353	192,020	212,316	233,685	268,544	159,858	172,309	1,848,252	198,041	217,566
GREAT-WEST SMALL CAP VALUE
Value at beginning of period	45.27	36.77	44.43	41.00	32.99	34.61	33.42	25.09	21.92	22.65
Value at end of period	46.14	45.27	36.77	44.43	41.00	32.99	34.61	33.42	25.09	21.92
Number of accumulation units outstanding at end of period	66,373	75,053	86,708	89,992	95,838	105,083	111,098	127,340	138,747	169,612
GREAT-WEST T. ROWE PRICE MID CAP GROWTH
Value at beginning of period	78.22	60.33	62.55	50.90	48.54	46.14	41.43	30.76	27.40	28.22
Value at end of period	95.88	78.22	60.33	62.55	50.90	48.54	46.14	41.43	30.76	27.40
Number of accumulation units outstanding at end of period	185,345	200,830	216,683	239,468	284,098	325,051	338,077	374,011	414,015	455,356
GREAT-WEST U.S. GOVERNMENT SECURITIES
Value at beginning of period	25.94	24.75	24.95	24.72	24.72	24.84	23.85	24.65	24.18	23.16
Value at end of period	27.13	25.94	24.75	24.95	24.72	24.72	24.84	23.85	24.65	24.18
Number of accumulation units outstanding at end of period	477,743	501,305	541,658	569,340	611,761	657,467	694,123	770,851	925,368	976,963
INVESCO AMERICAN FRANCHISE
Value at beginning of period	16.46	12.21	12.85	10.23	10.16	9.80	9.16	6.64	5.94	6.46
Value at end of period	23.11	16.46	12.21	12.85	10.23	10.16	9.80	9.16	6.64	5.94
Number of accumulation units outstanding at end of period	27,653	29,539	31,052	35,809	45,359	55,849	53,570	51,610	48,353	52,198

INVESTMENT DIVISION (1.25)	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
INVESCO AMERICAN VALUE
Value at beginning of period	19.18	15.62	18.19	16.87	14.80	16.51	15.31	11.59	10.06	10.15
Value at end of period	19.13	19.18	15.62	18.19	16.87	14.80	16.51	15.31	11.59	10.06
Number of accumulation units outstanding at end of period	3,452	4,413	9,883	12,714	13,803	32,498	32,864	34,221	49,552	17,502
INVESCO COMSTOCK
Value at beginning of period	21.23	17.19	19.90	17.14	14.77	15.94	14.83	11.13	9.51	9.84
Value at end of period	20.75	21.23	17.19	19.90	17.14	14.77	15.94	14.83	11.13	9.51
Number of accumulation units outstanding at end of period	25,564	34,521	41,392	45,701	46,379	46,974	64,079	57,444	47,185	44,870
INVESCO DISCOVERY MID CAP GROWTH
Value at beginning of period	15.72	11.87	12.76	10.57	10.66	10.66	10.00	7.36	6.60	6.99
Value at end of period	21.73	15.72	11.87	12.76	10.57	10.66	10.66	10.00	7.36	6.60
Number of accumulation units outstanding at end of period	50,551	55,892	60,471	64,079	76,140	82,922	87,668	103,130	120,368	136,841
INVESCO OPPENHEIMER CAPITAL APPRECIATION
Value at beginning of period	25.80	19.20	20.68	16.55	17.16	16.83	14.81	11.60	10.33	10.63
Value at end of period	34.73	25.80	19.20	20.68	16.55	17.16	16.83	14.81	11.60	10.33
Number of accumulation units outstanding at end of period	51,023	49,080	51,790	53,276	71,968	98,292	97,376	95,121	106,537	113,736
INVESCO OPPENHEIMER GLOBAL
Value at beginning of period	30.82	23.72	27.79	20.65	20.88	20.35	20.19	16.12	13.52	15.00
Value at end of period	38.84	30.82	23.72	27.79	20.65	20.88	20.35	20.19	16.12	13.52
Number of accumulation units outstanding at end of period	107,761	110,050	126,602	127,294	127,179	139,343	148,921	196,700	247,946	266,225
INVESCO SMALL CAP GROWTH
Value at beginning of period	34.74	28.31	31.50	25.54	23.23	23.96	22.54	16.31	13.96	14.31
Value at end of period	53.87	34.74	28.31	31.50	25.54	23.23	23.96	22.54	16.31	13.96
Number of accumulation units outstanding at end of period	17,168	17,504	17,920	18,425	19,113	20,242	20,730	21,891	23,938	25,710
JANUS HENDERSON FORTY
Value at beginning of period	15.13	11.21	11.21	10.00
Value at end of period	20.77	15.13	11.21	11.21

INVESTMENT DIVISION (1.25)	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Number of accumulation units outstanding at end of period	228,166	257,137	264,753	280,590
JANUS HENDERSON GLOBAL RESEARCH
Value at beginning of period	11.96	9.40	8.18	8.18	8.12	8.42	7.95	6.31	5.33	6.27
Value at end of period	14.18	11.96	9.40	8.18	8.18	8.12	8.42	7.95	6.31	5.33
Number of accumulation units outstanding at end of period	40,179	45,023	46,708	52,061	56,257	65,249	78,451	87,664	105,721	127,994
JENSEN QUALITY GROWTH
Value at beginning of period	31.98	25.20	25.06	20.67	18.75	18.77	17.07	13.11	11.72	12.01
Value at end of period	37.20	31.98	25.20	25.06	20.67	18.75	18.77	17.07	13.11	11.72
Number of accumulation units outstanding at end of period	18,410	19,646	20,760	22,433	26,355	28,742	34,440	34,724	39,020	44,983
LORD ABBETT VALUE OPPORTUNITIES
Value at beginning of period	26.17	21.57	24.78	22.78	19.81	20.66	19.17	14.26	13.16	13.91
Value at end of period	29.77	26.17	21.57	24.78	22.78	19.81	20.66	19.17	14.26	13.16
Number of accumulation units outstanding at end of period	7,485	8,722	19,300	21,325	19,095	16,890	20,687	16,978	21,092	37,989
MAINSTAY MACKAY SMALL CAP CORE
Value at beginning of period	18.28	15.78	19.15	16.81	14.71	15.53	14.82	10.92	9.85	10.28
Value at end of period	19.82	18.28	15.78	19.15	16.81	14.71	15.53	14.82	10.92	9.85
Number of accumulation units outstanding at end of period	1,639	1,646	2,853	3,099	3,101	4,477	4,483	7,105	8,125	8,479
MFS GROWTH
Value at beginning of period	32.96	24.30	24.04	18.65	18.47	17.46	16.29	12.11	10.47	10.67
Value at end of period	42.73	32.96	24.30	24.04	18.65	18.47	17.46	16.29	12.11	10.47
Number of accumulation units outstanding at end of period	361	778	484	669	803	864	1,011	1,559	4,303	4,326
PIMCO TOTAL RETURN
Value at beginning of period	19.23	18.03	18.35	17.72	17.53	17.67	17.13	17.73	16.31	15.89
Value at end of period	20.62	19.23	18.03	18.35	17.72	17.53	17.67	17.13	17.73	16.31
Number of accumulation units outstanding at end of period	173,531	184,221	213,209	218,352	265,474	303,982	344,747	401,110	513,760	496,046
PIONEER EQUITY INCOME VCT
Value at beginning of period	31.24	25.26	28.04	24.65	20.88	21.10	18.94	14.89	13.71	13.12
Value at end of period	30.77	31.24	25.26	28.04	24.65	20.88	21.10	18.94	14.89	13.71

INVESTMENT DIVISION (1.25)	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Number of accumulation units outstanding at end of period	30,842	24,919	26,504	27,679	42,675	33,938	32,628	31,402	31,461	41,703
PUTNAM HIGH YIELD
Value at beginning of period	17.43	15.50	16.35	15.56	13.70	14.70	14.63	13.92	12.27	12.06
Value at end of period	18.12	17.43	15.50	16.35	15.56	13.70	14.70	14.63	13.92	12.27
Number of accumulation units outstanding at end of period	43,534	44,081	41,176	43,239	41,589	48,859	56,724	47,117	58,418	49,260
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES
Value at beginning of period	11.88	9.59	11.66	8.80	9.19	9.12	10.70	8.77	7.29	9.39
Value at end of period	12.98	11.88	9.59	11.66	8.80	9.19	9.12	10.70	8.77	7.29
Number of accumulation units outstanding at end of period	38,241	36,266	47,656	48,290	45,869	52,606	55,465	62,028	82,107	86,380
ROYCE TOTAL RETURN
Value at beginning of period	19.34	15.91	18.47	16.50	13.32	14.59	14.63	11.20	9.94	10.27
Value at end of period	19.77	19.34	15.91	18.47	16.50	13.32	14.59	14.63	11.20	9.94
Number of accumulation units outstanding at end of period	9,880	13,529	18,009	19,253	23,569	15,924	22,333	27,764	30,245	31,293
VICTORY RS SELECT GROWTH
Value at beginning of period	32.57	24.93	27.21	23.53	22.30	22.66	22.69	16.67	14.23	13.69
Value at end of period	42.85	32.57	24.93	27.21	23.53	22.30	22.66	22.69	16.67	14.23
Number of accumulation units outstanding at end of period	4,947	5,185	5,310	5,556	5,843	7,115	8,094	9,686	10,544	11,098
VICTORY RS SMALL CAP GROWTH
Value at beginning of period	17.83	13.09	14.57	10.78	10.82	10.94	10.13	6.88	6.07	6.29
Value at end of period	24.28	17.83	13.09	14.57	10.78	10.82	10.94	10.13	6.88	6.07
Number of accumulation units outstanding at end of period	53,576	57,476	62,232	67,949	72,985	84,301	94,013	116,209	150,566	167,321
VIRTUS SILVANT SMALL-CAP GROWTH STOCK
Value at beginning of period	26.86	19.99	21.69	19.17	17.78	18.59	19.66	13.77	12.12	12.29
Value at end of period	36.88	26.86	19.99	21.69	19.17	17.78	18.59	19.66	13.77	12.12
Number of accumulation units outstanding at end of period	123,781	127,257	132,829	140,516	166,524	176,668	202,112	252,900	260,831	289,709

INVESTMENT DIVISION (0.95)	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
ALGER BALANCED

INVESTMENT DIVISION (0.95)	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Value at beginning of period	23.93	20.22	21.11	18.46	17.18	17.09	15.77	13.81	13.12	13.24
Value at end of period	26.13	23.93	20.22	21.11	18.46	17.18	17.09	15.77	13.81	13.12
Number of accumulation units outstanding at end of period	1,256	2,634	2,942	3,140	3,079	3,341	3,673	5,798	5,799	7,631
ALGER MID CAP GROWTH
Value at beginning of period	35.38	27.42	29.91	23.27	23.26	23.86	22.30	16.57	14.40	15.84
Value at end of period	57.70	35.38	27.42	29.91	23.27	23.26	23.86	22.30	16.57	14.40
Number of accumulation units outstanding at end of period	32,805	35,815	36,228	38,737	29,210	33,881	37,093	37,203	45,081	57,221
AMERICAN CENTURY INVESTMENTS EQUITY INCOME
Value at beginning of period	46.45	37.79	39.90	35.54	30.03	30.13	27.05	22.86	20.69	20.17
Value at end of period	46.51	46.45	37.79	39.90	35.54	30.03	30.13	27.05	22.86	20.69
Number of accumulation units outstanding at end of period	39,842	47,020	33,420	39,111	25,953	20,755	19,827	25,723	34,958	34,009
AMERICAN FUNDS GROWTH FUND OF AMERICA
Value at beginning of period	28.46	22.50	23.48	18.85	17.60	16.92	15.68	11.86	9.96	10.60
Value at end of period	38.73	28.46	22.50	23.48	18.85	17.60	16.92	15.68	11.86	9.96
Number of accumulation units outstanding at end of period	49,680	57,218	71,507	89,555	76,338	76,302	75,805	70,500	60,585	50,738
ARTISAN INTERNATIONAL
Value at beginning of period	19.08	14.91	16.89	13.01	14.54	15.27	15.56	12.55	10.11	11.00
Value at end of period	20.33	19.08	14.91	16.89	13.01	14.54	15.27	15.56	12.55	10.11
Number of accumulation units outstanding at end of period	94,158	112,856	113,372	126,443	108,718	100,510	96,250	95,872	110,631	102,291
CLEARBRIDGE VALUE TRUST
Value at beginning of period	20.53	16.33	18.94	16.71	15.00	15.73	13.98	10.22	8.90	9.29
Value at end of period	22.61	20.53	16.33	18.94	16.71	15.00	15.73	13.98	10.22	8.90
Number of accumulation units outstanding at end of period	4,198	4,426	4,608	5,294	4,973	5,679	5,871	7,200	7,407	7,901
COLUMBIA SELECT MID CAP VALUE
Value at beginning of period	20.20	15.56	18.21	16.27	14.44	15.42	13.93	10.44	9.06	9.58
Value at end of period	21.27	20.20	15.56	18.21	16.27	14.44	15.42	13.93	10.44	9.06
Number of accumulation units outstanding at end of period	11,016	12,896	13,647	15,085	8,740	5,497	7,505	6,966	1,726	11,773

INVESTMENT DIVISION (0.95)	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
DAVIS NEW YORK VENTURE
Value at beginning of period	21.76	16.83	19.59	16.24	14.64	14.40	13.69	10.30	9.25	9.84
Value at end of period	23.95	21.76	16.83	19.59	16.24	14.64	14.40	13.69	10.30	9.25
Number of accumulation units outstanding at end of period	5,776	6,865	7,165	11,197	9,331	9,031	7,415	9,368	11,945	13,316
FEDERATED EQUITY INCOME FUND
Value at beginning of period	20.66	17.20	19.66	17.10	15.77	16.83	15.74	12.21	11.21	11.95
Value at end of period	21.78	20.66	17.20	19.66	17.10	15.77	16.83	15.74	12.21	11.21
Number of accumulation units outstanding at end of period	13,467	13,051	12,430	13,741	13,969	15,533	18,316	19,138	17,658	17,867
FIDELITY VIP CONTRAFUND
Value at beginning of period	50.16	38.49	41.51	34.38	32.13	32.23	29.06	22.35	19.38	20.07
Value at end of period	64.88	50.16	38.49	41.51	34.38	32.13	32.23	29.06	22.35	19.38
Number of accumulation units outstanding at end of period	145,524	162,190	173,090	191,810	149,628	152,275	159,906	168,097	172,841	174,803
FIDELITY VIP GROWTH
Value at beginning of period	60.31	45.33	45.84	34.24	34.30	32.30	29.30	21.70	19.10	19.24
Value at end of period	85.95	60.31	45.33	45.84	34.24	34.30	32.30	29.30	21.70	19.10
Number of accumulation units outstanding at end of period	114,503	126,259	130,567	156,403	148,929	156,201	175,252	179,212	220,512	250,668
GREAT-WEST AGGRESSIVE PROFILE
Value at beginning of period	11.95	9.57	10.78	10.00
Value at end of period	13.26	11.95	9.57	10.78
Number of accumulation units outstanding at end of period	328,121	308,759	313,427	368,774
GREAT-WEST ARIEL MID CAP VALUE
Value at beginning of period	73.48	59.67	70.38	61.77	55.16	59.31	55.54	38.00	31.91	34.59
Value at end of period	79.39	73.48	59.67	70.38	61.77	55.16	59.31	55.54	38.00	31.91
Number of accumulation units outstanding at end of period	82,120	87,415	94,750	112,455	112,583	120,465	129,174	141,139	129,195	137,596
GREAT-WEST BOND INDEX
Value at beginning of period	20.47	19.12	19.38	18.98	18.80	18.93	18.07	18.72	18.19	17.13
Value at end of period	21.73	20.47	19.12	19.38	18.98	18.80	18.93	18.07	18.72	18.19
Number of accumulation units outstanding at end of period	69,504	61,619	61,841	64,425	54,971	46,876	50,088	52,288	62,999	61,520

INVESTMENT DIVISION (0.95)	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
GREAT-WEST CONSERVATIVE PROFILE
Value at beginning of period	10.83	9.80	10.22	10.00
Value at end of period	11.61	10.83	9.80	10.22
Number of accumulation units outstanding at end of period	61,091	93,474	105,292	127,214
GREAT-WEST GOVERNMENT MONEY MARKET
Value at beginning of period	13.12	13.02	12.96	13.03	13.16	13.28	13.41	13.54	13.67	13.80
Value at end of period	13.03	13.12	13.02	12.96	13.03	13.16	13.28	13.41	13.54	13.67
Number of accumulation units outstanding at end of period	271,039	223,183	213,032	214,806	236,383	264,682	272,394	325,492	409,648	443,589
GREAT-WEST INTERNATIONAL VALUE
Value at beginning of period	35.80	29.61	35.41	28.26	27.47	26.05	26.04	20.54	17.69	18.20
Value at end of period	38.91	35.80	29.61	35.41	28.26	27.47	26.05	26.04	20.54	17.69
Number of accumulation units outstanding at end of period	67,894	77,100	82,226	103,873	107,144	110,914	115,254	127,012	159,627	171,353
GREAT-WEST LARGE CAP VALUE
Value at beginning of period	10.67	10.00
Value at end of period	10.98	10.67
Number of accumulation units outstanding at end of period	354,136	360,793
GREAT-WEST LIFETIME 2015
Value at beginning of period	21.00	18.41	19.44	17.66	15.81	16.15	15.37	14.24	12.85	12.78
Value at end of period	23.09	21.00	18.41	19.44	17.66	15.81	16.15	15.37	14.24	12.85
Number of accumulation units outstanding at end of period	16,772	19,638	19,286	16,953	14,078	14,899	14,114	13,901	21,095	11,461
GREAT-WEST LIFETIME 2025
Value at beginning of period	24.14	20.65	22.12	19.56	17.20	17.62	16.74	14.76	13.08	13.34
Value at end of period	26.84	24.14	20.65	22.12	19.56	17.20	17.62	16.74	14.76	13.08
Number of accumulation units outstanding at end of period	26,263	21,187	23,219	5,356	1,956	3,070	7,927	7,727	7,820	6,120
GREAT-WEST LIFETIME 2035
Value at beginning of period	26.90	22.23	24.36	20.77	18.59	19.08	18.12	15.15	13.20	13.77
Value at end of period	30.19	26.90	22.23	24.36	20.77	18.59	19.08	18.12	15.15	13.20

INVESTMENT DIVISION (0.95)	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Number of accumulation units outstanding at end of period	29,148	26,098	26,202	21,836	8,452	8,944	9,011	8,652	9,580	4,104
GREAT-WEST LIFETIME 2045
Value at beginning of period	27.32	22.14	24.66	20.67	18.82	19.38	18.48	15.22	13.20	13.90
Value at end of period	30.82	27.32	22.14	24.66	20.67	18.82	19.38	18.48	15.22	13.20
Number of accumulation units outstanding at end of period	30,101	26,831	19,637	16,155	4,922	4,176	3,680	3,130	2,482	1,383
GREAT-WEST LIFETIME 2055
Value at beginning of period	26.95	21.81	24.40	20.39	18.64	19.23	18.45	15.22	13.18	13.93
Value at end of period	30.42	26.95	21.81	24.40	20.39	18.64	19.23	18.45	15.22	13.18
Number of accumulation units outstanding at end of period	3,639	3,105	3,597	1,806	1,658	640	3,002	3,898	884	-
GREAT-WEST MODERATE PROFILE
Value at beginning of period	11.31	9.71	10.47	10.00
Value at end of period	12.46	11.31	9.71	10.47
Number of accumulation units outstanding at end of period	522,687	555,201	467,844	463,640
GREAT-WEST MODERATELY AGGRESSIVE PROFILE
Value at beginning of period	11.52	9.67	10.56	10.00
Value at end of period	12.76	11.52	9.67	10.56
Number of accumulation units outstanding at end of period	499,953	506,975	470,005	468,590
GREAT-WEST MODERATELY CONSERVATIVE PROFILE
Value at beginning of period	11.07	9.76	10.35	10.00
Value at end of period	12.01	11.07	9.76	10.35
Number of accumulation units outstanding at end of period	95,560	121,556	138,437	139,397
GREAT-WEST MULTI- SECTOR BOND
Value at beginning of period	47.01	42.47	44.25	42.04	38.10	41.16	40.17	37.53	32.66	31.57
Value at end of period	50.80	47.01	42.47	44.25	42.04	38.10	41.16	40.17	37.53	32.66
Number of accumulation units outstanding at end of period	28,655	28,885	33,672	40,818	37,222	36,790	44,169	46,888	56,603	58,515
GREAT-WEST S&P 500® INDEX

INVESTMENT DIVISION (0.95)	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Value at beginning of period	13.31	10.27	10.90	10.00
Value at end of period	15.52	13.31	10.27	10.90
Number of accumulation units outstanding at end of period	1,302,330	1,407,501	1,488,147	1,613,406
GREAT-WEST S&P SMALLCAP 600® INDEX
Value at beginning of period	73.56	60.73	67.36	60.31	48.43	50.16	48.14	34.57	30.13	30.31
Value at end of period	80.82	73.56	60.72	67.36	60.31	48.43	50.16	48.14	34.57	30.13
Number of accumulation units outstanding at end of period	55,437	63,612	71,355	80,511	78,105	54,703	54,535	51,964	60,611	57,426
GREAT-WEST SMALL CAP VALUE
Value at beginning of period	48.42	39.21	47.23	43.45	34.86	36.46	35.10	26.27	22.88	23.58
Value at end of period	49.49	48.42	39.21	47.23	43.45	34.86	36.46	35.10	26.27	22.88
Number of accumulation units outstanding at end of period	16,074	21,187	26,194	28,566	25,742	31,179	29,742	32,325	33,612	36,271
GREAT-WEST T. ROWE PRICE MID CAP GROWTH
Value at beginning of period	83.63	64.31	66.48	53.93	51.28	48.60	43.50	32.21	28.60	29.37
Value at end of period	102.82	83.63	64.31	66.48	53.93	51.28	48.60	43.50	32.21	28.60
Number of accumulation units outstanding at end of period	86,991	100,194	111,288	124,684	104,472	106,901	104,314	105,368	112,498	114,814
GREAT-WEST U.S. GOVERNMENT SECURITIES
Value at beginning of period	23.03	21.91	22.02	21.75	21.69	21.72	20.80	21.43	20.96	20.01
Value at end of period	24.15	23.03	21.91	22.02	21.75	21.69	21.72	20.80	21.43	20.96
Number of accumulation units outstanding at end of period	68,101	57,228	45,730	51,897	55,781	52,911	72,275	75,996	89,313	92,955
INVESCO AMERICAN FRANCHISE
Value at beginning of period	17.45	12.91	13.54	10.76	10.64	10.24	9.54	6.90	6.15	6.67
Value at end of period	24.58	17.45	12.91	13.54	10.76	10.64	10.24	9.54	6.90	6.15
Number of accumulation units outstanding at end of period	3,254	3,349	3,415	3,849	4,397	4,691	5,479	6,914	8,258	9,168
INVESCO AMERICAN VALUE
Value at beginning of period	19.86	16.12	18.72	17.31	15.14	16.84	15.57	11.76	10.17	10.23
Value at end of period	19.87	19.86	16.12	18.72	17.31	15.14	16.84	15.57	11.76	10.17
Number of accumulation units outstanding at end of period	3,467	3,211	6,425	5,937	7,328	9,302	5,891	13,089	22,675	8,654

INVESTMENT DIVISION (0.95)	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
INVESCO COMSTOCK
Value at beginning of period	22.10	17.85	20.59	17.69	15.19	16.35	15.16	11.34	9.66	9.97
Value at end of period	21.66	22.10	17.85	20.59	17.69	15.19	16.35	15.16	11.34	9.66
Number of accumulation units outstanding at end of period	7,172	9,022	10,585	14,016	13,862	13,370	15,636	19,178	17,647	15,166
INVESCO DISCOVERY MID CAP GROWTH
Value at beginning of period	16.68	12.55	13.46	11.11	11.17	11.14	10.42	7.65	6.84	7.22
Value at end of period	23.12	16.68	12.55	13.46	11.11	11.17	11.14	10.42	7.65	6.84
Number of accumulation units outstanding at end of period	5,692	3,971	4,357	4,358	3,453	3,453	3,751	3,800	3,800	4,390
INVESCO OPPENHEIMER CAPITAL APPRECIATION
Value at beginning of period	27.20	20.18	21.67	17.29	17.87	17.48	15.33	11.98	10.64	10.91
Value at end of period	36.72	27.20	20.18	21.67	17.29	17.87	17.48	15.33	11.98	10.64
Number of accumulation units outstanding at end of period	15,186	16,027	21,342	23,764	16,857	16,914	19,013	17,785	23,297	22,428
INVESCO OPPENHEIMER GLOBAL
Value at beginning of period	32.28	24.77	28.93	21.44	21.61	21.00	20.77	16.54	13.83	15.29
Value at end of period	40.81	32.28	24.77	28.93	21.44	21.61	21.00	20.77	16.54	13.83
Number of accumulation units outstanding at end of period	139,805	155,722	184,268	230,805	210,245	219,136	216,298	246,060	269,968	256,188
INVESCO SMALL CAP GROWTH
Value at beginning of period	36.62	29.75	33.01	26.68	24.20	24.89	23.33	16.84	14.36	14.69
Value at end of period	56.96	36.62	29.75	33.01	26.68	24.20	24.89	23.33	16.84	14.36
Number of accumulation units outstanding at end of period	191	191	206	232	234	3,137	3,021	2,878	2,551	2,241
JANUS HENDERSON FORTY
Value at beginning of period	15.26	11.27	11.23	10.00
Value at end of period	21.00	15.26	11.27	11.23
Number of accumulation units outstanding at end of period	34,648	41,875	39,472	38,890
JANUS HENDERSON GLOBAL RESEARCH
Value at beginning of period	12.68	9.94	10.79	8.59	8.51	8.80	8.28	6.55	5.52	6.47
Value at end of period	15.08	12.68	9.94	10.79	8.59	8.51	8.80	8.28	6.55	5.52

INVESTMENT DIVISION (0.95)	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Number of accumulation units outstanding at end of period	10,220	10,290	11,113	11,179	11,129	12,086	14,809	14,891	15,291	17,009
JANUS HENDERSON VIT GLOBAL RESEARCH
Value at beginning of period	28.33	22.16	24.02	19.09	18.88	19.51	18.33	14.41	12.11	14.18
Value at end of period	33.69	28.33	22.16	24.02	19.09	18.88	19.51	18.33	14.41	12.11
Number of accumulation units outstanding at end of period	43,043	49,951	62,774	73,194	76,006	82,987	81,898	80,309	80,985	87,993
JENSEN QUALITY GROWTH
Value at beginning of period	33.50	26.32	26.09	21.46	19.41	19.36	17.56	13.45	11.98	12.24
Value at end of period	39.08	33.50	26.32	26.09	21.46	19.41	19.36	17.56	13.45	11.98
Number of accumulation units outstanding at end of period	2,439	2,440	2,301	2,301	1,909	7,834	7,835	7,835	7,986	7,989
LORD ABBETT VALUE OPPORTUNITIES
Value at beginning of period	27.00	22.18	25.41	23.29	20.20	21.00	19.43	14.41	13.26	13.97
Value at end of period	30.80	27.00	22.18	25.41	23.29	20.20	21.00	19.43	14.41	13.26
Number of accumulation units outstanding at end of period	1,435	1,087	1,201	1,882	1,679	929	2,052	431	2,102	1,075
MAINSTAY MACKAY SMALL CAP CORE
Value at beginning of period	19.04	16.38	19.82	17.35	15.13	15.93	15.16	11.14	10.01	10.42
Value at end of period	20.70	19.04	16.38	19.82	17.35	15.13	15.93	15.16	11.14	10.01
Number of accumulation units outstanding at end of period	89	1,178	89	89	89	772	772	772	813	813
MFS GROWTH
Value at beginning of period	34.75	35.54	25.19	19.48	19.24	18.14	16.87	12.50	10.78	10.95
Value at end of period	45.19	34.75	25.54	25.19	19.48	19.24	18.14	16.87	12.50	10.78
Number of accumulation units outstanding at end of period	808	852	866	901	1,014	729	750	790	790	790
PIMCO TOTAL RETURN
Value at beginning of period	20.27	18.95	19.23	18.51	18.26	18.35	17.73	18.30	16.78	16.31
Value at end of period	21.80	20.27	18.95	19.23	18.51	18.26	18.35	17.73	18.30	16.78
Number of accumulation units outstanding at end of period	32,753	46,207	53,721	66,026	52,453	55,626	53,727	79,647	101,665	90,192
PIONEER EQUITY INCOME VCT
Value at beginning of period	33.20	26.76	29.62	25.96	21.92	22.08	19.77	15.49	14.22	13.58
Value at end of period	32.80	33.20	26.76	29.62	25.96	21.92	22.08	19.77	15.49	14.22

INVESTMENT DIVISION (0.95)	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Number of accumulation units outstanding at end of period	7,311	3,135	3,351	3,387	7,581	2,062	2,755	2,994	5,399	3,445
PUTNAM HIGH YIELD
Value at beginning of period	18.04	16.00	16.82	15.96	14.01	14.99	14.87	14.11	12.40	12.16
Value at end of period	18.82	18.04	16.00	16.82	15.96	14.01	14.99	14.87	14.11	12.40
Number of accumulation units outstanding at end of period	12,978	14,653	15,181	17,829	12,184	9,815	12,381	13,894	6,014	4,762
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES
Value at beginning of period	12.30	9.90	12.00	9.03	9.40	9.31	10.88	8.90	7.37	9.47
Value at end of period	13.48	12.30	9.89	12.00	9.03	9.40	9.31	10.88	8.90	7.37
Number of accumulation units outstanding at end of period	12,054	8,975	8,890	13,456	11,148	10,469	13,089	13,349	10,921	27,924
ROYCE TOTAL RETURN
Value at beginning of period	20.02	16.42	19.00	16.93	13.63	14.88	14.87	11.36	10.05	10.35
Value at end of period	20.53	20.02	16.42	19.00	16.93	13.63	14.88	14.87	11.36	10.05
Number of accumulation units outstanding at end of period	3,973	4,742	4,960	6,271	6,753	7,744	8,676	12,612	12,296	9,976
VICTORY RS SELECT GROWTH
Value at beginning of period	34.11	26.03	28.33	24.43	23.08	23.39	23.34	17.10	14.55	13.95
Value at end of period	45.02	34.11	26.03	28.33	24.43	23.08	23.39	23.34	17.10	14.55
Number of accumulation units outstanding at end of period	344	344	351	351	170	250	528	516	377	381
VICTORY RS SMALL CAP GROWTH
Value at beginning of period	18.91	13.84	15.35	11.33	11.33	11.43	10.55	7.14	6.28	6.49
Value at end of period	25.82	18.91	13.84	15.35	11.33	11.33	11.43	10.55	7.14	6.28
Number of accumulation units outstanding at end of period	5,236	5,234	5,172	5,175	3,953	4,248	4,248	5,640	8,923	9,632
VIRTUS SILVANT SMALL-CAP GROWTH STOCK
Value at beginning of period	28.07	20.83	22.53	19.85	18.35	19.14	20.18	14.09	12.37	12.50
Value at end of period	38.65	28.07	20.83	22.53	19.85	18.35	19.14	20.18	14.09	12.37
Number of accumulation units outstanding at end of period	54,624	62,511	58,071	58,497	53,036	55,396	55,383	67,773	65,165	67,740

INVESTMENT DIVISION (0.85)	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
ALGER BALANCED

INVESTMENT DIVISION (0.85)	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Value at beginning of period	22.91	19.33	20.17	17.62	16.38	16.28	15.00	13.12	12.46	12.56
Value at end of period	25.04	22.91	19.33	20.17	17.62	16.38	16.28	15.00	13.12	12.46
Number of accumulation units outstanding at end of period	13,703	1,144	1,005	860	795	-	1,378	539	382	-
ALGER MID CAP GROWTH
Value at beginning of period	29.72	23.01	25.07	19.48	19.46	19.94	18.62	13.82	11.99	13.19
Value at end of period	48.51	29.72	23.01	25.07	19.48	19.46	19.94	18.62	13.82	11.99
Number of accumulation units outstanding at end of period	55,710	61,152	60,714	60,272	58,505	60,864	62,221	56,368	53,536	50,859
AMERICAN CENTURY INVESTMENTS EQUITY INCOME
Value at beginning of period	29.87	24.27	25.60	22.78	19.23	19.28	17.28	14.59	13.20	12.85
Value at end of period	29.93	29.87	24.27	25.60	22.78	19.23	19.28	17.28	14.59	13.20
Number of accumulation units outstanding at end of period	36,522	39,087	36,389	39,090	39,653	36,537	36,423	34,887	33,193	30,811
AMERICAN FUNDS GROWTH FUND OF AMERICA
Value at beginning of period	28.84	22.78	23.75	19.05	17.77	17.06	15.80	11.94	10.02	10.65
Value at end of period	39.29	28.84	22.78	23.75	19.05	17.77	17.06	15.80	11.94	10.02
Number of accumulation units outstanding at end of period	125,998	130,213	147,058	155,184	149,088	147,186	138,247	128,426	121,273	109,580
ARTISAN INTERNATIONAL
Value at beginning of period	26.24	20.48	23.18	17.84	19.91	20.89	21.27	17.14	13.79	14.99
Value at end of period	27.98	26.24	20.48	23.18	17.84	19.91	20.89	21.27	17.14	13.79
Number of accumulation units outstanding at end of period	70,980	72,919	81,731	86,236	83,082	82,447	81,021	74,397	70,974	65,116
CLEARBRIDGE VALUE TRUST
Value at beginning of period	17.79	14.13	16.38	14.43	12.95	13.56	12.04	8.79	7.64	7.97
Value at end of period	19.61	17.79	14.13	16.38	14.43	12.95	13.56	12.04	8.79	7.64
Number of accumulation units outstanding at end of period	14,239	15,795	16,280	17,705	19,091	22,080	24,945	26,358	27,637	29,833
COLUMBIA SELECT MID CAP VALUE
Value at beginning of period	20.44	15.73	18.39	16.41	14.55	15.52	14.01	10.48	9.09	9.61
Value at end of period	21.54	20.44	15.73	18.39	16.41	14.55	15.52	14.01	10.48	9.09
Number of accumulation units outstanding at end of period	1,720	1,518	1,700	1,646	1,622	2,960	5,599	329	80	1,027

INVESTMENT DIVISION (0.85)	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
DAVIS NEW YORK VENTURE
Value at beginning of period	22.06	17.04	19.82	16.41	14.78	14.52	13.79	10.37	9.30	9.88
Value at end of period	24.29	22.06	17.04	19.82	16.41	14.78	14.52	13.79	10.37	9.30
Number of accumulation units outstanding at end of period	41,729	45,151	43,430	42,842	41,354	47,504	46,258	43,529	38,853	32,211
FEDERATED EQUITY INCOME FUND
Value at beginning of period	21.45	17.84	20.37	17.70	16.30	17.39	16.25	12.59	11.55	12.29
Value at end of period	22.63	21.45	17.84	20.37	17.70	16.30	17.39	16.25	12.59	11.55
Number of accumulation units outstanding at end of period	25,113	27,948	28,464	27,172	25,959	26,851	25,059	23,183	20,479	20,206
FIDELITY VIP CONTRAFUND
Value at beginning of period	36.68	28.12	30.29	25.07	23.40	23.45	21.12	16.23	14.06	14.55
Value at end of period	47.49	36.68	28.12	30.29	25.07	23.40	23.45	21.12	16.23	14.06
Number of accumulation units outstanding at end of period	148,140	156,604	161,781	168,996	166,157	172,306	169,053	165,026	154,992	144,750
FIDELITY VIP GROWTH
Value at beginning of period	39.29	29.50	29.81	22.24	22.26	20.94	18.98	14.04	12.34	12.43
Value at end of period	56.06	39.29	29.50	29.81	22.24	22.26	20.94	18.98	14.04	12.34
Number of accumulation units outstanding at end of period	46,313	51,474	57,597	57,708	50,658	58,864	56,737	45,984	49,678	45,938
GREAT-WEST AGGRESSIVE PROFILE
Value at beginning of period	11.98	9.58	10.79	10.00
Value at end of period	13.31	11.98	9.58	10.79
Number of accumulation units outstanding at end of period	104,719	97,140	90,276	89,937
GREAT-WEST ARIEL MID CAP VALUE
Value at beginning of period	29.43	23.88	28.13	24.67	22.01	23.64	22.11	15.12	12.68	13.73
Value at end of period	31.83	29.43	23.88	28.13	24.67	22.01	23.64	22.11	15.12	12.68
Number of accumulation units outstanding at end of period	35,475	39,996	41,559	44,189	43,147	46,009	47,777	48,114	25,140	26,075
GREAT-WEST BOND INDEX
Value at beginning of period	15.69	14.64	14.82	14.50	14.35	14.44	13.77	14.24	13.83	13.01
Value at end of period	16.67	15.69	14.64	14.82	14.50	14.35	14.44	13.77	14.24	13.83
Number of accumulation units outstanding at end of period	17,072	11,222	10,944	11,359	10,589	8,035	8,186	6,738	6,717	6,130

INVESTMENT DIVISION (0.85)	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
GREAT-WEST CONSERVATIVE PROFILE
Value at beginning of period	10.86	9.82	10.22	10.00
Value at end of period	11.65	10.86	9.82	10.22
Number of accumulation units outstanding at end of period	150,553	82,867	85,497	108,404
GREAT-WEST GOVERNMENT MONEY MARKET
Value at beginning of period	10.47	10.38	10.32	10.37	10.46	10.55	10.64	10.73	10.82	10.91
Value at end of period	10.41	10.47	10.38	10.32	10.37	10.46	10.55	10.64	10.73	10.82
Number of accumulation units outstanding at end of period	121,473	102,179	85,470	75,855	84,801	36,520	40,512	58,408	53,744	35,452
GREAT-WEST INTERNATIONAL VALUE
Value at beginning of period	24.15	19.95	23.83	19.01	18.45	17.48	17.46	13.76	11.84	12.17
Value at end of period	26.27	24.15	19.95	23.83	19.01	18.45	17.48	17.46	13.76	11.84
Number of accumulation units outstanding at end of period	38,379	44,183	43,272	42,942	41,261	39,435	37,279	28,507	25,547	24,907
GREAT-WEST LARGE CAP VALUE
Value at beginning of period	10.67	10.00
Value at end of period	10.99	10.67
Number of accumulation units outstanding at end of period	237,540	263,494
GREAT-WEST LIFETIME 2015
Value at beginning of period	21.23	18.59	19.61	17.80	15.92	16.24	15.45	14.29	12.88	12.80
Value at end of period	23.36	21.23	18.59	19.61	17.80	15.92	16.24	15.45	14.29	12.88
Number of accumulation units outstanding at end of period	6,227	6,162	9,116	28,458	46,060	42,510	40,387	38,375	36,846	33,517
GREAT-WEST LIFETIME 2025
Value at beginning of period	24.40	20.85	22.31	19.71	17.32	17.72	16.82	14.81	13.11	13.36
Value at end of period	27.15	24.40	20.85	22.31	19.71	17.32	17.72	16.82	14.81	13.11
Number of accumulation units outstanding at end of period	31,676	15,866	12,108	11,663	11,340	5,910	5,527	4,779	2,900	2,754
GREAT-WEST LIFETIME 2035
Value at beginning of period	27.19	22.44	24.57	20.93	18.71	19.19	18.20	15.20	13.24	13.79
Value at end of period	30.54	27.19	22.44	24.57	20.93	18.71	19.19	18.20	15.20	13.24

INVESTMENT DIVISION (0.85)	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Number of accumulation units outstanding at end of period	15,618	13,937	11,762	11,448	5,879	2,350	1,702	1,411	795	75
GREAT-WEST LIFETIME 2045
Value at beginning of period	27.61	22.35	24.87	20.83	18.95	19.49	18.56	15.28	13.24	13.92
Value at end of period	31.18	27.61	22.35	24.87	20.83	18.95	19.49	18.56	15.28	13.24
Number of accumulation units outstanding at end of period	22,213	27,443	26,468	16,810	15,183	13,251	10,255	6,714	3,589	855
GREAT-WEST LIFETIME 2055
Value at beginning of period	27.23	22.03	24.62	20.55	18.76	19.34	18.53	15.27	13.21	13.96
Value at end of period	30.77	27.23	22.03	24.62	20.55	18.76	19.34	18.53	15.27	13.21
Number of accumulation units outstanding at end of period	9,966	9,451	7,557	4,822	2,670	2,996	2,246	1,196	819	17
GREAT-WEST MODERATE PROFILE
Value at beginning of period	11.34	9.73	10.47	10.00
Value at end of period	12.50	11.34	9.73	10.47
Number of accumulation units outstanding at end of period	99,076	101,740	105,726	108,427
GREAT-WEST MODERATELY AGGRESSIVE PROFILE
Value at beginning of period	11.55	9.68	10.57	10.00
Value at end of period	12.80	11.55	9.68	10.57
Number of accumulation units outstanding at end of period	43,583	52,275	50,361	57,943
GREAT-WEST MODERATELY CONSERVATIVE PROFILE
Value at beginning of period	11.10	9.78	10.35	10.00
Value at end of period	12.05	11.10	9.78	10.35
Number of accumulation units outstanding at end of period	89,686	66,135	62,203	59,334
GREAT-WEST MULTI- SECTOR BOND
Value at beginning of period	22.94	20.71	21.55	20.45	18.52	19.99	19.49	18.19	15.81	15.27
Value at end of period	24.82	22.94	20.71	21.55	20.45	18.52	19.99	19.49	18.19	15.81
Number of accumulation units outstanding at end of period	45,093	45,565	48,225	53,291	53,317	41,790	45,429	42,400	42,656	43,041
GREAT-WEST S&P 500® INDEX

INVESTMENT DIVISION (0.85)	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Value at beginning of period	13.34	10.28	10.90	10.00
Value at end of period	15.58	13.34	10.28	10.90
Number of accumulation units outstanding at end of period	214,914	255,582	259,161	263,055
GREAT-WEST S&P SMALLCAP 600® INDEX
Value at beginning of period	34.39	28.36	31.43	28.11	22.55	23.33	22.37	16.05	13.97	14.04
Value at end of period	37.82	34.39	28.36	31.43	28.11	22.55	23.33	22.37	16.05	13.97
Number of accumulation units outstanding at end of period	13,211	13,134	11,870	11,071	10,947	6,990	7,222	3,947	3,239	2,315
GREAT-WEST SMALL CAP VALUE
Value at beginning of period	30.47	24.65	29.66	27.26	21.85	22.83	21.95	16.42	14.28	14.70
Value at end of period	31.17	30.47	24.65	29.66	27.26	21.85	22.83	21.95	16.42	14.28
Number of accumulation units outstanding at end of period	17,721	18,179	17,564	18,732	18,578	20,234	19,359	18,521	18,323	17,698
GREAT-WEST T. ROWE PRICE MID CAP GROWTH
Value at beginning of period	48.00	36.87	38.08	30.86	29.31	27.75	24.82	18.36	16.28	16.71
Value at end of period	59.07	48.00	36.87	38.08	30.86	29.31	27.75	24.82	18.36	16.28
Number of accumulation units outstanding at end of period	39,758	43,968	44,168	44,943	45,525	47,942	47,156	46,494	44,785	42,209
GREAT-WEST U.S. GOVERNMENT SECURITIES
Value at beginning of period	15.02	14.27	14.33	14.14	14.09	14.10	13.48	13.88	13.56	12.93
Value at end of period	15.77	15.02	14.27	14.33	14.14	14.09	14.10	13.48	13.88	13.56
Number of accumulation units outstanding at end of period	29,069	29,372	25,255	23,081	23,729	9,084	8,194	7,419	8,028	9,250
INVESCO AMERICAN FRANCHISE
Value at beginning of period	31.30	23.13	24.24	19.23	19.01	18.28	17.02	12.28	10.94	11.85
Value at end of period	44.13	31.30	23.13	24.24	19.23	19.01	18.28	17.02	12.28	10.94
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	-	-	-	-
INVESCO AMERICAN VALUE
Value at beginning of period	20.09	16.30	18.90	17.46	15.26	16.95	15.66	11.81	10.21	10.25
Value at end of period	20.12	20.09	16.30	18.90	17.46	15.26	16.95	15.66	11.81	10.21
Number of accumulation units outstanding at end of period	151	349	285	151	151	256	508	395	286	119

INVESTMENT DIVISION (0.85)	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
INVESCO COMSTOCK
Value at beginning of period	22.40	18.07	20.83	17.87	15.33	16.48	15.27	11.42	9.71	10.01
Value at end of period	21.98	22.40	18.07	20.83	17.87	15.33	16.48	15.27	11.42	9.71
Number of accumulation units outstanding at end of period	5,224	4,767	4,970	4,692	4,527	4,137	3,788	3,453	2,928	2,326
INVESCO DISCOVERY MID CAP GROWTH
Value at beginning of period	33.83	25.44	27.24	22.48	22.57	22.48	21.01	15.41	13.76	14.52
Value at end of period	46.95	33.83	25.44	27.24	22.48	22.57	22.48	21.01	15.41	13.76
Number of accumulation units outstanding at end of period	1,637	1,587	1,474	1,361	1,256	1,133	1,503	1,776	1,775	1,819
INVESCO OPPENHEIMER CAPITAL APPRECIATION
Value at beginning of period	28.07	20.80	22.31	17.78	18.36	17.94	15.73	12.27	10.89	11.16
Value at end of period	37.93	28.07	20.80	22.31	17.78	18.36	17.94	15.73	12.27	10.89
Number of accumulation units outstanding at end of period	26,805	28,562	30,957	31,912	30,212	35,067	33,372	32,585	30,396	29,296
INVESCO OPPENHEIMER GLOBAL
Value at beginning of period	31.54	24.18	28.21	20.88	21.03	20.41	20.17	16.05	13.40	14.80
Value at end of period	39.92	31.54	24.18	28.21	20.88	21.03	20.41	20.17	16.05	13.40
Number of accumulation units outstanding at end of period	11,414	10,538	10,990	8,648	8,080	13,228	9,645	9,631	9,389	7,847
INVESCO SMALL CAP GROWTH
Value at beginning of period	38.74	31.44	34.85	28.13	25.49	26.19	24.53	17.69	15.04	15.40
Value at end of period	60.31	38.74	31.44	34.85	28.13	25.49	26.19	24.53	17.69	15.04
Number of accumulation units outstanding at end of period	635	642	642	657	672	1,622	1,871	1,875	1,905	1,966
JANUS HENDERSON FORTY
Value at beginning of period	15.30	11.29	11.24	10.00
Value at end of period	21.08	15.30	11.29	11.24
Number of accumulation units outstanding at end of period	3,632	5,154	1,775	1,672
JANUS HENDERSON GLOBAL RESEARCH
Value at beginning of period	24.95	19.54	21.18	16.85	16.68	17.22	16.19	12.81	10.78	12.62
Value at end of period	29.70	34.95	19.54	21.18	16.85	16.68	17.22	16.19	12.81	10.78

INVESTMENT DIVISION (0.85)	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Number of accumulation units outstanding at end of period	1,449	1,393	1,037	1,404	1,296	1,421	1,621	1,370	1,469	1,469
JENSEN QUALITY GROWTH
Value at beginning of period	34.02	26.70	26.44	21.72	19.63	19.56	17.72	13.56	12.07	12.32
Value at end of period	39.73	34.02	26.70	26.44	21.72	19.63	19.56	17.72	13.56	12.07
Number of accumulation units outstanding at end of period	460	460	533	533	533	533	533	533	533	533
LORD ABBETT VALUE OPPORTUNITIES
Value at beginning of period	27.28	22.39	25.63	23.46	20.33	21.11	19.51	14.46	13.29	13.99
Value at end of period	31.16	27.28	22.39	25.63	23.46	20.33	21.11	19.51	14.46	13.29
Number of accumulation units outstanding at end of period	368	340	399	539	123	118	164	99	51	-
MAINSTAY MACKAY SMALL CAP CORE
Value at beginning of period	19.29	16.58	20.05	17.53	15.28	16.07	15.27	11.21	10.06	10.46
Value at end of period	21.01	19.29	16.58	20.05	17.53	15.28	16.07	15.27	11.21	10.06
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	-	-	-	-
MFS GROWTH
Value at beginning of period	37.11	27.25	26.86	20.75	20.47	19.28	17.91	13.26	11.42	11.59
Value at end of period	48.32	37.11	27.25	26.86	20.75	20.47	19.28	17.91	13.26	11.42
Number of accumulation units outstanding at end of period	743	834	781	703	680	265	265	74	74	74
PIMCO TOTAL RETURN
Value at beginning of period	18.00	16.81	17.04	16.39	16.15	16.21	15.66	16.14	14.79	14.35
Value at end of period	19.38	18.00	16.81	17.04	16.39	16.15	16.21	15.66	16.14	14.79
Number of accumulation units outstanding at end of period	24,219	39,834	37,062	38,294	36,571	33,177	33,536	36,393	35,295	43,175
PIONEER EQUITY INCOME VCT
Value at beginning of period	31.08	25.03	27.67	24.23	20.44	20.57	18.40	14.40	13.21	12.59
Value at end of period	30.73	31.08	25.03	27.67	24.23	20.44	20.57	18.40	14.40	13.21
Number of accumulation units outstanding at end of period	150	11	322	685	856	460	1,922	1,772	1,454	1,702
PUTNAM HIGH YIELD
Value at beginning of period	18.26	16.17	16.99	16.10	14.12	15.09	14.96	14.17	12.44	12.19
Value at end of period	19.06	18.26	16.17	16.99	16.10	14.12	15.09	14.96	14.17	12.44
Number of accumulation units outstanding at end of period	573	1,803	1,552	1,461	2,364	426	381	335	-	-

INVESTMENT DIVISION (0.85)	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES
Value at beginning of period	12.45	10.00	12.11	9.10	9.48	9.37	10.94	8.94	7.39	9.49
Value at end of period	13.66	12.45	10.00	12.11	9.10	9.48	9.37	10.94	8.94	7.39
Number of accumulation units outstanding at end of period	6,900	6,613	7,039	6,771	6,424	6,667	7,038	2,410	2,007	2,831
ROYCE TOTAL RETURN
Value at beginning of period	20.26	16.60	19.19	17.08	13.73	14.98	14.96	11.41	10.09	10.38
Value at end of period	20.79	20.26	16.60	19.19	17.08	13.73	14.98	14.96	11.41	10.09
Number of accumulation units outstanding at end of period	1,246	1,235	2,340	2,344	2,146	2,066	3,167	3,755	3,598	3,759
VICTORY RS SELECT GROWTH
Value at beginning of period	34.16	26.05	28.32	24.39	23.02	23.30	23.23	17.01	14.46	13.85
Value at end of period	45.13	34.16	26.05	28.32	24.39	23.02	23.30	23.23	17.01	14.46
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	-	-	-	-
VICTORY RS SMALL CAP GROWTH
Value at beginning of period	41.91	30.65	33.96	25.03	25.02	25.21	23.25	15.71	13.81	14.26
Value at end of period	57.28	41.91	30.65	33.96	25.03	25.02	25.21	23.25	15.71	13.81
Number of accumulation units outstanding at end of period	55	18	27	21	-	5	72	489	489	489
VIRTUS SILVANT SMALL-CAP GROWTH STOCK
Value at beginning of period	28.49	21.12	22.82	20.08	18.55	19.33	20.36	14.20	12.45	12.58
Value at end of period	39.27	28.49	21.12	22.82	20.08	18.55	19.33	20.36	14.20	12.45
Number of accumulation units outstanding at end of period	37,862	48,301	42,070	44,735	43,686	43,983	45,606	42,303	39,152	36,221

INVESTMENT DIVISION (0.75)	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
ALGER BALANCED
Value at beginning of period	24.92	21.01	21.90	19.11	17.75	17.62	16.22	14.18	13.45	13.55
Value at end of period	27.27	24.92	21.01	21.90	19.11	17.75	17.62	16.22	14.18	13.45
Number of accumulation units outstanding at end of period	1,406	1,465	1,835	1,938	1,938	2,213	2,782	5,877	6,503	6,787
ALGER MID CAP GROWTH
Value at beginning of period	36.85	28.50	31.03	24.08	24.03	24.60	22.94	17.02	14.75	16.21

INVESTMENT DIVISION (0.75)	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Value at end of period	60.21	36.85	28.50	31.03	24.08	24.03	24.60	22.94	17.02	14.75
Number of accumulation units outstanding at end of period	8,900	7,387	7,678	9,568	8,107	7,508	22,301	26,395	28,782	29,550
AMERICAN CENTURY INVESTMENTS EQUITY INCOME
Value at beginning of period	48.31	39.22	41.33	36.74	30.98	31.02	27.79	23.44	21.18	20.60
Value at end of period	48.46	48.31	39.22	41.33	36.74	30.98	31.02	27.79	23.44	21.18
Number of accumulation units outstanding at end of period	7,296	9,098	7,304	7,996	9,469	10,451	19,069	19,533	18,820	18,351
AMERICAN CENTURY INVESTMENTS INCOME & GROWTH
Value at beginning of period	25.64	20.84	22.54	18.83	16.70	17.84	15.97	11.86	10.43	10.20
Value at end of period	28.47	25.64	20.84	22.54	18.83	16.70	17.84	15.97	11.86	10.43
Number of accumulation units outstanding at end of period	11,252	12,265	12,654	12,972	13,219	7,662	8,417	9,144	9,492	10,856
AMERICAN FUNDS GROWTH FUND OF AMERICA
Value at beginning of period	29.23	23.06	24.02	19.25	17.94	17.21	15.91	12.02	10.07	10.70
Value at end of period	39.86	29.23	23.06	24.02	19.25	17.94	17.21	15.91	12.02	10.07
Number of accumulation units outstanding at end of period	8,324	12,180	14,019	15,785	16,256	20,902	54,359	115,663	77,001	76,567
ARTISAN INTERNATIONAL
Value at beginning of period	19.84	15.47	17.49	13.45	15.00	15.72	15.99	12.87	10.34	11.23
Value at end of period	21.18	19.84	15.47	17.49	13.45	15.00	15.72	15.99	12.87	10.34
Number of accumulation units outstanding at end of period	13,131	17,643	14,452	18,799	14,505	19,107	42,778	54,087	48,542	39,124
CLEARBRIDGE VALUE TRUST
Value at beginning of period	21.27	16.88	19.55	17.20	15.42	16.13	14.31	10.44	9.07	9.45
Value at end of period	23.47	21.27	16.88	19.55	17.20	15.42	16.13	14.31	10.44	9.07
Number of accumulation units outstanding at end of period	834	972	963	997	887	887	1,433	4,514	6,021	6,580
COLUMBIA SELECT MID CAP VALUE
Value at beginning of period	20.67	15.89	18.57	16.55	14.66	15.62	14.08	10.53	9.12	9.63
Value at end of period	21.82	20.67	15.89	18.57	16.55	14.66	15.62	14.08	10.53	9.12
Number of accumulation units outstanding at end of period	4,892	4,236	4,206	4,628	1,984	2,568	16,412	24,338	12,645	41,181

INVESTMENT DIVISION (0.75)	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
DAVIS NEW YORK VENTURE
Value at beginning of period	22.35	17.25	20.04	16.58	14.92	14.65	13.89	10.43	9.35	9.93
Value at end of period	24.65	22.35	17.25	20.04	16.58	14.92	14.65	13.89	10.43	9.35
Number of accumulation units outstanding at end of period	3,955	1,849	1,744	4,874	4,693	4,943	11,598	24,602	16,356	22,818
FEDERATED EQUITY INCOME FUND
Value at beginning of period	21.40	17.78	20.28	17.61	16.20	17.26	16.11	12.47	11.43	12.15
Value at end of period	22.60	21.40	17.78	20.28	17.61	16.20	17.26	16.11	12.47	11.43
Number of accumulation units outstanding at end of period	1,158	1,281	1,198	1,132	914	828	9,100	12,848	9,006	10,924
FIDELITY VIP CONTRAFUND
Value at beginning of period	52.33	40.07	43.12	35.65	33.25	33.28	29.95	22.99	19.89	20.56
Value at end of period	67.82	52.33	40.07	43.12	35.65	33.25	33.28	29.95	22.99	19.89
Number of accumulation units outstanding at end of period	16,609	18,239	19,424	20,410	21,914	28,352	49,110	78,509	81,965	92,412
FIDELITY VIP GROWTH
Value at beginning of period	51.01	38.26	38.62	28.79	28.78	27.05	24.49	18.10	15.90	15.99
Value at end of period	72.85	51.01	38.26	38.62	28.79	28.78	27.05	24.49	18.10	15.90
Number of accumulation units outstanding at end of period	64,712	71,810	78,374	77,679	85,147	119,920	187,973	273,106	281,838	315,445
FRANKLIN SMALL-MID CAP GROWTH
Value at beginning of period	22.10	16.89	17.84	14.79	14.28	14.68	13.75	10.00	9.09	9.63
Value at end of period	34.20	22.10	16.89	17.84	14.79	14.28	14.68	13.75	10.00	9.09
Number of accumulation units outstanding at end of period	1,153	1,270	2,176	3,279	3,294	3,325	3,370	3,576	4,480	7,753
GREAT-WEST AGGRESSIVE PROFILE
Value at beginning of period	12.01	9.60	10.79	10.00
Value at end of period	13.35	12.01	9.60	10.79
Number of accumulation units outstanding at end of period	81,633	88,146	103,017	102,052
GREAT-WEST ARIEL MID CAP VALUE
Value at beginning of period	69.59	56.40	66.39	58.16	51.83	55.61	51.98	35.49	29.74	32.18
Value at end of period	75.35	69.59	56.40	66.39	58.16	51.83	55.61	51.98	35.49	29.74
Number of accumulation units outstanding at end of period	21,227	21,231	28,856	34,865	37,559	52,321	82,899	98,786	77,617	75,426

INVESTMENT DIVISION (0.75)	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
GREAT-WEST BOND INDEX
Value at beginning of period	21.31	19.86	20.10	19.65	19.42	19.52	18.59	19.22	18.64	17.51
Value at end of period	22.67	21.31	19.86	20.10	19.65	19.42	19.52	18.59	19.22	18.64
Number of accumulation units outstanding at end of period	19,706	16,170	18,601	17,013	10,613	16,402	45,591	62,460	44,295	35,103
GREAT-WEST CONSERVATIVE PROFILE
Value at beginning of period	10.88	9.83	10.23	10.00
Value at end of period	11.69	10.88	9.83	10.23
Number of accumulation units outstanding at end of period	25,655	36,168	40,118	40,464
GREAT-WEST GOVERNMENT MONEY MARKET
Value at beginning of period	12.91	12.78	12.70	12.75	12.84	12.94	13.04	13.14	13.23	13.33
Value at end of period	12.85	12.91	12.78	12.70	12.75	12.84	12.94	13.04	13.14	13.23
Number of accumulation units outstanding at end of period	171,356	185,769	229,897	246,409	265,380	294,563	342,035	419,442	424,933	494,795
GREAT-WEST INTERNATIONAL VALUE
Value at beginning of period	28.43	23.47	28.01	22.31	21.64	20.48	20.43	16.09	13.83	14.20
Value at end of period	30.97	28.43	23.47	28.01	22.31	21.64	20.48	20.43	16.09	13.83
Number of accumulation units outstanding at end of period	34,259	37,629	41,861	45,537	55,790	65,975	91,505	169,241	105,827	104,877
GREAT-WEST LARGE CAP VALUE
Value at beginning of period	10.67	10.00
Value at end of period	11.00	10.67
Number of accumulation units outstanding at end of period	159,063	178,972
GREAT-WEST LIFETIME 2015
Value at beginning of period	21.45	18.77	19.78	17.94	16.02	16.33	15.52	14.35	12.92	12.82
Value at end of period	23.63	21.45	18.77	19.78	17.94	16.02	16.33	15.52	14.35	12.92
Number of accumulation units outstanding at end of period	-	358	376	512	3,792	6,626	2,739	3,098	3,755	1,286
GREAT-WEST LIFETIME 2025
Value at beginning of period	24.66	21.05	22.50	19.86	17.44	17.82	16.90	14.86	13.15	13.38
Value at end of period	27.47	24.66	21.05	22.50	19.86	17.44	17.82	16.90	14.86	13.15

INVESTMENT DIVISION (0.75)	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Number of accumulation units outstanding at end of period	5,612	8,558	8,468	4,399	9,577	19,983	14,283	21,566	18,252	22,338
GREAT-WEST LIFETIME 2035
Value at beginning of period	27.48	22.66	24.78	21.09	18.84	19.29	18.29	15.26	13.27	13.81
Value at end of period	30.90	27.48	22.66	24.78	21.09	18.84	19.29	18.29	15.26	13.27
Number of accumulation units outstanding at end of period	7,791	6,842	6,171	8,883	10,301	10,112	18,525	27,031	18,539	14,114
GREAT-WEST LIFETIME 2045
Value at beginning of period	27.91	22.57	25.09	20.99	19.08	19.60	18.65	15.33	13.27	13.94
Value at end of period	31.55	27.91	22.57	25.09	20.99	19.08	19.60	18.65	15.33	13.27
Number of accumulation units outstanding at end of period	3,330	2,372	1,610	1,158	1,156	14,674	11,123	10,667	5,641	2,402
GREAT-WEST LIFETIME 2055
Value at beginning of period	27.52	22.24	24.83	20.71	18.89	19.45	18.62	15.33	13.25	13.97
Value at end of period	31.13	27.52	22.24	24.83	20.71	18.89	19.45	18.62	15.33	13.25
Number of accumulation units outstanding at end of period	2,432	2,017	2,115	607	477	6,945	4,438	4,020	2,225	1,259
GREAT-WEST MODERATE PROFILE
Value at beginning of period	11.36	9.74	10.48	10.00
Value at end of period	12.55	11.36	9.74	10.48
Number of accumulation units outstanding at end of period	275,869	325,015	355,260	377,775
GREAT-WEST MODERATELY AGGRESSIVE PROFILE
Value at beginning of period	11.58	9.69	10.57	10.00
Value at end of period	12.84	11.58	9.69	10.57
Number of accumulation units outstanding at end of period	200,088	268,384	279,484	288,966
GREAT-WEST MODERATELY CONSERVATIVE PROFILE
Value at beginning of period	11.12	9.79	10.35	10.00
Value at end of period	12.10	11.12	9.79	10.35
Number of accumulation units outstanding at end of period	43,519	46,413	82,946	90,118
GREAT-WEST MULTI- SECTOR BOND

INVESTMENT DIVISION (0.75)	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Value at beginning of period	41.20	37.15	38.63	36.62	33.13	35.71	34.78	32.44	28.16	27.17
Value at end of period	44.61	41.20	37.15	38.63	36.62	33.13	35.71	34.78	32.44	28.16
Number of accumulation units outstanding at end of period	6,123	6,424	8,555	13,869	12,145	18,793	24,392	67,049	69,046	65,648
GREAT-WEST S&P 500® INDEX
Value at beginning of period	13.37	10.30	10.91	10.00
Value at end of period	15.63	13.37	10.30	10.91
Number of accumulation units outstanding at end of period	719,060	802,164	857,058	912,552
GREAT-WEST S&P SMALLCAP 600® INDEX
Value at beginning of period	59.94	49.39	54.68	48.86	39.15	40.47	38.76	27.78	24.16	24.26
Value at end of period	66.00	59.94	49.39	54.68	48.86	39.15	40.47	38.76	27.78	24.16
Number of accumulation units outstanding at end of period	20,468	24,376	25,449	27,838	38,244	26,330	35,288	37,604	35,193	33,423
GREAT-WEST SMALL CAP VALUE
Value at beginning of period	50.63	40.92	49.20	45.17	36.17	37.75	36.27	27.09	23.55	24.22
Value at end of period	51.86	50.63	40.92	49.20	45.17	36.17	37.75	36.27	27.09	23.55
Number of accumulation units outstanding at end of period	6,432	6,271	7,568	9,164	11,284	18,826	22,545	28,946	28,778	30,521
GREAT-WEST T. ROWE PRICE MID CAP GROWTH
Value at beginning of period	87.45	67.12	69.23	56.06	53.19	50.31	44.95	33.21	29.43	30.17
Value at end of period	107.72	87.45	67.12	69.23	56.06	53.19	50.31	44.95	33.21	29.43
Number of accumulation units outstanding at end of period	12,119	15,470	15,587	16,092	16,138	29,237	45,660	56,190	61,120	56,977
GREAT-WEST U.S. GOVERNMENT SECURITIES
Value at beginning of period	22.43	21.30	21.36	21.05	20.96	20.95	20.01	20.58	20.09	19.15
Value at end of period	23.57	22.43	21.30	21.36	21.05	20.96	20.95	20.01	20.58	20.09
Number of accumulation units outstanding at end of period	23,165	20,118	18,581	15,796	21,952	25,661	29,085	27,757	30,239	31,417
INVESCO AMERICAN FRANCHISE
Value at beginning of period	18.15	13.39	14.03	11.12	10.98	10.54	9.81	7.07	6.29	6.81
Value at end of period	25.61	18.15	13.39	14.03	11.12	10.98	10.54	9.81	7.07	6.29
Number of accumulation units outstanding at end of period	820	788	769	362	362	541	3,857	1,547	4,720	4,638

INVESTMENT DIVISION (0.75)	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
INVESCO AMERICAN VALUE
Value at beginning of period	20.32	16.47	19.09	17.61	15.37	17.06	15.74	11.86	10.24	10.28
Value at end of period	20.37	20.32	16.47	19.09	17.61	15.37	17.06	15.74	11.86	10.24
Number of accumulation units outstanding at end of period	29	244	523	278	2,015	4,805	6,408	19,621	44,210	11,368
INVESCO COMSTOCK
Value at beginning of period	22.70	18.29	21.06	18.06	15.48	16.62	15.39	11.49	9.77	10.06
Value at end of period	22.29	22.70	18.29	21.06	18.06	15.48	16.62	15.39	11.49	9.77
Number of accumulation units outstanding at end of period	267	2,170	3,661	5,553	10,772	13,122	26,505	81,767	31,606	16,770
INVESCO DISCOVERY MID CAP GROWTH
Value at beginning of period	17.34	13.03	13.93	11.49	11.52	11.47	10.70	7.84	7.00	7.37
Value at end of period	24.09	17.34	13.03	13.93	11.49	11.52	11.47	10.70	7.84	7.00
Number of accumulation units outstanding at end of period	3,364	4,184	4,237	4,022	2,400	2,327	5,011	8,099	11,801	13,662
INVESCO OPPENHEIMER CAPITAL APPRECIATION
Value at beginning of period	28.18	20.86	22.36	17.80	18.36	17.93	15.70	12.24	10.84	11.10
Value at end of period	38.11	28.18	20.86	22.36	17.80	18.36	17.93	15.70	12.24	10.84
Number of accumulation units outstanding at end of period	535	3,950	3,893	4,280	4,567	4,866	8,195	17,149	14,525	14,519
INVESCO OPPENHEIMER GLOBAL
Value at beginning of period	33.29	25.49	29.71	21.97	22.10	21.43	21.16	16.82	14.03	15.48
Value at end of period	42.16	33.29	25.49	29.71	21.97	22.10	21.43	21.16	16.82	14.03
Number of accumulation units outstanding at end of period	9,970	12,515	18,883	17,415	14,170	19,436	33,738	48,044	48,484	52,122
INVESCO SMALL CAP GROWTH
Value at beginning of period	37.92	30.74	34.04	27.46	24.85	25.51	23.87	17.19	14.63	14.93
Value at end of period	59.09	37.92	30.74	34.04	27.46	24.85	25.51	23.87	17.19	14.63
Number of accumulation units outstanding at end of period	11	-	-	-	1	3,560	3,820	4,292	2,124	2,469
JANUS HENDERSON FORTY
Value at beginning of period	15.34	11.31	11.25	10.00
Value at end of period	21.15	15.34	11.31	11.25

INVESTMENT DIVISION (0.75)	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Number of accumulation units outstanding at end of period	5,387	9,257	8,091	13,031
JANUS HENDERSON GLOBAL RESEARCH
Value at beginning of period	13.19	10.32	11.17	8.88	8.78	9.06	8.51	6.72	5.65	6.61
Value at end of period	15.71	13.19	10.32	11.17	8.88	8.78	9.06	8.51	6.72	5.65
Number of accumulation units outstanding at end of period	1,707	2,116	2,593	3,187	3,203	3,312	5,529	7,617	11,125	15,800
JANUS HENDERSON RESEARCH
Value at beginning of period	14.61	10.88	11.29	10.00
Value at end of period	19.24	14.61	10.88	11.29
Number of accumulation units outstanding at end of period	4,368	3,995	4,127	2,835
JANUS HENDERSON VIT GLOBAL RESEARCH
Value at beginning of period	24.85	19.40	20.99	16.65	16.43	16.94	15.89	12.47	10.46	12.22
Value at end of period	29.61	24.85	19.40	20.99	16.65	16.43	16.94	15.89	12.47	10.46
Number of accumulation units outstanding at end of period	8,593	8,707	9,373	9,544	9,632	23,589	24,646	23,304	24,851	25,678
JENSEN QUALITY GROWTH
Value at beginning of period	34.55	27.08	26.80	21.99	19.85	19.77	17.89	13.67	12.16	12.40
Value at end of period	40.39	34.55	27.08	26.80	21.99	19.85	19.77	17.89	13.67	12.16
Number of accumulation units outstanding at end of period	1,260	1,376	949	1,524	1,295	1,308	2,082	2,478	3,096	9,758
LORD ABBETT VALUE OPPORTUNITIES
Value at beginning of period	27.57	22.61	25.84	23.64	20.46	21.22	19.60	14.51	13.32	14.01
Value at end of period	31.52	27.57	22.61	25.84	23.64	20.46	21.22	19.60	14.51	13.32
Number of accumulation units outstanding at end of period	780	191	1,070	2,205	4,769	7,014	4,270	11,084	10,569	11,904
MAINSTAY MACKAY SMALL CAP CORE
Value at beginning of period	19.55	16.78	20.27	17.71	15.42	16.20	15.38	11.28	10.12	10.51
Value at end of period	21.30	19.55	16.78	20.27	17.71	15.42	16.20	15.38	11.28	10.12
Number of accumulation units outstanding at end of period	75	55	40	40	40	40	40	310	270	2,076
MFS GROWTH
Value at beginning of period	35.99	26.40	25.99	20.06	19.77	18.60	17.27	12.77	10.98	11.14
Value at end of period	46.90	35.99	26.40	25.99	20.06	19.77	18.60	17.27	12.77	10.98

INVESTMENT DIVISION (0.75)	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Number of accumulation units outstanding at end of period	50	50	50	50	50	597	681	1,647	1,139	144
PIMCO TOTAL RETURN
Value at beginning of period	21.00	19.59	19.84	19.06	18.76	18.81	18.15	18.69	17.11	16.59
Value at end of period	22.63	21.00	19.59	19.84	19.06	18.76	18.81	18.15	18.69	17.11
Number of accumulation units outstanding at end of period	2,484	4,693	16,954	17,403	15,663	28,926	35,935	78,797	70,483	47,761
PIONEER EQUITY INCOME VCT
Value at beginning of period	34.46	27.72	30.62	26.78	22.58	22.70	20.28	15.86	14.53	13.84
Value at end of period	34.11	34.46	27.72	30.62	26.78	22.58	22.70	20.28	15.86	14.53
Number of accumulation units outstanding at end of period	3,791	1,129	1,445	2,766	6,047	3,845	6,223	4,933	4,790	7,613
PUTNAM HIGH YIELD
Value at beginning of period	18.47	16.34	17.15	16.24	14.23	15.19	15.04	14.24	12.49	12.22
Value at end of period	19.30	18.47	16.34	17.15	16.24	14.23	15.19	15.04	14.24	12.49
Number of accumulation units outstanding at end of period	2,574	3,894	4,154	5,082	4,916	8,815	11,268	14,196	15,273	8,433
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES
Value at beginning of period	12.59	10.11	12.23	9.18	9.55	9.43	11.00	8.98	7.42	9.52
Value at end of period	13.83	12.59	10.11	12.23	9.18	9.55	9.43	11.00	8.98	7.42
Number of accumulation units outstanding at end of period	4,505	868	1,136	3,804	2,522	2,795	20,266	71,607	73,661	59,058
ROYCE TOTAL RETURN
Value at beginning of period	20.49	16.77	19.37	17.23	13.84	15.08	15.04	11.46	10.12	10.41
Value at end of period	21.05	20.49	16.77	19.37	17.23	13.84	15.08	15.04	11.46	10.12
Number of accumulation units outstanding at end of period	5,820	6,979	6,813	6,634	6,552	6,674	7,755	44,094	16,434	30,944
VICTORY RS SELECT GROWTH
Value at beginning of period	35.19	26.80	29.11	25.05	23.62	23.88	23.79	17.39	14.77	14.14
Value at end of period	46.53	35.19	26.80	29.11	25.05	23.62	23.88	23.79	17.39	14.77
Number of accumulation units outstanding at end of period	84	84	84	84	84	165	214	581	504	714
VICTORY RS SMALL CAP GROWTH
Value at beginning of period	19.67	14.37	15.90	11.71	11.69	11.77	10.84	7.32	6.43	6.63
Value at end of period	26.91	19.67	14.37	15.90	11.71	11.69	11.77	10.84	7.32	6.43

INVESTMENT DIVISION (0.75)	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Number of accumulation units outstanding at end of period	785	785	785	795	795	1,941	2,886	2,405	2,708	4,419
VIRTUS SILVANT SMALL-CAP GROWTH STOCK
Value at beginning of period	28.91	21.41	23.11	20.32	18.75	19.51	20.53	14.30	12.54	12.65
Value at end of period	39.88	28.91	21.41	23.11	20.32	18.75	19.51	20.53	14.30	12.54
Number of accumulation units outstanding at end of period	10,158	9,920	9,113	9,577	10,521	21,001	51,586	83,563	95,949	87,123

INVESTMENT DIVISION (0.65)	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
ALGER BALANCED
Value at beginning of period	21.83	18.39	19.15	16.69	15.48	15.36	14.13	12.33	11.69	11.76
Value at end of period	23.91	21.83	18.39	19.15	16.69	15.48	15.36	14.13	12.33	11.69
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	-	-	-	-
ALGER MID CAP GROWTH
Value at beginning of period	27.90	21.55	23.44	18.18	18.12	18.53	17.27	12.79	11.08	12.16
Value at end of period	45.62	27.90	21.55	23.44	18.18	18.12	18.53	17.27	12.79	11.08
Number of accumulation units outstanding at end of period	170	3	271	102	786	736	687	668	580	511
AMERICAN CENTURY INVESTMENTS EQUITY INCOME
Value at beginning of period	49.26	39.95	42.06	37.35	31.46	31.48	28.17	23.74	21.43	20.82
Value at end of period	49.47	49.26	39.95	42.06	37.35	31.46	31.48	28.17	23.74	21.43
Number of accumulation units outstanding at end of period	1,382	1,951	1,145	1,261	1,654	1,640	1,495	1,437	1,362	1,261
AMERICAN FUNDS GROWTH FUND OF AMERICA
Value at beginning of period	29.63	23.35	24.29	19.45	18.11	17.35	16.03	12.09	10.13	10.74
Value at end of period	40.44	29.63	23.35	24.29	19.45	18.11	17.35	16.03	12.09	10.13
Number of accumulation units outstanding at end of period	2,116	1,140	1,095	1,032	889	794	888	325	138	119
ARTISAN INTERNATIONAL
Value at beginning of period	20.23	15.76	17.80	13.67	15.23	15.95	16.21	13.03	10.46	11.35
Value at end of period	21.62	20.23	15.76	17.80	13.67	15.23	15.95	16.21	13.03	10.46
Number of accumulation units outstanding at end of period	3,278	3,720	3,479	2,967	2,610	2,702	2,865	2,354	2,511	1,839

INVESTMENT DIVISION (0.65)	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
CLEARBRIDGE VALUE TRUST
Value at beginning of period	21.65	17.16	19.85	17.45	15.63	16.34	14.48	10.55	9.16	9.53
Value at end of period	23.91	21.65	17.16	19.85	17.45	15.63	16.34	14.48	10.55	9.16
Number of accumulation units outstanding at end of period	67	67	67	185	185	185	185	185	185	185
COLUMBIA SELECT MID CAP VALUE
Value at beginning of period	20.92	16.06	18.74	16.69	14.77	15.72	14.16	10.58	9.16	9.66
Value at end of period	22.09	20.92	16.06	18.74	16.69	14.77	15.72	14.16	10.58	9.16
Number of accumulation units outstanding at end of period	756	604	861	796	345	239	555	207	-	82
DAVIS NEW YORK VENTURE
Value at beginning of period	22.66	17.47	20.27	16.75	15.06	14.77	13.99	10.50	9.40	9.97
Value at end of period	25.00	22.66	17.47	20.27	16.75	15.06	14.77	13.99	10.50	9.40
Number of accumulation units outstanding at end of period	66	98	74	306	452	386	303	313	296	281
FEDERATED EQUITY INCOME FUND
Value at beginning of period	21.78	18.08	20.60	17.87	16.43	17.48	16.30	12.61	11.54	12.26
Value at end of period	23.03	21.78	18.08	20.60	17.87	16.43	17.48	16.30	12.61	11.54
Number of accumulation units outstanding at end of period	81	700	667	637	601	561	534	546	461	417
FIDELITY VIP CONTRAFUND
Value at beginning of period	38.10	29.15	31.34	25.88	24.12	24.11	21.68	16.62	14.37	14.84
Value at end of period	49.43	38.10	29.15	31.34	25.88	24.12	24.11	21.68	16.62	14.37
Number of accumulation units outstanding at end of period	1,407	1,339	2,023	1,960	2,095	2,363	2,127	2,038	1,950	4,336
FIDELITY VIP GROWTH
Value at beginning of period	25.64	19.22	19.38	14.43	14.41	13.53	12.24	9.03	7.93	7.96
Value at end of period	36.66	25.64	19.22	19.38	14.43	14.41	13.53	12.24	9.03	7.93
Number of accumulation units outstanding at end of period	4,035	4,231	3,925	3,640	3,623	3,543	3,688	3,343	2,697	3,368
GREAT-WEST AGGRESSIVE PROFILE
Value at beginning of period	12.04	9.61	10.80	10.00
Value at end of period	13.40	12.04	9.61	10.80
Number of accumulation units outstanding at end of period	111,325	112,653	115,626	109,546

INVESTMENT DIVISION (0.65)	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
GREAT-WEST ARIEL MID CAP VALUE
Value at beginning of period	49.71	40.25	47.33	41.42	36.88	39.53	36.91	25.18	21.08	22.78
Value at end of period	53.88	49.71	40.25	47.33	41.42	36.88	39.53	36.91	25.18	21.08
Number of accumulation units outstanding at end of period	1,679	1,642	1,645	1,658	1,779	2,256	1,856	1,930	495	538
GREAT-WEST BOND INDEX
Value at beginning of period	21.66	20.17	20.38	19.91	19.65	19.74	18.78	19.39	18.79	17.64
Value at end of period	23.06	21.66	20.17	20.38	19.91	19.65	19.74	18.78	19.39	18.79
Number of accumulation units outstanding at end of period	5,752	5,435	5,680	5,292	4,807	4,587	4,515	492	675	635
GREAT-WEST CONSERVATIVE PROFILE
Value at beginning of period	10.91	9.84	10.23	10.00
Value at end of period	11.73	10.91	9.84	10.23
Number of accumulation units outstanding at end of period	4,533	4,999	6,475	6,227
GREAT-WEST GOVERNMENT MONEY MARKET
Value at beginning of period	11.62	11.49	11.41	11.44	11.51	11.59	11.66	11.74	11.82	11.89
Value at end of period	11.58	11.62	11.49	11.41	11.44	11.51	11.59	11.66	11.74	11.82
Number of accumulation units outstanding at end of period	7,461	8,865	11,635	11,194	10,574	11,141	10,573	11,045	10,753	11,989
GREAT-WEST INTERNATIONAL VALUE
Value at beginning of period	25.42	20.96	24.99	19.89	19.27	18.22	18.16	14.28	12.26	12.58
Value at end of period	27.71	25.42	20.96	24.99	19.89	19.27	18.22	18.16	14.28	12.26
Number of accumulation units outstanding at end of period	1,005	949	1,793	1,428	2,252	2,802	2,055	2,204	1,805	1,978
GREAT-WEST LARGE CAP VALUE
Value at beginning of period	10.67	10.00
Value at end of period	11.02	10.67
Number of accumulation units outstanding at end of period	2,193	2,195
GREAT-WEST LIFETIME 2015
Value at beginning of period	21.68	18.95	19.96	18.07	16.13	16.42	15.59	14.40	12.95	12.84
Value at end of period	23.91	21.68	18.95	19.96	18.07	16.13	16.42	15.59	14.40	12.95

INVESTMENT DIVISION (0.65)	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Number of accumulation units outstanding at end of period	47,263	41,451	37,180	32,341	28,178	25,624	17,400	10,633	462	26
GREAT-WEST LIFETIME 2025
Value at beginning of period	24.92	21.26	22.70	20.02	17.55	17.92	16.98	14.92	13.18	13.40
Value at end of period	27.79	24.92	21.26	22.70	20.02	17.55	17.92	16.98	14.92	13.18
Number of accumulation units outstanding at end of period	10,971	10,133	5,616	4,515	3,255	2,359	1,233	429	191	113
GREAT-WEST LIFETIME 2035
Value at beginning of period	27.77	22.88	25.00	21.26	18.96	19.40	18.37	15.31	13.31	13.83
Value at end of period	31.26	27.77	22.88	25.00	21.26	18.96	19.40	18.37	15.31	13.31
Number of accumulation units outstanding at end of period	15,977	13,911	11,633	9,463	6,872	4,780	2,700	1,291	625	265
GREAT-WEST LIFETIME 2045
Value at beginning of period	28.21	22.79	25.31	21.15	19.20	19.71	18.74	15.39	13.31	13.96
Value at end of period	31.92	28.21	22.79	25.31	21.15	19.20	19.71	18.74	15.39	13.31
Number of accumulation units outstanding at end of period	20,707	18,109	15,195	11,734	9,291	7,319	4,492	2,572	1,590	597
GREAT-WEST LIFETIME 2055
Value at beginning of period	27.82	22.45	25.04	20.87	19.01	19.56	18.71	15.38	13.28	14.00
Value at end of period	31.50	27.82	22.45	25.04	20.87	19.01	19.56	18.71	15.38	13.28
Number of accumulation units outstanding at end of period	23,789	19,894	16,531	12,341	8,342	5,154	2,420	646	265	32
GREAT-WEST MODERATE PROFILE
Value at beginning of period	11.39	9.76	10.48	10.00
Value at end of period	12.59	11.39	9.76	10.48
Number of accumulation units outstanding at end of period	89,332	87,022	76,840	78,599
GREAT-WEST MODERATELY AGGRESSIVE PROFILE
Value at beginning of period	11.61	9.71	10.58	10.00
Value at end of period	12.89	11.61	9.71	10.58
Number of accumulation units outstanding at end of period	123,796	124,140	120,276	112,486
GREAT-WEST MODERATELY CONSERVATIVE PROFILE

INVESTMENT DIVISION (0.65)	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Value at beginning of period	11.15	9.81	10.36	10.00
Value at end of period	12.14	11.15	9.81	10.36
Number of accumulation units outstanding at end of period	13,243	19,075	12,112	16,389
GREAT-WEST MULTI- SECTOR BOND
Value at beginning of period	37.24	33.55	34.85	33.00	29.82	32.12	31.25	29.11	25.25	24.34
Value at end of period	40.36	37.24	33.55	34.85	33.00	29.82	32.12	31.25	29.11	25.25
Number of accumulation units outstanding at end of period	195	356	353	341	330	317	303	299	456	446
GREAT-WEST S&P 500® INDEX
Value at beginning of period	13.41	10.31	10.91	10.00
Value at end of period	15.69	13.41	10.31	10.91
Number of accumulation units outstanding at end of period	9,155	8,742	10,187	10,421
GREAT-WEST S&P SMALLCAP 600® INDEX
Value at beginning of period	49.34	40.61	44.91	40.09	32.10	33.15	31.71	22.70	19.73	19.79
Value at end of period	54.38	49.34	40.61	44.91	40.09	32.10	33.15	31.71	22.70	19.73
Number of accumulation units outstanding at end of period	720	765	780	747	606	598	667	530	802	983
GREAT-WEST SMALL CAP VALUE
Value at beginning of period	49.54	40.00	48.04	44.06	35.24	36.75	35.27	26.32	22.86	23.48
Value at end of period	50.79	49.54	40.00	48.04	44.06	35.24	36.75	35.27	26.32	22.86
Number of accumulation units outstanding at end of period	101	101	113	101	172	137	101	101	101	167
GREAT-WEST T. ROWE PRICE MID CAP GROWTH
Value at beginning of period	55.32	42.41	43.71	35.35	33.51	31.67	28.26	20.86	18.47	18.91
Value at end of period	68.21	55.32	42.41	43.71	35.35	33.51	31.67	28.26	20.86	18.47
Number of accumulation units outstanding at end of period	509	806	877	827	1,332	1,298	1,159	1,093	1,288	1,179
GREAT-WEST U.S. GOVERNMENT SECURITIES
Value at beginning of period	20.64	19.57	19.61	19.31	19.20	19.18	18.30	18.80	18.33	17.46
Value at end of period	21.71	20.64	19.57	19.61	19.31	19.20	19.18	18.30	18.80	18.33
Number of accumulation units outstanding at end of period	1,809	2,181	1,361	1,275	1,410	1,516	1,506	1,475	1,651	1,599

INVESTMENT DIVISION (0.65)	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
INVESCO AMERICAN FRANCHISE
Value at beginning of period	18.51	13.65	14.28	11.31	11.15	10.70	9.94	7.16	6.37	6.88
Value at end of period	26.15	18.51	13.65	14.28	11.31	11.15	10.70	9.94	7.16	6.37
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	-	-	-	-
INVESCO AMERICAN VALUE
Value at beginning of period	20.56	16.64	19.27	17.76	15.49	17.17	15.83	11.92	10.28	10.31
Value at end of period	20.63	20.56	16.64	19.27	17.76	15.49	17.17	15.83	11.92	10.28
Number of accumulation units outstanding at end of period	192	192	224	164	137	122	205	207	436	-
INVESCO COMSTOCK
Value at beginning of period	23.01	18.52	21.30	18.25	15.62	16.76	15.50	11.56	9.82	10.10
Value at end of period	22.62	23.01	18.52	21.30	18.25	15.62	16.76	15.50	11.56	9.82
Number of accumulation units outstanding at end of period	-	-	24	41	174	372	405	196	-	-
INVESCO DISCOVERY MID CAP GROWTH
Value at beginning of period	17.68	13.27	14.18	11.68	11.70	11.64	10.85	7.94	7.08	7.45
Value at end of period	24.59	17.68	13.27	14.18	11.68	11.70	11.64	10.85	7.94	7.08
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	-	-	-	-
INVESCO OPPENHEIMER CAPITAL APPRECIATION
Value at beginning of period	28.68	21.21	22.71	18.06	18.61	18.15	15.88	12.37	10.95	11.20
Value at end of period	38.83	28.68	21.21	22.71	18.06	18.61	18.15	15.88	12.37	10.95
Number of accumulation units outstanding at end of period	3,112	3,013	3,621	3,428	4,015	3,716	3,449	3,153	2,827	2,455
INVESCO OPPENHEIMER GLOBAL
Value at beginning of period	33.81	25.87	30.12	22.25	22.36	21.66	21.36	16.96	14.14	15.59
Value at end of period	42.87	33.81	25.87	30.12	22.25	22.36	21.66	21.36	16.96	14.14
Number of accumulation units outstanding at end of period	2,413	3,816	5,177	5,253	4,745	4,208	4,082	3,969	3,484	3,000
INVESCO SMALL CAP GROWTH
Value at beginning of period	38.61	31.27	34.59	27.87	25.20	25.84	24.16	17.38	14.78	15.07
Value at end of period	60.23	38.61	31.27	34.59	27.87	25.20	25.84	24.16	17.38	14.78

INVESTMENT DIVISION (0.65)	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Number of accumulation units outstanding at end of period	-	-	115	115	115	115	115	115	115	115
JANUS HENDERSON FORTY
Value at beginning of period	15.38	11.33	11.25	10.00
Value at end of period	21.23	15.38	11.33	11.25
Number of accumulation units outstanding at end of period	-	-	-	-
JANUS HENDERSON GLOBAL RESEARCH
Value at beginning of period	13.45	10.51	11.37	9.03	8.92	9.19	8.62	6.81	5.72	6.68
Value at end of period	16.04	13.45	10.51	11.37	9.03	8.92	9.19	8.62	6.81	5.72
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	-	-	-	-
JENSEN QUALITY GROWTH
Value at beginning of period	35.09	27.48	27.17	22.27	20.08	19.98	18.06	13.79	12.26	12.48
Value at end of period	41.06	35.09	27.48	27.17	22.27	20.08	19.98	18.06	13.79	12.26
Number of accumulation units outstanding at end of period	-	-	-	57	57	57	57	57	57	57
LORD ABBETT VALUE OPPORTUNITIES
Value at beginning of period	27.86	22.82	26.06	23.81	20.59	21.34	19.68	14.56	13.35	14.03
Value at end of period	31.88	27.86	22.82	26.06	23.81	20.59	21.34	19.68	14.56	13.35
Number of accumulation units outstanding at end of period	196	172	145	241	189	77	40	18	-	-
MAINSTAY MACKAY SMALL CAP CORE
Value at beginning of period	19.81	17.00	20.50	17.89	15.56	16.34	15.49	11.35	10.17	10.55
Value at end of period	21.61	19.81	17.00	20.50	17.89	15.56	16.34	15.49	11.35	10.17
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	-	-	-	-
MFS GROWTH
Value at beginning of period	36.63	26.84	26.40	20.35	20.04	18.83	17.47	12.90	11.09	11.24
Value at end of period	47.78	36.63	26.84	26.40	20.35	20.04	18.83	17.47	12.90	11.09
Number of accumulation units outstanding at end of period	440	440	533	533	533	533	533	533	533	533
PIMCO TOTAL RETURN
Value at beginning of period	21.38	19.93	20.17	19.35	19.03	19.07	18.38	18.91	17.29	16.75
Value at end of period	23.07	21.38	19.93	20.17	19.35	19.03	19.07	18.38	18.91	17.29

INVESTMENT DIVISION (0.65)	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Number of accumulation units outstanding at end of period	216	606	593	715	641	734	635	696	763	739
PIONEER EQUITY INCOME VCT
Value at beginning of period	35.70	28.69	31.66	27.66	23.30	23.39	20.88	16.31	14.93	14.21
Value at end of period	35.37	35.70	28.69	31.66	27.66	23.30	23.39	20.88	16.31	14.93
Number of accumulation units outstanding at end of period	640	132	195	157	454	99	49	23	-	-
PUTNAM HIGH YIELD
Value at beginning of period	18.68	16.52	17.32	16.38	14.34	15.29	15.13	14.30	12.53	12.25
Value at end of period	19.55	18.68	16.52	17.32	16.38	14.34	15.29	15.13	14.30	12.53
Number of accumulation units outstanding at end of period	514	392	382	310	235	157	90	28	-	-
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES
Value at beginning of period	12.74	10.21	12.35	9.26	9.62	9.49	11.06	9.02	7.45	9.54
Value at end of period	14.00	12.74	10.21	12.35	9.26	9.62	9.49	11.06	9.02	7.45
Number of accumulation units outstanding at end of period	1,343	828	744	710	1,347	851	958	795	460	422
ROYCE TOTAL RETURN
Value at beginning of period	20.71	16.94	19.56	17.37	13.94	15.18	15.13	11.52	10.16	10.43
Value at end of period	21.30	20.71	16.94	19.56	17.37	13.94	15.18	15.13	11.52	10.16
Number of accumulation units outstanding at end of period	48	48	48	48	79	49	48	92	48	48
VICTORY RS SELECT GROWTH
Value at beginning of period	35.73	27.19	29.50	25.35	23.88	24.13	24.01	17.54	14.88	14.23
Value at end of period	47.29	35.73	27.19	29.50	25.35	23.88	24.13	24.01	17.54	14.88
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	-	-	-	-
VICTORY RS SMALL CAP GROWTH
Value at beginning of period	20.06	14.64	16.19	11.90	11.88	11.94	10.99	7.41	6.50	6.70
Value at end of period	27.47	20.06	14.64	16.19	11.90	11.88	11.94	10.99	7.41	6.50
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	-	-	-	-
VIRTUS SILVANT SMALL-CAP GROWTH STOCK
Value at beginning of period	29.33	21.70	23.40	20.56	18.95	19.70	20.71	14.41	12.62	12.72

INVESTMENT DIVISION (0.65)	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Value at end of period	40.51	29.33	21.70	23.40	20.56	18.95	19.70	20.71	14.41	12.62
Number of accumulation units outstanding at end of period	605	591	1,006	953	894	1,222	1,143	1,095	972	896

INVESTMENT DIVISION (0.55)	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
ALGER BALANCED
Value at beginning of period	25.96	21.84	22.72	19.79	18.34	18.17	16.69	14.56	13.78	13.86
Value at end of period	28.46	25.96	21.84	22.72	19.79	18.34	18.17	16.69	14.56	13.78
Number of accumulation units outstanding at end of period	240	247	247	493	520	442	437	704	704	711
ALGER MID CAP GROWTH
Value at beginning of period	38.37	29.62	32.18	24.93	24.83	25.36	23.61	17.48	15.12	16.58
Value at end of period	62.83	38.37	29.62	32.18	24.93	24.83	25.36	23.61	17.48	15.12
Number of accumulation units outstanding at end of period	10,202	12,237	14,813	14,286	11,492	15,344	15,665	13,503	14,644	15,396
AMERICAN CENTURY INVESTMENTS EQUITY INCOME
Value at beginning of period	50.24	40.70	42.80	37.98	31.96	31.94	28.56	24.04	21.67	21.04
Value at end of period	50.50	50.24	40.70	42.80	37.98	31.96	31.94	28.56	24.04	21.67
Number of accumulation units outstanding at end of period	13,047	16,140	11,056	12,583	11,302	10,363	9,840	10,243	10,066	10,851
AMERICAN FUNDS GROWTH FUND OF AMERICA
Value at beginning of period	30.02	23.64	24.57	19.65	18.28	17.50	16.15	12.17	10.18	10.79
Value at end of period	41.02	30.02	23.64	24.57	19.65	18.28	17.50	16.15	12.17	10.18
Number of accumulation units outstanding at end of period	12,193	13,956	22,311	16,486	13,451	14,272	12,796	8,739	9,434	9,207
ARTISAN INTERNATIONAL
Value at beginning of period	20.63	16.06	18.11	13.90	15.47	16.18	16.43	13.20	10.58	11.48
Value at end of period	22.07	20.63	16.06	18.11	13.90	15.47	16.18	16.43	13.20	10.58
Number of accumulation units outstanding at end of period	29,547	52,313	41,149	36,844	31,429	39,544	29,579	21,953	27,924	35,231
CLEARBRIDGE VALUE TRUST
Value at beginning of period	22.04	17.45	20.17	17.71	15.85	16.55	14.65	10.66	9.25	9.61
Value at end of period	24.36	22.04	17.45	20.17	17.71	15.85	16.55	14.65	10.66	9.25
Number of accumulation units outstanding at end of period	58	114	114	114	56	176	121	121	1,227	1,227

INVESTMENT DIVISION (0.55)	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
COLUMBIA SELECT MID CAP VALUE
Value at beginning of period	21.16	16.24	18.93	16.84	14.89	15.83	14.24	10.63	9.19	9.68
Value at end of period	22.37	21.16	16.24	18.93	16.84	14.89	15.83	14.24	10.63	9.19
Number of accumulation units outstanding at end of period	4,724	5,921	10,321	11,302	2,848	4,863	5,823	2,114	754	7,714
DAVIS NEW YORK VENTURE
Value at beginning of period	22.96	17.69	20.51	16.93	15.20	14.89	14.10	10.57	9.45	10.01
Value at end of period	25.36	22.96	17.69	20.51	16.93	15.20	14.89	14.10	10.57	9.45
Number of accumulation units outstanding at end of period	3,854	14,879	16,184	16,289	16,671	15,250	16,120	17,033	13,224	13,959
FEDERATED EQUITY INCOME FUND
Value at beginning of period	22.16	18.38	20.93	18.13	16.65	17.70	16.49	12.74	11.65	12.36
Value at end of period	23.46	22.16	18.38	20.93	18.13	16.65	17.70	16.49	12.74	11.65
Number of accumulation units outstanding at end of period	3,706	7,016	7,174	7,050	6,862	6,932	5,507	4,856	3,295	3,234
FIDELITY VIP CONTRAFUND
Value at beginning of period	54.59	41.72	44.81	36.97	34.42	34.37	30.88	23.65	20.42	21.07
Value at end of period	70.89	54.59	41.72	44.81	36.97	34.42	34.37	30.88	23.65	20.42
Number of accumulation units outstanding at end of period	21,404	34,997	40,925	40,841	37,968	43,427	32,075	24,962	31,400	33,700
FIDELITY VIP GROWTH
Value at beginning of period	60.51	45.30	45.63	33.95	33.87	31.78	28.71	21.17	18.56	18.63
Value at end of period	86.60	60.51	45.30	45.63	33.95	33.87	31.78	28.71	21.17	18.56
Number of accumulation units outstanding at end of period	59,225	70,588	78,934	76,501	78,890	88,414	92,276	91,595	102,614	106,465
GREAT-WEST AGGRESSIVE PROFILE
Value at beginning of period	12.07	9.63	10.80	10.00
Value at end of period	13.45	12.07	9.63	10.80
Number of accumulation units outstanding at end of period	148,018	165,117	201,376	194,618
GREAT-WEST ARIEL MID CAP VALUE
Value at beginning of period	74.27	60.07	70.57	61.70	54.88	58.76	54.81	37.35	31.24	33.73
Value at end of period	80.58	74.27	60.07	70.57	61.70	54.88	58.76	54.81	37.35	31.24
Number of accumulation units outstanding at end of period	17,910	22,318	24,650	28,331	30,541	32,444	27,410	36,017	27,263	29,303

INVESTMENT DIVISION (0.55)	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
GREAT-WEST BOND INDEX
Value at beginning of period	22.19	20.65	20.85	20.34	20.06	20.12	19.13	19.73	19.10	17.91
Value at end of period	23.66	22.19	20.65	20.85	20.34	20.06	20.12	19.13	19.73	19.10
Number of accumulation units outstanding at end of period	17,861	21,873	20,077	21,345	22,536	29,717	10,673	11,843	15,052	18,594
GREAT-WEST CONSERVATIVE PROFILE
Value at beginning of period	10.94	9.86	10.24	10.00
Value at end of period	11.77	10.94	9.86	10.24
Number of accumulation units outstanding at end of period	19,996	45,412	43,335	26,719
GREAT-WEST GOVERNMENT MONEY MARKET
Value at beginning of period	13.78	13.61	13.50	13.52	13.59	13.67	13.74	13.82	13.90	13.97
Value at end of period	13.74	12.78	13.61	13.50	13.52	13.59	13.67	13.74	13.82	13.90
Number of accumulation units outstanding at end of period	176,884	171,382	184,845	191,487	187,759	197,686	209,384	220,314	251,994	242,534
GREAT-WEST INTERNATIONAL VALUE
Value at beginning of period	31.99	26.35	31.39	24.96	24.16	22.82	22.72	17.85	15.31	15.69
Value at end of period	34.91	31.99	26.35	31.39	24.96	24.16	22.82	22.72	17.85	15.31
Number of accumulation units outstanding at end of period	37,796	42,830	51,815	49,374	55,059	50,158	41,914	42,821	42,602	44,288
GREAT-WEST LARGE CAP VALUE
Value at beginning of period	10.67	10.00
Value at end of period	11.03	10.67
Number of accumulation units outstanding at end of period	102,706	125,209
GREAT-WEST LIFETIME 2015
Value at beginning of period	21.91	19.13	20.13	18.21	16.24	16.52	15.66	14.45	12.98	12.86
Value at end of period	24.19	21.91	19.13	20.13	18.21	16.24	16.52	15.66	14.45	12.98
Number of accumulation units outstanding at end of period	2,143	3,575	2,756	8,854	6,764	8,023	7,976	9,214	8,839	1,862
GREAT-WEST LIFETIME 2025
Value at beginning of period	25.19	21.46	22.90	20.17	17.67	18.02	17.06	14.97	13.22	13.42
Value at end of period	28.12	25.19	21.46	22.90	20.17	17.67	18.02	17.06	14.97	13.22

INVESTMENT DIVISION (0.55)	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Number of accumulation units outstanding at end of period	7,971	18,748	15,258	11,003	15,288	17,091	12,565	2,265	2,233	2,373
GREAT-WEST LIFETIME 2035
Value at beginning of period	28.07	23.10	25.21	21.42	19.09	19.51	18.46	15.37	13.34	13.86
Value at end of period	31.63	28.07	23.10	25.21	21.42	19.09	19.51	18.46	15.37	13.34
Number of accumulation units outstanding at end of period	6,835	21,274	17,623	18,607	25,288	25,516	11,268	3,108	2,548	423
GREAT-WEST LIFETIME 2045
Value at beginning of period	28.51	23.01	25.53	21.31	19.33	19.82	18.82	15.45	13.34	13.99
Value at end of period	32.29	28.51	23.01	25.53	21.31	19.33	19.82	18.82	15.45	13.34
Number of accumulation units outstanding at end of period	15,016	21,854	18,396	20,124	12,939	12,960	6,132	4,377	2,621	378
GREAT-WEST LIFETIME 2055
Value at beginning of period	28.12	22.67	25.26	21.03	19.14	19.67	18.80	15.44	13.32	14.03
Value at end of period	31.87	28.12	22.67	25.26	21.03	19.14	19.67	18.80	15.44	13.32
Number of accumulation units outstanding at end of period	8,137	13,782	10,802	9,359	6,997	5,928	2,015	1,185	363	87
GREAT-WEST MODERATE PROFILE
Value at beginning of period	11.42	9.77	10.49	10.00
Value at end of period	12.63	11.42	9.77	10.49
Number of accumulation units outstanding at end of period	164,193	223,008	246,011	245,305
GREAT-WEST MODERATELY AGGRESSIVE PROFILE
Value at beginning of period	11.64	9.72	10.58	10.00
Value at end of period	12.93	11.64	9.72	10.58
Number of accumulation units outstanding at end of period	251,131	296,989	294,526	333,075
GREAT-WEST MODERATELY CONSERVATIVE PROFILE
Value at beginning of period	11.18	9.82	10.36	10.00
Value at end of period	12.18	11.18	9.82	10.36
Number of accumulation units outstanding at end of period	48,522	52,640	48,244	47,052
GREAT-WEST MULTI- SECTOR BOND

INVESTMENT DIVISION (0.55)	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Value at beginning of period	45.76	41.18	42.73	40.43	36.50	39.28	38.17	35.53	30.79	29.64
Value at end of period	49.65	45.76	41.18	42.73	40.43	36.50	39.28	38.17	35.53	30.79
Number of accumulation units outstanding at end of period	5,156	9,582	9,433	9,711	9,295	11,563	19,249	18,691	36,828	33,373
GREAT-WEST S&P 500® INDEX
Value at beginning of period	13.44	10.33	10.92	10.00
Value at end of period	15.74	13.44	10.33	10.92
Number of accumulation units outstanding at end of period	547,179	624,247	673,443	724,154
GREAT-WEST S&P SMALLCAP 600® INDEX
Value at beginning of period	67.67	55.64	61.48	54.83	43.84	45.23	43.24	30.92	26.85	26.90
Value at end of period	74.65	67.67	55.64	61.48	54.83	43.84	45.23	43.24	30.92	26.85
Number of accumulation units outstanding at end of period	19,365	26,332	27,745	28,255	30,665	18,607	15,852	16,066	16,485	18,390
GREAT-WEST SMALL CAP VALUE
Value at beginning of period	52.94	42.70	51.23	46.95	37.51	39.08	37.47	27.93	24.23	24.87
Value at end of period	54.33	52.94	42.70	51.23	46.95	37.51	39.08	37.47	27.93	24.23
Number of accumulation units outstanding at end of period	2,954	5,525	6,085	6,156	7,660	9,691	7,549	8,580	8,331	9,544
GREAT-WEST T. ROWE PRICE MID CAP GROWTH
Value at beginning of period	91.44	70.04	72.10	58.26	55.17	52.08	46.43	34.24	30.29	30.98
Value at end of period	112.86	91.44	70.04	72.10	58.26	55.17	52.08	46.43	34.24	30.29
Number of accumulation units outstanding at end of period	14,144	18,467	19,413	20,495	21,900	25,830	17,866	14,341	22,409	24,083
GREAT-WEST U.S. GOVERNMENT SECURITIES
Value at beginning of period	23.79	22.54	22.56	22.19	22.04	21.99	20.97	21.52	20.96	19.94
Value at end of period	25.04	23.79	22.54	22.56	22.19	22.04	21.99	20.97	21.52	20.96
Number of accumulation units outstanding at end of period	19,415	20,462	15,178	15,187	20,891	16,855	16,624	21,502	31,324	33,858
INVESCO AMERICAN FRANCHISE
Value at beginning of period	18.87	13.90	14.53	11.49	11.33	10.85	10.08	7.25	6.44	6.95
Value at end of period	26.69	18.87	13.90	14.53	11.49	11.33	10.85	10.08	7.25	6.44
Number of accumulation units outstanding at end of period	3,376	3,446	3,453	4,384	4,389	4,394	4,332	4,360	4,360	6,427

INVESTMENT DIVISION (0.55)	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
INVESCO AMERICAN VALUE
Value at beginning of period	20.80	16.82	19.46	17.92	15.61	17.29	15.92	11.97	10.32	10.33
Value at end of period	20.89	20.80	16.82	19.46	17.92	15.61	17.29	15.92	11.97	10.32
Number of accumulation units outstanding at end of period	1,441	2,868	4,251	2,389	2,033	4,528	4,768	2,672	5,919	3,179
INVESCO COMSTOCK
Value at beginning of period	23.32	18.75	21.55	18.44	15.77	16.90	15.61	11.64	9.87	10.15
Value at end of period	22.95	23.32	18.75	21.55	18.44	15.77	16.90	15.61	11.64	9.87
Number of accumulation units outstanding at end of period	822	6,718	7,726	8,253	7,550	12,215	7,057	6,451	402	1,341
INVESCO DISCOVERY MID CAP GROWTH
Value at beginning of period	18.03	13.52	14.43	11.88	11.89	11.81	11.00	8.04	7.16	7.53
Value at end of period	25.10	18.03	13.52	14.43	11.88	11.89	11.81	11.00	8.04	7.16
Number of accumulation units outstanding at end of period	1,359	1,303	1,325	1,657	2,403	1,859	1,610	1,549	1,572	1,293
INVESCO OPPENHEIMER CAPITAL APPRECIATION
Value at beginning of period	29.19	21.57	23.07	18.33	18.88	18.39	16.07	12.50	11.06	11.30
Value at end of period	39.57	29.19	21.57	23.07	18.33	18.88	18.39	16.07	12.50	11.06
Number of accumulation units outstanding at end of period	2,625	3,224	3,921	4,400	4,440	7,171	4,453	2,722	5,234	6,180
INVESCO OPPENHEIMER GLOBAL
Value at beginning of period	34.34	26.24	30.53	22.53	22.62	21.89	21.57	17.10	14.24	15.69
Value at end of period	43.58	34.34	26.24	30.53	22.53	22.62	21.89	21.57	17.10	14.24
Number of accumulation units outstanding at end of period	26,341	25,493	2,741	26,735	22,656	23,577	25,221	24,872	32,511	34,833
INVESCO SMALL CAP GROWTH
Value at beginning of period	39.30	31.80	35.14	28.29	25.55	26.18	24.45	17.57	14.93	15.20
Value at end of period	61.36	39.30	31.80	35.14	28.29	25.55	26.18	24.45	17.57	14.93
Number of accumulation units outstanding at end of period	690	705	706	706	975	975	1,314	1,314	1,314	1,334
JANUS HENDERSON FORTY
Value at beginning of period	15.42	11.35	11.26	10.00
Value at end of period	21.31	15.42	11.35	11.26

INVESTMENT DIVISION (0.55)	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Number of accumulation units outstanding at end of period	13,090	14,431	11,187	12,308
JANUS HENDERSON GLOBAL RESEARCH
Value at beginning of period	13.71	10.71	11.57	9.18	9.06	9.32	8.74	6.89	5.78	6.75
Value at end of period	16.37	13.71	10.71	11.57	9.18	9.06	9.32	8.74	6.89	5.78
Number of accumulation units outstanding at end of period	2,486	2,495	2,503	2,513	2,521	2,531	2,541	2,495	2,692	3,514
JENSEN QUALITY GROWTH
Value at beginning of period	35.65	27.89	27.54	22.55	20.31	20.19	18.23	13.91	12.35	12.56
Value at end of period	41.75	35.65	27.89	27.54	22.55	20.31	20.19	18.23	13.91	12.35
Number of accumulation units outstanding at end of period	34	34	34	34	427	761	761	132	132	142
LORD ABBETT VALUE OPPORTUNITIES
Value at beginning of period	28.15	23.04	26.28	23.99	20.72	21.46	19.77	14.61	13.39	14.05
Value at end of period	32.24	28.15	23.04	26.28	23.99	20.72	21.46	19.77	14.61	13.39
Number of accumulation units outstanding at end of period	595	977	1,136	1,887	2,675	2,530	731	637	2,632	2,014
MAINSTAY MACKAY SMALL CAP CORE
Value at beginning of period	20.08	17.21	20.74	18.08	15.71	16.47	15.61	11.42	10.22	10.60
Value at end of period	21.93	20.08	17.21	20.74	18.08	15.71	16.47	15.61	11.42	10.22
Number of accumulation units outstanding at end of period	-	136	136	136	136	136	136	167	1,027	1,164
MFS GROWTH
Value at beginning of period	37.28	27.29	26.82	20.66	20.32	19.08	17.67	13.04	11.20	11.34
Value at end of period	48.68	37.28	27.29	26.82	20.66	20.32	19.08	17.67	13.04	11.20
Number of accumulation units outstanding at end of period	143	146	146	146	146	146	143	143	143	143
PIMCO TOTAL RETURN
Value at beginning of period	21.75	20.25	20.47	19.62	19.28	19.30	18.58	19.10	17.44	16.88
Value at end of period	23.49	21.75	20.25	20.47	19.62	19.28	19.30	18.58	19.10	17.44
Number of accumulation units outstanding at end of period	30,346	35,098	38,002	36,020	37,548	37,552	34,673	35,362	54,195	64,848
PIONEER EQUITY INCOME VCT
Value at beginning of period	36.02	28.92	31.88	27.83	23.41	23.49	20.94	16.35	14.95	14.21
Value at end of period	35.73	36.02	28.92	31.88	27.83	23.41	23.49	20.94	16.35	14.95

INVESTMENT DIVISION (0.55)	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Number of accumulation units outstanding at end of period	4,200	1,487	2,182	1,721	8,335	1,593	2,343	1,169	1,848	1,996
PUTNAM HIGH YIELD
Value at beginning of period	18.90	16.69	17.48	16.52	14.45	15.39	15.21	14.37	12.58	12.29
Value at end of period	19.79	18.90	19.69	17.48	16.52	14.45	15.39	15.21	14.37	12.58
Number of accumulation units outstanding at end of period	9,047	11,891	9,099	8,704	2,837	2,967	1,900	925	6,262	4,935
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES
Value at beginning of period	12.89	10.32	12.47	9.34	9.69	9.56	11.13	9.06	7.47	9.57
Value at end of period	14.18	12.89	10.32	12.47	9.34	9.69	9.56	11.13	9.06	7.47
Number of accumulation units outstanding at end of period	1,645	1,714	1,417	8,960	5,149	4,125	4,441	3,722	3,430	11,666
ROYCE TOTAL RETURN
Value at beginning of period	20.97	17.13	19.75	17.52	14.05	15.28	15.21	11.57	10.20	10.46
Value at end of period	21.59	20.97	17.13	19.75	17.52	14.05	15.28	15.21	11.57	10.20
Number of accumulation units outstanding at end of period	5,129	6,243	7,719	9,144	8,166	8,958	7,225	8,288	9,230	8,384
VICTORY RS SELECT GROWTH
Value at beginning of period	36.29	27.58	29.90	25.67	24.16	24.39	24.24	17.69	15.00	14.32
Value at end of period	48.08	36.29	27.58	29.90	25.67	24.16	24.39	24.24	17.69	15.00
Number of accumulation units outstanding at end of period	134	144	144	144	319	319	309	-	-	-
VICTORY RS SMALL CAP GROWTH
Value at beginning of period	20.45	14.91	16.47	12.10	12.06	12.12	11.14	7.51	6.58	6.77
Value at end of period	28.04	20.45	14.91	16.47	12.10	12.06	12.12	11.14	7.51	6.58
Number of accumulation units outstanding at end of period	2,731	2,741	2,742	2,742	2,977	2,977	2,965	2,950	2,950	2,950
VIRTUS SILVANT SMALL-CAP GROWTH STOCK
Value at beginning of period	29.77	22.00	23.70	20.80	19.15	19.89	20.89	14.52	12.70	12.79
Value at end of period	41.15	29.77	22.00	23.70	20.80	19.15	19.89	20.89	14.52	12.70
Number of accumulation units outstanding at end of period	7,691	10,086	9,899	9,120	10,300	12,772	13,096	16,876	16,455	24,662

INVESTMENT DIVISION (0.45)	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
ALGER BALANCED

INVESTMENT DIVISION (0.45)	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Value at beginning of period	21.63	18.18	18.89	16.44	15.22	15.07	13.83	12.05	11.40	11.44
Value at end of period	23.74	21.63	18.18	18.89	16.44	15.22	15.07	13.83	12.05	11.40
Number of accumulation units outstanding at end of period	1,711	1,562	1,741	2,709	2,182	1,671	934	934	2,673	3,322
ALGER MID CAP GROWTH
Value at beginning of period	25.47	19.64	21.32	16.50	16.42	16.75	15.58	11.52	9.96	10.91
Value at end of period	41.75	25.47	19.64	21.32	16.50	16.42	16.75	15.58	11.52	9.96
Number of accumulation units outstanding at end of period	6,079	6,696	10,494	20,217	22,024	21,195	1,068	2,776	2,764	29,111
AMERICAN CENTURY INVESTMENTS EQUITY INCOME
Value at beginning of period	29.16	23.60	24.80	21.98	18.48	18.45	16.48	13.86	12.48	12.11
Value at end of period	29.34	29.16	23.60	24.80	21.98	18.48	18.45	16.48	13.86	12.48
Number of accumulation units outstanding at end of period	14,085	18,166	5,860	8,236	11,552	6,899	28,606	28,829	27,390	37,370
AMERICAN FUNDS GROWTH FUND OF AMERICA
Value at beginning of period	30.43	23.94	24.85	19.86	18.45	17.65	16.27	12.25	10.24	10.84
Value at end of period	41.62	30.43	23.94	24.85	19.86	18.45	17.65	16.27	12.25	10.24
Number of accumulation units outstanding at end of period	4,757	21,818	47,677	71,757	50,848	55,988	95,082	33,838	17,934	19,043
ARTISAN INTERNATIONAL
Value at beginning of period	22.58	17.55	19.78	15.17	16.87	17.62	17.87	14.34	11.49	12.45
Value at end of period	24.18	22.58	17.55	19.78	15.17	16.87	17.62	17.87	14.34	11.49
Number of accumulation units outstanding at end of period	14,871	22,084	14,332	11,859	11,411	13,209	58,773	41,938	42,146	34,893
CLEARBRIDGE VALUE TRUST
Value at beginning of period	16.63	13.16	15.19	13.33	11.91	12.42	10.99	7.99	6.92	7.19
Value at end of period	18.40	16.63	13.16	15.19	13.33	11.91	12.42	10.99	7.99	6.92
Number of accumulation units outstanding at end of period	-	1,026	1,237	1,654	3,454	3,903	3,723	1,690	1,690	2,550
COLUMBIA SELECT MID CAP VALUE
Value at beginning of period	21.41	16.41	19.11	16.98	15.00	15.93	14.32	10.68	9.22	9.71
Value at end of period	22.66	21.41	16.41	19.11	16.98	15.00	15.93	14.32	10.68	9.22
Number of accumulation units outstanding at end of period	4,166	43,986	45,919	37,974	37,773	31,539	39,280	2,301	-	23,467

INVESTMENT DIVISION (0.45)	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
DAVIS NEW YORK VENTURE
Value at beginning of period	23.27	17.91	20.74	17.10	15.35	15.02	14.20	10.63	9.51	10.06
Value at end of period	25.73	23.27	17.91	20.74	17.10	15.35	15.02	14.20	10.63	9.51
Number of accumulation units outstanding at end of period	419	7,856	15,790	36,531	25,292	11,649	5,325	3,094	2,956	7,247
FEDERATED EQUITY INCOME FUND
Value at beginning of period	20.99	17.39	19.78	17.12	15.71	16.68	15.53	11.98	10.95	11.61
Value at end of period	22.24	20.99	17.39	19.78	17.12	15.71	16.68	15.53	11.98	10.95
Number of accumulation units outstanding at end of period	6,571	9,807	6,043	6,127	5,884	3,526	12,017	10,059	5,192	2,546
FIDELITY VIP CONTRAFUND
Value at beginning of period	32.45	24.77	26.58	21.91	20.37	20.33	18.24	13.96	12.04	12.41
Value at end of period	42.18	32.45	24.77	26.58	21.91	20.37	20.33	18.24	13.96	12.04
Number of accumulation units outstanding at end of period	8,615	39,456	86,945	79,520	82,893	85,777	83,623	58,675	37,435	52,029
FIDELITY VIP GROWTH
Value at beginning of period	37.79	28.26	28.44	21.14	21.07	19.74	17.82	13.13	11.50	11.53
Value at end of period	54.14	37.79	28.26	28.44	21.14	21.07	19.74	17.82	13.13	11.50
Number of accumulation units outstanding at end of period	77,597	154,809	129,104	133,593	131,785	135,703	99,082	91,950	82,475	89,838
GREAT-WEST AGGRESSIVE PROFILE
Value at beginning of period	12.10	9.64	10.81	10.00
Value at end of period	13.49	12.10	9.64	10.81
Number of accumulation units outstanding at end of period	75,459	191,890	192,073	196,993
GREAT-WEST ARIEL MID CAP VALUE
Value at beginning of period	28.09	22.70	26.64	23.27	20.67	22.12	20.61	14.03	11.72	12.64
Value at end of period	30.51	28.09	22.70	26.64	23.27	20.67	22.12	20.61	14.03	11.72
Number of accumulation units outstanding at end of period	7,740	8,082	11,274	26,145	33,260	34,348	51,804	76,617	23,751	28,870
GREAT-WEST BOND INDEX
Value at beginning of period	16.27	15.12	15.25	14.86	14.65	14.68	13.94	14.37	13.89	13.01
Value at end of period	17.36	16.27	15.12	15.25	14.86	14.65	14.68	13.94	14.37	13.89
Number of accumulation units outstanding at end of period	65,013	184,870	169,370	128,914	114,421	92,837	114,881	40,717	22,065	22,829

INVESTMENT DIVISION (0.45)	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
GREAT-WEST CONSERVATIVE PROFILE
Value at beginning of period	10.96	9.87	10.24	10.00
Value at end of period	11.81	10.96	9.87	10.24
Number of accumulation units outstanding at end of period	1,756	24,783	20,976	19,770
GREAT-WEST GOVERNMENT MONEY MARKET
Value at beginning of period	10.95	10.81	10.71	10.71	10.76	10.81	10.86	10.91	10.96	11.01
Value at end of period	10.93	10.95	10.81	10.71	10.71	10.76	10.81	10.86	10.91	10.96
Number of accumulation units outstanding at end of period	13,591	74,718	88,403	91,208	101,818	107,307	116,471	39,266	32,448	29,156
GREAT-WEST INTERNATIONAL VALUE
Value at beginning of period	20.59	16.94	20.16	16.01	15.49	14.61	14.53	11.41	9.78	10.01
Value at end of period	22.49	20.59	16.94	20.16	16.01	15.49	14.61	14.53	11.41	9.78
Number of accumulation units outstanding at end of period	31,817	145,282	150,202	144,322	148,840	125,875	91,701	72,894	38,960	38,318
GREAT-WEST LARGE CAP VALUE
Value at beginning of period	10.68	10.00
Value at end of period	11.04	10.68
Number of accumulation units outstanding at end of period	92,683	293,710
GREAT-WEST LIFETIME 2015
Value at beginning of period	22.15	19.32	20.30	18.35	16.34	16.61	15.73	14.50	13.02	12.89
Value at end of period	24.47	22.15	19.32	20.30	18.35	16.34	16.61	15.73	14.50	13.02
Number of accumulation units outstanding at end of period	589	5,943	4,940	5,995	5,428	3,736	15,219	13,747	12,854	17,279
GREAT-WEST LIFETIME 2025
Value at beginning of period	25.46	21.67	23.10	20.32	17.79	18.12	17.14	15.03	13.25	13.45
Value at end of period	28.45	25.46	21.67	23.10	20.32	17.79	18.12	17.14	15.03	13.25
Number of accumulation units outstanding at end of period	5,091	49,453	37,145	30,854	33,110	16,175	10,652	5,809	2,734	8,500
GREAT-WEST LIFETIME 2035
Value at beginning of period	28.37	23.33	25.43	21.58	19.21	19.62	18.54	15.43	13.38	13.88
Value at end of period	32.00	28.37	23.33	25.43	21.58	19.21	19.62	18.54	15.43	13.38

INVESTMENT DIVISION (0.45)	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Number of accumulation units outstanding at end of period	14,020	49,259	42,742	30,249	19,083	9,829	12,538	7,839	2,124	6,876
GREAT-WEST LIFETIME 2045
Value at beginning of period	28.81	23.23	25.75	21.48	19.46	19.93	18.91	15.50	13.38	14.02
Value at end of period	32.67	28.81	23.23	25.75	21.48	19.46	19.93	18.91	15.50	13.38
Number of accumulation units outstanding at end of period	1,392	23,421	15,222	12,021	8,079	5,622	6,407	4,640	2,828	4,369
GREAT-WEST LIFETIME 2055
Value at beginning of period	28.42	22.89	25.48	21.19	19.27	19.78	18.88	15.50	13.35	14.05
Value at end of period	32.24	28.42	22.89	25.48	21.19	19.27	19.78	18.88	15.50	13.35
Number of accumulation units outstanding at end of period	750	19,107	14,492	10,620	8,139	14,907	12,297	920	270	101
GREAT-WEST MODERATE PROFILE
Value at beginning of period	11.45	9.79	10.49	10.00
Value at end of period	12.68	11.45	9.79	10.49
Number of accumulation units outstanding at end of period	254,086	524,547	492,484	526,064
GREAT-WEST MODERATELY AGGRESSIVE PROFILE
Value at beginning of period	11.67	9.74	10.59	10.00
Value at end of period	12.98	11.67	9.74	10.59
Number of accumulation units outstanding at end of period	204,869	410,324	425,245	426,893
GREAT-WEST MODERATELY CONSERVATIVE PROFILE
Value at beginning of period	11.21	9.83	10.37	10.00
Value at end of period	12.22	11.21	9.83	10.37
Number of accumulation units outstanding at end of period	11,354	41,321	39,219	46,490
GREAT-WEST MULTI- SECTOR BOND
Value at beginning of period	22.36	20.10	20.84	19.70	17.76	19.09	18.54	17.24	14.92	14.35
Value at end of period	24.28	22.36	20.10	20.84	19.70	17.76	19.09	18.54	17.24	14.92
Number of accumulation units outstanding at end of period	6,529	33,680	31,793	42,366	43,661	46,982	66,820	38,929	28,670	35,142
GREAT-WEST S&P 500® INDEX

INVESTMENT DIVISION (0.45)	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Value at beginning of period	13.47	10.34	10.92	10.00
Value at end of period	15.79	13.47	10.34	10.92
Number of accumulation units outstanding at end of period	94,380	289,632	338,943	358,355
GREAT-WEST S&P SMALLCAP 600® INDEX
Value at beginning of period	30.65	25.18	27.79	24.76	19.78	20.39	19.47	13.91	12.06	12.08
Value at end of period	33.85	30.65	25.18	27.79	24.76	19.78	20.39	19.47	13.91	12.06
Number of accumulation units outstanding at end of period	8,790	26,082	31,593	39,010	32,660	11,845	33,618	34,282	31,097	28,380
GREAT-WEST SMALL CAP VALUE
Value at beginning of period	27.79	22.40	26.84	24.57	19.62	20.41	19.55	14.56	12.62	12.94
Value at end of period	28.55	27.79	22.40	26.84	24.57	19.62	20.41	19.55	14.56	12.62
Number of accumulation units outstanding at end of period	1,168	1,106	1,196	2,516	3,133	2,785	16,131	15,645	11,895	19,279
GREAT-WEST T. ROWE PRICE MID CAP GROWTH
Value at beginning of period	42.19	32.28	33.20	26.80	25.36	23.91	21.30	15.69	13.86	14.17
Value at end of period	52.13	42.19	32.28	33.20	26.80	25.36	23.91	21.30	15.69	13.86
Number of accumulation units outstanding at end of period	13,711	18,230	16,992	19,749	22,100	26,700	36,630	47,427	43,936	34,063
GREAT-WEST U.S. GOVERNMENT SECURITIES
Value at beginning of period	15.60	14.76	14.76	14.51	14.40	14.35	13.67	14.01	13.64	12.96
Value at end of period	16.44	15.60	14.76	14.76	14.51	14.40	14.35	13.67	14.01	13.64
Number of accumulation units outstanding at end of period	13,909	18,746	10,452	11,378	8,088	4,502	15,571	30,722	30,945	28,893
INVESCO AMERICAN FRANCHISE
Value at beginning of period	31.06	22.85	23.86	18.85	18.57	17.77	16.48	11.85	10.52	11.34
Value at end of period	43.96	31.06	22.85	23.86	18.85	18.57	17.77	16.48	11.85	10.52
Number of accumulation units outstanding at end of period	429	574	567	543	558	501	48	48	48	48
INVESCO AMERICAN VALUE
Value at beginning of period	21.04	17.00	19.64	18.07	15.73	17.40	16.01	12.03	10.35	10.36
Value at end of period	21.16	21.04	17.00	19.64	18.07	15.73	17.40	16.01	12.03	10.35
Number of accumulation units outstanding at end of period	1,052	2,710	6,886	4,778	7,026	22,093	41,385	13,183	24,209	8,513

INVESTMENT DIVISION (0.45)	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
INVESCO COMSTOCK
Value at beginning of period	23.63	18.99	21.80	18.63	15.92	17.05	15.73	11.71	9.93	10.19
Value at end of period	23.28	23.63	18.99	21.80	18.63	15.92	17.05	15.73	11.71	9.93
Number of accumulation units outstanding at end of period	917	4,291	3,953	4,550	17,114	45,345	77,040	14,072	4,477	3,352
INVESCO DISCOVERY MID CAP GROWTH
Value at beginning of period	29.66	22.22	23.70	19.48	19.47	19.33	17.99	13.14	11.69	12.28
Value at end of period	41.34	29.66	22.22	23.70	19.48	19.47	19.33	17.99	13.14	11.69
Number of accumulation units outstanding at end of period	885	434	365	365	1,072	712	347	347	668	2,561
INVESCO OPPENHEIMER CAPITAL APPRECIATION
Value at beginning of period	27.43	20.25	21.63	17.17	17.66	17.19	15.01	11.66	10.30	10.52
Value at end of period	37.21	27.43	20.25	21.63	17.17	17.66	17.19	15.01	11.66	10.30
Number of accumulation units outstanding at end of period	32	4,915	6,730	15,382	11,702	14,909	11,515	6,520	5,154	8,091
INVESCO OPPENHEIMER GLOBAL
Value at beginning of period	26.84	20.49	23.81	17.55	17.61	17.02	16.75	13.27	11.04	12.15
Value at end of period	34.09	26.84	20.49	23.81	17.55	17.61	17.02	16.75	13.27	11.04
Number of accumulation units outstanding at end of period	24,207	22,199	31,202	33,008	20,053	18,629	48,539	71,867	53,266	61,042
INVESCO SMALL CAP GROWTH
Value at beginning of period	34.61	27.97	30.88	24.83	22.41	22.93	21.40	15.36	13.04	13.27
Value at end of period	54.09	34.61	27.97	30.88	24.83	22.41	22.93	21.40	15.36	13.04
Number of accumulation units outstanding at end of period	633	836	1,143	2,504	3,714	4,336	7,238	5,220	286	286
JANUS HENDERSON FORTY
Value at beginning of period	15.46	11.36	11.27	10.00
Value at end of period	21.39	15.46	11.36	11.27
Number of accumulation units outstanding at end of period	2,775	5,033	2,100	2,401
JANUS HENDERSON GLOBAL RESEARCH
Value at beginning of period	23.35	18.21	19.67	15.59	15.36	15.80	14.80	11.65	9.77	11.39
Value at end of period	27.91	23.35	18.21	19.67	15.59	15.36	15.80	14.80	11.65	9.77

INVESTMENT DIVISION (0.45)	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Number of accumulation units outstanding at end of period	265	265	1,300	1,300	1,300	1,300	265	341	678	920
JENSEN QUALITY GROWTH
Value at beginning of period	34.96	27.32	26.95	22.05	19.85	19.70	17.78	13.55	12.01	12.21
Value at end of period	40.98	34.96	27.32	26.95	22.05	19.85	19.70	17.78	13.55	12.01
Number of accumulation units outstanding at end of period	91	92	680	682	682	931	1,961	3,416	4,369	2,602
LORD ABBETT VALUE OPPORTUNITIES
Value at beginning of period	28.44	23.25	26.50	24.17	20.86	21.57	19.86	14.66	13.42	14.07
Value at end of period	32.61	28.44	23.25	26.50	24.17	20.86	21.57	19.86	14.66	13.42
Number of accumulation units outstanding at end of period	411	4,949	9,685	22,417	19,115	15,302	19,962	1,618	953	226
MAINSTAY MACKAY SMALL CAP CORE
Value at beginning of period	20.36	17.43	20.97	18.27	15.86	16.61	15.72	11.50	10.28	10.64
Value at end of period	22.25	20.36	17.43	20.97	18.27	15.86	16.61	15.72	11.50	10.28
Number of accumulation units outstanding at end of period	-	38	43	248	248	250	289	74	704	761
MFS GROWTH
Value at beginning of period	35.71	26.12	25.64	19.73	19.38	18.18	16.83	12.40	10.64	10.76
Value at end of period	46.68	35.71	26.12	25.64	19.73	19.38	18.18	16.83	12.40	10.64
Number of accumulation units outstanding at end of period	-	-	-	47	47	47	47	-	-	-
PIMCO TOTAL RETURN
Value at beginning of period	18.43	17.14	17.31	16.58	16.27	16.27	15.65	16.07	14.66	14.17
Value at end of period	19.92	18.43	17.14	17.31	16.58	16.27	16.27	15.65	16.07	14.66
Number of accumulation units outstanding at end of period	2,358	70,985	27,791	42,200	28,053	34,594	49,579	38,840	29,903	27,063
PIONEER EQUITY INCOME VCT
Value at beginning of period	29.15	23.38	25.74	22.45	18.87	18.91	16.85	13.13	12.00	11.39
Value at end of period	28.94	29.15	23.38	25.74	22.45	18.87	18.91	16.85	13.13	12.00
Number of accumulation units outstanding at end of period	3,600	2,039	2,127	1,602	4,532	1,371	11,130	7,586	3,825	4,570
PUTNAM HIGH YIELD
Value at beginning of period	19.12	16.87	17.65	16.67	14.56	15.49	15.30	14.44	12.62	12.31
Value at end of period	20.04	19.12	16.87	17.65	16.67	14.56	15.49	15.30	14.44	12.62
Number of accumulation units outstanding at end of period	2,862	16,482	20,722	17,274	18,912	17,818	22,587	5,618	501	427

INVESTMENT DIVISION (0.45)	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES
Value at beginning of period	13.04	10.43	12.59	9.42	9.77	9.62	11.19	9.10	7.50	9.59
Value at end of period	14.36	13.04	10.43	12.59	9.42	9.77	9.62	11.19	9.10	7.50
Number of accumulation units outstanding at end of period	591	38,490	38,386	57,445	49,531	63,303	97,374	891	9,774	15,186
ROYCE TOTAL RETURN
Value at beginning of period	21.22	17.32	19.94	17.68	14.16	15.38	15.30	11.62	10.23	10.49
Value at end of period	21.86	21.22	17.32	19.94	17.68	14.16	15.38	15.30	11.62	10.23
Number of accumulation units outstanding at end of period	44	2,631	4,332	4,310	9,922	15,311	21,941	12,525	1,073	2,022
VICTORY RS SELECT GROWTH
Value at beginning of period	32.22	24.46	26.49	22.73	21.36	21.54	21.39	15.60	13.21	12.60
Value at end of period	42.73	32.22	24.46	26.49	22.73	21.36	21.54	21.39	15.60	13.21
Number of accumulation units outstanding at end of period	88	88	88	88	88	254	3,485	5,141	3,741	2,123
VICTORY RS SMALL CAP GROWTH
Value at beginning of period	38.88	28.32	31.25	22.94	22.84	22.92	21.05	14.17	12.41	12.76
Value at end of period	53.35	38.88	28.32	31.25	22.94	22.84	22.92	21.05	14.17	12.41
Number of accumulation units outstanding at end of period	412	412	412	412	412	412	44	541	663	663
VIRTUS SILVANT SMALL-CAP GROWTH STOCK
Value at beginning of period	26.18	19.33	20.80	18.24	16.78	17.41	18.27	12.69	11.08	11.15
Value at end of period	36.24	26.18	19.33	20.80	18.24	16.78	17.41	18.27	12.69	11.08
Number of accumulation units outstanding at end of period	23,794	69,601	50,325	51,818	52,597	59,664	51,648	25,964	19,805	23,785

INVESTMENT DIVISION (0.40)	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
ALGER MID CAP GROWTH
Value at beginning of period	20.19	15.56	16.88	13.06	12.98	10.00
Value at end of period	33.11	20.19	15.56	16.88	13.06	12.98
Number of accumulation units outstanding at end of period	-	-	-	-	-	-
AMERICAN CENTURY INVESTMENTS EQUITY INCOME

INVESTMENT DIVISION (0.40)	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Value at beginning of period	19.17	15.51	16.28	14.42	12.12	10.00
Value at end of period	19.30	19.17	15.51	16.28	14.42	12.12
Number of accumulation units outstanding at end of period	-	-	-	-	-	-
AMERICAN FUNDS GROWTH FUND OF AMERICA
Value at beginning of period	22.90	18.00	18.68	14.92	13.86	13.25	12.21	10.00
Value at end of period	31.34	22.90	18.00	18.68	14.92	13.86	13.25	12.21
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	-	147
ARTISAN INTERNATIONAL
Value at beginning of period	14.76	11.47	12.92	9.90	11.00	11.49	11.65	10.00
Value at end of period	15.81	14.76	11.47	12.92	9.90	11.00	11.49	11.65
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	-	192
COLUMBIA SELECT MID CAP VALUE
Value at beginning of period	18.22	13.96	16.25	14.43	12.74	13.53	12.15	10.00
Value at end of period	19.29	18.22	13.96	16.25	14.43	12.74	13.53	12.15
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	-	202
DAVIS NEW YORK VENTURE
Value at beginning of period	19.77	15.21	17.60	14.51	13.01	10.00
Value at end of period	21.87	19.77	15.21	17.60	14.51	13.01
Number of accumulation units outstanding at end of period	-	-	-	-	-	-
FEDERATED EQUITY INCOME FUND
Value at beginning of period	16.08	13.32	15.14	13.10	12.01	10.00
Value at end of period	17.05	16.08	13.32	15.14	13.10	12.01
Number of accumulation units outstanding at end of period	-	-	-	-	-	-
FIDELITY VIP CONTRAFUND
Value at beginning of period	21.47	16.38	17.57	14.47	13.45	10.00
Value at end of period	27.92	21.47	16.38	17.57	14.47	13.45
Number of accumulation units outstanding at end of period	-	-	-	-	-	-
FIDELITY VIP GROWTH

INVESTMENT DIVISION (0.40)	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Value at beginning of period	26.84	20.06	20.18	14.99	14.93	13.99	12.62	10.00
Value at end of period	38.46	26.84	20.06	20.18	14.99	14.93	13.99	12.62
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	-	1
GREAT-WEST AGGRESSIVE PROFILE
Value at beginning of period	12.12	9.65	10.81	10.00
Value at end of period	13.52	12.12	9.65	10.81
Number of accumulation units outstanding at end of period	-	-	-	-
GREAT-WEST ARIEL MID CAP VALUE
Value at beginning of period	17.32	13.99	16.41	14.33	12.72	13.60	12.67	10.00
Value at end of period	18.82	17.32	13.99	16.41	14.33	12.72	13.60	12.67
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	-	2,569
GREAT-WEST BOND INDEX
Value at beginning of period	11.29	10.49	10.58	10.30	10.15	10.16	9.65	10.00
Value at end of period	12.06	11.29	10.49	10.58	10.30	10.15	10.16	9.65
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	-	204
GREAT-WEST CONSERVATIVE PROFILE
Value at beginning of period	10.98	9.88	10.24	10.00
Value at end of period	11.83	10.98	9.88	10.24
Number of accumulation units outstanding at end of period	-	-	-	-
GREAT-WEST GOVERNMENT MONEY MARKET
Value at beginning of period	10.09	9.95	9.85	9.85	9.89	9.93	9.97	10.00
Value at end of period	10.07	10.09	9.95	9.85	9.85	9.89	9.93	9.97
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	-	3
GREAT-WEST INTERNATIONAL VALUE
Value at beginning of period	16.27	13.38	15.91	12.63	12.21	10.00
Value at end of period	17.78	16.27	13.38	15.91	12.63	12.21

INVESTMENT DIVISION (0.40)	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Number of accumulation units outstanding at end of period	-	-	-	-	-	-
GREAT-WEST LARGE CAP VALUE
Value at beginning of period	10.68	10.00
Value at end of period	11.05	10.68
Number of accumulation units outstanding at end of period	-	-
GREAT-WEST LIFETIME 2015
Value at beginning of period	12.55	10.94	11.50	10.39	10.80	10.00
Value at end of period	13.88	12.55	10.94	11.50	10.39	10.80
Number of accumulation units outstanding at end of period	-	-	-	-	-	-
GREAT-WEST LIFETIME 2025
Value at beginning of period	13.13	11.17	11.89	10.46	11.20	10.00
Value at end of period	14.67	13.13	11.17	11.89	10.46	11.20
Number of accumulation units outstanding at end of period	-	-	-	-	-	-
GREAT-WEST LIFETIME 2035
Value at beginning of period	13.89	11.42	12.44	10.55	11.64	10.00
Value at end of period	15.68	13.89	11.42	12.44	10.55	11.64
Number of accumulation units outstanding at end of period	-	-	-	-	-	-
GREAT-WEST LIFETIME 2045
Value at beginning of period	14.23	11.46	12.70	10.59	11.71	10.00
Value at end of period	16.14	14.23	11.46	12.70	10.59	11.71
Number of accumulation units outstanding at end of period	-	-	-	-	-	-
GREAT-WEST LIFETIME 2055
Value at beginning of period	14.21	11.44	12.73	10.58	11.62	10.00
Value at end of period	16.13	14.21	11.44	12.73	10.58	11.62
Number of accumulation units outstanding at end of period	-	-	-	-	-	-
GREAT-WEST MODERATE PROFILE
Value at beginning of period	11.46	9.79	10.49	10.00
Value at end of period	12.70	11.46	9.79	10.49

INVESTMENT DIVISION (0.40)	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Number of accumulation units outstanding at end of period	-	-	-	-
GREAT-WEST MODERATELY AGGRESSIVE PROFILE
Value at beginning of period	11.68	9.74	10.59	10.00
Value at end of period	13.00	11.68	9.74	10.59
Number of accumulation units outstanding at end of period	-	-	-	-
GREAT-WEST MODERATELY CONSERVATIVE PROFILE
Value at beginning of period	11.22	9.84	10.37	10.00
Value at end of period	12.24	11.22	9.84	10.37
Number of accumulation units outstanding at end of period	-	-	-	-
GREAT-WEST MULTI- SECTOR BOND
Value at beginning of period	12.41	11.15	11.55	10.91	9.84	10.57	10.26	10.00
Value at end of period	13.48	12.41	11.15	11.55	10.91	9.84	10.57	10.26
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	-	5
GREAT-WEST S&P 500® INDEX
Value at beginning of period	13.49	10.35	10.93	10.00
Value at end of period	15.82	13.49	10.35	10.93
Number of accumulation units outstanding at end of period	-	-	-	-
GREAT-WEST S&P SMALLCAP 600® INDEX
Value at beginning of period	20.26	16.65	18.36	16.35	13.06	13.45	12.84	10.00
Value at end of period	22.39	20.26	16.65	18.36	16.35	13.06	13.45	12.84
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	-	291
GREAT-WEST SMALL CAP VALUE
Value at beginning of period	17.49	14.09	16.88	15.44	12.32	10.00
Value at end of period	17.98	17.49	14.09	16.88	15.44	12.32
Number of accumulation units outstanding at end of period	-	-	-	-	-	-

INVESTMENT DIVISION (0.40)	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
GREAT-WEST T. ROWE PRICE MID CAP GROWTH
Value at beginning of period	24.42	18.68	19.20	15.49	14.65	10.00
Value at end of period	30.19	24.42	18.68	19.20	15.49	14.65
Number of accumulation units outstanding at end of period	-	-	-	-	-	-
GREAT-WEST U.S. GOVERNMENT SECURITIES
Value at beginning of period	11.15	10.55	10.54	10.36	10.27	10.23	9.74	10.00
Value at end of period	11.76	11.15	10.55	10.54	10.36	10.27	10.23	9.74
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	-	337
INVESCO AMERICAN VALUE
Value at beginning of period	15.86	12.80	14.79	13.60	11.83	13.08	12.03	10.00
Value at end of period	15.95	15.86	12.80	14.79	13.60	11.83	13.08	12.03
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	-	94
INVESCO COMSTOCK
Value at beginning of period	18.03	14.47	16.61	14.19	12.12	12.97	11.96	10.00
Value at end of period	17.76	18.03	14.47	16.61	14.19	12.12	12.97	11.96
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	-	374
INVESCO OPPENHEIMER CAPITAL APPRECIATION
Value at beginning of period	21.86	16.13	17.23	13.67	14.05	13.67	11.93	10.00
Value at end of period	29.68	21.86	16.13	17.23	13.67	14.05	13.67	11.93
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	-	39
INVESCO OPPENHEIMER GLOBAL
Value at beginning of period	18.79	14.34	16.65	12.27	12.30	11.89	11.69	10.00
Value at end of period	23.88	18.79	14.34	16.65	12.27	12.30	11.89	11.69
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	-	439
INVESCO SMALL CAP GROWTH
Value at beginning of period	20.58	16.62	18.34	14.74	13.30	10.00

INVESTMENT DIVISION (0.40)	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Value at end of period	32.17	20.58	16.62	18.34	14.74	13.30
Number of accumulation units outstanding at end of period	-	-	-	-	-	-
LORD ABBETT VALUE OPPORTUNITIES
Value at beginning of period	17.41	14.23	16.20	14.77	12.74	10.00
Value at end of period	19.97	17.41	14.23	16.20	14.77	12.74
Number of accumulation units outstanding at end of period	-	-	-	-	-	-
MAINSTAY MACKAY SMALL CAP CORE
Value at beginning of period	16.15	13.82	16.63	14.47	12.56	10.00
Value at end of period	17.66	16.15	13.82	16.63	14.47	12.56
Number of accumulation units outstanding at end of period	-	-	-	-	-	-
PIMCO TOTAL RETURN
Value at beginning of period	11.37	10.57	10.67	10.21	10.02	10.01	9.62	10.00
Value at end of period	12.30	11.37	10.57	10.67	10.21	10.02	10.01	9.62
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	-	174
PIONEER EQUITY INCOME VCT
Value at beginning of period	19.69	15.79	17.38	15.15	12.72	10.00
Value at end of period	19.56	19.69	15.79	17.38	15.15	12.72
Number of accumulation units outstanding at end of period	-	-	-	-	-	-
PUTNAM HIGH YIELD
Value at beginning of period	12.85	11.33	11.85	11.18	9.76	10.00
Value at end of period	13.47	12.85	11.33	11.85	11.18	9.76
Number of accumulation units outstanding at end of period	-	-	-	-	-	-
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES
Value at beginning of period	13.57	10.85	13.09	9.79	10.15	9.99	11.61	10.00
Value at end of period	14.95	13.57	10.85	13.09	9.79	10.15	9.99	11.61
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	-	177
ROYCE TOTAL RETURN
Value at beginning of period	16.80	13.70	15.77	13.98	11.19	10.00
Value at end of period	17.32	16.80	13.70	15.77	13.98	11.19

INVESTMENT DIVISION (0.40)	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Number of accumulation units outstanding at end of period	-	-	-	-	-	-
VIRTUS SILVANT SMALL-CAP GROWTH STOCK
Value at beginning of period	19.37	14.30	15.38	13.47	12.39	12.85	13.47	10.00
Value at end of period	26.82	19.37	14.30	15.38	13.47	12.39	12.85	13.47
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	-	-

INVESTMENT DIVISION (0.25)	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
ALGER BALANCED
Value at beginning of period	25.99	21.80	22.61	19.63	18.14	17.92	16.42	14.28	13.47	13.50
Value at end of period	28.58	25.99	21.80	22.61	19.63	18.14	17.92	16.42	14.28	13.47
Number of accumulation units outstanding at end of period	1,597	1,523	1,598	1,647	1,764	1,538	2,230	-	2,024	2,094
ALGER MID CAP GROWTH
Value at beginning of period	37.83	29.12	31.54	24.36	24.19	24.63	22.86	16.87	14.56	15.91
Value at end of period	62.13	37.83	29.12	31.54	24.36	24.19	24.63	22.86	16.87	14.56
Number of accumulation units outstanding at end of period	114	162	251	113	1,070	2,765	5,958	1,851	13,703	23,336
AMERICAN CENTURY INVESTMENTS EQUITY INCOME
Value at beginning of period	38.24	30.89	32.39	28.65	24.04	23.95	21.35	17.92	16.11	15.59
Value at end of period	38.56	38.24	30.89	32.39	28.65	24.04	23.95	21.35	17.92	16.11
Number of accumulation units outstanding at end of period	2,849	4,295	17,049	19,366	38,042	32,776	4,042	20,834	31,056	27,074
AMERICAN FUNDS GROWTH FUND OF AMERICA
Value at beginning of period	31.26	24.54	25.42	20.27	18.80	17.94	16.51	12.41	10.35	10.94
Value at end of period	42.84	31.26	24.54	25.42	20.27	18.80	17.94	16.51	12.41	10.35
Number of accumulation units outstanding at end of period	18,807	1,313	9,768	18,421	12,882	18,751	25,635	9,452	24,702	30,720
ARTISAN INTERNATIONAL
Value at beginning of period	34.68	26.91	30.26	23.16	25.70	26.79	27.12	21.72	17.37	18.77
Value at end of period	37.21	34.68	26.91	30.26	23.16	25.70	26.79	27.12	21.72	17.37
Number of accumulation units outstanding at end of period	3,428	3,623	26,246	25,808	17,200	24,070	13,623	9,977	50,500	26,310

INVESTMENT DIVISION (0.25)	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
CLEARBRIDGE VALUE TRUST
Value at beginning of period	22.15	17.50	20.16	17.65	15.74	16.39	14.46	10.50	9.08	9.41
Value at end of period	24.56	22.15	17.50	20.16	17.65	15.74	16.39	14.46	10.50	9.08
Number of accumulation units outstanding at end of period	764	-	-	-	956	956	956	-	-	440
COLUMBIA SELECT MID CAP VALUE
Value at beginning of period	21.91	16.76	19.48	17.28	15.23	16.14	14.48	10.78	9.29	9.76
Value at end of period	23.23	21.91	16.76	19.48	17.28	15.23	16.14	14.48	10.78	9.29
Number of accumulation units outstanding at end of period	44,158	688	2,686	2,408	478	8,343	15,364	7,558	641	76,251
DAVIS NEW YORK VENTURE
Value at beginning of period	23.23	17.84	20.63	16.98	15.20	14.85	14.41	10.77	9.61	10.15
Value at end of period	25.74	23.23	17.84	20.63	16.98	15.20	14.85	14.41	10.77	9.61
Number of accumulation units outstanding at end of period	3,526	-	-	-	207	-	-	-	6,213	14,469
FEDERATED EQUITY INCOME FUND
Value at beginning of period	25.68	21.23	24.10	20.82	19.06	20.21	18.77	14.45	13.18	13.94
Value at end of period	27.26	25.68	21.23	24.10	20.82	19.06	20.21	18.77	14.45	13.18
Number of accumulation units outstanding at end of period	9,851	991	2,792	2,628	2,603	2,560	2,208	4,432	9,865	10,110
FIDELITY VIP CONTRAFUND
Value at beginning of period	49.33	37.58	40.25	33.10	30.73	30.60	27.40	20.92	18.02	18.53
Value at end of period	64.25	49.33	37.58	40.25	33.10	30.73	30.60	27.40	20.92	18.02
Number of accumulation units outstanding at end of period	20,043	7,068	24,254	22,876	24,420	25,716	13,719	9,871	40,814	43,780
FIDELITY VIP GROWTH
Value at beginning of period	46.71	34.86	35.01	25.97	25.83	24.16	21.76	16.00	13.99	14.00
Value at end of period	67.05	46.71	34.86	35.01	25.97	25.83	24.16	21.76	16.00	13.99
Number of accumulation units outstanding at end of period	59,845	8,359	19,159	18,780	32,889	35,195	51,248	7,687	32,874	46,327
GREAT-WEST AGGRESSIVE PROFILE
Value at beginning of period	12.16	9.67	10.82	10.00
Value at end of period	13.59	12.16	9.67	10.82
Number of accumulation units outstanding at end of period	167,852	85,108	112,565	112,072

INVESTMENT DIVISION (0.25)	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
GREAT-WEST ARIEL MID CAP VALUE
Value at beginning of period	37.67	30.38	35.58	31.01	27.50	29.36	27.30	18.55	15.47	16.65
Value at end of period	40.99	37.67	30.38	35.58	31.01	27.50	29.36	27.30	18.55	15.47
Number of accumulation units outstanding at end of period	6,188	7,673	13,496	22,348	33,492	38,767	23,456	11,030	21,709	43,607
GREAT-WEST BOND INDEX
Value at beginning of period	17.39	16.13	16.24	15.80	15.53	15.54	14.73	15.14	14.61	13.66
Value at end of period	18.59	17.39	16.13	16.24	15.80	15.53	15.54	14.73	15.14	14.61
Number of accumulation units outstanding at end of period	190,090	11,704	98,650	70,242	34,122	66,148	60,891	60,140	85,752	111,206
GREAT-WEST CONSERVATIVE PROFILE
Value at beginning of period	11.02	9.90	10.25	10.00
Value at end of period	11.89	11.02	9.90	10.25
Number of accumulation units outstanding at end of period	22,888	876	8,439	8,439
GREAT-WEST GOVERNMENT MONEY MARKET
Value at beginning of period	11.54	11.37	11.25	11.23	11.26	11.28	11.31	11.34	11.37	11.40
Value at end of period	11.55	11.54	11.37	11.25	11.23	11.26	11.28	11.31	11.34	11.37
Number of accumulation units outstanding at end of period	61,203	8,343	8,486	9,582	17,007	7,108	21,655	267	44,619	117,639
GREAT-WEST INTERNATIONAL VALUE
Value at beginning of period	33.55	27.55	32.72	25.94	25.03	23.57	23.40	18.33	15.68	16.02
Value at end of period	36.72	33.55	27.55	32.72	25.94	25.03	23.57	23.40	18.33	15.68
Number of accumulation units outstanding at end of period	86,372	2,177	28,035	26,511	45,772	43,212	8,212	6,583	9,382	21,497
GREAT-WEST LARGE CAP VALUE
Value at beginning of period	10.68	10.00
Value at end of period	11.07	10.68
Number of accumulation units outstanding at end of period	264,911	15,914
GREAT-WEST LIFETIME 2015
Value at beginning of period	22.63	16.69	20.66	18.63	16.56	16.80	15.88	14.61	13.09	12.93
Value at end of period	25.05	22.63	19.69	20.66	18.63	16.56	16.80	15.88	14.61	13.09

INVESTMENT DIVISION (0.25)	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Number of accumulation units outstanding at end of period	6,707	450	11,345	10,792	12,395	11,245	593	537	742	1,560
GREAT-WEST LIFETIME 2025
Value at beginning of period	26.01	22.09	23.50	20.64	18.02	18.33	17.30	15.14	13.32	13.49
Value at end of period	29.12	26.01	22.09	23.50	20.64	18.02	18.33	17.30	15.14	13.32
Number of accumulation units outstanding at end of period	47,540	458	8,627	8,625	9,546	8,522	5,791	307	1,971	1,345
GREAT-WEST LIFETIME 2035
Value at beginning of period	28.98	23.78	25.88	21.92	19.47	19.85	18.72	15.54	13.45	13.93
Value at end of period	32.75	28.98	23.78	25.88	21.92	19.47	19.85	18.72	15.54	13.45
Number of accumulation units outstanding at end of period	61,234	4,016	19,160	18,317	16,150	5,695	3,290	285	5,070	112
GREAT-WEST LIFETIME 2045
Value at beginning of period	29.43	23.68	26.20	21.81	19.72	20.16	19.09	15.62	13.45	14.06
Value at end of period	33.44	29.43	23.68	26.20	21.81	19.72	20.16	19.09	15.62	13.45
Number of accumulation units outstanding at end of period	32,125	4,751	25,358	22,183	23,987	6,621	3,794	619	3,606	2,815
GREAT-WEST LIFETIME 2055
Value at beginning of period	29.03	23.34	25.93	21.51	19.53	20.00	19.06	15.61	13.42	14.09
Value at end of period	33.00	29.03	23.34	25.93	21.51	19.53	20.00	19.06	15.61	13.42
Number of accumulation units outstanding at end of period	24,905	1,293	13,003	11,155	15,331	3,836	4,054	7	201	2,378
GREAT-WEST MODERATE PROFILE
Value at beginning of period	11.50	9.81	10.50	10.00
Value at end of period	12.77	11.50	9.81	10.50
Number of accumulation units outstanding at end of period	279,044	41,935	111,870	115,089
GREAT-WEST MODERATELY AGGRESSIVE PROFILE
Value at beginning of period	11.72	9.77	10.60	10.00
Value at end of period	13.07	11.72	9.77	10.60
Number of accumulation units outstanding at end of period	302,837	115,006	152,790	181,873
GREAT-WEST MODERATELY CONSERVATIVE PROFILE

INVESTMENT DIVISION (0.25)	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Value at beginning of period	11.26	9.86	10.38	10.00
Value at end of period	12.31	11.26	9.86	10.38
Number of accumulation units outstanding at end of period	34,966	5,573	17,133	18,669
GREAT-WEST MULTI- SECTOR BOND
Value at beginning of period	28.61	25.67	26.56	25.05	22.55	24.19	23.44	21.75	18.79	18.04
Value at end of period	31.13	28.61	25.67	26.56	25.05	22.55	24.19	23.44	21.75	18.79
Number of accumulation units outstanding at end of period	30,537	5,258	9,910	15,422	19,674	13,103	11,487	8,080	14,418	19,310
GREAT-WEST S&P 500® INDEX
Value at beginning of period	13.54	10.37	10.93	10.00
Value at end of period	15.91	13.54	10.37	10.93
Number of accumulation units outstanding at end of period	230,133	42,261	134,870	106,359
GREAT-WEST S&P SMALLCAP 600® INDEX
Value at beginning of period	49.40	40.50	44.61	39.67	31.63	32.53	31.00	22.11	19.14	19.12
Value at end of period	54.67	49.40	40.50	44.61	39.67	31.63	32.53	31.00	22.11	19.14
Number of accumulation units outstanding at end of period	15,138	4,110	6,515	10,485	13,179	13,140	11,316	4,688	31,054	23,261
GREAT-WEST SMALL CAP VALUE
Value at beginning of period	43.29	34.81	41.64	38.04	30.31	31.47	30.09	22.37	19.34	19.79
Value at end of period	44.56	43.29	34.81	41.64	38.04	30.31	31.47	30.09	22.37	19.34
Number of accumulation units outstanding at end of period	928	963	2,059	3,272	3,445	3,528	1,437	2,091	11,485	19,968
GREAT-WEST T. ROWE PRICE MID CAP GROWTH
Value at beginning of period	63.90	48.80	50.09	40.35	38.10	35.86	31.87	23.43	20.66	21.07
Value at end of period	79.11	63.90	48.80	50.09	40.35	38.10	35.86	31.87	23.43	20.66
Number of accumulation units outstanding at end of period	4,422	5,693	18,061	20,728	27,282	24,336	13,120	11,470	38,363	38,779
GREAT-WEST U.S. GOVERNMENT SECURITIES
Value at beginning of period	16.95	16.01	15.97	15.67	15.52	15.43	14.67	15.01	14.58	13.83
Value at end of period	17.90	15.95	16.01	15.97	15.67	15.52	15.43	14.67	15.01	14.58
Number of accumulation units outstanding at end of period	4,363	5,854	15,741	22,195	35,567	16,999	14,047	1,714	59,186	19,807

INVESTMENT DIVISION (0.25)	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
INVESCO AMERICAN FRANCHISE
Value at beginning of period	36.24	26.61	27.73	21.87	21.49	20.53	19.00	13.63	12.08	13.00
Value at end of period	51.40	36.24	26.61	27.73	21.87	21.49	20.53	19.00	13.63	12.08
Number of accumulation units outstanding at end of period	181	98	273	169	204	128	292	-	1,067	1,297
INVESCO AMERICAN VALUE
Value at beginning of period	21.54	17.37	20.02	18.39	15.97	17.63	16.19	12.14	10.43	10.42
Value at end of period	21.70	21.54	17.37	20.02	18.39	15.97	17.63	16.19	12.14	10.43
Number of accumulation units outstanding at end of period	3,023	1,420	19,037	9,448	8,751	10,716	8,829	17,485	95,344	34,725
INVESCO COMSTOCK
Value at beginning of period	24.27	19.46	22.30	19.02	16.22	17.33	15.96	11.86	10.03	10.28
Value at end of period	23.96	24.27	19.46	22.30	19.02	16.22	17.33	15.96	11.86	10.03
Number of accumulation units outstanding at end of period	3,217	1,229	4,719	4,887	8,031	12,768	16,540	8,052	13,282	17,807
INVESCO DISCOVERY MID CAP GROWTH
Value at beginning of period	42.77	31.98	34.03	27.92	27.86	27.59	25.63	18.68	16.59	17.39
Value at end of period	59.72	42.77	31.98	34.03	27.92	27.86	27.59	25.63	18.68	16.59
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	38	-	2,094	2,708
INVESCO OPPENHEIMER CAPITAL APPRECIATION
Value at beginning of period	34.09	25.12	26.78	21.22	21.78	21.15	18.43	14.30	12.61	12.84
Value at end of period	46.35	34.09	25.12	26.78	21.22	21.78	21.15	18.43	14.30	12.61
Number of accumulation units outstanding at end of period	4,092	95	95	495	601	739	2,750	3,484	2,722	9,130
INVESCO OPPENHEIMER GLOBAL
Value at beginning of period	35.97	27.41	31.78	23.39	23.41	22.59	22.19	17.54	14.57	15.99
Value at end of period	45.79	35.97	27.41	31.78	23.39	23.41	22.59	22.19	17.54	14.57
Number of accumulation units outstanding at end of period	4,308	4,412	32,142	35,123	28,737	30,390	24,900	23,637	81,110	142,288
INVESCO SMALL CAP GROWTH
Value at beginning of period	47.95	38.67	42.61	34.20	30.80	31.46	29.29	20.99	17.78	18.05
Value at end of period	75.09	47.95	38.67	42.61	34.20	30.80	31.46	29.29	20.99	17.78

INVESTMENT DIVISION (0.25)	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Number of accumulation units outstanding at end of period	503	423	5,943	5,763	7,337	4,871	104	-	-	372
JANUS HENDERSON FORTY
Value at beginning of period	15.54	11.40	11.28	10.00
Value at end of period	21.55	15.54	11.40	11.28
Number of accumulation units outstanding at end of period	1,123	1,858	229	159
JANUS HENDERSON GLOBAL RESEARCH
Value at beginning of period	29.60	23.05	24.84	19.64	19.32	19.83	18.53	14.57	12.19	14.18
Value at end of period	35.45	29.60	23.05	24.84	19.64	19.32	19.83	18.53	14.57	12.19
Number of accumulation units outstanding at end of period	1,009	825	652	519	421	299	417	-	1,436	1,918
JENSEN QUALITY GROWTH
Value at beginning of period	37.81	29.49	29.04	23.71	21.29	21.10	19.00	14.45	12.79	12.97
Value at end of period	44.42	37.81	29.49	29.04	23.71	21.29	21.10	19.00	14.45	12.79
Number of accumulation units outstanding at end of period	-	-	658	550	529	1,572	1,200	-	5,614	6,099
LORD ABBETT VALUE OPPORTUNITIES
Value at beginning of period	29.04	23.70	26.95	24.53	21.13	21.81	20.04	14.76	13.48	14.11
Value at end of period	33.37	29.04	23.70	26.95	24.53	21.13	21.81	20.04	14.76	13.48
Number of accumulation units outstanding at end of period	8,990	70	15,674	13,552	8,239	3,898	1,645	44	1,022	3,075
MAINSTAY MACKAY SMALL CAP CORE
Value at beginning of period	20.90	17.86	21.46	18.65	16.16	16.89	15.96	11.65	10.39	10.74
Value at end of period	22.89	20.90	17.86	21.46	18.65	16.16	16.89	15.96	11.65	10.39
Number of accumulation units outstanding at end of period	37	-	196	155	120	78	13	-	219	232
MFS GROWTH
Value at beginning of period	42.55	31.06	30.43	23.36	22.92	21.45	19.81	14.57	12.48	12.59
Value at end of period	55.73	42.55	31.06	30.43	23.36	22.92	21.45	19.81	14.57	12.48
Number of accumulation units outstanding at end of period	905	961	825	1,232	1,307	833	797	1,285	2,973	-
PIMCO TOTAL RETURN
Value at beginning of period	20.26	18.81	18.95	18.12	17.74	17.70	17.00	17.42	15.86	15.30
Value at end of period	21.95	20.26	18.81	18.95	18.12	17.74	17.70	17.00	17.42	15.86

INVESTMENT DIVISION (0.25)	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Number of accumulation units outstanding at end of period	7,080	3,881	8,407	21,138	34,871	60,395	26,935	25,379	56,423	53,414
PIONEER EQUITY INCOME VCT
Value at beginning of period	40.32	32.28	35.47	30.87	25.89	25.90	23.03	17.92	16.33	15.48
Value at end of period	40.11	40.32	32.28	35.47	30.87	25.89	25.90	23.03	17.92	16.33
Number of accumulation units outstanding at end of period	816	391	8,496	4,728	26,568	20,595	1,271	269	2,978	2,481
PUTNAM HIGH YIELD
Value at beginning of period	19.57	17.23	17.99	16.95	14.78	15.70	15.47	14.57	12.71	12.38
Value at end of period	20.56	19.57	17.23	17.99	16.95	14.78	15.70	15.47	14.57	12.71
Number of accumulation units outstanding at end of period	15,876	1,691	12,968	11,068	12,000	16,918	11,556	4,578	7,250	4,206
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES
Value at beginning of period	13.35	10.66	12.83	9.59	9.92	9.75	11.32	9.19	7.56	9.64
Value at end of period	14.73	13.35	10.66	12.83	9.59	9.92	9.75	11.32	9.19	7.56
Number of accumulation units outstanding at end of period	40,397	857	1,260	2,074	2,175	2,393	13,112	10,560	73,817	77,174
ROYCE TOTAL RETURN
Value at beginning of period	21.72	17.69	20.32	17.98	14.37	15.59	15.47	11.73	10.31	10.54
Value at end of period	22.42	21.72	17.69	20.32	17.98	14.37	15.59	15.47	11.73	10.31
Number of accumulation units outstanding at end of period	3,207	539	1,255	680	813	672	3,638	5,075	5,959	24,597
VICTORY RS SELECT GROWTH
Value at beginning of period	38.01	28.80	31.13	26.65	25.00	25.16	24.93	18.14	15.33	14.60
Value at end of period	50.51	38.01	28.80	31.13	26.65	25.00	25.16	24.93	18.14	15.33
Number of accumulation units outstanding at end of period	219	227	2,084	3,087	3,445	3,403	716	380	1,853	1,435
VICTORY RS SMALL CAP GROWTH
Value at beginning of period	54.99	39.98	44.03	32.25	32.05	32.10	29.42	19.77	17.27	17.73
Value at end of period	75.61	54.99	39.98	44.03	32.25	32.05	32.10	29.42	19.77	17.27
Number of accumulation units outstanding at end of period	104	99	3,929	4,072	4,202	4,616	96	-	1,583	1,681
VIRTUS SILVANT SMALL-CAP GROWTH STOCK
Value at beginning of period	31.11	22.92	24.62	21.54	19.78	20.48	21.44	14.86	12.96	13.01

INVESTMENT DIVISION (0.25)	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Value at end of period	43.14	31.11	22.92	24.62	21.54	19.78	20.48	21.44	14.86	12.96
Number of accumulation units outstanding at end of period	40,552	2,132	2,118	2,214	2,312	4,949	8,547	5,571	18,933	22,397

INVESTMENT DIVISION (0.00)	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
ALGER BALANCED
Value at beginning of period	29.00	24.27	25.10	21.74	20.04	19.75	18.05	15.65	14.74	14.73
Value at end of period	31.97	29.00	24.27	25.10	21.74	20.04	19.75	18.05	15.65	14.74
Number of accumulation units outstanding at end of period	4,142	2,090	7,766	26,947	31,103	26,898	28,095	15,118	18,209	23,328
ALGER MID CAP GROWTH
Value at beginning of period	42.91	32.94	35.59	27.42	27.16	27.59	25.54	18.80	16.18	17.64
Value at end of period	70.64	42.91	32.94	35.59	27.42	27.16	27.59	25.54	18.80	16.18
Number of accumulation units outstanding at end of period	50,478	54,047	69,680	76,982	89,556	117,534	126,293	154,168	154,786	154,992
AMERICAN CENTURY INVESTMENTS EQUITY INCOME
Value at beginning of period	55.92	45.06	47.13	41.58	34.80	34.59	30.76	25.75	23.09	22.29
Value at end of period	56.52	55.92	45.06	47.13	41.58	34.80	34.59	30.76	25.75	23.09
Number of accumulation units outstanding at end of period	58,108	81,460	44,516	57,797	62,741	125,874	106,479	127,277	169,533	189,794
AMERICAN CENTURY INVESTMENTS INCOME & GROWTH
Value at beginning of period	43.97	35.47	38.08	31.57	27.80	29.46	26.19	19.29	16.85	16.35
Value at end of period	49.20	43.97	35.47	38.08	31.57	27.80	29.46	26.19	19.29	16.85
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	-	-	-	-
AMERICAN FUNDS GROWTH FUND OF AMERICA
Value at beginning of period	32.32	25.31	26.16	20.81	19.25	18.32	16.82	12.61	10.49	11.06
Value at end of period	44.41	32.32	25.31	26.16	20.81	19.25	18.32	16.82	12.61	10.49
Number of accumulation units outstanding at end of period	63,148	71,585	99,025	113,788	160,493	158,529	262,041	236,113	172,093	190,788
ARTISAN INTERNATIONAL
Value at beginning of period	22.98	17.78	19.95	15.23	16.86	17.53	17.70	14.14	11.28	12.16
Value at end of period	24.71	22.98	17.78	19.95	15.23	16.86	17.53	17.70	14.14	11.28

INVESTMENT DIVISION (0.00)	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Number of accumulation units outstanding at end of period	155,854	203,847	184,260	205,361	236,969	363,532	532,098	524,152	800,931	535,350
CLEARBRIDGE VALUE TRUST
Value at beginning of period	24.28	19.12	21.98	19.20	17.08	17.74	15.61	11.30	9.75	10.08
Value at end of period	26.99	24.28	19.12	21.98	19.20	17.08	17.74	15.61	11.30	9.75
Number of accumulation units outstanding at end of period	2,421	3,589	6,837	7,216	7,340	12,197	13,224	19,038	27,606	31,556
COLUMBIA SELECT MID CAP VALUE
Value at beginning of period	22.55	17.21	19.95	17.65	15.52	16.41	14.69	10.90	9.37	9.82
Value at end of period	23.98	22.55	17.21	19.95	17.65	15.52	16.41	14.69	10.90	9.37
Number of accumulation units outstanding at end of period	44,615	70,955	90,010	84,306	183,203	204,789	391,557	99,966	63,759	440,669
DAVIS NEW YORK VENTURE
Value at beginning of period	24.72	18.93	21.83	17.92	16.01	15.60	14.68	10.94	9.74	10.26
Value at end of period	27.45	24.72	18.93	21.83	17.92	16.01	15.60	14.68	10.94	9.74
Number of accumulation units outstanding at end of period	39,919	46,719	52,805	56,013	98,078	98,164	95,652	112,322	142,690	175,600
FEDERATED EQUITY INCOME FUND
Value at beginning of period	24.42	20.14	22.81	19.65	17.95	18.98	17.58	13.51	12.29	12.97
Value at end of period	25.99	24.42	20.14	22.81	19.65	17.95	18.98	17.58	13.51	12.29
Number of accumulation units outstanding at end of period	16,655	19,490	24,667	27,582	28,883	44,146	81,092	180,137	78,533	92,802
FIDELITY VIP CONTRAFUND
Value at beginning of period	61.32	46.60	49.78	40.84	37.82	37.56	33.56	25.56	21.96	22.52
Value at end of period	80.07	61.32	46.60	49.78	40.84	37.82	37.56	33.56	25.56	21.96
Number of accumulation units outstanding at end of period	157,250	187,710	214,625	231,535	290,286	368,333	381,439	416,080	457,790	484,539
FIDELITY VIP GROWTH
Value at beginning of period	48.57	36.16	36.22	26.80	26.59	24.81	22.29	16.35	14.26	14.23
Value at end of period	69.88	48.57	36.16	36.22	26.80	26.59	24.81	22.29	16.35	14.26
Number of accumulation units outstanding at end of period	153,977	206,116	194,904	237,993	249,456	354,610	425,727	472,459	580,391	605,656
FRANKLIN SMALL-MID CAP GROWTH
Value at beginning of period	54.90	41.65	43.66	35.93	34.44	35.13	32.67	23.57	21.28	22.38
Value at end of period	85.62	54.90	41.65	43.66	35.93	34.44	35.13	32.67	23.57	21.28

INVESTMENT DIVISION (0.00)	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	-	-	-	-
GREAT-WEST AGGRESSIVE PROFILE
Value at beginning of period	12.24	9.70	10.83	10.00
Value at end of period	13.70	12.24	9.70	10.83
Number of accumulation units outstanding at end of period	1,409,279	1,627,977	1,702,298	6,901,578
GREAT-WEST ARIEL MID CAP VALUE
Value at beginning of period	67.29	54.12	63.23	54.98	48.63	51.79	48.04	32.56	27.08	29.08
Value at end of period	73.40	67.29	54.12	63.23	54.98	48.63	51.79	48.04	32.56	27.08
Number of accumulation units outstanding at end of period	65,550	86,317	92,240	116,875	151,939	249,826	234,116	303,813	238,143	285,556
GREAT-WEST BOND INDEX
Value at beginning of period	24.81	22.96	23.05	22.37	21.94	21.89	20.70	21.23	20.43	19.06
Value at end of period	26.59	24.81	22.96	23.05	22.37	21.94	21.89	20.70	21.23	20.43
Number of accumulation units outstanding at end of period	309,183	333,935	379,765	324,006	293,270	313,216	433,085	465,642	588,028	486,855
GREAT-WEST CONSERVATIVE PROFILE
Value at beginning of period	11.09	9.94	10.26	10.00
Value at end of period	12.00	11.09	9.94	10.26
Number of accumulation units outstanding at end of period	2,025,118	1,595,637	1,544,445	2,875,492
GREAT-WEST GOVERNMENT MONEY MARKET
Value at beginning of period	14.52	14.27	14.07	14.02	14.02	14.02	14.02	14.02	14.02	14.02
Value at end of period	14.56	14.52	14.27	14.07	14.02	14.02	14.02	14.02	14.02	14.02
Number of accumulation units outstanding at end of period	480,864	506,971	576,782	619,629	763,546	805,675	885,579	812,661	888,871	950,011
GREAT-WEST INTERNATIONAL VALUE
Value at beginning of period	32.74	26.82	31.77	25.12	24.18	22.71	22.49	17.57	14.99	15.28
Value at end of period	35.92	32.74	26.82	31.77	25.12	24.18	22.71	22.49	17.57	14.99
Number of accumulation units outstanding at end of period	123,360	153,611	256,507	248,446	339,224	474,270	274,057	357,848	313,022	309,781
GREAT-WEST LARGE CAP VALUE

INVESTMENT DIVISION (0.00)	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Value at beginning of period	10.69	10.00
Value at end of period	11.10	10.69
Number of accumulation units outstanding at end of period	378,014	529,624
GREAT-WEST LIFETIME 2015
Value at beginning of period	23.24	20.18	21.11	18.99	16.84	17.04	16.07	14.74	13.17	12.98
Value at end of period	25.79	23.24	20.18	21.11	18.99	16.84	17.04	16.07	14.74	13.17
Number of accumulation units outstanding at end of period	21,821	57,317	58,719	74,913	73,088	87,393	101,603	228,636	234,145	281,767
GREAT-WEST LIFETIME 2025
Value at beginning of period	26.71	22.63	24.01	21.04	18.33	18.59	17.50	15.28	13.41	13.55
Value at end of period	29.98	26.71	22.63	24.01	21.04	18.33	18.59	17.50	15.28	13.41
Number of accumulation units outstanding at end of period	38,026	76,291	81,382	77,190	73,502	84,917	92,664	100,508	125,283	143,567
GREAT-WEST LIFETIME 2035
Value at beginning of period	29.76	24.36	26.44	22.34	19.80	20.13	18.93	15.68	13.54	13.98
Value at end of period	33.72	29.76	24.36	26.44	22.34	19.80	20.13	18.93	15.68	13.54
Number of accumulation units outstanding at end of period	58,058	98,094	99,013	107,830	97,703	90,978	101,765	247,569	286,509	255,899
GREAT-WEST LIFETIME 2045
Value at beginning of period	30.23	24.26	26.77	22.23	20.05	20.45	19.31	15.76	13.54	14.11
Value at end of period	34.43	30.23	24.26	26.77	22.23	20.05	20.45	19.31	15.76	13.54
Number of accumulation units outstanding at end of period	28,722	34,470	34,625	29,917	28,895	46,216	54,346	265,603	276,323	251,767
GREAT-WEST LIFETIME 2055
Value at beginning of period	29.81	23.91	26.49	21.93	19.85	20.29	19.28	15.75	13.51	14.15
Value at end of period	33.97	29.81	23.91	26.49	21.93	19.85	20.29	19.28	15.75	13.51
Number of accumulation units outstanding at end of period	23,037	25,428	26,575	26,912	24,405	27,452	36,986	105,919	87,020	74,983
GREAT-WEST MODERATE PROFILE
Value at beginning of period	11.58	9.85	10.51	10.00
Value at end of period	12.88	11.58	9.85	10.51
Number of accumulation units outstanding at end of period	1,785,083	2,005,704	2,257,727	10,442,771

INVESTMENT DIVISION (0.00)	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
GREAT-WEST MODERATELY AGGRESSIVE PROFILE
Value at beginning of period	11.80	9.80	10.61	10.00
Value at end of period	13.18	11.80	9.80	10.61
Number of accumulation units outstanding at end of period	1,895,729	2,106,123	2,255,876	11,584,032
GREAT-WEST MODERATELY CONSERVATIVE PROFILE
Value at beginning of period	11.33	9.90	10.39	10.00
Value at end of period	12.41	11.33	9.90	10.39
Number of accumulation units outstanding at end of period	354,275	384,131	444,585	3,001,316
GREAT-WEST MULTI- SECTOR BOND
Value at beginning of period	45.81	41.00	42.31	39.82	35.75	38.25	36.98	34.22	29.49	28.24
Value at end of period	49.98	45.81	41.00	42.31	39.82	35.75	38.25	36.98	34.22	29.49
Number of accumulation units outstanding at end of period	55,210	62,284	66,991	689,185	733,079	761,359	778,261	808,271	838,452	773,554
GREAT-WEST S&P 500® INDEX
Value at beginning of period	13.62	10.41	10.95	10.00
Value at end of period	16.04	13.62	10.41	10.95
Number of accumulation units outstanding at end of period	1,295,829	1,748,925	1,849,539	2,140,356
GREAT-WEST S&P SMALLCAP 600® INDEX
Value at beginning of period	61.17	50.02	54.96	48.75	38.77	39.78	37.81	26.90	23.22	23.14
Value at end of period	67.86	61.17	50.02	54.96	48.75	38.77	39.78	37.81	26.90	23.22
Number of accumulation units outstanding at end of period	73,274	93,569	96,520	99,723	104,271	123,408	123,695	113,687	296,162	271,030
GREAT-WEST SMALL CAP VALUE
Value at beginning of period	58.39	46.83	55.88	50.93	40.47	41.93	39.98	29.64	25.57	26.10
Value at end of period	60.25	58.39	46.83	55.88	50.93	40.47	41.93	39.98	29.64	25.57
Number of accumulation units outstanding at end of period	27,855	30,890	37,078	37,883	45,836	60,940	62,762	85,972	96,491	132,327
GREAT-WEST T. ROWE PRICE MID CAP GROWTH
Value at beginning of period	100.34	76.43	78.25	62.89	59.23	55.60	49.30	36.16	31.80	32.35

INVESTMENT DIVISION (0.00)	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Value at end of period	124.53	100.34	76.43	78.25	62.89	59.23	55.60	49.30	36.16	31.80
Number of accumulation units outstanding at end of period	73,454	102,852	106,467	828,500	857,587	916,978	896,086	925,996	925,208	943,850
GREAT-WEST U.S. GOVERNMENT SECURITIES
Value at beginning of period	24.58	23.16	23.06	22.56	22.28	22.11	20.97	21.40	20.73	19.61
Value at end of period	26.03	24.58	23.16	23.06	22.56	22.28	22.11	20.97	21.40	20.73
Number of accumulation units outstanding at end of period	171,685	232,839	210,862	201,704	223,351	243,551	328,004	388,197	485,530	415,229
INVESCO AMERICAN FRANCHISE
Value at beginning of period	21.01	15.39	15.99	12.58	12.34	11.76	10.85	7.77	6.86	7.37
Value at end of period	29.87	21.01	15.39	15.99	12.58	12.34	11.76	10.85	7.77	6.86
Number of accumulation units outstanding at end of period	2,696	10,569	13,579	10,504	12,371	16,616	17,673	13,497	14,072	29,522
INVESCO AMERICAN VALUE
Value at beginning of period	22.17	17.83	20.51	18.79	16.27	17.92	16.42	12.28	10.52	10.48
Value at end of period	22.39	22.17	17.83	20.51	18.79	16.27	17.92	16.42	12.28	10.52
Number of accumulation units outstanding at end of period	16,351	11,345	18,267	13,514	21,734	140,307	122,235	137,144	575,438	182,982
INVESCO COMSTOCK
Value at beginning of period	25.10	20.07	22.94	19.52	16.61	17.70	16.26	12.05	10.17	10.39
Value at end of period	24.84	25.10	20.07	22.94	19.52	16.61	17.70	16.26	12.05	10.17
Number of accumulation units outstanding at end of period	23,440	30,598	38,009	43,597	78,909	143,897	201,066	131,859	72,708	85,581
INVESCO DISCOVERY MID CAP GROWTH
Value at beginning of period	20.08	14.98	15.90	13.01	12.95	12.79	11.85	8.62	7.63	7.98
Value at end of period	28.11	20.08	14.98	15.90	13.01	12.95	12.79	11.85	8.62	7.63
Number of accumulation units outstanding at end of period	3,494	2,350	5,798	5,706	6,261	10,133	14,789	33,155	23,122	23,900
INVESCO OPPENHEIMER CAPITAL APPRECIATION
Value at beginning of period	32.19	23.66	25.16	19.88	20.36	19.72	17.14	13.26	11.67	11.85
Value at end of period	43.87	32.19	23.66	25.16	19.88	20.36	19.72	17.14	13.26	11.67
Number of accumulation units outstanding at end of period	7,006	10,818	13,305	27,424	21,483	30,549	33,872	36,575	40,360	46,833

INVESTMENT DIVISION (0.00)	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
INVESCO OPPENHEIMER GLOBAL
Value at beginning of period	37.38	28.41	32.87	24.13	24.09	23.19	22.72	17.92	14.84	16.25
Value at end of period	47.71	37.38	28.41	32.87	24.13	24.09	23.19	22.72	17.92	14.84
Number of accumulation units outstanding at end of period	79,235	68,121	114,732	124,651	127,689	187,904	240,900	399,053	453,099	540,675
INVESCO SMALL CAP GROWTH
Value at beginning of period	43.30	34.84	38.29	30.66	27.54	28.06	26.06	18.63	15.74	15.94
Value at end of period	67.98	43.30	34.84	38.29	30.66	27.54	28.06	26.06	18.63	15.74
Number of accumulation units outstanding at end of period	13,344	12,786	14,408	12,560	15,833	17,707	16,939	18,796	17,391	18,340
JANUS HENDERSON FORTY
Value at beginning of period	15.65	11.45	11.30	10.00
Value at end of period	21.75	15.65	11.45	11.30
Number of accumulation units outstanding at end of period	62,380	88,237	46,950	43,992
JANUS HENDERSON GLOBAL RESEARCH
Value at beginning of period	15.27	11.86	12.75	10.06	9.87	10.10	9.42	7.39	6.16	7.15
Value at end of period	18.33	15.27	11.86	12.75	10.06	9.87	10.10	9.42	7.39	6.16
Number of accumulation units outstanding at end of period	5,070	8,566	8,691	8,505	9,936	10,915	12,275	16,259	16,181	24,134
JANUS HENDERSON RESEARCH
Value at beginning of period	14.91	11.02	11.35	10.00
Value at end of period	19.78	14.91	11.02	11.35
Number of accumulation units outstanding at end of period	-	-	2	2
JANUS HENDERSON VIT GLOBAL RESEARCH
Value at beginning of period	37.30	28.90	31.03	24.43	23.93	24.49	22.79	17.74	14.77	17.13
Value at end of period	44.78	37.30	28.90	31.03	24.43	23.93	24.49	22.79	17.74	14.77
Number of accumulation units outstanding at end of period	-	-	1	1	1	1	1	1	1	1
JENSEN QUALITY GROWTH
Value at beginning of period	38.79	30.18	29.64	24.14	21.63	21.38	19.20	14.57	12.86	13.01
Value at end of period	45.69	38.79	30.18	29.64	24.14	21.63	21.38	19.20	14.57	12.86

INVESTMENT DIVISION (0.00)	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Number of accumulation units outstanding at end of period	6,950	7,671	8,002	8,236	8,740	10,253	11,829	17,432	17,405	18,751
LORD ABBETT VALUE OPPORTUNITIES
Value at beginning of period	29.81	24.26	27.52	24.99	21.47	22.10	20.26	14.88	13.56	14.16
Value at end of period	34.33	29.81	24.26	27.52	24.99	21.47	22.10	20.26	14.88	13.56
Number of accumulation units outstanding at end of period	6,482	13,929	10,084	27,474	25,375	25,025	18,720	20,480	19,026	24,502
MAINSTAY MACKAY SMALL CAP CORE
Value at beginning of period	21.61	18.42	22.07	19.14	16.54	17.25	16.26	11.83	10.53	10.86
Value at end of period	23.73	21.61	18.42	22.07	19.14	16.54	17.25	16.26	11.83	10.53
Number of accumulation units outstanding at end of period	-	-	3	3	3	13	154	315	1,192	4,814
MFS GROWTH
Value at beginning of period	41.08	29.91	29.23	22.39	21.90	20.45	18.84	13.83	11.81	11.89
Value at end of period	53.94	41.08	29.91	29.23	22.39	21.90	20.45	18.84	13.83	11.81
Number of accumulation units outstanding at end of period	757	757	757	757	2,956	2,969	5,901	5,901	5,911	5,911
PIMCO TOTAL RETURN
Value at beginning of period	23.96	22.19	22.31	21.27	20.78	20.68	19.81	20.25	18.39	17.70
Value at end of period	26.03	23.96	22.19	22.31	21.27	20.78	20.68	19.81	20.25	18.39
Number of accumulation units outstanding at end of period	104,172	105,706	114,338	140,081	498,573	641,492	708,520	733,274	490,958	475,113
PIONEER EQUITY INCOME VCT
Value at beginning of period	40.33	32.20	35.30	30.65	25.64	25.58	22.69	17.61	16.01	15.14
Value at end of period	40.22	40.33	32.20	35.30	30.65	25.64	25.58	22.69	17.61	16.01
Number of accumulation units outstanding at end of period	28,484	8,015	11,804	16,526	34,778	31,885	26,819	20,256	20,447	29,859
PUTNAM HIGH YIELD
Value at beginning of period	20.14	17.70	18.43	17.32	15.06	15.96	15.69	14.74	12.83	12.46
Value at end of period	21.21	20.14	17.70	18.43	17.32	15.06	15.96	15.69	14.74	12.83
Number of accumulation units outstanding at end of period	45,946	47,635	62,990	55,317	127,575	114,871	130,914	67,376	68,473	42,038
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES
Value at beginning of period	13.74	10.94	13.14	9.79	10.11	9.91	11.47	9.29	7.62	9.70
Value at end of period	15.20	13.74	10.94	13.14	9.79	10.11	9.91	11.47	9.29	7.62

INVESTMENT DIVISION (0.00)	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Number of accumulation units outstanding at end of period	16,056	19,159	23,076	69,049	124,393	68,093	161,995	218,674	276,517	289,898
ROYCE TOTAL RETURN
Value at beginning of period	22.35	18.16	20.82	18.37	14.65	15.84	15.69	11.87	10.40	10.61
Value at end of period	23.14	22.35	18.16	20.82	18.37	14.65	15.84	15.69	11.87	10.40
Number of accumulation units outstanding at end of period	9,778	10,580	18,874	15,867	81,640	50,882	52,245	187,291	168,454	182,441
VICTORY RS SELECT GROWTH
Value at beginning of period	39.51	29.86	32.19	27.49	25.73	25.83	25.53	18.53	15.62	14.84
Value at end of period	52.63	39.51	29.86	32.19	27.49	25.73	25.83	25.53	18.53	15.62
Number of accumulation units outstanding at end of period	704	704	730	749	749	1,213	1,370	1,913	3,868	2,977
VICTORY RS SMALL CAP GROWTH
Value at beginning of period	22.77	16.51	18.14	13.25	13.14	13.13	12.00	8.04	7.01	7.18
Value at end of period	31.39	22.77	16.51	18.14	13.25	13.14	13.13	12.00	8.04	7.01
Number of accumulation units outstanding at end of period	3,863	6,628	6,629	6,506	6,550	11,008	10,999	15,583	15,719	17,926
VIRTUS SILVANT SMALL-CAP GROWTH STOCK
Value at beginning of period	32.27	23.72	25.41	22.18	20.31	20.98	21.91	15.15	13.18	13.20
Value at end of period	44.86	32.27	23.72	25.41	22.18	20.31	20.98	21.91	15.15	13.18
Number of accumulation units outstanding at end of period	31,064	41,122	45,293	49,058	60,334	96,740	130,689	176,910	204,248	241,357

Appendix B - Calculation of the Net Investment Factor
The Net Investment Factor for each Variable Sub-Account for any Valuation Period is determined by dividing (a) by (b), and subtracting (c) from the result where:
(a) is the net result of:
(i)
the net asset value per share of the Eligible Fund shares determined as of the end of the current Valuation Period; plus
(ii)
the per share amount of any dividend (or, if applicable, capital gain distributions) made by the Eligible Fund on shares if the “ex-dividend” date occurs during the current Valuation Period; minus
(iii)
a per unit charge or credit for any taxes incurred by or provided for in the Variable Sub-Account, which is determined by Great-West to have resulted from the investment operations of the Variable Sub-Account; and
(b) is the net asset value per share of the Eligible Fund shares determined as of the end of the immediately preceding Valuation Period; and
(c) is an amount representing the Mortality and Expense Risk Charge deducted from each Variable Sub-Account on a daily basis. Such amount is equal to a percentage that ranges from 0.00% to 1.25% depending upon the Group Contractowner’s Letter Agreement or other fee disclosure document.
The Net Investment Factor may be greater than, less than, or equal to one. Therefore, the Accumulation Unit value may increase, decrease, or remain unchanged.
The net asset value per share referred to in paragraphs (a) (i) and (b) above, reflects the investment performance of the Eligible Fund as well as the payment of Eligible Fund expenses.
B-1

FUTUREFUNDS SERIES ACCOUNT
Group Flexible Premium Variable Annuity Contracts
issued by
Great-West Life & Annuity Insurance Company
8515 E. Orchard Road
Greenwood Village, Colorado 80111
Telephone: (800) 537-2033 (U.S.)
(303) 737-4538 (Greenwood Village)
STATEMENT OF ADDITIONAL INFORMATION
This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus, dated May 1, 2021, which is available without charge by contacting Great-West Life & Annuity Insurance Company at the above address or at the above telephone number.
May 1, 2021
i

TABLE OF CONTENTS
Page
CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP, 1601 Wewatta Street, Suite 400, Denver, Colorado 80202, serves as the Series Account’s independent registered public accounting firm.
The financial statements and financial highlights of each of the investment divisions of the FutureFunds Series Account of Great-West Life & Annuity Insurance Company
included in this Statement of Additional Information have been audited by Deloitte &
Touche LLP, an independent registered public accounting firm, as stated in their report appearing in the Registration Statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

Independent Auditor
UNDERWRITER
FINANCIAL STATEMENTS
ii

CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
A.  Custodian
The assets of FutureFunds Series Account (the “Series Account”) are held by Great-West Life & Annuity Insurance Company (“Great-West”). The assets of the Series Account are kept physically segregated and held separate and apart from the general account of Great- West. Great-West maintains records of all purchases and redemptions of shares of the Eligible Funds. Additional protection for the assets of the Series Account is afforded by a financial institution bond issued to Great-West Lifeco Inc. in the amount of $50 million (Canadian) per occurrence, which covers all officers and employees of Great-West.
B.  Independent Registered Public Accounting Firm
Deloitte & Touche LLP, 1601 Wewatta Street, Suite 400, Denver, Colorado 80202, serves as the Series Account’s independent registered public accounting firm.
The financial statements and financial highlights of each of the investment divisions of the FutureFunds Series Account of Great-West Life & Annuity Insurance Company included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing in the Registration Statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.
Independent Auditor
The statutory-basis financial statements of Great-West Life & Annuity Insurance Company included in this Statement of Additional Information included in the Registration Statement have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.
UNDERWRITER
The offering of the Group Contracts is made on a continuous basis by GWFS Equities, Inc. (“GWFS”), a wholly owned subsidiary of Great-West. GWFS is registered with the Securities and Exchange Commission as a broker-dealer, and is a member of the Financial Industry Regulatory Authority. GWFS has received no underwriting commissions in connection with this offering for each of the last three years.
FINANCIAL STATEMENTS
The statutory financial statements of Great-West as contained herein should be considered only as bearing upon Great-West’s ability to meet its obligations under the Group Contracts, and they should not be considered as bearing on the investment performance of the Series Account. The variable interests of Participants under the Group Contracts are affected solely by the investment results of the Series Account.

AUDITED FINANCIAL REPORT

Great-West Life & Annuity Audited Annual Statutory Report

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus as of December 31, 2020 and 2019 and

Related Statutory Statements of Operations

Changes in Capital and Surplus and Cash Flows for Each of the Three Years in the Period Ended December 31, 2020 and Report of Independent Registered Public Accounting Firm

INDEPENDENT AUDITORS’ REPORT

To the Board of Directors and Stockholder of

Great-West Life & Annuity Insurance Company

Greenwood Village, Colorado

We have audited the accompanying statutory-basis financial statements of Great-West Life & Annuity Insurance Company (the “Company”) (a wholly-owned subsidiary of GWL&A Financial Inc.), which comprise the statutory statements of admitted assets, liabilities, and capital and surplus as of December 31, 2020 and 2019, and the related statutory statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2020, and the related notes to the statutory-basis financial statements.

Management’s Responsibility for the Statutory-Basis Financial Statements

Management is responsible for the preparation and fair presentation of these statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the Colorado Division of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on these statutory-basis financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statutory-basis financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the statutory-basis financial statements. The procedures selected depend on the auditor’s judgment including the assessment of the risks of material misstatement of the statutory-basis financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Company’s preparation and fair presentation of the statutory-basis financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the statutory-basis financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

As described in Note 1 to the statutory-basis financial statements, the statutory-basis financial statements are prepared by the Company using the accounting practices prescribed or permitted by the Colorado Division of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the Colorado Division of Insurance.

The effects on the statutory-basis financial statements of the variances between the statutory-basis of accounting described in Note 1 to the statutory-basis financial statements and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America paragraph, the statutory-basis financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of Great-West Life & Annuity Insurance Company as of December 31, 2020 and 2019, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2020.

Opinion on Statutory Basis of Accounting

In our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of Great-West Life & Annuity Insurance Company as of December 31, 2020 and 2019, and the results of its operations and its cash flows for each of the three years ended December 31, 2020, in accordance with accounting practices prescribed or permitted by the Colorado Division of Insurance, as described in Note 1 to the statutory-basis financial statements.

Emphasis of Matter

The Company engages in various related-party transaction with affiliates under common control as discussed in Note 1 to the statutory financial statements. The accompanying statutory financial statements are not necessarily indicative of the conditions that would have existed or the results of operations that would prevail if the Company had been operated as an unaffiliated company. Our opinion is not modified with respect to this matter.

Report on Supplemental Schedules

Our 2020 audit was conducted for the purpose of forming an opinion on the 2020 statutory-basis financial statements as a whole. The supplemental schedule of investment risk interrogatories, the supplemental summary investment schedule, the supplemental schedule of selected financial data, and the supplemental schedule regarding reinsurance contracts with risk-limiting features as of and for the year ended December 31, 2020 are presented for purposes of additional analysis and are not a required part of the 2020 statutory-basis financial statements. These schedules are the responsibility of the Company’s management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. Such schedules have been subjected to the auditing procedures applied in our audit of the 2020 statutory-basis financial statements and certain additional procedures, including comparing and reconciling such schedules directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, such schedules are fairly stated in all material respects in relation to the 2020 statutory-basis financial statements as a whole.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

April 1, 2021

We have served as the Company’s auditor since 1981

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

December 31, 2020 and 2019

(In Thousands, Except Share Amounts)

	December 31,
	2020	2019

Admitted assets:

Cash and invested assets:

Bonds	$25,712,083	$13,803,525

Preferred stock	119,687	—

Common stock	223,883	144,888

Mortgage loans (net of allowances of $745 and $745)	4,123,666	2,692,690

Real estate occupied by the company	41,951	43,283

Real estate held for the production of income	1,825	1,365

Contract loans	3,874,206	3,995,291

Cash, cash equivalents and short-term investments	3,470,914	818,328

Securities lending collateral assets	206,811	303,282

Other invested assets	750,477	402,891

Total cash and invested assets	38,525,503	22,205,543

Investment income due and accrued	267,276	192,278

Premiums deferred and uncollected	16,256	15,199

Reinsurance recoverable	80,249	37,806

Funds held or deposited with reinsured companies	6,760,741	—

Current federal income taxes recoverable	70,655	44,457

Deferred income taxes	125,959	97,203

Due from parent, subsidiaries and affiliates	94,584	63,595

Other assets	669,038	490,832

Assets from separate accounts	28,455,204	25,634,438

Total admitted assets	$75,065,465	$48,781,351

See notes to statutory financial statements.	Continued

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

December 31, 2020 and 2019

(In Thousands, Except Share Amounts)

	December 31,
	2020	2019

Liabilities, capital and surplus:

Liabilities:

Aggregate reserves for life policies and contracts	$36,087,118	$19,638,498

Liability for deposit-type contracts	5,215,962	60,296

Life and accident and health policy and contract claims	65,785	44,258

Provision for policyholders’ dividends	18,324	24,111

Liability for premiums received in advance	2	2

Unearned investment income	121	59

Asset valuation reserve	202,003	194,032

Interest maintenance reserve	678,773	(2,006)

Due to parent, subsidiaries and affiliates	16,578	77,613

Commercial paper	98,983	99,900

Payable under securities lending agreements	206,811	303,282

Other liabilities	1,858,504	1,265,123

Liabilities from separate accounts	28,455,194	25,634,428

Total liabilities	72,904,158	47,339,596

Commitments and contingencies (see Note 20)

Capital and surplus:

Preferred stock, $1 par value, 50,000,000 shares authorized; none issued and outstanding	—	—

Common stock, $1 par value; 50,000,000 shares authorized; 16,859,018 shares issued and outstanding	16,859	7,320

Surplus notes	921,980	395,811

Gross paid in and contributed surplus	3,782,019	714,300

Unassigned funds	(2,559,551)	324,324

Total capital and surplus	2,161,307	1,441,755

Total liabilities, capital and surplus	$75,065,465	$48,781,351

See notes to statutory financial statements.	Concluded

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Statutory Statements of Operations

Years Ended December 31, 2020, 2019 and 2018

(In Thousands)

	Year Ended December 31,
	2020	2019	2018

Income:

Premium income and annuity consideration	$12,831,872	$(5,366,421)	$7,592,609

Net investment income	948,344	1,099,451	1,307,387

Amortization of interest maintenance reserve	39,141	8,280	24,863

Commission and expense allowances on reinsurance ceded	172,698	265,105	5,211

Fee income from separate accounts	62,302	101,629	160,573

Reserve adjustment on reinsurance ceded	7,157,573	(592,883)	(1,975,763)

Miscellaneous income	41,467	267,637	250,272

Total income	21,253,397	(4,217,202)	7,365,152

Expenses:

Death benefits	92,253	204,509	380,057

Annuity benefits	95,252	155,286	228,530

Disability benefits and benefits under accident and health policies	76	17,762	41,719

Surrender benefits	3,842,313	4,403,521	5,895,938

Increase (decrease) in aggregate reserves for life and accident and health policies and contracts	16,448,620	(8,139,385)	917,510

Other benefits	8,722	6,208	10,528

Total benefits	20,487,236	(3,352,099)	7,474,282

Commissions	2,222,528	162,942	196,489

Other insurance expenses	371,028	496,310	488,250

Net transfers from separate accounts	(809,028)	(1,328,143)	(1,112,465)

Interest maintenance reserve reinsurance activity	661,450	(512,033)	—

Total benefit and expenses	22,933,214	(4,533,023)	7,046,556

Net (loss) gain from operations before dividends to policyholders, federal income taxes and realized capital gains (losses)	(1,679,817)	315,821	318,596

Dividends to policyholders	18,497	23,461	31,276

Net (loss) gain from operations after dividends to policyholders and before federal income taxes and net realized capital gains (losses)	(1,698,314)	292,360	287,320

Federal income tax (benefit) expense	(20,260)	(98,467)	(17,604)

Net (loss) gain from operations before net realized capital gains (losses)	(1,678,054)	390,827	304,924

Net realized capital (losses) gains less capital gains tax and transfers to interest maintenance reserve	(16,958)	(8,022)	10,576

Net (loss) income	$(1,695,012)	$382,805	$315,500

See notes to statutory financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Statutory Statements of Changes in Capital and Surplus

Years Ended December 31, 2020, 2019 and 2018

(In Thousands)

	Year Ended December 31,
	2020	2019	2018
Capital and surplus, beginning of year	$1,441,755	$1,326,919	$1,129,509

Net (loss) income	(1,695,012)	382,805	315,500

Dividends to stockholder	(357,752)	(639,801)	(152,295)

Change in net unrealized capital (losses) gains, net of income taxes	(288,936)	57,398	(11,491)

Change in minimum pension liability, net of income taxes	(1,589)	(4,209)	3,824

Change in asset valuation reserve	(7,971)	10,360	(846)

Change in non-admitted assets	(708,501)	92,424	28,921

Change in net deferred income taxes	256,714	(129,400)	(40,732)

Capital paid-in	9,539	—	—

Surplus paid-in	3,067,719	4,029	4,093

Change in surplus as a result of reinsurance	(83,521)	537,566	—

Change in capital and surplus as a result of separate accounts	—	(428)	(208)

Change in unrealized foreign exchange capital gains (losses)	2,693	(20)	(1,125)

Change in surplus notes	526,169	(195,888)	51,769

Net change in capital and surplus for the year	719,552	114,836	197,410

Capital and surplus, end of year	$2,161,307	$1,441,755	$1,326,919

See notes to statutory financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Statutory Statements of Cash Flows

Years Ended December 31, 2020, 2019 and 2018

(In Thousands)

	Year Ended December 31,
	2020	2019	2018

Operating activities:

Premium income, net of reinsurance	$6,588,902	$3,654,066	$5,352,630

Investment income received, net of investment expenses paid	809,931	962,732	1,136,338

Other miscellaneous income received	59,348	577,059	160,008

Benefit and loss related payments, net of reinsurance	(3,803,044)	(4,542,350)	(6,417,233)

Net transfers from separate accounts	816,837	1,375,094	1,097,423

Commissions, other expenses and taxes paid	(2,758,668)	(526,161)	(644,838)

Dividends paid to policyholders	(24,228)	(30,537)	(38,959)

Federal income taxes (paid) received, net	(18,530)	5,267	(38,241)

Net cash provided by operating activities	1,670,548	1,475,170	607,128

Investing activities:

Proceeds from investments sold, matured or repaid:

Bonds	2,794,468	2,430,562	3,351,579

Stocks	53	19,187	3,704

Mortgage loans	295,116	343,441	357,545

Other invested assets	38,065	19,597	25,233

Net gains on cash, cash equivalents and short-term investments	83	5	—

Miscellaneous proceeds	544,448	24,100	22,212

Cost of investments acquired:

Bonds	(6,396,829)	(2,770,357)	(3,398,701)

Stocks	(221,630)	(3,585)	(38,742)

Mortgage loans	(89,330)	(114,542)	(697,245)

Real estate	(2,724)	(9,052)	(4,319)

Other invested assets	(905,616)	(46,617)	(36,870)

Miscellaneous applications	(274,834)	—	(39,654)

Net change in contract loans and premium notes	127,912	(3,120)	(1,355)

Net cash used in investing activities	(4,090,818)	(110,381)	(456,613)

Financing and miscellaneous activities:

Surplus notes	527,500	(195,000)	51,410

Capital and paid in surplus	3,076,665	3,130	3,325

Deposit-type contracts, net	1,963,991	(5,399)	(18,908)

Dividends to stockholder	(357,752)	(639,801)	(152,295)

Funds (repaid) borrowed, net	(916)	1,041	(1,027)

Other	(136,621)	60,135	(45,670)

Net cash provided by (used in) financing and miscellaneous activities	5,072,867	(775,894)	(163,165)

Net increase (decrease) in cash, cash equivalents and short-term investments and restricted cash	2,652,597	588,895	(12,650)

Cash, cash equivalents and short-term investments and restricted cash:

Beginning of year	818,329	229,434	242,084

End of year	$3,470,926	$818,329	$229,434

The cash, cash equivalents and short-term investments and restricted cash balance includes $12 and $1 of restricted cash as of December 31, 2020 and 2019, respectively, which is non-admitted and not included in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Statutory Statements of Cash Flows

Years Ended December 31, 2020, 2019 and 2018

(In Thousands)

	Year Ended December 31,
	2020	2019	2018

Non-cash investing and financing transactions during the year:

Share-based compensation expense	$593	$899	$768

Fair value of assets acquired in settlement of bonds	—	—	28,815

In 2020, non-cash transfers of $9,848 million of assets and liabilities occurred as a part of the MassMutual transaction. In 2019, non-cash transfers of $8,938 million of assets and liabilities occurred as a part of the Protective transaction. Refer to Note 9 for further information on the MassMutual and Protective transactions.

See notes to statutory financial statements.	Concluded

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

1. Organization and Significant Accounting Policies

Great-West Life & Annuity Insurance Company (the “Company” or “GWL&A”) is a direct wholly-owned subsidiary of GWL&A Financial Inc. (“GWL&A Financial”), a holding company. GWL&A Financial is a direct wholly-owned subsidiary of Great-West Lifeco U.S. LLC (“Lifeco U.S.”) and an indirect wholly-owned subsidiary of Great-West Lifeco Inc. (“Lifeco”), a Canadian holding company. The Company offers a wide range of retirement and investment products to individuals, businesses and other private and public organizations throughout the United States. The Company is an insurance company domiciled in the State of Colorado and is subject to regulation by the Colorado Division of Insurance (“Division”).

The Company is authorized to engage in the sale of life insurance, accident and health insurance and annuities. It is qualified to do business in all states in the United States, except New York, and in the District of Columbia, Puerto Rico, Guam and the U.S. Virgin Islands. The Company is also a licensed reinsurer in New York.

Effective December 31, 2020, the Company completed the acquisition, via indemnity reinsurance (“the MassMutual transaction”), of the retirement services business of Massachusetts Mutual Life Insurance Company (“MassMutual”). The Company has now assumed the economics and risks associated with the reinsurance business. Per the transaction agreement, the Company acquired statutory assets equal to liabilities. The business assumed is primarily group annuities. See Note 9 for further discussion of the MassMutual transaction.

Effective June 1, 2019, the Company completed the sale, via indemnity reinsurance (the “Protective transaction”), of substantially all of its individual life insurance and annuity business to Protective Life Insurance Company (“Protective”) who now assumes the economics and risks associated with the reinsured business. Per the transaction agreement, the Company transferred statutory assets equal to liabilities. The business transferred included bank-owned and corporate-owned life insurance, single premium life insurance, individual annuities as well as closed block life insurance and annuities. The Company retained a block of life insurance, predominantly participating policies which are now administered by Protective, as well as a closed reinsurance acquired block. Post-transaction, the Company focuses on the defined contribution retirement and asset management markets. See Note 9 for further discussion of the Protective transaction.

The statutory financial statements have been prepared from the separate records maintained by the Company and may not necessarily be indicative of the conditions that would have existed or the results of operations if the Company had been operated as an unaffiliated company.

Accounting policies and use of estimates

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the Division. The Division requires that insurance companies domiciled in the State of Colorado prepare their statutory financial statements in accordance with the National Association of Insurance Commissioners Accounting Practices and Procedures Manual (“NAIC SAP”), subject to any deviations prescribed or permitted by the State of Colorado Insurance Commissioner.

The only prescribed deviation that impacts the Company allows the Company to account for certain separate account products at book value instead of fair value. The Division has not permitted the Company to adopt any accounting practices that have an impact on the Company’s statutory financial statements as compared to NAIC SAP or the Division’s prescribed accounting practices. There is no impact to either capital and surplus or net income as a result of the prescribed accounting practice.

Statutory accounting principles vary in some respects from accounting principles generally accepted in the United States of America (“GAAP”). The more significant of these differences are as follows:

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Bonds, including loan-backed and structured securities (collectively referred to as “bonds”), are carried at statutory adjusted carrying value in accordance with the National Association of Insurance Commissioners (“NAIC”) designation of the security. Carrying value is amortized cost, unless the bond is either (a) designated as a six, in which case it is the lower of amortized cost or fair value or (b) required to be carried at fair value due to the structured securities ratings methodology. Under GAAP, bonds are carried at amortized cost for securities classified as held-to-maturity and fair value for securities classified as available-for-sale and held-for-trading.

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Redeemable preferred stocks are carried at statutory carrying value in accordance with the NAIC designation of the security. Carrying value is amortized cost, unless the redeemable preferred stock is designated a four to six, in which case it is reported at the lower of amortized cost or fair value. Under GAAP, redeemable preferred stocks are carried at amortized cost for securities classified as held-to-maturity and fair value for securities classified as available-for-sale and held-for-trading.

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Short-term investments include all investments whose remaining maturities, at the time of acquisition, are three months to one year. Under GAAP, short-term investments include securities purchased with investment intent and with remaining maturities, at the time of acquisition, of one year or less.

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As prescribed by the NAIC, the asset valuation reserve (“AVR”) is computed in accordance with a prescribed formula and represents a provision for possible non-interest related fluctuations in the value of bonds, equity securities, mortgage loans, real estate and other invested assets. Changes to the AVR are charged or credited directly to unassigned surplus. This type of reserve is not necessary or required under GAAP.

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As prescribed by the NAIC, the interest maintenance reserve (“IMR”) consists of net accumulated unamortized realized capital gains and losses, net of income taxes, on sales or interest related impairments of bonds and derivative investments attributable to changes in the general level of interest rates. Such gains or losses are initially deferred and then amortized into income over the remaining period to maturity, based on groupings of individual securities sold in five-year bands. An IMR asset is generally designated as a non-admitted asset and is recorded as a reduction to capital and surplus. Under GAAP, realized gains and losses are recognized in income in the period in which a security is sold.

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As prescribed by the NAIC, an other-than-temporary impairment (“OTTI”) is recorded (a) if it is probable that the Company will be unable to collect all amounts due according to the contractual terms in effect at the date of acquisition, (b) if the Company has the intent to sell the investment or (c) for non-interest related declines in value and where the Company does not have the intent and ability at the reporting date, to hold the bond until its recovery. Under GAAP, if either (a) management has the intent to sell a bond investment or (b) it is more likely than not the Company will be required to sell a bond investment before its anticipated recovery, a charge is recorded in net realized investment losses equal to the difference between the fair value and cost or amortized cost basis of the security. If management does not intend to sell the security and it is not more likely than not the Company will be required to sell the bond investment before recovery of its amortized cost basis, but the present value of the cash flows expected to be collected (discounted at the effective interest rate implicit in the bond investment prior to impairment) is less than the amortized cost basis of the bond investment (referred to as the credit loss portion), an OTTI is considered to have occurred.

Under GAAP, total OTTI is bifurcated into two components: the amount related to the credit loss, which is recognized in current period earnings through realized capital losses; and the amount attributed to other factors (referred to as the non-credit portion), which is recognized as a separate component in accumulated other comprehensive income (loss). As prescribed by the NAIC, non-interest related OTTI is only bifurcated on loan-backed and structured securities. Factors related to interest and other components do not have a financial statement impact and are disclosed in “Unrealized losses and OTTI” in the notes to the statutory financial statements.

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Derivatives that qualify for hedge accounting are carried at the same valuation method as the underlying hedged asset, while derivatives that do not qualify for hedge accounting are carried at fair value. Under GAAP, all derivatives, regardless of

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hedge accounting treatment, are recorded on the balance sheet in other assets or other liabilities at fair value. As prescribed by the NAIC, for those derivatives which qualify for hedge accounting, the change in the carrying value or cash flow of the derivative is recorded consistently with how the changes in the carrying value or cash flow of the hedged asset, liability, firm commitment or forecasted transaction are recorded. Under GAAP, if the derivative is designated as a cash flow hedge, the effective portions of the changes in the fair value of the derivative are recorded in accumulated other comprehensive income and are recognized in the income statements when the hedged item affects earnings. Changes in fair value resulting from foreign currency translations are recorded in either AOCI or net investment income, consistent with where they are recorded on the underlying hedged asset or liability. Changes in the fair value, including changes resulting from foreign currency translations, of derivatives not eligible for hedge accounting or where hedge accounting is not elected and the over effective portion of cash flow hedges are recognized in investment gains (losses) as a component of net income in the period of the change. Realized foreign currency transactional gains and losses on derivatives subject to hedge accounting are recorded in net investment income, whereas those on derivatives not subject to hedge accounting are recorded in investment gains (losses). As prescribed by the NAIC, upon termination of a derivative that qualifies for hedge accounting, the gain or loss is recognized in income in a manner that is consistent with the hedged item. Alternatively, if the item being hedged is subject to IMR, the gain or loss on the hedging derivative is realized and is subject to IMR upon termination. Under GAAP, gains or losses on terminated contracts that are effective hedges are recorded in earnings in net investment income or other comprehensive income. The gains or losses on terminated contracts where hedge accounting is not elected, or contracts that are not eligible for hedge accounting, are recorded in investment gains (losses).

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The Company enters into dollar repurchase agreements with third party broker-dealers. The Company does not enter into these types of transactions for liquidity purposes, but rather for yield enhancement on its investment portfolio. The dollar repurchase trading strategy involves the sale of securities, with a simultaneous agreement to repurchase similar securities at a future date at an agreed-upon price. If the assets to be repurchased are the same, or substantially the same, as the assets transferred, the transactions are accounted for as secured borrowings. Transactions that do not meet the secured borrowing requirements are accounted for as bond purchases and sales. Under GAAP, these transactions are recorded as forward settling to be announced (“TBA”) securities that are accounted for as derivative instruments, but hedge accounting is not elected as the Company does not regularly accept delivery of such securities when issued.

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Acquisition costs, such as commissions and other costs incurred in connection with acquiring new business, are charged to operations as incurred, rather than deferred and amortized over the lives of the related contracts as under GAAP.

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Deferred income taxes are recorded using the asset and liability method in which deferred tax assets and liabilities are recorded for expected future tax consequences of events that have been recognized in either the Company’s statutory financial statements or tax returns. Deferred income tax assets are subject to limitations prescribed by statutory accounting principles. The change in deferred income taxes is treated as a component of the change in unassigned funds, whereas under GAAP deferred taxes are included in the determination of net income.

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Certain assets, including various receivables, furniture and equipment and prepaid assets, are designated as non-admitted assets and are recorded as a reduction to capital and surplus, whereas they are recorded as assets under GAAP.

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For statutory accounting, business combinations must either create a parent-subsidiary relationship (statutory purchase) or there must be an exchange of equity with one surviving entity (statutory merger). Under GAAP, an integrated set of activities and assets that are capable of being conducted and managed for the purpose of providing economic benefits to its investors can meet the definition of a business. As such, under GAAP, certain reinsurance agreements could be accounted for as a business acquisition.

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For statutory purchases, the excess of the cost of acquiring an entity over the Company’s share of the book value of the acquired entity is recorded as goodwill which is admissible subject to limitations and is amortized over the period in which the Company benefits economically, not to exceed ten years. For statutory mergers, no acquisition is recognized because it

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is accomplished without exchanging resources. As such, the recorded assets, liabilities, and surplus of the acquired company (adjusted to conform to statutory accounting principles) will be carried forward into the combined company. Under GAAP in a business combination, the excess of the cost of acquiring an entity over the acquisition-date fair value of identifiable assets acquired and liabilities assumed is allocated between goodwill, indefinite-lived intangible assets and definite-lived intangible assets. Goodwill and indefinite-lived intangible assets are not amortized and definite-lived intangible assets are amortized over their estimated useful lives under GAAP.

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Aggregate reserves for life policies and contracts are based on statutory mortality and interest requirements and without consideration of withdrawals, which differ from reserves established under GAAP that are based on assumptions using Company experience for mortality, interest, and withdrawals.

•	Surplus notes are reflected as a component of capital and surplus, whereas under GAAP they are reflected as a liability.

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The policyholder’s share of net income on participating policies that has not been distributed to participating policyholders is included in capital and surplus in the statutory financial statements. For GAAP, these amounts are reported as a liability with a charge to net income.

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Changes in separate account values from cash transactions are recorded as premium income and benefit expenses whereas they do not impact the statement of operations under GAAP and are presented only as increases or decreases to account balances.

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Benefit payments and the related decrease in policy reserves are recorded as expenses for all contracts subjecting the Company to any mortality risk. Under GAAP, such benefit payments for life and annuity contracts without significant mortality risks are recorded as direct reductions to the policy reserve liability.

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Premium receipts and the related increase in policy reserves are recorded as revenues and expenses, respectively, for all contracts subjecting the Company to any mortality risk. Under GAAP, such premium receipts for life and annuity contracts without significant mortality risks are recorded as direct credits to the policy reserve liability.

•	Comprehensive income and its components are not presented in the statutory financial statements.

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The Statutory Statement of Cash Flows is presented based on a prescribed format for statutory reporting. For purposes of presenting statutory cash flows, cash includes short-term investments. Under GAAP, the statement of cash flows is typically presented based on the indirect method and cash excludes short-term investments.

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For statutory accounting purposes, policy and contract liabilities ceded to reinsurers are reported as reductions of the related reserves. Losses generated in certain reinsurance transaction are recognized immediately in income, with gains reported as a separate component of surplus and amortized over the remaining life of the business. As prescribed by the Department, ceded reserves are limited to the amount of direct reserves. Under GAAP, ceded future policy benefits and contract owner liabilities are reported as reinsurance recoverables. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the balance sheet and are stated net of allowance for uncollectible reinsurance, which are charged to earnings. Cost of reinsurance (i.e. the net cash flows which include reinsurance premiums, ceding commissions, etc.) are deferred and amortized over the remaining life of the business.

The preparation of financial statements in conformity with statutory accounting principles requires the Company’s management to make a variety of estimates and assumptions. These estimates and assumptions affect, among other things, the reported amounts of admitted assets and liabilities, the disclosure of contingent liabilities and the reported amounts of revenues and expenses. Significant estimates are required to account for items and matters such as, but not limited to, the valuation of investments and

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derivatives in the absence of quoted market values, impairment of investments and derivatives, valuation of policy benefit liabilities and the valuation of deferred tax assets. Actual results could differ from those estimates.

Impact of COVID-19 on significant judgments, estimates and assumptions

Beginning in January 2020, the outbreak of a virus known as COVID-19 and ensuing global pandemic have resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and significant market uncertainty. In the first quarter of 2020, global financial markets experienced material and rapid declines and significant volatility; however, following March 31, 2020, the markets have experienced recoveries. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 pandemic continues to be unknown at this time, as is the efficacy of the government and central bank interventions. The results of the Company reflect management’s judgments regarding the impact of prevailing market conditions.

Significant statutory accounting policies

Investments

Investments are reported as follows:

•	In accordance with the NAIC SAP, the adjusted carrying value amounts of certain assets are gross of non-admitted assets.

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Bonds are carried at statutory adjusted carrying value in accordance with the NAIC designation of the security. Carrying value is amortized cost, unless the bond is either (a) designated as a six, in which case it is the lower of amortized cost or fair value or (b) required to be carried at fair value due to the structured securities ratings methodology. The Company recognizes the acquisition of its public bonds on a trade date basis and its private placement investments on a funding date basis. Bonds containing call provisions, except make-whole call provisions, are amortized to the call or maturity value/date which produces the lowest asset value. Make-whole call provisions, which allow the bond to be called at any time, are not considered in determining the timeframe for amortizing the premium or discount unless the Company has information indicating the issuer is expected to invoke the make-whole call provision.

Premiums and discounts are recognized as a component of net investment income using the effective interest method. Realized gains and losses not subject to IMR, including those from foreign currency translations, are included in net realized capital gains (losses).

The recognition of income on certain investments (e.g. loan-backed securities, including mortgage-backed and asset-backed securities) is dependent upon market conditions, which may result in prepayments and changes in amounts to be earned. Prepayments on all mortgage-backed and asset-backed securities are monitored monthly, and amortization of the premium and/or the accretion of the discount associated with the purchase of such securities are adjusted by such prepayments. Prepayment assumptions are based on the average of recent historical prepayments and are obtained from broker/dealer survey values or internal estimates. These assumptions are consistent with the current interest rate and economic environment. Significant changes in estimated cash flows from the original purchase assumptions are accounted for using the retrospective method.

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Mortgage loans consist primarily of domestic commercial collateralized loans and are carried at their unpaid principal balances adjusted for any unamortized premiums or discounts, allowances for credit losses, and foreign currency translations. Interest income is accrued on the unpaid principal balance for all loans, except for loans on non-accrual status. Premiums and discounts are amortized to net investment income using the effective interest method. Prepayment penalty and origination fees are recognized in net investment income upon receipt.

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The Company actively manages its mortgage loan portfolio by completing ongoing comprehensive analysis of factors such as debt service coverage ratios, loan-to-value ratios, payment status, default or legal status, annual collateral property evaluations and general market conditions. On a quarterly basis, the Company reviews the above primary credit quality indicators in its internal risk assessment of loan impairment and credit loss. Management’s risk assessment process is subjective and includes the categorization of all loans, based on the above mentioned credit quality indicators, into one of the following categories:

•	Performing - generally indicates the loan has standard market risk and is within its original underwriting guidelines.
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Non-performing - generally indicates there is a potential for loss due to the deterioration of financial/monetary default indicators or potential foreclosure. Due to the potential for loss, these loans are evaluated for impairment.

The adequacy of the Company’s allowance for credit loss is reviewed quarterly. The determination of the calculation and the adequacy of the mortgage allowance for credit loss and mortgage impairments involve judgments that incorporate qualitative and quantitative Company and industry mortgage performance data. Management’s periodic evaluation and assessment of the adequacy of the mortgage allowance for credit loss and the need for mortgage impairments is based on known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the fair value of the underlying collateral, composition of the loan portfolio, current economic conditions, loss experience and other relevant factors. Loans included in the non-performing category and other loans with certain substandard credit quality indicators are individually reviewed to determine if a specific impairment is required. Risk is mitigated primarily through first position collateralization, guarantees, loan covenants and borrower reporting requirements. Since the Company does not originate or hold uncollateralized mortgages, loans are generally not deemed fully uncollectable. Generally, unrecoverable amounts are written off during the final stage of the foreclosure process.

Loan balances are considered past due when payment has not been received based on contractually agreed upon terms. The accrual of interest is discontinued when concerns exist regarding the realization of loan principal or interest. The Company resumes interest accrual on loans when a loan returns to current status or under new terms when loans are restructured or modified.

On a quarterly basis, any loans with terms that were modified during that period are reviewed to determine if the loan modifications constitute a troubled debt restructuring (“TDR”). In evaluating whether a loan modification constitutes a TDR, it must be determined that the modification is a significant concession and the debtor is experiencing financial difficulties.

Additionally, the Company considers the temporary relief granted by the Statutory Accounting Principles Working Group (“SAPWG”) in response to the Coronavirus, Aid, Relief, and Economic Security Act (the “CARES Act”). The relief gives temporary statutory exception for impairment assessment on bank loans, mortgage loans and investment products with underlying mortgage loans due to situations as a result of COVID-19 including the forbearance or modification of mortgage loan payments. SAPWG also granted practical expedients in determining whether a modification is a concession (insignificant) or if it is a TDR. The provisions of these guidance are applicable through the earlier of January 1, 2022, or 60 days after the date on which the national emergency concerning COVID–19 terminates.

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Real estate properties held for the production of income are valued at depreciated cost less encumbrances. Real estate is depreciated on a straight-line basis over the estimated life of the building or term of the lease for tenant improvements.

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Real estate properties occupied by the Company are carried at depreciated cost unless the carrying amount of the asset is deemed to be unrecoverable. The Company includes in both net investment income and other operating expenses an amount for rent relating to real estate properties occupied by the Company. Rent is derived from consideration of the repairs,

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expenses, taxes, interest and depreciation incurred. The reasonableness of the amount of rent recorded is verified by comparison to rent received from other like properties in the same area.

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Limited partnership interests are included in other invested assets and are accounted for using either net asset value per share (“NAV”) as a practical expedient to fair value. The Company uses NAV as a practical expedient on partnership interests in investment companies where it has a minor equity interest and no significant influence over the entity’s operations.

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Redeemable preferred stocks are carried at statutory carrying value in accordance with the NAIC designation of the security. Carrying value is amortized cost, unless the redeemable preferred stock is designated a four to six, in which case it is reported at the lower of amortized cost or fair value.

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Common stocks, other than stocks of subsidiaries and stocks of the Federal Home Loan Bank (“FHLB”), are recorded at fair value based on the most recent closing price of the common stock as quoted on its exchange. Common stocks of the FHLB are reported at cost. Related party mutual funds, which are carried at fair value, are also included in common stocks. The net unrealized gain or loss on common stocks is reported as a component of surplus.

Investments in subsidiaries are carried on the equity basis with unrealized changes in value recorded in surplus and dividends received recorded in investment income.

•	Contract loans are carried at their unpaid balance. Contract loans are fully collateralized by the cash surrender value of the associated insurance policy.

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Short-term investments include all investments whose remaining maturities, at the time of acquisition, are three months to one year. Cash equivalent investments include all investments whose remaining maturities, at the time of acquisition, are three months or less. Both short-term and cash equivalent investments, excluding money market mutual funds, are stated at amortized cost, which approximates fair value. Cash equivalent investments also include highly liquid money market funds that are traded in an active market and are carried at fair value.

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The Company enters into reverse repurchase agreements with third party broker-dealers for the purpose of enhancing the total return on its investment portfolio. The repurchase trading strategy involves the purchase of securities, with a simultaneous agreement to resell similar securities at a future date at an agreed-upon price. Securities purchased under these agreements are accounted for as secured borrowings, and are reported at amortized cost in cash, cash equivalents and short-term investments.

Under these tri-party repurchase agreements, the designated custodian takes possession of the underlying collateral on the Company’s behalf, which is required to be cash or government securities. The fair value of the securities is monitored and additional collateral is obtained, where appropriate, to protect against credit exposure. The collateral cannot be sold or repledged and has not been recorded on the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus.

The Company enters into dollar repurchase agreements with third party broker-dealers. The Company does not enter into these types of transactions for liquidity purposes, but rather for yield enhancement on its investment portfolio. The dollar repurchase trading strategy involves the sale of securities, with a simultaneous agreement to repurchase similar securities at a future date at an agreed-upon price. If the assets to be repurchased are the same, or substantially the same, as the assets transferred, the transactions are accounted for as secured borrowings. Transactions that do not meet the secured borrowing requirements are accounted for as bond purchases and sales. Proceeds of the sale are reinvested in other securities and may enhance the current yield and total return. The difference between the sales price and the future repurchase price is recorded as an adjustment to net investment income. During the period between the sale and repurchase, the Company will not be entitled to receive interest and principal payments on the securities sold. Losses may arise from changes in the value of the securities or if the counterparty enters bankruptcy proceedings or becomes insolvent. In such cases, the Company’s right to

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repurchase the security may be restricted. Amounts owed to brokers under these arrangements are included as a liability in repurchase agreements.

The Company participates in a securities lending program in which the Company lends securities that are held as part of its general account investment portfolio to third parties. The Company does not enter into these types of transactions for liquidity purposes, but rather for yield enhancement on its investment portfolio. The borrower can return and the Company can request the loaned securities be returned at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest received on such securities during the loan term. Securities lending transactions are accounted for as secured borrowings. The securities on loan are included within bonds and short-term investments in the accompanying Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus. The securities lending agent indemnifies the Company against borrower risk, meaning that the lending agent agrees contractually to replace securities not returned due to a borrower default. The Company generally requires initial cash collateral in an amount greater than or equal to 102% of the fair value of domestic securities loaned and 105% of foreign securities loaned. Such collateral is used to replace the securities loaned in event of default by the borrower. Some cash collateral is reinvested in money market funds or short-term repurchase agreements which are also collateralized by U.S. Government or U.S. Government Agency securities. Reinvested cash collateral is reported in securities lending reinvested collateral assets, with a corresponding liability in payable for securities lending collateral. Collateral that cannot be sold or repledged is excluded from the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus.

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Surplus notes, which are recorded in other invested assets, are carried at statutory carrying value in accordance with the NAIC designation of the security. Carrying value is amortized cost, unless the surplus note is designated a NAIC three to six, in which case it is reported at the lower of amortized cost or fair value.

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The Company’s OTTI accounting policy requires that a decline in the value of a bond below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. An OTTI is recorded (a) if it is probable that the Company will be unable to collect all amounts due according to the contractual terms in effect at the date of acquisition, (b) if the Company has the intent to sell the investment or (c) for non-interest related declines in value and where the Company does not have the intent and ability at the reporting date, to hold the bond until its recovery. Management considers a wide range of factors, as described below, regarding the bond issuer and uses its best judgment in evaluating the cause of the decline in its estimated fair value and in assessing the prospects for near-term recovery. Inherent in management’s evaluation of the bond are assumptions and estimates about the operations and ability to generate future cash flows. While all available information is taken into account, it is difficult to predict the ultimate recoverable amount from a distressed or impaired bond.

Considerations used by the Company in the impairment evaluation process include, but are not limited to, the following:

•	The extent to which estimated fair value is below cost;
•	Whether the decline in fair value is attributable to specific adverse conditions affecting a particular instrument, its issuer, an industry or geographic area;
•	The length of time for which the estimated fair value has been below cost;
•	Downgrade of a bond investment by a credit rating agency;
•	Deterioration of the financial condition of the issuer;
•	The payment structure of the bond investment and the likelihood of the issuer being able to make payments in the future; and
•	Whether dividends have been reduced or eliminated or scheduled interest payments have not been made.

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For loan-backed and structured securities, if management does not intend to sell the bond and has the intent and ability to hold the bond until recovery of its amortized cost basis, but the present value of the cash flows expected to be collected (discounted at the effective interest rate implicit in the bond prior to impairment) is less than the amortized cost basis of the bond (referred to as the non-interest loss portion), an OTTI is considered to have occurred. In this instance, total OTTI is bifurcated into two components: the amount related to the non-interest loss is recognized in current period earnings through realized capital gains (losses); and the amount attributed to other factors does not have any financial impact and is disclosed only in the notes to the statutory financial statements. The calculation of expected cash flows utilized during the impairment evaluation process are determined using judgment and the best information available to the Company including default rates, credit ratings, collateral characteristics and current levels of subordination.

For bonds not backed by other loans or assets, if management does not intend to sell the bond and has the intent and ability to hold but does not expect to recover the entire cost basis, an OTTI is considered to have occurred. A charge is recorded in net realized capital gains (losses) equal to the difference between the fair value and cost or amortized cost basis of the bond. After the recognition of an OTTI, the bond is accounted for as if it had been purchased on the measurement date of the OTTI, with an amortized cost basis equal to the previous amortized cost basis less the OTTI recognized in net income. The difference between the new amortized cost basis and the expected future cash flows is accreted into net investment income. The Company continues to estimate the present value of cash flows expected to be collected over the life of the bond.

Fair value

Certain assets and liabilities are recorded at fair value on the Company’s Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company categorizes its assets and liabilities measured at fair value into a three level hierarchy, based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Company’s assets and liabilities have been categorized based upon the following fair value hierarchy:

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Level 1 inputs which are utilized for general and separate account assets and liabilities, utilize observable, quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date. Financial assets utilizing Level 1 inputs include certain mutual funds.

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Level 2 inputs utilize other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs, which are utilized for general and separate account assets and liabilities, include quoted prices for similar assets and liabilities in active markets and inputs, other than quoted prices, that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals. The fair values for some Level 2 securities are obtained from pricing services. The inputs used by the pricing services are reviewed at least quarterly or when the pricing vendor issues updates to its pricing methodology. For general and separate account assets and liabilities, inputs include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Additional inputs utilized for assets and liabilities classified as Level 2 are:

○	Derivative instruments - trading activity, swap curves, credit spreads, currency volatility, net present value of cash flows and news sources.

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Separate account assets and liabilities - various index data and news sources, amortized cost (which approximates fair value), trading activity, swap curves, credit spreads, recovery rates, restructuring, net present value of cash flows

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and quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

•

Level 3 inputs are unobservable and include situations where there is little, if any, market activity for the asset or liability. In general, the prices of Level 3 securities are obtained from single broker quotes and internal pricing models. If the broker’s inputs are largely unobservable, the valuation is classified as a Level 3. Broker quotes are validated through an internal analyst review process, which includes validation through known market conditions and other relevant data, as noted below. Internal models are usually cash flow based utilizing characteristics of the underlying collateral of the security such as default rate and other relevant data.

The fair value of certain investments in the separate accounts and limited partnerships are estimated using net asset value per share as a practical expedient and are excluded from the fair value hierarchy levels in Note 5. These net asset values are based on the fair value of the underlying investments, less liabilities.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls has been determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability.

Overall, transfers between levels are attributable to a change in the observability of inputs. Assets and liabilities are transferred to a lower level in the hierarchy when a significant input cannot be corroborated with market observable data. This may occur when market activity decreases and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred to a higher level in the hierarchy when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity including recent trades, a specific event, or one or more significant input(s) becoming observable.

In some instances, securities are priced using external broker quotes. In most cases, when broker quotes are used as pricing inputs, more than one broker quote is obtained. External broker quotes are reviewed internally by comparing the quotes to similar securities in the public market and/or to vendor pricing, if available. Additionally, external broker quotes are compared to market reported trade activity to ascertain whether the price is reasonable, reflective of the current market prices, and takes into account the characteristics of the Company’s securities.

Derivative financial instruments

The Company enters into derivative transactions which include the use of interest rate swaps, interest rate swaptions, cross-currency swaps, foreign currency forwards, U.S. government treasury futures contracts, Eurodollar futures contracts, futures on equity indices and interest rate swap futures. The Company uses these derivative instruments to manage various risks, including interest rate and foreign currency exchange rate risk associated with its invested assets and liabilities. Derivative instruments are not used for speculative reasons. Certain of the Company’s over-the-counter (“OTC”) derivatives are cleared and settled through a central clearing counterparty while others are bilateral contracts between the Company and a counterparty.

Derivatives are reported as other invested assets or other liabilities. Although some derivatives are executed under a master netting arrangement, the Company does not offset in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus the carrying value of those derivative instruments and the related cash collateral or net derivative receivables and payables executed with the same counterparty under the same master netting arrangement. Derivatives that qualify for hedge accounting treatment are valued using the valuation method (either amortized cost or fair value) consistent with the underlying hedged asset or liability. At inception of a derivative transaction, the hedge relationship and risk management objective is documented and the

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

designation of the derivative is determined based on specific criteria of the transaction. Derivatives where hedge accounting is either not elected, or that are not eligible for hedge accounting, are stated at fair value with changes in fair value recognized in unassigned surplus in the period of change. Investment gains and losses generally result from the termination of derivative contracts prior to expiration and are generally recognized in net income and may be subject to IMR.

The Company uses derivative financial instruments for risk management purposes associated with certain invested assets and policy liabilities. Derivatives are used to (a) hedge the economic effects of interest rate and stock market movements on the Company’s guaranteed lifetime withdrawal benefit (“GLWB”) liability, (b) hedge the economic effect of a large increase in interest rates on the Company’s general account life insurance, group pension liabilities and certain separate account life insurance liabilities, (c) hedge the economic risks of other transactions such as future asset acquisitions or dispositions, the timing of liability pricing, currency risks on non-U.S. dollar denominated assets, and (d) convert floating rate assets or debt obligations to fixed rate assets or debt obligations for asset/liability management purposes.

The Company controls the credit risk of its derivative contracts through credit approvals, limits, monitoring procedures and in many cases, requiring collateral. The Company’s exposure is limited to the portion of the fair value of derivative instruments that exceeds the value of the collateral held and not to the notional or contractual amounts of the derivatives.

Derivatives in a net asset position may have cash or securities pledged as collateral to the Company in accordance with the collateral support agreements with the counterparty. This collateral is held in a custodial account for the benefit of the Company. Unrestricted cash collateral is included in other assets and the obligation to return it is included in other liabilities. The cash collateral is reinvested in a government money market fund. Securities pledged to the Company generally consist of U.S. government or U.S. government agency securities and are not recorded on the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus.

Cash collateral pledged by the Company is included in other assets.

The Company may purchase a financial instrument that contains a derivative embedded in the financial instrument. Contracts that do not in their entirety meet the definition of a derivative instrument, may contain “embedded” derivative instruments implicit or explicit terms that affect some or all of the cash flows or the value of other exchanges required by the contract in a manner similar to a derivative instrument. An embedded derivative instrument shall not be separated from the host contract and accounted for separately as a derivative instrument.

Funds held or deposited with reinsured companies

Funds held by reinsurers are receivables from ceding entities. Interest earned on the funds withheld receivable are included as a component of aggregate write-ins for miscellaneous income.

Goodwill

Goodwill, resulting from acquisitions of subsidiaries that are reported in common stock and other invested assets, is amortized to unrealized capital gains/(losses) over the period in which the Company benefits economically, not to exceed ten years. Goodwill resulting from assumption reinsurance is reported in goodwill and is amortized to other insurance expenses over the period in which the Company benefits economically, not to exceed ten years. Admissible goodwill is limited in the aggregate to 10% of the Company’s adjusted capital and surplus. The Company tests goodwill for impairment annually or more frequently if events or circumstances indicate that there may be justification for conducting an interim test. If the carrying value of goodwill exceeds its fair value, the excess is recognized as impairment and recorded as a realized loss in the period in which the impairment is identified. There were no impairments of goodwill recognized during the years ended December 31, 2020, 2019 and 2018.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

Reinsurance

Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reserves are based on the terms of the reinsurance contracts and are consistent with the risks assumed. Life contract premiums and benefits ceded to other companies have been reported as a reduction of the premium revenue and benefit expense. Life contract premiums and benefits assumed from other companies have been reported as an increase in premium revenue and benefit expense. Invested assets and reserved ceded or assumed on deposit type contracts are accounted for using deposit accounting. The Company establishes a receivable for amounts due from reinsurers for claims paid and other amounts recoverable under the terms of the reinsurance contract.

Cash value of company owned life insurance

The Company is the owner and beneficiary of life insurance policies which are included in Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus at their cash surrender values. At December 31, 2020, the investments underlying variable life insurance policies utilize various fund structures, with underlying investment characteristics of 23% equity, 42% fixed income, 32% cash and short terms, and 3% other. At December 31, 2019, the investments underlying variable life insurance policies utilize various fund structures, with underlying investment characteristics of 9% equity, 34% fixed income, and 57% cash and short terms.

Net investment income

Interest income from bonds is recognized when earned. Interest income on contract loans is recognized in net investment income at the contract interest rate when earned. All investment income due and accrued with amounts that are deemed uncollectible or that are over 90 days past due, including mortgage loans in default (“in process of foreclosure”), is not included in investment income. Amounts over 90 days past due are non-admitted assets and are recorded as a reduction to unassigned surplus. Real estate due and accrued income is excluded from net investment income if its collection is uncertain.

Net realized capital gains (losses)

Realized capital gains and losses are reported as a component of net income and are determined on a specific identification basis. Interest-related gains and losses are primarily subject to IMR, while non-interest related gains and losses are primarily subject to AVR. Realized capital gains and losses also result from the termination of derivative contracts prior to expiration and may be subject to IMR.

Policy reserves

Life insurance and annuity policy reserves with life contingencies are computed on the basis of statutory mortality and interest requirements and without consideration for withdrawals. Annuity contract reserves without life contingencies are computed on the basis of statutory interest requirements.

Policy reserves for life insurance are valued in accordance with the provision of applicable statutory regulations. Life insurance reserves are determined principally using the Commissioner’s Reserve Valuation Method, using the statutory mortality and interest requirements, without consideration for withdrawals. Some policies contain a surrender value in excess of the reserve as legally computed. This excess is calculated and recorded on a policy-by-policy basis.

Premium stabilization reserves are calculated for certain policies to reflect the Company’s estimate of experience refunds and interest accumulations on these policies. The reserves are invested by the Company. The income earned on these investments is accumulated in this reserve and is used to mitigate future premium rate increases for such policies.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

Policy and contract claims include provisions for reported life and health claims in process of settlement, valued in accordance with the terms of the related policies and contracts, as well as provisions for claims incurred but not reported based primarily on prior experience of the Company. As such, amounts are estimates, and the ultimate liability may differ from the amount recorded. Any changes in estimates will be reflected in the results of operations when additional information becomes known.

The liabilities for health claim reserves are determined using historical run-out rates, expected loss ratios and statistical analysis. The Company provides for significant claim volatility in areas where experience has fluctuated. The liabilities represent estimates of the ultimate net cost of all reported and unreported claims which are unpaid at year-end. Those estimates are subject to considerable variability in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.

Premium, fee income and expenses

Life insurance premiums are recognized when due. Annuity considerations are recognized as revenue when received. Accident and health premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Life and accident and health insurance premiums received in advance are recorded as a liability and recognized as income when the premiums become earned. Fees from assets under management, assets under administration, shareholder servicing, mortality and expense risk charges, administration and record-keeping services and investment advisory services are recognized when earned in fee income or other income. Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

Income taxes

The Company is included in the consolidated federal income tax return of Lifeco U.S. The federal income tax expense reported in the Statutory Statements of Operations represent income taxes provided on income that is currently taxable, excluding tax on net realized capital gains and losses. A net deferred tax asset is included in the Statutory Statement of Admitted Assets, Liabilities, Capital and Surplus which is recorded using the asset and liability method in which deferred tax assets and liabilities are recorded for expected future tax consequences of events that have been recognized in either the Company’s statutory financial statements or tax returns. Deferred income tax assets are subject to limitations prescribed by statutory accounting principles. The change in deferred income taxes is treated as a component of the change in unassigned funds.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

2. Accounting Changes

Changes in Accounting Principles

In 2009, the NAIC introduced Principle-Based Reserving (“PBR”) as a new method for calculating life insurance policy reserves. In cases where the PBR reserve is higher, it will replace the historic formulaic measure with one that more accurately reflects the risks of highly complex products. PBR is effective for 2017; however, companies are permitted to delay implementation until January 1, 2020. The Company adopted this standard on January 1, 2020, which did not have a material effect on the Company’s financial statements.

In 2020, SAPWG adopted a revised SSAP 32R, Preferred Stock, and a corresponding Issue Paper No. 164, Preferred Stock. The revised SSAP improves the definition of preferred stock, revises the measurement guidance based on the type and terms of preferred stock held, and clarifies the impairment and dividend recognition guidance. The standard was adopted with an effective date of January 1, 2021 with early adoption permitted. The Company early adopted this revision and the adoption of this standard did not have a material effect on the Company’s financial statements.

3. Related Party Transactions

In the normal course of business the Company enters into agreements with related parties whereby it provides and/or receives record-keeping services, investment advisory services, and tax-related services, as well as corporate support services which include general and administrative services, information technology services, sales and service support and marketing services. The following table presents revenue earned, expenses incurred and expense reimbursement from insurance and non-insurance related parties for services provided and/or received pursuant to the service agreements. These amounts, in accordance with the terms of the contracts, are based upon market price, estimated costs incurred or resources expended as determined by number of policies, certificates in-force, administered assets or other similar drivers.

On January 1, 2020, the Company and its subsidiaries implemented an organizational change to simplify its corporate structure and affiliated transactions. The transaction included the following changes impacting the Company:

•	Substantially all employees of GWL&A and its other subsidiaries were transferred to the Empower.

•	Empower assumed all recordkeeping related revenues either by direct assignment of contracts or through a transition services agreement between Empower, GWL&A, and GWL&A’s subsidiaries.

•	Substantially all vendor contracts were assigned to Empower.

•	Empower entered into an administrative services agreement whereby it provides corporate and other shared services to GWL&A and its affiliates and is reimbursed for expenses incurred.

•

Empower acquired assets and assumed liabilities from GWL&A and GWL&A’s subsidiaries including furniture, equipment, and software, deferred contract costs, certain other current assets including prepaid assets, and certain other liabilities including employee-related benefit and payroll liabilities and GWL&A’s post-retirement medical plan. The assets acquired and liabilities assumed by Empower were settled in cash based on their value under International Financial Reporting Standards (“IFRS”). Any differences between the value of the assets and liabilities on an IFRS basis and a Statutory basis were settled by dividends or capital contributions between entities.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

		Year Ended December 31,			Financial
Description	Related party	2020	2019	2018	statement line

Provides corporate support service	Insurance affiliates: Great-West Life & Annuity Insurance Company of New York (“GWL&A NY”)(1),The Canada Life Assurance Company (“CLAC”)(2) and Great-West Life Assurance Company (“Great-West Life”)(2)	$(14,626)	$(23,958)	$(15,522)	Other insurance benefits and expenses
	Non-insurance affiliates: Empower(1), Advised Assets Group, LLC (“AAG”)(1), Great-West Capital Management, LLC (“GWCM”)(1), Great-West Trust Company, LLC (“GWTC”)(1), GWFS Equities, Inc. (“GWFS”)(1),Great-West Financial Retirement Plan Services (“Great-West RPS”)(1) and MAM Holding Inc. (2)	—	(151,179)	(142,424)
	Total	(14,626)	(175,137)	(157,946)

Receives corporate support services	Non-insurance affiliate: Empower(1)	332,652	—	—	Other insurance benefits and expenses
Provides recordkeeping fees under temporary service agreement for recordkeeping agreements not yet transferred to Empower	Non-insurance affiliate: Empower(1)	(194,795)	—	—	Fee income
Receives commissions under temporary service agreement for recordkeeping agreements not yet transferred to Empower	Non-insurance and insurance affiliates: Empower(1), GWL&A NY (1)	(77,139)	—	—	Commissions

Provides marketing, distribution and administrative services to certain underlying funds and/or mutual funds	Non-insurance affiliate: GWFS(1)	7,101	172,702	198,976	Other income

Provides record-keeping services	Non-insurance affiliates: GWTC(1)	—	45,101	38,200	Other income

	Non-insurance related party: Great-West Funds(4)	20,506	61,194	65,281

	Total	20,506	106,295	103,481
Receives record-keeping services	Insurance affiliate: GWL&A NY(1)	(1,460)	(2,328)	(2,551)	Other income
	Non-insurance affiliates: Empower(1)and GWTC(1)	(15,339)	(388,302)	(342,803)
	Total	(16,799)	(390,630)	(345,354)

Receives custodial services	Non-insurance affiliate: GWTC(1)	—	(13,526)	(12,410)	Other income

Receives reimbursement from tax sharing indemnification related to state and local tax liabilities	Non-insurance affiliate: Putnam Investments LLC (“Putnam”) (3)	16,282	9,733	9,140	Other income
(1) A wholly-owned subsidiary of GWL&A

(2) An indirect wholly-owned subsidiary of Lifeco

(3) A wholly-owned subsidiary of Lifeco U.S.

(4) An open-end management investment company, a related party of GWL&A

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The Company’s separate accounts invest in shares of Great-West Funds, Inc. and Putnam Funds, which are affiliates of the Company and shares of other non-affiliated mutual funds and government and corporate bonds. The Company’s separate accounts include mutual funds or other investment options that purchase guaranteed interest annuity contracts issued by the Company. During the years ended December 31, 2020, 2019 and 2018, these purchases totaled $330,974, $224,708 and $169,857 respectively. As the general account investment contracts are also included in the separate account balances in the accompanying statutory statements of admitted assets, liabilities, capital and surplus, the Company has included the separate account assets and liabilities of $249,802 and $288,076 at December 31, 2020 and 2019, respectively, which is also included in the assets and liabilities of the general account at those dates.

During June of 2018, the Company invested $35,000 to fund the initial creation of five mutual funds offered by its subsidiary, GWCM. When the funds met certain targets for customer investment, the Company began redeeming its interests. The remaining investments were $17,679 and $15,546 at December 31, 2020 and 2019, respectively.

The following table summarizes amounts due from parent and affiliates:

			December 31,

Related party	Indebtedness	Due date	2020	2019

Empower(1)	On account	On demand	$46,104	$—

GWFS(1)	On account	On demand	34,743	34,625

CLAC(2)	On account	On demand	—	11,630

GWTC(1)	On account	On demand	290	7,807

AAG(1)	On account	On demand	—	5,141

GWCM(1)	On account	On demand	—	1,610

GWL&A NY(1)	On account	On demand	214	1,470

Great-West RPS(1)	On account	On demand	3	700

Great-West South Carolina (“GWSC”)(1)	On account	On demand	7,351	509

Putnam(3)	On account	On demand	4,951	103

Other related party receivables	On account	On demand	928	—

Total			$94,584	$63,595

(1) A wholly-owned subsidiary of GWL&A

(2) An indirect wholly-owned subsidiary of Lifeco

(3) A wholly-owned subsidiary of Lifeco U.S.

The following table summarizes amounts due to parent and affiliates:

			December 31,

Related party	Indebtedness	Due date	2020	2019

Empower(1)	On account	On demand	$—	$76,024

CLAC(2)	On account	On demand	683	917

Personal Capital Corporation(1)	On account	On demand	15,473	—

Other related party payables	On account	On demand	422	672

Total			$16,578	$77,613

(1) A wholly-owned subsidiary of GWL&A

(2) An indirect wholly-owned subsidiary of Lifeco

Included in current federal income taxes recoverable at December 31, 2020 and 2019 is $73,029 and $45,900, respectively, of income tax receivable from Lifeco U.S. related to the consolidated income tax return filed by Lifeco U.S.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The Company received/(paid) cash payments of $12,506, $2,727 and ($42,577) from its subsidiary, GWSC, in 2020, 2019 and 2018 respectively, under the terms of its tax sharing agreement. The amount paid in 2018 is for the utilization of GWSC’s operating loss carryforward amounts which were fully utilized as of that year. Additionally, during the years ended December 31, 2020, 2019 and 2018, the Company received interest income of $1,661, $2,085 and $2,527 respectively, from GWSC relating to the tax sharing agreement.

During the year ended December 31, 2020, the Company received dividends and return of capital of $142,500 and $7,000, respectively, from its subsidiaries, the largest being $61,000 from AAG. During the year ended December 31, 2019, the Company received dividends and return of capital of $108,803 and $12,497, respectively, from its subsidiaries, the largest being $40,000 from Empower. During the year ended December 31, 2018, the Company received dividends and return of capital of $106,000 and $680 respectively, from its subsidiaries, the largest being $42,000 from AAG.

During the years ended December 31, 2020 and 2019, the Company paid cash dividends to GWL&A Financial in the amounts of $357,752 and $639,801 respectively.

The Company and GWL&A NY have an agreement whereby the Company has committed to provide GWL&A NY financial support related to the maintenance of adequate regulatory surplus and liquidity.

4. Summary of Invested Assets

Investments in bonds consist of the following:

	December 31, 2020
	Book/adjusted carrying value	Gross unrealized gains	Gross unrealized losses	Fair value

U.S. government	$159,577	$1,744	$226	$161,095

All other governments	11,113	—	—	11,113

U.S. states, territories and possessions	654,122	97,055	—	751,177

Political subdivisions of states and territories	378,996	23,006	—	402,002

Industrial and miscellaneous	18,019,556	916,950	13,489	18,923,017

Parent, subsidiaries and affiliates	6,433	—	—	6,433

Hybrid securities	151,305	1,800	9,372	143,733

Loan-backed and structured securities	6,330,981	156,801	12,050	6,475,732

Total bonds	$25,712,083	$1,197,356	$35,137	$26,874,302

	December 31, 2019
	Book/adjusted carrying value	Gross unrealized gains	Gross unrealized losses	Fair value

U.S. government	$11,076	$1,446	$—	$12,522

U.S. states, territories and possessions	656,713	85,867	—	742,580

Political subdivisions of states and territories	204,355	18,098	—	222,453

Industrial and miscellaneous	8,024,719	453,056	2,842	8,474,933

Parent, subsidiaries and affiliates	10,810	—	—	10,810

Hybrid securities	165,032	147	14,831	150,348

Loan-backed and structured securities	4,730,820	77,213	11,915	4,796,118

Total bonds	$13,803,525	$635,827	$29,588	$14,409,764

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The book/adjusted carrying value and estimated fair value of bonds and assets receiving bond treatment, based on estimated cash flows, are shown in the table below. Actual maturities will likely differ from these projections because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	December 31, 2020
	Book/adjusted carrying value	Fair value

Due in one year or less	$1,359,756	$1,374,606

Due after one year through five years	6,086,988	6,430,238

Due after five years through ten years	8,531,983	8,990,876

Due after ten years	4,257,648	4,458,122

Loan-backed and structured securities	6,330,981	6,475,732

Total bonds	$26,567,356	$27,729,574

Loan-backed and structured securities include those issued by U.S. government and U.S. agencies.

The following table summarizes information regarding the sales of securities:

	Years ended December 31,
	2020	2019 2018

Consideration from sales	$15,627,075	$18,741,779	$12,788,008

Gross realized gains from sales	81,504	511,103	32,672

Gross realized losses from sales	7,045	46,129	30,960

At December 31, 2019, consideration from sales include securities transferred to Protective as part of the Protective transaction (see Note 9 for additional information).

Unrealized losses on bonds

The following tables summarize gross unrealized investment losses including the non-credit-related portion of OTTI losses, by class of investment:

	December 31, 2020
	Less than twelve months		Twelve months or longer		Total
Bonds:	Fair value	Unrealized loss and OTTI	Fair value	Unrealized loss and OTTI	Fair value	Unrealized loss and OTTI

U.S. government	$149,402	$226	$—	$—	$149,402	$226

Industrial and miscellaneous	1,216,567	13,291	246,659	12,808	1,463,226	26,099

Hybrid securities	23,981	1,199	77,882	8,173	101,863	9,372

Loan-backed and structured securities	672,983	7,412	314,125	6,800	987,108	14,212

Total bonds	$2,062,933	$22,128	$638,666	$27,781	$2,701,599	$49,909

Total number of securities in an unrealized loss position		168		47		215

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

	December 31, 2019
	Less than twelve months		Twelve months or longer		Total
Bonds:	Fair value	Unrealized loss and OTTI	Fair value	Unrealized loss and OTTI	Fair value	Unrealized loss and OTTI

Industrial and miscellaneous	435,115	2,113	620,988	36,363	1,056,103	38,476

Hybrid securities	12,402	93	116,868	14,739	129,270	14,832

Loan-backed and structured securities	745,246	4,367	585,239	9,796	1,330,485	14,163

Total bonds	$1,192,763	$6,573	$1,323,095	$60,898	$2,515,858	$67,471

Total number of securities in an unrealized loss position		95		102		197

Bonds - Total unrealized losses and OTTI decreased by $17,562, or 26%, from December 31, 2019 to December 31, 2020. The decrease in unrealized losses was in industrial and miscellaneous as well as hybrid securities, and was primarily driven by higher valuations as a result of lower interest rates at December 31, 2020 compared to December 31, 2019. This decrease was offset by increases in the less than twelve month category of all asset categories, and reflects an increase in interest rates during fourth quarter of 2020 resulting in lower valuations of these bonds.

Total unrealized losses greater than twelve months decreased by $33,117 from December 31, 2019 to December 31, 2020. Industrial and miscellaneous account for 46%, or $12,808 of the unrealized losses and OTTI greater than twelve months at December 31, 2020. The majority of these bonds continue to be designated as investment grade. Management does not have the intent to sell these assets; therefore, an OTTI was not recognized in net income.

Loan-backed and structured securities account for 24%, or $6,800, of the unrealized losses and OTTI greater than twelve months at December 31, 2020. Of the $6,800 of unrealized losses and OTTI over twelve months on loan-backed and structured securities, 94% or $6,412 are on securities which continue to be designated as investment grade. The present value of cash flows expected to be collected is not less than amortized cost and management does not have the intent to sell these assets; therefore, an OTTI was not recognized in net income.

Loan-backed and structured securities

The Company had a concentration in loan-backed and structured securities of 16% and 21% of total invested assets at December 31, 2020 and 2019, respectively.

Derivative financial instruments

Derivative transactions are generally entered into pursuant to International Swaps and Derivatives Association (“ISDA”) Master Agreements with approved counterparties that provide for a single net payment to be made by one party to the other on a daily basis, periodic payment dates, or at the due date, expiration, or termination of the agreement.

The ISDA Master Agreements contain provisions that would allow the counterparties to require immediate settlement of all derivative instruments in a net liability position if the Company were to default on any debt obligations over a certain threshold. The aggregate fair value, inclusive of accrued income and expense, of derivative instruments with credit-risk-related contingent features that were in a net liability position was $128,238 and $68,046 as of December 31, 2020 and 2019, respectively. The Company had pledged collateral related to these derivatives of $7,181 and $5,022 as of December 31, 2020 and 2019, respectively, in the normal course of business. If the credit-risk-related contingent features were triggered on December 31, 2020 the fair value of assets that could be required to settle the derivatives in a net liability position was $121,057.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

At December 31, 2020 and 2019, the Company had pledged $7,181 and $5,022, respectively, of unrestricted cash collateral to counterparties in the normal course of business, while other counterparties had pledged $54,302 unrestricted cash and securities collateral and $71,130 of unrestricted cash collateral to the Company to satisfy collateral netting arrangements, respectively.

At December 31, 2020 and 2019, the Company had pledged U.S. Treasury bills in the amount of $5,334 and $2,331, respectively, with a broker as collateral for futures contracts.

Types of derivative instruments and derivative strategies

Interest rate contracts

Cash flow hedges

Interest rate swap agreements are used to convert the interest rate on certain debt securities and debt obligations from a floating rate to a fixed rate.

Not designated as hedging instruments

The Company enters into certain transactions in which derivatives are hedging an economic risk but hedge accounting is either not elected or the transactions are not eligible for hedge accounting. These derivative instruments include: exchange-traded interest rate swap futures, OTC interest rate swaptions, OTC interest rate swaps, exchange-traded Eurodollar interest rate futures and treasury interest rate futures. Certain of the Company’s OTC derivatives are cleared and settled through a central clearing counterparty while others are bilateral contracts between the Company and a counterparty.

The derivative instruments mentioned above are economic hedges and used to manage risk. These transactions are used to offset changes in liabilities including those in variable annuity products, hedge the economic effect of a large increase in interest rates, manage the potential variability in future interest payments due to a change in credited interest rates and the related change in cash flows due to increased surrenders, and manage interest rate risks of forecasted acquisitions of bonds and forecasted liability pricing.

Foreign currency contracts

Cross-currency swaps and foreign currency forwards are used to manage the foreign currency exchange rate risk associated with investments denominated in other than U.S. dollars. The Company uses cross-currency swaps to convert interest and principal payments on foreign denominated debt instruments into U.S. dollars. Cross-currency swaps may be designated as cash flow hedges; however, some are not eligible for hedge accounting. The Company uses foreign currency forwards to reduce the risk of foreign currency exchange rate changes on proceeds received on sales of foreign denominated debt instruments; however, hedge accounting is not elected.

Equity contracts

The Company uses futures on equity indices to offset changes in GLWB liabilities; however, they are not eligible for hedge accounting.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The following tables summarize derivative financial instruments:

	December 31, 2020
	Notional amount	Net book/adjusted carrying value (1)	Fair value (2)

Hedge designation/derivative type:

Derivatives designated as hedges:

Cash flow hedges:

Interest rate swaps	$22,300	$—	$10,705

Cross-currency swaps	875,569	(4,071)	9,352

Total derivatives designated as hedges	897,869	(4,071)	20,057

Derivatives not designated as hedges:

Interest rate swaps	1,040,944	11,326	11,449

Futures on equity indices	2,957	1,172	1

Interest rate futures	10,500	4,162	—

Interest rate swaptions	174,000	34	34

Cross-currency swaps	541,142	23,084	21,234

Foreign currency forwards	1,510,024	(26)	(26)

Total derivatives not designated as hedges	3,279,567	39,752	32,692

Total cash flow hedges, and derivatives not designated as hedges	$4,177,436	$35,681	$52,749

(1) The book/adjusted carrying value excludes accrued income and expense. The book/adjusted carrying value of all derivatives in an asset position is reported within other invested assets and the book/adjusted carrying value of all derivatives in a liability position is reported within other liabilities in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus.

(2) The fair value includes accrued income and expense.

	December 31, 2019
	Notional amount	Net book/adjusted carrying value (1)	Fair value (2)

Hedge designation/derivative type:

Derivatives designated as hedges:

Cash flow hedges:

Interest rate swaps	$22,300	$—	$8,385

Cross-currency swaps	880,490	35,372	38,370

Total cash flow hedges	902,790	35,372	46,755

Derivatives not designated as hedges:

Interest rate swaps	933,930	2,078	1,487

Futures on equity indices	6,890	545	(17)

Interest rate futures	22,600	1,786	2

Interest rate swaptions	186,550	20	20

Cross-currency swaps	541,142	21,894	20,442

Total derivatives not designated as hedges	1,691,112	26,323	21,934

Total cash flow hedges and derivatives not designated as hedges	$2,593,902	$61,695	$68,689

(1) The book/adjusted carrying value excludes accrued income and expense. The book/adjusted carrying value of all derivatives in an asset position is reported within other invested assets and the book/adjusted carrying value of all derivatives in a liability position is reported within other liabilities in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus.

(2) The fair value includes accrued income and expense.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The following table presents net unrealized gains/(losses) on derivatives not designated as hedging instruments as reported in the Statutory Statements of Changes in Capital and Surplus:

	Net unrealized gain (loss) on derivatives recognized in surplus
	Year Ended December 31,
	2020	2019	2018

Derivatives not designated as hedging instruments:

Interest rate swaps	$7,306	$13,954	$(8,039)

Interest rate swaptions	180	123	198

Futures on equity indices	94	(241)	297

Interest rate futures	6	(132)	159

Cross-currency swaps	(3,975)	(8,396)	32,525

Foreign currency forwards	(20)	—	—

Total	$3,591	$5,308	$25,140

Securities lending

Securities with a cost or amortized cost of $199,546 and $296,583, and estimated fair values of $201,848 and $297,018 were on loan under the program at December 31, 2020 and 2019, respectively.

The following table summarizes securities on loan by category:

	December 31,		December 31,
	2020		2019
	Book/adjusted carrying value	Fair value	Book/adjusted carrying value	Fair value

Hybrid securities	$—	$—	$2,224	$2,028

Industrial and miscellaneous	78,553	80,855	15,734	16,365

U.S. government	120,993	120,993	278,625	278,625

	$199,546	$201,848	$296,583	$297,018

The Company’s securities lending agreements are open agreements meaning the borrower can return and the Company can recall the loaned securities at any time.

The Company received cash of $206,811 and $303,282 as collateral at December 31, 2020 and 2019, respectively. This cash was reinvested into money market funds and short-term repurchase agreements which are collateralized by U.S. government or U.S. government agency securities and mature in under 30 days.

Reverse repurchase agreements

The Company had short-term reverse repurchase agreements with book/adjusted carrying values of $2,900 and $3,300 at December 31, 2020 and December 31, 2019, respectively, with maturities of 2 days to 1 week. The fair value of securities acquired under the tri-party agreement and held on the Company’s behalf was $2,958 and $3,366 at December 31, 2020 and December 31, 2019, respectively.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

Restricted assets

The following tables summarize investments on deposit or trust accounts controlled by various state insurance departments in accordance with statutory requirements as well as other deposits and collateral pledged by the Company:

	December 31, 2020
	Gross (Admitted & Non-admitted) Restricted									Percentage
	Total General Account (G/A)	G/A Supporting S/A Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	Total	Total From Prior Year	Increase/ (Decrease)	Total Non- admitted Restricted	Total Admitted Restricted	Gross (Admitted & Non- admitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Restricted Asset Category:

Collateral held under security lending arrangements	$206,811	$—	$—	$—	$206,811	$303,282	$(96,471)	$—	$206,811	0.27%	0.28%

Subject to reverse repurchase agreements	2,900	—	—	—	2,900	3,300	(400)	—	2,900	0.00%	0.00%

FHLB capital stock	500	—	—	—	500	—	500	—	500	0.00%	0.00%

On deposit with states	4,264	—	—	—	4,264	4,294	(30)	—	4,264	0.01%	0.01%

On deposit with other regulatory bodies	554	—	—	—	554	579	(25)	—	554	0.00%	0.00%

Pledged as collateral not captured in other categories:

Futures margin deposits	5,334	—	1,411	—	6,745	2,330	4,415	—	6,745	0.01%	0.01%

Derivative cash collateral	7,181	—	271	—	7,452	5,022	2,430	—	7,452	0.01%	0.01%

Other restricted assets	1,175	—	—	—	1,175	1,218	(43)	—	1,175	0.00%	0.00%

Total Restricted Assets	$228,719	$—	$1,682	$—	$230,401	$320,025	$(89,624)	$—	$230,401	0.30%	0.31%

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

	December 31, 2019
	Gross (Admitted & Non-admitted) Restricted									Percentage
	Total General Account (G/A)	G/A Supporting S/A Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	Total	Total From Prior Year	Increase/ (Decrease)	Total Non- admitted Restricted	Total Admitted Restricted	Gross (Admitted & Non- admitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Restricted Asset Category:

Collateral held under security lending arrangements	$303,282	$—	$—	$—	$303,282	$45,102	$258,180	$—	$303,282	0.62%	0.62%

Subject to reverse repurchase agreements	3,300	—	—	—	3,300	11,200	(7,900)	—	3,300	0.01%	0.01%

Subject to dollar repurchase agreements	—	—	—	—	—	688,765	(688,765)	—	—	0.00%	0.00%

On deposit with states	4,294	—	—	—	4,294	4,443	(149)	—	4,294	0.01%	0.01%

On deposit with other regulatory bodies	579	—	—	—	579	603	(24)	—	579	0.00%	0.00%

Pledged as collateral not captured in other categories:

Futures margin deposits	2,330	—	—	—	2,330	8,197	(5,867)	—	2,330	0.01%	0.01%

Other collateral	—	—	—	—	—	5,320	(5,320)	—	—	0.00%	0.00%

Derivative cash collateral	5,022	—	—	—	5,022	30,220	(25,198)	—	5,022	0.01%	0.01%

Other restricted assets	1,218	—	—	—	1,218	1,259	(41)	—	1,218	0.00%	0.00%

Total Restricted Assets	$320,025	$—	$—	$—	$320,025	$795,109	$(475,084)	$—	$320,025	0.66%	0.66%

Net investment income

The following table summarizes net investment income:

	Years Ended December 31,
	2020	2019 2018

Bonds	$474,967	$621,993	$822,645

Preferred stock	3	—	—

Common stock	151	455	221

Mortgage loans	107,249	158,678	169,415

Real estate	28,964	27,577	26,557

Contract loans	197,843	200,298	199,507

Cash, cash equivalents and short-term investments	5,862	16,409	4,749

Derivative instruments	18,840	16,915	16,308

Other invested assets	155,506	121,675	125,821

Miscellaneous	5,303	4,462	1,896

Gross investment income	994,688	1,168,462	1,367,119

Expenses	(46,344)	(69,011)	(59,732)

Net investment income	$948,344	$1,099,451	$1,307,387

The amount of interest incurred and charged to investment expense during the years ended December 31, 2020, 2019 and 2018 was $17,078, $33,188 and $22,070, respectively.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The following table summarizes net realized capital gains (losses) on investments net of federal income tax and interest maintenance reserve transfer:

	Year Ended December 31,
	2020	2019	2018

Net realized capital gains (losses), before federal income tax	$59,961	$574,372	$4,905

Less: Federal income tax	12,592	120,618	1,030

Net realized capital gains (losses), before IMR transfer	47,369	453,754	3,875

Net realized capital gains (losses) transferred to IMR, net of federal income tax of $17,100, $122,750 and ($1,781), respectively	64,327	461,776	(6,701)

Net realized capital gains (losses), net of federal income tax expense (benefit) of ($4,508), ($2,133) and 2,811, respectively, and IMR transfer	$(16,958)	$(8,022)	$10,576

Interest maintenance reserve

The following table summarizes activity in the interest maintenance reserve:

Year ended December 31,
2020

Reserve as of December 31, 2019	$(7,864)

Transferred into IMR, net of taxes	64,327

IMR reinsurance activity	661,451

Balance before amortization	717,914

Amortization released to Statement of Operations	(39,141)

Reserve as of December 31, 2020	$678,773

Concentrations

The Company had the following bond concentrations based on total invested assets:

	Concentration by type
	December 31,
	2020	2019

Industrial and miscellaneous	58%	51%

	Concentration by industry
	December 31,
	2020	2019

Financial services	14%	13%

Mortgage loans

The recorded investment of the commercial mortgage loan portfolio categorized as performing was $4,124,412 and $2,693,435, of which $1,634,389 and $0 were loan participation agreements as of December 31, 2020 and 2019, respectively. These mortgages were current as of December 31, 2020 and 2019.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The maximum lending rates for commercial mortgage loans originated during the years ended December 31, 2020 and 2019 were 3.50% and 4.70%, respectively. The minimum lending rates for commercial mortgage loans originated during the years ended December 31, 2020 and 2019 were 2.45% and 4.05%, respectively.

During 2020 and 2019, the maximum percentage of any one loan to the value of security at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages, was 59% and 64%, respectively.

The balance in the commercial mortgage provision allowance was $745 as of December 31, 2020 and 2019. There was no provision activity for the years ended December 31, 2020 and 2019.

The following tables present concentrations of the total commercial mortgage portfolio:

	Concentration by type

	December 31,

	2020	2019

Multi-family	49%	44%

Industrial	15%	19%

Office	13%	18%

Retail	13%	12%

Other	10%	7%

	100%	100%

	Concentration by geographic area

	December 31,

	2020	2019

Pacific	36%	33%

East North Central	17%	20%

South Atlantic	13%	14%

Middle Atlantic	11%	8%

Other	10%	8%

West South Central	7%	10%

Mountain	6%	7%

	100%	100%

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

5. Fair Value Measurements

The following tables summarize the fair value hierarchy for all financial instruments and invested assets:

			Fair Value Measurements at Reporting Date

Type of financial instrument			December 31, 2020
Assets:	Aggregate fair value	Admitted assets and liabilities	(Level 1)	(Level 2)	(Level 3)	Net Asset Value (NAV)	Total (All Levels)

Bonds	$26,874,302	$25,712,083	$—	$26,865,559	$8,743	$—	$26,874,302

Preferred stock	119,684	119,687	—	119,684	—	—	119,684

Common stock	20,240	20,240	19,740	500	—	—	20,240

Mortgage loans	4,263,386	4,123,666	—	4,263,386	—	—	4,263,386

Real estate	227,336	43,776	—	227,336	—	—	227,336

Cash, cash equivalents and short-term investments	3,470,912	3,470,914	2,612,741	858,171	—	—	3,470,912

Contract loans	3,874,206	3,874,206	—	3,874,206	—	—	3,874,206

Other long-term invested assets	244,393	235,484	—	93,637	—	150,756	244,393

Securities lending reinvested collateral assets	206,811	206,811	62,050	144,761	—	—	206,811

Collateral under derivative counterparty collateral agreements	43,689	43,689	43,689	—	—	—	43,689

Other collateral	1,130	1,130	1,130	—	—	—	1,130

Receivable for securities	87,076	84,973	—	87,076	—	—	87,076

Derivative instruments	180,996	160,628	10	180,986	—	—	180,996

Separate account assets	28,571,811	28,455,204	14,406,648	13,741,300	—	423,863	28,571,811

Total assets	$68,185,972	$66,552,491	$17,146,008	$50,456,602	$8,743	$574,619	$68,185,972

Liabilities:

Deposit-type contracts	$4,562,617	$5,215,962	$—	$4,562,617	$—	$—	$4,562,617

Commercial paper	98,983	98,983	—	98,983	—	—	98,983

Payable under securities lending agreements	206,811	206,811	62,050	144,761	—	—	206,811

Collateral under derivative counterparty collateral agreements	36,450	36,450	36,450	—	—	—	36,450

Other collateral	1,130	1,130	1,130	—	—	—	1,130

Payable for securities	1,277,598	1,277,598	—	1,277,598	—	—	1,277,598

Derivative instruments	128,246	130,281	8	128,238	—	—	128,246

Separate account liabilities	853,042	853,042	70	852,972	—	—	853,042

Total liabilities	$7,164,877	$7,820,257	$99,708	$7,065,169	$—	$—	$7,164,877

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

			Fair Value Measurements at Reporting Date

Type of financial instrument			December 31, 2019
Assets:	Aggregate fair value	Admitted assets and liabilities	(Level 1)	(Level 2)	(Level 3)	Net Asset Value (NAV)	Total (All Levels)

Bonds	$14,409,764	$13,803,525	$—	$14,395,297	$14,467	$—	$14,409,764

Common Stock	20,249	20,249	20,249	—	—	—	20,249

Mortgage loans	2,742,188	2,692,690	—	2,742,188	—	—	2,742,188

Real estate	137,700	44,648	—	—	137,700	—	137,700

Cash, cash equivalents and short-term investments	818,328	818,328	298,720	519,608	—	—	818,328

Contract loans	3,995,291	3,995,291	—	3,995,291	—	—	3,995,291

Other long-term invested assets	128,287	120,934	—	38,070	—	90,217	128,287

Securities lending collateral assets	303,282	303,282	33,164	270,118	—	—	303,282

Collateral under derivative counterparty collateral agreements	76,212	76,212	76,212	—	—	—	76,212

Other collateral	504	504	504	—	—	—	504

Receivable for securities	6,853	5,313	—	6,853	—	—	6,853

Derivative instruments	136,753	124,254	3	136,750	—	—	136,753

Separate account assets	25,690,576	25,634,438	13,992,067	11,326,204	—	372,305	25,690,576

Total assets	$48,465,987	$47,639,668	$14,420,919	$33,430,379	$152,167	$462,522	$48,465,987

Liabilities:

Deposit-type contracts	$57,672	$60,296	$—	$57,672	$—	$—	$57,672

Commercial paper	99,900	99,900	—	99,900	—	—	99,900

Payable under securities lending agreements	303,282	303,282	33,164	270,118	—	—	303,282

Collateral under derivative counterparty collateral agreements	71,130	71,130	71,130	—	—	—	71,130

Other collateral	504	504	504	—	—	—	504

Payable for securities	733,150	733,150	—	733,150	—	—	733,150

Derivative instruments	68,064	62,559	19	68,045	—	—	68,064

Separate account liabilities	346,182	346,182	66	346,116	—	—	346,182

Total liabilities	$1,679,884	$1,677,003	$104,883	$1,575,001	$—	$—	$1,679,884

Bonds, preferred and common stock

The fair values for bonds, preferred and common stock are generally based upon evaluated prices from independent pricing services. In cases where these prices are not readily available, fair values are estimated by the Company. To determine estimated fair value for these instruments, the Company generally utilizes discounted cash flow models with market observable pricing inputs such as spreads, average life, and credit quality. Fair value estimates are made at a specific point in time, based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty.

Mortgage loans

Mortgage loan fair value estimates are generally based on discounted cash flows. A discount rate matrix is used where the discount rate valuing a specific mortgage generally corresponds to that mortgage’s remaining term and credit quality. Management believes the discount rate used is comparable to the credit, interest rate, term, servicing costs, and risks of loans similar to the portfolio loans that the Company would make today given its internal pricing strategy.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

Real estate

The estimated fair value for real estate is based on the unadjusted appraised value which includes factors such as comparable property sales, property income analysis, and capitalization rates.

Cash, cash equivalents, short-term investments, collateral receivable and payable under securities lending agreements, receivable and payable for securities, and commercial paper

The amortized cost of cash, cash equivalents, short-term investments, collateral receivable and payable under securities lending agreements, receivable and payable for securities, and commercial paper is a reasonable estimate of fair value due to their short-term nature and the high credit quality of the issuers, counterparties and obligor. Cash equivalent investments also include money market funds that are valued using unadjusted quoted prices in active markets.

Contract loans

The Company believes the fair value of contract loans approximates book value. Contract loans are funds provided to contract holders in return for a claim on the contract. The funds provided are limited to the cash surrender value of the underlying contract. The nature of contract loans is to have a negligible default risk as the loans are fully collateralized by the value of the contract. Contract loans do not have a stated maturity and the balances and accrued interest are repaid either by the contractholder or with proceeds from the contract. Due to the collateralized nature of contract loans and unpredictable timing of repayments, the Company believes the fair value of contract loans approximates carrying value.

Other long-term invested assets

The fair values of other long-term invested assets are based on the specific asset type. Other invested assets that are held as bonds, such as surplus notes, are primarily valued the same as bonds.

Limited partnership interests represent the Company’s minority ownership interests in pooled investment funds. These funds employ varying investment strategies that primarily make private equity investments across diverse industries and geographical focuses. The net asset value, determined using the partnership financial statement reported capital account adjusted for other relevant information, which may impact the exit value of the investments, is used as a practical expedient to estimate fair value. Distributions by these investments are generated from investment gains, from operating income generated by the underlying investments of the funds and from liquidation of the underlying assets of the funds, which are estimated to be liquidated over the next one to 10 years. In the absence of permitted sales of its ownership interest, the Company will be redeemed out of the partnership interests through distributions.

Collateral under derivative counterparty collateral agreements and other collateral

Included in other assets is cash collateral received from or pledged to counterparties and included in other liabilities is the obligation to return the cash collateral to the counterparties. The carrying value of the collateral is a reasonable estimate of fair value.

Derivative instruments

The estimated fair values of OTC derivatives, primarily consisting of cross-currency swaps, foreign currency forwards, interest rate swaps and interest rate swaptions, are the estimated amount the Company would receive or pay to terminate the agreements at the end of each reporting period, taking into consideration current interest rates and other relevant factors.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

Separate account assets and liabilities

Separate account assets and liabilities primarily include investments in mutual funds, unregistered funds, most of which are not subject to redemption restrictions, bonds, and short-term securities. Mutual funds and unregistered funds are recorded at net asset value, which approximates fair value, on a daily basis. The bond and short-term investments are valued in the same manner, and using the same pricing sources and inputs as the bond and short-term investments of the Company.

Deposit-type contracts

Fair values for liabilities under deposit-type insurance contracts are estimated using discounted liability calculations, adjusted to approximate the effect of current market interest rates for the assets supporting the liabilities

Fair value hierarchy

The following tables present information about the Company’s financial assets and liabilities carried at fair value and indicates the fair value hierarchy of the valuation techniques utilized by the Company to determine such fair value:

	Fair Value Measurements at Reporting Date

	December 31, 2020
				Net Asset Value	Total
Assets:	(Level 1)	(Level 2)	(Level 3)	(NAV)	(All Levels)

Common stock

Mutual funds	$17,679	$—	$—	$—	$17,679

Industrial and miscellaneous	2,061	—	—	—	2,061

Other invested assets

Limited partnerships	—	—	—	150,756	150,756

Derivatives

Interest rate swaps	—	86,984	—	—	86,984

Cross-currency swaps	—	37,028	—	—	37,028

Interest rate swaptions	—	34	—	—	34

Foreign currency forwards	—	2,670	—	—	2,670

Separate account assets (1)	14,351,361	12,467,593	—	423,863	27,242,817

Total assets	$14,371,101	$12,594,309	$—	$574,619	$27,540,029

Liabilities:

Derivatives

Interest rate swaps	$—	$75,535	$—	$—	$75,535

Cross-currency swaps	—	15,794	—	—	15,794

Foreign currency forwards	—	2,695	—	—	2,695

Separate account liabilities (1)	70	852,972	—	—	853,042

Total liabilities	$70	$946,996	$—	$—	$947,066

(1) Includes only separate account investments which are carried at the fair value of the underlying invested assets or liabilities owned by the separate accounts.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

	Fair Value Measurements at Reporting Date

	December 31, 2019
				Net Asset Value	Total
Assets:	(Level 1)	(Level 2)	(Level 3)	(NAV)	(All Levels)

Common stock

Mutual funds	$15,545	$—	$—	$—	$15,545

Industrial and miscellaneous	4,704	—	—	—	4,704

Other invested assets

Limited partnerships	—	—	—	90,217	90,217

Derivatives

Interest rate swaps	—	36,516	—	—	36,516

Cross-currency swaps	—	35,457	—	—	35,457

Interest rate swaptions	—	20	—	—	20

Separate account assets (1)	13,935,424	10,123,099	—	372,305	24,430,828

Total assets	$13,955,673	$10,195,092	$—	$462,522	$24,613,287

Liabilities:

Derivatives

Interest rate swaps	$—	$35,029	$—	$—	$35,029

Cross-currency swaps	—	15,015	—	—	15,015

Separate account liabilities (1)	66	346,116	—	—	346,182

Total liabilities	$66	$396,160	$—	$—	$396,226

(1) Include only separate account investments which are carried at the fair value of the underlying invested assets or liabilities owned by the separate accounts.

6.   Non-Admitted Assets

The following table summarizes the Company’s non-admitted assets:

	December 31, 2020			December 31, 2019
Type	Asset	Non- admitted asset	Admitted asset	Asset	Non- admitted asset	Admitted asset

Cash, cash equivalents and short-term investments	3,470,926	12	3,470,914	818,329	1	818,328

Other invested assets	1,294,506	544,029	750,477	403,986	1,095	402,891

Premiums deferred and uncollected	16,338	82	16,256	15,273	74	15,199

Deferred income taxes	457,205	331,246	125,959	205,256	108,053	97,203

Due from parent, subsidiaries and affiliate	155,676	61,092	94,584	118,239	54,644	63,595

Other prepaid assets	2,206	2,206	—	22,712	22,712	—

Capitalized internal use software	—	—	—	37,917	37,917	—

Furniture, fixtures and equipment	5,914	5,914	—	5,095	5,095	—

Reinsurance recoverable	80,435	186	80,249	37,806	—	37,806

Other assets	671,151	2,113	669,038	499,620	8,788	490,832

The following table summarizes the Company’s aggregate Statement of Admitted Assets, Liabilities, Capital and Surplus values of all subsidiary, controlled and affiliated entities (“SCA”), except insurance SCA entities as follows:

	December 31, 2020			December 31, 2019
Type	Asset	Non- admitted asset	Admitted asset	Asset	Non- admitted asset	Admitted asset

Common stock	$13,662	$—	$13,662	$13,537	$—	$13,537

Other invested assets	813,421	544,029	269,392	156,119	1,095	155,024

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

7.   Premiums Deferred and Uncollected

The following table summarizes the Company’s ordinary and group life insurance premiums and annuity considerations deferred and uncollected, both gross and net of loading:

	December 31, 2020		December 31, 2019
Type	Gross	Net of loading	Gross	Net of loading

Ordinary renewal business	$18,063	$16,256	$16,888	$15,199

Total	$18,063	$16,256	$16,888	$15,199

8.   Business Combination and Goodwill

Goodwill that arises as a result of the acquisition of subsidiary limited liability companies is included in other invested assets in the accompanying Statutory Statement of Admitted Assets, Liabilities and Capital.

On August 29, 2014, the Company completed the acquisition of all of the voting equity interests in the J.P. Morgan Retirement Plan Services (“RPS”) large-market recordkeeping business. This transaction was accounted for as a statutory purchase. Goodwill of $51,098 was recorded in other invested assets, which is being amortized over 10 years. At December 2020 and 2019, the Company has $0 and $23,846, respectively, of admitted goodwill related to this acquisition. During each of the years ended December 31, 2020, 2019 and 2018, the Company recorded $5,110, $5,109 and $5,110, respectively, of goodwill amortization related to this acquisition.

On August 17, 2020, the Company completed the acquisition of all of the voting equity interests in the Personal Capital Corporation, an industry-leading registered investment adviser and digital wealth manager. This transaction was accounted for as a statutory acquisition. Goodwill of $819,403 was recorded in other invested assets, which is being amortized over 10 years. At December 2020 and 2019, the Company has $277,474 and $0, respectively, of admitted goodwill related to this acquisition. During each of the years ended December 31, 2020, 2019 and 2018, the Company recorded $27,313, $0 and $0, respectively, of goodwill amortization related to this acquisition.

Purchased Entity	Acquisition date	Cost of acquired entity	Original amount of admitted goodwill	Admitted goodwill as of December 31, 2020	Amount of goodwill amortized for the year ended December 31, 2020	Admitted goodwill as a % of SCA book/adjusted carrying value, gross of admitted goodwill

Retirement Plan Services	August 29, 2014	$64,169	$51,098	$—	$5,110	—%

Personal Capital Corporation	August 17, 2020	$854,190	$819,403	$277,474	$27,313	70.8%

9. Reinsurance

In the normal course of its business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage and coinsurance contracts. The Company retains an initial maximum of $3,500 of coverage per individual life. This initial retention limit of $3,500 may increase due to automatic policy increases in coverage at a maximum rate of $175 per annum, with an overall maximum increase in coverage of $1,000. Effective June 1, 2019, all risks on non-participating policies within the above retention limits were ceded to Protective.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

Ceded reinsurance contracts do not relieve the Company from its obligations to policyholders. The failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Additionally, Protective, which represents the Company’s most significant ceded reinsurance relationship, is an authorized reinsurer and the Protective transaction is secured by assets held in a trust.

The Company assumes risk from approximately 40 insurers and reinsurers by participating in yearly renewable term and coinsurance pool agreements. When assuming risk, the Company seeks to generate revenue while maintaining reciprocal working relationships with these partners as they also seek to limit their exposure to loss on any single life.

Maximum capacity to be retained by the Company is dictated at the treaty level and is monitored annually to ensure the total risk retained on any one life is limited to a maximum retention of $4,500.

The Company did not have any write-offs for uncollectible reinsurance receivables during the years ended December 31, 2020, 2019 and 2018 for losses incurred, loss adjustment expenses incurred or premiums earned.

The Company does not have any uncollectible reinsurance, commutation of ceded reinsurance, or certified reinsurer downgraded of status subject to revocation.

On December 31, 2020 the Company completed the acquisition, via indemnity reinsurance, of the retirement services business of Massachusetts Mutual Life Insurance Company. The MassMutual transaction impacted the following financial statement lines, excluding the non-admitted deferred tax asset (in millions):

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus	December 31,
2020

Admitted assets:

Cash and invested assets:

Bonds	$7,855

Preferred stock	120

Mortgage loans	1,634

Other invested assets	132

Total cash and invested assets	9,741

Investment income due and accrued	64

Funds held or deposited with reinsured companies	6,761

Other assets	129

Total admitted assets	$16,695

December 31,
2020

Liabilities, capital and surplus:

Liabilities:

Aggregate reserves for life policies and contracts	$14,716

Liability for deposit-type contracts	3,183

Interest maintenance reserve	662

Other liabilities	113

Total liabilities	18,674

Capital and surplus:

Unassigned funds	(1,979)

Total capital and surplus	(1,979)

Total liabilities, capital and surplus	$16,695

Statutory Statements of Operations	December 31,
2020

Income:

Premium income and annuity consideration	$15,567

Total income	15,567

Expenses:

Increase in aggregate reserves for life and accident and health policies and contracts	14,716

Total benefits	14,716

Commissions	2,168

Interest maintenance reserve reinsurance activity	662

Total benefit and expenses	17,546

Net loss from operations before federal income taxes	$(1,979)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The Company received a capital contribution from parent of $2.8 billion to finance the transaction, as mentioned in Note 14.

Effective June 1, 2019, the Company terminated various related party reinsurance agreements and completed the sale, via indemnity reinsurance, of substantially all of its individual life insurance and annuity business to Protective. The Protective transaction impacted the following financial statement lines, excluding the non-admitted deferred tax asset (in millions):

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus	December 31,
2019

Admitted assets:

Cash and invested assets:

Bonds	$(7,302)

Mortgage loans	(1,288)

Contract loans	(24)

Cash, cash equivalents and short-term investments	722

Other invested assets	(235)

Total cash and invested assets	(8,127)

Investment income due and accrued	(89)

Premiums deferred and uncollected	(10)

Reinsurance recoverable	25

Current federal income taxes recoverable	(1)

Deferred income taxes	(21)

Other assets	(3)

Total admitted assets	$(8,226)

December 31,
2019

Liabilities, capital and surplus:

Liabilities:

Aggregate reserves for life policies and contracts	$(8,287)

Aggregate reserves for accident and health policies	(288)

Liability for deposit-type contracts	(127)

Life and accident and health policy and contract claims	(74)

Provision for policyholders’ dividends	(63)

Interest maintenance reserve	(66)

Other liabilities	(33)

Total liabilities	(8,938)

Capital and surplus:

Gross paid in and contributed surplus	712

Total capital and surplus	712

Total liabilities, capital and surplus	$(8,226)

Statutory Statements of Operations	December 31,
2019
Income:

Premium income and annuity consideration	$(9,147)

Commission and expense allowances on reinsurance ceded	154

Total income	(8,993)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

Expenses:

Decrease in aggregate reserves for life and accident and health policies and contracts	(8,575)

Total benefits	(8,575)

Net transfers from separate accounts	59

Interest maintenance reserve release	(512)

Total benefit and expenses	(9,028)

Net gain from operations before federal income taxes	35

Federal income tax benefit	(118)

Net income	$153

10. Aggregate Reserves

Aggregate reserves are computed in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”) and the Commissioner’s Reserve Valuation Method (“CRVM”), the standard statutory reserving methodologies.

The significant assumptions used to determine the liability for future life insurance benefits are as follows:

Interest	- Life Insurance	2.25% to 6.00%

	- Annuity Funds	1% to 11.25%

	- Disability	2.50% to 6.00%

Mortality	- Life Insurance	Various valuation tables, primarily including 1941, 1958, 1980 and 2001 Commissioners Standard Ordinary (“CSO”) tables, and American Experience

- Annuity Funds

Various annuity valuation tables, primarily including the GA 1951, 71, 83a and 2012 Individual Annuitant Mortality (“IAM”), Group Annuity Reserve (“GAR”) 94, 1971 and 1983 Group Annuity Mortality (“GAM”), and Annuity 2000

Morbidity	- Disability	1970 Intercompany DISA Group Disability Tables

The Company waives deduction of deferred fractional premiums upon the death of the insured. When surrender values exceed aggregate reserves, excess cash value reserves are held.

Policies issued at premium corresponding to ages higher than the true ages are valued at the rated-up ages. Policies providing for payment at death during certain periods of an amount less than the full amount of insurance, being policies subject to liens, are valued as if the full amount is payable without any deduction.

For policies issued with, or subsequently subject to, an extra premium payable annually, an extra reserve is held. The extra premium reserve is the unearned gross extra premium payable during the year if the policies are rated for reasons other than medical impairments. For medical impairments, the extra premium reserve is calculated as the excess of the reserve based on rated mortality over that based on standard mortality. All substandard annuities are valued at their true ages.

At December 31, 2020 and 2019, the Company had $3,766,969 and $3,925,596, respectively of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the Division.

Tabular interest, tabular interest on funds not involving life contingencies and tabular cost have been determined from the basic data for the calculation of aggregate reserves. Tabular less actual reserves released has been determined from basic data for the calculation of aggregate reserves and the actual reserves released.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The withdrawal characteristics of annuity reserves and deposit liabilities are as follows:

	December 31, 2020
	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent of Total Gross

Subject to discretionary withdrawal:

With market value adjustment	$13,534,241	$—	$—	$13,534,241	25.2%

At book value less current surrender charges of 5% or more	820,107	—	—	820,107	1.5%

At fair value	2,558,655	7,785,289	11,517,720	21,861,664	40.4%

Total with adjustment or at market value	16,913,003	7,785,289	11,517,720	36,216,012	67.1%

At book value without adjustment (minimal or no charge adjustment)	2,473,434	—	—	2,473,434	4.6%

Not subject to discretionary withdrawal	15,266,932	—	—	15,266,932	28.3%

Total gross	34,653,369	7,785,289	11,517,720	53,956,378	100.0%

Reinsurance ceded	74,724	—	—	74,724

Total, net	$34,578,645	$7,785,289	$11,517,720	$53,881,654

	December 31, 2019
	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent of Total Gross

Subject to discretionary withdrawal:

With market value adjustment	$915,098	$—	$—	$915,098	3.0%

At book value less current surrender charges of 5% or more	817,144	—	—	817,144	2.7%

At fair value	—	6,358,077	11,528,947	17,887,024	58.0%

Total with adjustment or at market value	1,732,242	6,358,077	11,528,947	19,619,266	63.7%

At book value without adjustment (minimal or no charge adjustment)	97,837	—	—	97,837	0.3%

Not subject to discretionary withdrawal	11,091,699	—	—	11,091,699	36.0%

Total gross	12,921,778	6,358,077	11,528,947	30,808,802	100.0%

Reinsurance ceded	71,124	—	—	71,124

Total, net	$12,850,654	$6,358,077	$11,528,947	$30,737,678

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The withdrawal characteristics of life reserves are as follows:

	December 31, 2020
	General Account			Separate Account - Nonguaranteed

Subject to discretionary withdrawal, surrender values, or policy loans:	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve

Universal life	$6,603,854	$6,920,255	$6,952,077	$—	$—	$—

Other permanent cash value life insurance	—	6,845,366	7,160,342	—	—	—

Variable universal life	274,843	279,968	280,000	7,579,331	7,579,331	7,579,331

Not subject to discretionary withdrawal or no cash values:

Term policies without cash value	N/A	N/A	151,345	—	—	—

Accidental death benefits	N/A	N/A	466	—	—	—

Disability - active lives	N/A	N/A	1,093	—	—	—

Disability - disabled lives	N/A	N/A	117,509	—	—	—

Miscellaneous reserves	N/A	N/A	28,188	—	—	—

Total, gross	6,878,697	14,045,589	14,691,020	7,579,331	7,579,331	7,579,331

Reinsurance ceded	6,878,697	7,643,139	7,966,585	—	—	—

Total, net of reinsurance ceded	$—	$6,402,451	$6,724,435	$7,579,331	$7,579,331	$7,579,331

	December 31, 2019
	General Account			Separate Account - Nonguaranteed

Subject to discretionary withdrawal, surrender values, or policy loans:	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve

Universal life	$6,618,888	$6,617,437	$6,595,652	$—	$—	$—

Other permanent cash value life insurance	—	6,949,889	7,306,841	—	—	—

Variable universal life	240,230	243,868	244,301	7,063,894	7,063,894	7,063,894

Not subject to discretionary withdrawal or no cash values:

Term policies without cash value	N/A	N/A	164,921	—	—	—

Accidental death benefits	N/A	N/A	1,195	—	—	—

Disability - active lives	N/A	N/A	1,078	—	—	—

Disability - disabled lives	N/A	N/A	126,059	—	—	—

Miscellaneous reserves	N/A	N/A	29,945	—	—	—

Total, gross	6,859,118	13,811,194	14,469,992	7,063,894	7,063,894	7,063,894

Reinsurance ceded	6,859,118	7,330,812	7,621,851	—	—	—

Total, net of reinsurance ceded	$—	$6,480,382	6,848,141	$7,063,894	$7,063,894	$7,063,894

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

11. Liability for Unpaid Claims and Claim Adjustment Expenses

Activity in the accident and health liability for unpaid claims and for claim adjustment expenses included in aggregate reserve for life policies and contracts and accident and health policies, excluding unearned premium reserves, is summarized as follows:

	2020	2019

Balance, January 1, net of reinsurance of $284,531 and $19,082	$794	$247,529

Incurred related to:

Current year	252	9,941

Prior year	2,018	(217,477)

Total incurred	2,270	(207,536)

Paid related to:

Current year	—	(9,807)

Prior year	—	(29,392)

Total paid	—	(39,199)

Balance, December 31, net of reinsurance of $282,922 and $284,531	$3,064	$794

Reserves for incurred claims and claim adjustment expenses attributable to insured events of prior years has changed by $2,018 and ($217,477) during the years ended December 31, 2020 and 2019, respectively. The change in the prior year was primarily due to the Protective transaction, with no comparable amount in the current year.

12. Commercial Paper

The Company has a commercial paper program that is partially supported by a $50,000 credit facility agreement. The commercial paper has been given a rating of A-1+ by Standard & Poor’s Ratings Services and a rating of P-1 by Moody’s Investors Service, each being the highest rating available. The Company’s issuance of commercial paper is not used to fund daily operations and does not have a significant impact on the Company’s liquidity.

The following table provides information regarding the Company’s commercial paper program:

	December 31,
	2020	2019

Face value	$98,983	$99,900

Carrying value	$98,983	$99,900

Interest expense paid	$1,007	$2,874

Effective interest rate	0.22% - 0.27%	1.8% - 2.1%

Maturity range (days)	21 - 26	13 - 24

13. Separate Accounts

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business and/or transactions. The Company reported assets and liabilities from the following product lines into a separate account:

•	Individual Annuity Product
•	Group Annuity Product
•	Variable Life Insurance Product
•	Hybrid Ordinary Life Insurance Product
•	Individual Indexed-Linked Annuity Product

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

In accordance with the domiciliary state procedures for approving items within the separate account, the separate account classification of the following items are supported by Colorado Insurance Code Section 10-7-402:

•	Individual Annuity
•	Group Annuity
•	Variable Life Insurance Product

The following items are supported by direct approval by the Commissioner:

•	Hybrid Ordinary Life Insurance Product
•	Group Annuity - Custom Stable Value Asset Funds
•	Variable Life Insurance Product
•	Individual Indexed-Linked Annuity Product

The Company’s separate accounts invest in shares of Great-West Funds, Inc. and Putnam Funds, open-end management investment companies, which are affiliates of the Company, and shares of other non-affiliated mutual funds and government and corporate bonds.

Some assets within each of the Company’s separate accounts are considered legally insulated whereas others are not legally insulated from the general account. The legal insulation of the separate accounts prevents such assets from being generally available to satisfy claims resulting from the general account.

At December 31, 2020 and 2019, the Company’s separate account assets that are legally insulated from the general account claims are $28,447,693 and $25,632,375.

As of December 31, 2020 and 2019, $11,612,824 and $11,266,373, respectively, were ceded under Modified Coinsurance to Protective. While the Company holds the respective asset and liability under the Modified Coinsurance agreement, the economics are ceded to Protective, resulting in no impact to net income.

As of December 31, 2020 and 2019, $61,774,539 and $0, respectively, were acquired under modified coinsurance from MassMutual. While MassMutual holds the respective asset and liability under the modified coinsurance agreement, the economics are assumed by the Company.

Some separate account liabilities are guaranteed by the general account. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account. To compensate the general account for the risk taken, the separate account has paid risk charges of $11,325, $11,649, $11,608, $12,581 and $12,961 for the years ended December 31, 2020, 2019, 2018, 2017 and 2016, respectively. No separate account guarantees were paid by the general account for the years ending December 31, 2020, 2019, 2018, 2017 and 2016, respectively.

Separate accounts with guarantees

The Government Guaranteed Funds are separate accounts investing in fixed income securities backed by the credit of the U.S. Government, its agencies or its instrumentalities.

The Stable Asset Funds invest in investment-grade corporate bonds in addition to the above mentioned securities.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The Company also has separate accounts comprised of assets underlying variable universal life policies issued privately to accredited investors. The accounts invest in investment grade fixed income securities.

The Individual Indexed-Linked Annuity Product provides returns based on the performance of one or more indices and invests in fixed income securities. The returns from these securities are invested in derivative instruments which mimic the returns of select indices. There is also a return of premium death benefit guarantee to policyholders.

The Government Guaranteed Funds and Stable Asset Funds have a guaranteed minimum crediting rate of at least 0%. All of the above separate accounts provide a book value guarantee. Some of them also provide a death benefit of the greater of account balance or premium paid.

Distributions to a participant are based on the participant’s account balance and are permitted for the purpose of paying a benefit to a participant. Distributions for purposes other than paying a benefit to a participant may be restricted. Participants’ distributions are based on the amount of their account balance, whereas, distributions as a result of termination of the group annuity contract are based on net assets attributable to the contract and can be made to the group through (1) transfer of the underlying securities and any remaining cash balance, or (2) transfer of the cash balance after sale of the Fund’s securities.

Most guaranteed separate account assets and related liabilities are carried at fair value. Certain separate account assets are carried at book value based on the prescribed deviation from the Division.

Non-guaranteed separate accounts

The non-guaranteed separate accounts include unit investment trusts or series accounts that invest in diversified open-end management investment companies. These separate account assets and related liabilities are carried at fair value.

The investments in shares are valued at the closing net asset value as determined by the appropriate fund/portfolio at the end of each day. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. Some of the separate accounts provide an incidental death benefit of the greater of the policyholder’s account balance or premium paid and some provide an incidental annual withdrawal benefit for the life of the policyholder. Certain contracts contain provisions relating to a contingent deferred sales charge. In such contracts, charges will be made for total or partial surrender of a participant annuity account in excess of the “free amount” before the retirement date by a deduction from a participant’s account. The “free amount” is an amount equal to 10% of the participant account value at December 31 of the calendar year prior to the partial or total surrender.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The following tables provide information regarding the Company’s separate accounts:

	Year Ended December 31, 2020
	Non-indexed guaranteed less than/equal to 4%	Non-guaranteed separate account	Total
Premiums, considerations or deposits	$403,703	$949,333	$1,353,036

Reserves

For accounts with assets at:

Fair value	$8,767,847	$16,897,365	$25,665,212

Amortized cost	1,187,709	—	1,187,709

Total reserves	$9,955,556	$16,897,365	$26,852,921

By withdrawal characteristics:

At fair value	$8,767,847	$16,897,365	$25,665,212

At book value without fair value adjustment and with current surrender charge less than 5%	1,187,709	—	1,187,709

Total subject to discretionary withdrawals	$9,955,556	$16,897,365	$26,852,921

	Year Ended December 31, 2019
	Non-indexed guaranteed less than/equal to 4%	Non-guaranteed separate account	Total
Premiums, considerations or deposits	$528,618	$1,274,716	$1,803,334

Reserves

For accounts with assets at:

Fair value	$7,315,010	$16,440,747	$23,755,757

Amortized cost	1,168,009	—	1,168,009

Total reserves	$8,483,019	$16,440,747	$24,923,766

By withdrawal characteristics:

At fair value	$7,315,010	$16,440,747	$23,755,757

At book value without fair value adjustment and with current surrender charge less than 5%	1,168,009	—	1,168,009

Total subject to discretionary withdrawals	$8,483,019	$16,440,747	$24,923,766

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year Ended December 31,
	2020	2019	2018

Transfers as reported in the Summary of Operations of the separate account statement:

Transfers to separate accounts	$1,353,036	$1,803,334	$2,621,510

Transfers from separate accounts	(1,759,730)	(4,226,616)	(5,198,817)

Net transfers from separate accounts	(406,694)	(2,423,282)	(2,577,307)

Reconciling adjustments:

Net transfer of reserves to separate accounts	(412,121)	1,203,800	1,464,314

Miscellaneous other	(1,137)	836	528

CARVM allowance reinsured	(8,545)	70,071	—

Reinsurance	19,469	(179,568)	—

Net transfers as reported in the Statements of Operations	$(809,028)	$(1,328,143)	$(1,112,465)

14. Capital and Surplus, Dividend Restrictions, and Other Matters

The payment of principal and interest under all surplus notes can be made only with prior written approval of the Commissioner of Insurance of the State of Colorado. Such payments are payable only out of surplus funds of the Company and only if at the time of such payment, and after giving effect to the making thereof, the financial condition of the Company is such that its surplus would not fall below two and one-half times the authorized control level as required by the most recent risk-based capital calculations.

On November 15, 2004, the Company issued a surplus note in the face amount of $195,000 to GWL&A Financial. The proceeds were used to redeem a $175,000 surplus note issued May 4, 1999 and for general corporate purposes. The surplus note bears interest at the rate of 6.675% and was due November 14, 2034. On December 9, 2019 the Company used proceeds from the ceding commission earned on the Protective transaction to redeem the surplus note balance in full. The carrying amount of the surplus note was $0 and $0 at December 31, 2020 and 2019, respectively. Interest paid on the note was $0 for the year ended December 31, 2020 and $13,016 for the years ended December 31, 2019 and 2018, respectively, bringing total interest paid from inception to December 31, 2020 to $195,243. The amount of unapproved principal and interest was $0 at December 31, 2020 and 2019.

On December 29, 2017, the Company issued a surplus note in the face amount and carrying amount of $12,000 to GWL&A Financial Inc. The proceeds were used for general corporate purposes. The surplus note bears an interest rate of 3.5% per annum. The note matures of December 29, 2027. Interest paid on the note during 2020, 2019 and 2018 amounted to $420, $420 and $420, respectively, bringing total interest paid from inception to December 31, 2020 to $1,262. The amount of unapproved principal and interest was $0 at December 31, 2020.

On May 17, 2018, the Company issued a surplus note in the face amount and carrying amount of $346,218 to GWL&A Financial Inc. The proceeds were used to redeem the $333,400 surplus note issued in 2006 and for general corporate purposes. The surplus note bears an interest rate of 4.881% per annum. The note matures on May 17, 2048. Interest paid on the note during 2020, 2019, and 2018 amounted to $16,899, $16,899 and $10,515, respectively, bringing total interest paid from inception to December 31, 2020 to $44,313. The amount of unapproved principal and interest was $0 at December 31, 2020.

In the first quarter of 2018, the Company realized a $39,921 after tax gain on an interest rate swap that hedged the existing $333,400 surplus note. The Company adjusted the basis of the hedged item, in this case the surplus note, for the amount of the after tax gain. Further, the Company accounted for the redemption of the $333,400 surplus note and the issuance of the $346,218 surplus note in the second quarter as debt modification instead of debt extinguishment. Therefore, the after tax swap gain will be

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

amortized into income over the 30 year life of the new surplus note. Amortization of the gain during 2020, 2019 and 2018 amounted to $1,331, $1,330 and $998, respectively bringing the total amortization from inception to December 31, 2020 amounted to $3,659, leaving an unamortized balance of $36,262 in surplus as part of the surplus note amounts.

On August 12, 2020, the Company issued a surplus note in the face amount and carrying amount of $527,500 to GWL&A Financial Inc. The proceeds were used to finance the Personal Capital transaction. The surplus note bears an interest rate of 1.260% per annum. The note matures on August 12, 2025. Interest paid on the note during 2020 and 2019 amounted to $0 and $0, respectively, bringing total interest paid from inception to December 31, 2020 to $0. The amount of unapproved principal and interest were $0 at December 31, 2020.

As of the fourth quarter of 2020, the Company had received capital contributions of $3.1 billion from GWL&A Financial Inc. The proceeds were used to finance the Personal Capital and MassMutual transactions.

As an insurance company domiciled in the State of Colorado, the Company is required to maintain a minimum of $2,000 of capital and surplus. In addition, the maximum amount of dividends which can be paid to stockholders by insurance companies domiciled in the State of Colorado, without prior approval of the Insurance Commissioner, is subject to restrictions relating to statutory capital and surplus and statutory net gain from operations. The Company may not pay a dividend during the year ended December 31, 2021, without the prior approval of the Colorado Insurance Commissioner due to large dividends paid in 2019 and the net loss related to the MassMutual ceding commission in 2020. Prior to any payment of dividends, the Company provides notice to the Colorado Insurance Commissioner. Dividends are non-cumulative and paid as determined by the Board of Directors, subject to the limitations described above. During the years ended December 31, 2020, 2019 and 2018 the Company paid dividends to GWL&A Financial Inc, totaling $357,752, $639,801, and $152,295, respectively.

The portion of unassigned funds (surplus) represented or (reduced) by each of the following items is:

	December 31,
	2020	2019

Current year net (loss) income	$(1,695,012)	$382,805

Unrealized (losses) gains	(76,064)	210,179

Deferred income taxes	256,714	(129,400)

Non-admitted assets	(946,880)	(238,379)

Surplus as regards reinsurance	454,045	537,566

Asset valuation reserve	(202,003)	(194,032)

Dividends	(357,752)	(639,801)

Other	7,401	395,386

Total unassigned funds	$(2,559,551)	$324,324

Risk-based capital (“RBC”) is a regulatory tool for measuring the minimum amount of capital appropriate for a life, accident and health organization to support its overall business operations in consideration of its size and risk profile. The Division requires the Company to maintain minimum capital and surplus equal to the company action level as calculated in the RBC model. The Company exceeds the required amount.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

15. Federal Income Taxes

The following table presents the components of the net admitted deferred tax asset:

	December 31, 2020			December 31, 2019			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total

Gross deferred tax assets	$481,393	$—	$481,393	$224,934	$—	$224,934	$256,459	$—	$256,459

Valuation allowance adjustment	—	—	—	—	—	—	—	—	—

Adjusted gross deferred tax asset	481,393	—	481,393	224,934	—	224,934	256,459	—	256,459

Deferred tax assets non-admitted	(340,176)	8,930	(331,246)	(109,435)	1,382	(108,053)	(230,741)	7,548	(223,193)

Net admitted deferred tax asset	141,217	8,930	150,147	115,499	1,382	116,881	25,718	7,548	33,266

Gross deferred tax liabilities	(15,258)	(8,930)	(24,188)	(18,296)	(1,382)	(19,678)	3,038	(7,548)	(4,510)

Net admitted deferred tax asset	$125,959	$—	$125,959	$97,203	$—	$97,203	$28,756	$—	$28,756

The Company admits deferred tax assets pursuant to paragraphs 11.a, 11.b.i, 11.b.ii, and 11.c, in SSAP No. 101. The following table presents the amount of deferred tax asset admitted under each component of SSAP No. 101:

	December 31, 2020			December 31, 2019			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total

(a) Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—	$—	$—	$—	$—	$—	$—

(b) Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above) after application of the threshold limitation (lesser of (i) and (ii) below)	125,959	—	125,959	97,203	—	97,203	28,756	—	28,756

(i) Adjusted gross deferred tax assets expected to be realized following the balance sheet date	125,959	—	125,959	97,203	—	97,203	28,756	—	28,756

(ii) Adjusted gross deferred tax assets expected allowed per limitation threshold	—	—	304,773	—	—	201,129	—	—	103,644

(c) Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities	15,258	8,930	24,188	18,296	1,382	19,678	(3,038)	7,548	4,510

Total deferred tax assets admitted as a result of the application of SSAP No. 101	$141,217	$8,930	$150,147	$115,499	$1,382	$116,881	$25,718	$7,548	$33,266

The following table presents the threshold limitations utilized in the admissibility of deferred tax assets under paragraph 11.b of SSAP No. 101:

	2020	2019

Ratio percentage used to determine recovery period and threshold limitation amount	918.28%	1247.01%

Amount of adjusted capital and surplus used to determine recovery period and threshold limitation	$2,031,818	$1,340,863

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The following table presents the impact of tax planning strategies:

	December 31, 2020 December 31, 2019				Change
	Ordinary	Capital	Ordinary	Capital	Ordinary	Capital

Adjusted gross deferred tax asset	$481,393	$—	$224,934	$—	$256,459	$—

% of adjusted gross deferred tax asset by character attributable to tax planning strategies	—%	—%	—%	—%	—%	—%

Net admitted adjusted gross deferred tax assets	$141,217	$8,930	$115,499	$1,382	$25,718	$7,548

% of net admitted adjusted gross deferred tax asset by character attributable to tax planning strategies	—%	—%	—%	—%	—%	—%

The Company’s tax planning strategies do not include the use of reinsurance.

There are no temporary differences for which deferred tax liabilities are not recognized.

The components of current income taxes incurred include the following:

	Year Ended December 31,
	2020	2019	Change

Current income tax	$(20,260)	$(98,474)	$78,214

Federal income tax on net capital gains	12,592	120,618	(108,026)

Total	$(7,668)	$22,144	$(29,812)

	Year Ended December 31,
	2019	2018	Change

Current income tax	$(98,474)	$(17,604)	$(80,870)

Federal income tax on net capital gains	120,618	1,030	119,588

Total	$22,144	$(16,574)	$38,718

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The tax effects of temporary differences, which give rise to the deferred income tax assets and liabilities are as follows:

	December 31,
Deferred income tax assets:	2020	2019	Change

Ordinary:

Reserves	$38,987	$33,451	$5,536

Investments	1,784	2,025	(241)

Pension accrual	11	—	11

Provision for dividends	2,168	2,334	(166)

Fixed assets	1,792	3,320	(1,528)

Compensation and benefit accrual	20,843	23,408	(2,565)

Receivables - non-admitted	13,737	16,568	(2,831)

Tax credit carryforward	111,979	114,265	(2,286)

Ceding commission-reinsurance	270,929	—	270,929

Other	19,163	29,563	(10,400)

Total ordinary gross deferred tax assets	481,393	224,934	256,459

Valuation allowance adjustment	—	—	—

Total adjusted ordinary gross deferred tax assets	481,393	224,934	256,459

Non-admitted ordinary deferred tax assets	(340,176)	(109,435)	(230,741)

Admitted ordinary deferred tax assets	141,217	115,499	25,718

Capital:			—

Investments	—	—	—

Total capital gross deferred tax assets	—	—	—

Valuation allowance adjustment	—	—	—

Total adjusted gross capital deferred tax assets	—	—	—

Non-admitted capital deferred tax assets	8,930	1,382	7,548

Admitted capital deferred tax assets	8,930	1,382	7,548

Total admitted deferred tax assets	$150,147	$116,881	$33,266

Deferred income tax liabilities:

Ordinary:

Investments	$(547)	$—	$(547)

Premium receivable	(3,414)	(3,192)	(222)

Policyholder reserves	(10,931)	(14,089)	3,158

Experience refunds	—	—	—

Other	(366)	(1,015)	649

Total ordinary deferred tax liabilities	(15,258)	(18,296)	3,038

Capital

Investments	$(8,930)	$(1,382)	$(7,548)

Total capital deferred tax liabilities	(8,930)	(1,382)	(7,548)

Total deferred tax liabilities	$(24,188)	$(19,678)	$(4,510)

Net admitted deferred income tax asset	$125,959	$97,203	$28,756

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The change in deferred income taxes reported in surplus before consideration of non-admitted assets is comprised of the following components:

	December 31,
	2020	2019	Change

Total deferred income tax assets	$481,393	$224,934	$256,459

Total deferred income tax liabilities	(24,188)	(19,678)	(4,510)

Net deferred income tax asset	$457,205	$205,256	251,949

Tax effect of unrealized capital gains (losses)			5,187

Other surplus			(422)

Change in net deferred income tax			$256,714

	December 31,
	2019	2018	Change

Total deferred income tax assets	$224,934	$371,710	$(146,776)

Total deferred income tax liabilities	(19,678)	(31,065)	11,387

Net deferred income tax asset	$205,256	$340,645	(135,389)

Tax effect of unrealized capital gains (losses)			7,108

Other surplus			(1,119)

Change in net deferred income tax			$(129,400)

The provision for federal income taxes and change in deferred income taxes differ from that which would be obtained by applying the statutory federal income tax rate of 21% to income before income taxes. The significant items causing this difference are as follows:

	December 31,
	2020	2019	2018

Income tax expense at statutory rate	$ (356,646)	$61,396	$60,337

Earnings from subsidiaries	(30,013)	(22,849)	(22,003)

Swap gain on debt refinancing	—	—	8,175

Ceding commission from Protective, net of transaction expenses	(17,540)	112,889	—

Dividend received deduction	(5,553)	(6,161)	(6,657)

Tax adjustment for interest maintenance reserve	130,717	(1,739)	(5,221)

Interest maintenance reserve release on Protective transaction	—	(107,527)	—

Prior year adjustment	552	(1,695)	(4,124)

Tax effect on non-admitted assets	4,884	3,425	(3,476)

Tax credits	(2,963)	(3,660)	(2,901)

Income tax on realized capital gain (loss)	12,592	120,618	1,030

Tax contingency	931	1,129	(607)

Other	(1,343)	(4,282)	(395)

Total	$(264,382)	$151,544	$24,158

	2020	2019	2018

Federal income taxes incurred	$(7,668)	$22,144	$(16,574)

Change in net deferred income taxes	(256,714)	129,400	40,732

Total income taxes	$(264,382)	$151,544	$24,158

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

As of December 31, 2020, the Company had no operating loss carryforwards.

As of December 31, 2020, the Company has Guaranteed Federal Low Income Housing tax credit carryforwards of $111,979. These credits will begin to expire in 2031.

As of December 31, 2020, the Company has foreign tax credit carryforwards of $0.

The following are income taxes incurred in prior years that will be available for recoupment in the event of future net losses:

Year Ended December 31, 2020	$20,366

Year Ended December 31, 2019	132,977

Year Ended December 31, 2018	4,146

The Company has no deposits admitted under Section 6603 of the Internal Revenue Code.

The Company’s federal income tax return is consolidated with the following entities (the “U.S. Consolidated Group”):

Great-West Lifeco U.S. LLC

GWFS Equities, Inc.

GWL&A Financial Inc.

Great-West Life & Annuity Insurance Company of South Carolina

Great-West Life & Annuity Insurance Company of New York

Putnam Investments, LLC

Putnam Acquisition Financing, Inc.

Putnam Retail Management, LP

Putnam Retail Management GP, Inc.

Putnam Investor Services, Inc.

PanAgora Holdings, Inc

PanAgora Asset Management, Inc.

Putnam Advisory Holdings, LLC

Putnam Advisory Holdings II, LLC

Empower Retirement, LLC

Advised Assets Group, LLC

Great-West Trust Company, LLC

Great-West Capital Management, LLC

Personal Capital Corporation

Personal Capital Advisors Corporation

Personal Capital Services Corporation

Personal Capital Technology Corporation

The Company, GWL&A NY and GWSC (“GWLA Subgroup”) are life insurance companies who form a life subgroup under the consolidated return regulations. These regulations determine whether the taxable income or losses of this subgroup may offset or be offset with the taxable income or losses of other non-life entities.

The GWLA Subgroup accounts for income taxes on the modified separate return method on each of their separate company, statutory financial statements. Under this method, current and deferred tax expense or benefit is determined on a standalone basis; however the Company also considers taxable income or losses from other members of the GWLA Subgroup when determining its deferred tax assets and liabilities, and in evaluating the realizability of its deferred tax assets.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The method of settling income tax payables and receivables (“Tax Sharing Agreement”) among the U.S. consolidated group is subject to a written agreement approved by the Board of Directors, whereby settlement is made on a separate return basis (i.e., the amount that would be due to or from a jurisdiction had an actual separate return been filed) except for the current utilization of any net operating losses and other tax attributes by members of the U.S. Consolidated Group, which can lead to receiving a payment when none would be received from the jurisdiction had a real separate tax return been required. The GWLA Subgroup has a policy of settling intercompany balances as soon as practical after the filing of the federal consolidated return or receipt of the income tax refund from the Internal Revenue Service (“I.R.S.”).

The Company determines income tax contingencies in accordance with Statement of Statutory Accounting Principles No. 5R, Liabilities, Contingencies and Impairments of Assets (“SSAP No. 5R”) as modified by SSAP No. 101. As of December 31, 2020 the amount of tax contingencies computed in accordance with SSAP No. 5R is $0, with the exception of interest and penalties. The Company does not expect a significant increase in tax contingencies within the 12 month period following the balance sheet date.

The Company recognizes accrued interest and penalties related to tax contingencies in current income tax expense. During the years ended December 31, 2020 and 2019, the Company recognized approximately $931 and $1,129 of expense from interest and penalties related to the uncertain tax positions. The Company had $2,374 and $1,443 accrued for the payment of interest and penalties at December 31, 2020 and 2019, respectively.

The Company files income tax returns in the U.S. federal jurisdiction and various states. The Company’s parent, with which it files a consolidated federal income tax return, is under examination for tax years 2007 through 2014 with respect to foreign tax credit refund claims. Tax Years 2015 through 2019 are open to federal examination by the Internal Revenue Service. The Company does not expect significant increases or decreases to unrecognized tax benefits relating to federal, state or local audits.

The Company does not have any foreign operations as of the periods ended December 31, 2020 and December 31, 2019 and therefore is not subject to the tax on Global Intangible Low-Taxed Income.

16. Employee Benefit Plans

Post-Retirement Medical and Supplemental Executive Retirement Plans

Previously, the Company sponsored an unfunded Post-Retirement Medical Plan (the “Medical Plan”) that provided health benefits to retired employees who are not Medicare eligible. The Medical Plan is contributory and contains other cost sharing features which may be adjusted annually for the expected general inflation rate. The Company’s policy is to fund the cost of the Medical Plan benefits in amounts determined at the discretion of management. Effective January 1, 2020, the Company transferred the Medical Plan to its subsidiary, Empower.

The Company provides Supplemental Executive Retirement Plans to certain key executives. These plans provide key executives with certain benefits upon retirement, disability or death based upon total compensation. The Company has purchased individual life insurance policies with respect to each employee covered by these plans. The Company is the owner and beneficiary of the insurance contracts.

A December 31 measurement date is used for the employee benefit plans.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The following tables provide a reconciliation of the changes in the benefit obligations, fair value of plan assets and the underfunded status for the Company’s Post-Retirement Medical and Supplemental Executive Retirement plans:

	Post-Retirement Medical Plan		Supplemental Executive Retirement Plan		Total
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2020	2019	2020	2019	2020	2019

Change in projected benefit obligation:

Benefit obligation, January 1	$22,696	$19,539	$40,801	$37,562	$63,497	$57,101

Service cost	—	1,435	—	—	—	1,435

Interest cost	—	825	1,175	1,510	1,175	2,335

Actuarial (gain) loss	—	2,059	2,753	4,109	2,753	6,168

Regular benefits paid	—	(1,162)	(2,566)	(2,380)	(2,566)	(3,542)

Benefit obligation transferred to Empower	(22,696)	—	—	—	(22,696)	—

Benefit obligation and under funded status, December 31	$—	$22,696	$42,163	$40,801	$42,163	$63,497

Accumulated benefit obligation	—	$22,696	42,163	40,801	42,163	$63,497

	Post-Retirement Medical Plan		Supplemental Executive Retirement Plan		Total
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2020	2019	2020	2019	2020	2019

Change in plan assets:

Fair Value of plan assets, January 1	$—	$—	$—	$—	$—	$—

Employer contributions	—	1,162	2,566	2,380	2,566	3,542

Regular Benefits paid	—	(1,162)	(2,566)	(2,380)	(2,566)	(3,542)

Fair Value of plan assets, December 31	$—	$—	$—	$—	$—	$—

The following table presents amounts recognized in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus for the Company’s Post-Retirement Medical and Supplemental Executive Retirement plans:

	Post-Retirement Medical Plan		Supplemental Executive Retirement Plan		Total
	December 31,		December 31,		December 31,
	2020	2019	2020	2019	2020	2019

Amounts recognized in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus:

Accrued benefit liability	$—	$(22,224)	$(38,349)	$(39,470)	$(38,349)	$(61,694)

Liability for pension benefits	—	(472)	(3,814)	(1,331)	(3,814)	(1,803)

Total other liabilities	$—	$(22,696)	$(42,163)	$(40,801)	$(42,163)	$(63,497)

Unassigned surplus (deficit)	$—	$(472)	$(3,814)	$(1,331)	$(3,814)	$(1,803)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The following table presents amounts not yet recognized in the statements of financial position for the Company’s Post-Retirement Medical and Supplemental Executive Retirement plans:

	Post-Retirement Medical Plan		Supplemental Executive Retirement Plan		Total
	December 31,		December 31,		December 31,
	2020	2019	2020	2019	2020	2019

Unrecognized net actuarial gain (loss)	$—	$2,869	$(3,515)	$(732)	$(3,515)	$2,137

Unrecognized prior service cost	—	(3,341)	(299)	(599)	(299)	(3,940)

The following table presents amounts in unassigned funds recognized as components of net periodic benefit cost for the Company’s Post-Retirement Medical and Supplemental Executive Retirement plans:

	Post-Retirement Medical Plan		Supplemental Executive Retirement Plan		Total
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2020	2019	2020	2019	2020	2019

Items not yet recognized as component of net periodic cost on January 1,	$(472)	$995	$(1,331)	$2,529	$(1,803)	$3,524

Transferred to Empower	472	—	—	—	472	—

Prior service cost recognized in net periodic cost	—	817	299	299	299	1,116

(Gain) loss recognized in net periodic cost	—	(225)	(29)	(50)	(29)	(275)

Gain (loss) arising during the year	—	(2,059)	(2,753)	(4,109)	(2,753)	(6,168)

Items not yet recognized as component of net periodic cost on December 31	$—	$(472)	$(3,814)	$(1,331)	$(3,814)	$(1,803)

The following table provides information regarding amounts in unassigned funds that are expected to be recognized as components of net periodic benefit costs during the year ended December 31, 2021:

	Post-Retirement Medical Plan	Supplemental Executive Retirement Plan	Total

Net actuarial gain	$—	$(29)	$(29)

Prior service cost	—	299	299

The expected benefit payments for the Company’s Supplemental Executive Retirement plan for the years indicated are as follows:

	2021	2022	2023	2024	2025	2026 through 2030

Supplemental executive retirement plan	2,567	10,282	5,756	2,179	1,962	8,382

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The following table presents the components of net periodic cost (benefit):

	Post-Retirement Medical Plan			Supplemental Executive Retirement Plan			Total

	Year Ended December 31,			Year Ended December 31,			Year Ended December 31,

	2020	2019	2018	2020	2019	2018	2020	2019	2018

Components of net periodic cost (benefit):

Service cost	$—	$1,435	$1,425	$—	$—	$—	$—	$1,435	$1,425

Interest cost	—	825	703	1,175	1,510	1,356	1,175	2,335	2,059

Amortization of unrecognized prior service cost	—	817	817	299	299	324	299	1,116	1,141

Amortization of gain from prior periods	—	(225)	(82)	(29)	(50)	(45)	(29)	(275)	(127)

Net periodic cost	$—	$2,852	$2,863	$1,445	$1,759	$1,635	$1,445	$4,611	$4,498

The following tables present the assumptions used in determining benefit obligations of the Post-Retirement Medical and the Supplemental Executive Retirement plans at December 31, 2020 and 2019:

	Post-Retirement Medical Plan

	December 31,

	2020	2019

Discount rate	N/A	3.16%

Initial health care cost trend	N/A	6.00%

Ultimate health care cost trend	N/A	5.00%

Year ultimate trend is reached	N/A	2024

	Supplemental Executive Retirement Plan

	December 31,

	2020	2019

Discount rate	2.09%	2.98%

Rate of compensation increase	N/A	N/A

During 2020, the Company adopted the Society of Actuaries Morality Improvement Scale (MP-2020).

During 2019, the Company adopted the Society of Actuaries Morality Improvement Scale (MP-2019).

The following tables present the weighted average interest rate assumptions used in determining the net periodic benefit/cost of the Post-Retirement Medical and the Supplemental Executive Retirement plans:

	Post-Retirement Medical Plan

	Year Ended December 31,

	2020	2019

Discount rate	N/A	4.34%

Initial health care cost trend	N/A	6.25%

Ultimate health care cost trend	N/A	5.00%

Year ultimate trend is reached	N/A	2024

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

	Supplemental Executive Retirement Plan

	Year Ended December 31,

	2020	2019

Discount rate	2.98%	4.16%

Rate of compensation increase	N/A	N/A

The discount rate has been set based on the rates of return on high-quality fixed-income investments currently available and expected to be available during the period the benefits will be paid. In particular, the yields on bonds rated AA or better on the measurement date have been used to set the discount rate.

Beginning December 31, 2012, the Company began participation in the pension plan sponsored by GWL&A Financial. During 2017, that plan froze all future benefit accruals for pension-eligible participants as of December 31, 2017. The Company’s share of net expense for the pension plan was $7,806, $14,842 and $3,057 during the years ended December 31, 2020, 2019 and 2018.

The Company offers unfunded, non-qualified deferred compensation plans to a select group of executives, management and highly compensated individuals. Participants defer a portion of their compensation and realize potential market gains / losses or interest on the amount deferred. The programs are not qualified under Section 401 of the Internal Revenue Code. Participant balances, which are included in Other liabilities in the accompanying statutory financial statements, are $49,595 and $41,792 at December 31, 2020 and 2019, respectively.

Previously, the Company sponsored a qualified defined contribution benefit plan covering all employees. Under this plan, employees may contribute a percentage of their annual compensation to the plan up to certain maximums, as defined by the plan and by the Internal Revenue Service (“IRS”). Effective January 1, 2020, the Company transferred the qualified defined contribution benefit plan to its subsidiary, Empower Retirement, LLC. Previously, the Company matched a percentage of employee contributions in cash. The Company recognized $0, $24,955 and $11,935 in expense related to this plan for the years ended December 31, 2020, 2019 and 2018, respectively.

17. Share-Based Compensation

Equity Awards

Lifeco, of which the Company is an indirect wholly-owned subsidiary, maintains the Great-West Lifeco Inc. Stock Option Plan (the “Lifeco plan”) that provides for the granting of options on its common shares to certain of its officers and employees and those of its subsidiaries, including the Company. Options are granted with exercise prices not less than the average market price of the shares on the five days preceding the date of the grant. The Lifeco plan provides for the granting of options with varying terms and vesting requirements with vesting commencing on the first anniversary of the grant, exercisable within 10 years from the date of grant. Compensation expense is recognized in the Company’s financial statements over the vesting period of these stock options using the accelerated method of recognition.

Termination of employment prior to the vesting of the options results in the forfeiture of the unvested options, unless otherwise determined by the Human Resources Committee. At its discretion, the Human Resources Committee may vest the unvested options of retiring option holders, with the options exercisable within five years from the date of retirement. In such event, the Company accelerates the recognition period to the date of retirement for any unrecognized share-based compensation cost related thereto and recognizes it in its earnings at that time.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

Liability Awards

The Company maintains a Performance Share Unit Plan (“PSU plan”) for officers and employees of the Company. Under the PSU plan, “performance share units” are granted to certain of its officers and employees of the Company. Each performance unit has a value equal to one share of Lifeco common stock and is subject to adjustment for cash dividends paid to Lifeco stockholders, Company earnings results as well as stock dividends and splits, consolidations and the like that affect shares of Lifeco common stock outstanding.

If the performance share units vest, they are payable in cash equal to the average closing price of Lifeco common stock for the 20 trading days prior to the date following the last day of the three-year performance period. The estimated fair value of the performance unit is based on the average closing price of Lifeco common stock for the 20 trading days prior to the grant. The performance share units generally vest in their entirety at the end of the three years performance period based on continued service. The PSU plan contains a provision that permits all unvested performance share units to become vested upon death or retirement. Changes in the fair value of the performance share units that occur during the vesting period is recognized as compensation cost over that period.

Performance share units are settled in cash and are recorded as liabilities until payout is made. Unlike share-settled awards, which have a fixed grant-date fair value, the fair value of unsettled or unvested liabilities awards is remeasured at the end of each reporting period based on the change in fair value of one share of Lifeco common stock. The liability and corresponding expense are adjusted accordingly until the award is settled.

Compensation Expense Related to Share-Based Compensation

The compensation expense related to share-based compensation was as follows:

	Year Ended December 31,

	2020	2019	2018

Lifeco Stock Plan	$593	$899	$768

Performance Share Unit Plan	6,431	15,458	5,388

Total compensation expense	$7,024	$16,357	$6,156

Income tax benefits	$1,465	$3,414	$1,243

During the year ended December 31, 2020, 2019 and 2018, the Company had $48, $(67) and $26 respectively, income tax benefits (expense) realized from stock options exercised.

The following table presents the total unrecognized compensation expense related to share-based compensation at December 31, 2020 and the expected weighted average period over which these expenses will be recognized:

	Expense	Weighted average period (years)

Lifeco Stock Plan	$709	1.4

Performance Share Unit Plan	5,562	1.2

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

Equity Award Activity

During the year ended December 31, 2020, Lifeco did not grant stock options to employees of the Company.

The following table summarizes the status of, and changes in, the Lifeco plan options granted to Company employees which are outstanding. The options granted relate to underlying stock traded in Canadian dollars on the Toronto Stock Exchange; therefore, the amounts, which are presented in United States dollars, will fluctuate as a result of exchange rate fluctuations.

		Weighted average

	Shares under option	Exercise price (Whole dollars)	Remaining contractual term (Years)	Aggregate intrinsic value (1)

Outstanding, January 1, 2020	3,450,130	$25.03

Granted	—	—

Exercised	(210,900)	20.78

Cancelled and expired	(67,760)	25.89

Outstanding, December 31, 2020	3,171,470	25.95	5.5	$1,362

Vested and expected to vest, December 31, 2020	3,171,470	25.89	5.5	1,362

Exercisable, December 31, 2020	2,170,850	26.11	4.6	1,332

(1) The aggregate intrinsic value is calculated as the difference between the market price of Lifeco common shares on December 31, 2020 and the exercise price of the option (only if the result is positive) multiplied by the number of options.

The following table presents additional information regarding stock options under the Lifeco plan:

	Year Ended December 31,

	2020	2019	2018

Weighted average fair value of options granted	NA	$2.32	$0.95

Intrinsic value of options exercised (1)	1,097	3,282	345

Fair value of options vested	911	1,358	1,115

(1) The intrinsic value of options exercised is calculated as the difference between the market price of Lifeco common shares on the date of exercise and the exercise price of the option multiplied by the number of options exercised.

There were no options granted during 2020. The fair value of the options granted during the years ended December 31, 2019 and 2018 was estimated on the date of the grant using the Black-Scholes option-pricing model with the following weighted average assumptions:

	Year Ended December 31,

	2020	2019	2018

Dividend yield	NA	5.46%	4.55%

Expected volatility	NA	19.68%	9.01%

Risk free interest rate	NA	1.83%	2.03%

Expected duration (years)	NA	6.0	6.0

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

Liability Award Activity

The following table summarizes the status of, and changes in, the Performance Share Unit Plan units granted to Company employees which are outstanding:

Performance Units

Outstanding, January 1, 2020	1,156,384

Granted	67,511

Forfeited	(7,063)

Paid	(258,005)

Outstanding, December 31, 2020	958,827

Vested and expected to vest, December 31, 2020	958,827

The cash payment in settlement of the Performance Share Unit Plan units was $8,569, $5,815 and $4,104 for the years ended December 31, 2020, 2019 and 2018, respectively.

18. Participating Insurance

Individual life insurance premiums paid, net of reinsurance, under individual life insurance participating policies were 55%, (1)%, and 1% of total individual life insurance premiums earned during the years ended December 31, 2020, 2019 and 2018 respectively. The Company accounts for its policyholder dividends based upon the three-factor formula. The Company paid dividends in the amount of $18,497, $23,461 and $31,276 to its policyholders during the years ended December 31, 2020, 2019 and 2018, respectively.

19. Concentrations

No customer accounted for 10% or more of the Company’s revenues during the year ended December 31, 2020. In addition, the Company is not dependent upon a single customer or a few customers. The loss of business from any one, or a few, independent brokers or agents would not have a material adverse effect on the Company or any of its business agents.

20. Commitments and Contingencies

Future Contractual Obligations

The following table summarizes the Company’s estimated future contractual obligations:

	Payment due by period
	2021	2022	2023	2024	2025	Thereafter	Total

Surplus notes - principal (1)	$—	$—	$—	$—	$527,500	$358,219	$885,719

Surplus notes - interest (2)	23,965	23,965	23,965	23,965	22,304	381,066	499,230

Investment purchase obligations (3)	492,805				1,125	5,000	498,930

Operating leases (4)	6,488	3,727	3,234	3,185	2,814	19,145	38,593

Other liabilities (5)	5,241	22,732	18,381	4,804	5,262	27,882	84,302

Total	$528,499	$50,424	$45,580	$31,954	$559,005	$791,312	$2,006,774

(1) Surplus notes principal - Represents contractual maturities of principal due to the Company’s parent, GWL&A Financial, under the terms of three long-term surplus notes. The amounts shown in this table differ from the amounts included in the

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

Company’s Statement of Admitted Assets, Liabilities, Capital and Surplus because of the $36,262 of unamortized debt modification gain as discussed in Footnote 14.

(2) Surplus notes interest - All surplus notes bear interest at a fixed rate through maturity. The interest payments shown in this table are calculated based upon the contractual rates in effect on December 31, 2020.

(3) Investment purchase obligations - The Company makes commitments to fund partnership interests, mortgage loans, and other investments in the normal course of its business. As the timing of the fulfillment of the commitment to fund partnership interests cannot be predicted, such obligations are presented in the less than one year category. The timing of the funding of mortgage loans is based on the expiration date of the commitment. The amounts of these unfunded commitments at December 31, 2020 and 2019 were $498,930 and $131,651, of which $447,515 and $120,990 were related to limited partnership interests. Related party transactions comprise of $94,803 and $0 of the unfunded limited partnership interests at December 31, 2020 and 2019, respectively. At December 31, 2020 and 2019, $492,805 and $131,651 were due within one year, $1,125 and $0 were due within four to five years, and $5,000 and $0 were due after five years.

(4) Operating leases - The Company is obligated to make payments under various non-cancelable operating leases, primarily for office space. Contractual provisions exist that could increase the lease obligations presented, including operating expense escalation clauses. Management does not consider the impact of any such clauses to be material to the Company’s operating lease obligations. Rent expense for the years ended December 31, 2020, 2019 and 2018 were $25,324, $33,473 and $27,768 respectively.

From time to time, the Company enters into agreements or contracts, including capital leases, to purchase goods or services in the normal course of its business. However, these agreements and contracts are not material and are excluded from the table above.

(5)    Other liabilities - Other liabilities include those other liabilities which represent contractual obligations not included elsewhere in the table above. If the timing of the payment of any other liabilities was sufficiently uncertain, the amounts were included in the less than one year category. Other liabilities presented in the table above include:

•	Expected benefit payments for the Company’s supplemental executive retirement plan through 2027
•	Unrecognized tax benefits
•	Miscellaneous purchase obligations to acquire goods and services
•	Sport partner sponsorship payments
•	Personal Capital Corporation contingent payment consideration

As part of the Personal Capital Corporation acquisition, the Company included contingent consideration based on the potential achievement of certain key metrics. An initial contingent consideration earn-out value of $20 million represents management’s best estimate, and it could be up to $175 million based on the achievement of growth in assets under management metrics defined in the Merger Agreement, payable following measurements through December 31, 2021 and December 31, 2022

Originally entered into on March 1, 2018 and as amended on July 7, 2020, the Company has a revolving credit facility agreement in the amount of $50,000 for general corporate purposes. The credit facility has an expiration date of March 1, 2023. Interest accrues at a rate dependent on various conditions and terms of borrowings. The agreement requires, among other things, the Company to maintain a minimum adjusted net worth, of $673,000, as defined in the credit facility agreement (compiled on the unconsolidated statutory accounting basis prescribed by the NAIC), at any time. The Company was in compliance with all covenants at December 31, 2020 and 2019. At December 31, 2020 and 2019 there were no outstanding amounts related to the current and prior credit facilities.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

In addition, the Company has other letters of credit with a total amount of $8,595, renewable annually for an indefinite period of time. At December 31, 2020 and 2019, there were no outstanding amounts related to those letters of credit.

In October 2020, the Company became a member of the FHLB of Topeka. FHLB provides access to billions of low-cost funding dollars to banks, credit unions, insurance companies and community development financial institutions in the United States. At December 31, 2020, the Company had an estimated borrowing capacity of approximately $2,500,000. All borrowings must be collateralized and the required collateral amount is based on the type of investment securities pledged. No amount was borrowed as of December 31, 2020. Additionally, the Company was required to purchase FHLB of Topeka stock and, at December 31, 2020 owns $500 of Class A stock which are currently not eligible for redemption.

Contingencies

From time to time, the Company may be threatened with, or named as a defendant in, lawsuits, arbitrations, and administrative claims. Any such claims that are decided against the Company could harm the Company’s business. The Company is also subject to periodic regulatory audits and inspections which could result in fines or other disciplinary actions. Unfavorable outcomes in such matters may result in a material impact on the Company’s financial position, results of operations, or cash flows.

The Company is defending lawsuits relating to the costs and features of certain of its retirement or fund products. Management believes the claims are without merit and will defend these actions. Based on the information known, these actions will not have a material adverse effect on the financial position of the Company.

The liabilities transferred and ceding commission received at the closing of the Protective transaction were subject to future adjustments. In October 2019, Protective Life provided the Company with its listing of proposed adjustments with respect to the liabilities transferred, which the Company formally objected to in December 2019. In November 2020, the parties reached resolution and settled cash for adjustments which did not have a material effect on the consolidated financial position of the Company and no further adjustments are expected.

The Company is involved in other various legal proceedings that arise in the ordinary course of its business. In the opinion of management, after consultation with counsel, the likelihood of loss from the resolution of these proceedings is remote and/or the estimated loss is not expected to have a material effect on the Company’s financial position, results of its operations, or cash flows.

The Company and GWL&A NY have an agreement whereby the Company has committed to provide financial support to GWL&A NY related to the maintenance of adequate regulatory surplus and liquidity. The Company is obligated to invest in shares of GWL&A NY in order for GWL&A NY to maintain the capital and surplus at the greater of 1) $6,000, 2) 200% of GWL&A NY RBC minimum capital requirements if GWL&A NY total assets are less than $3,000,000 or 3) 175% of GWL&A NY RBC minimum capital requirements if GWL&A NY total assets are $3,000,000 or more. There is no limitation on the maximum potential future payments under the guarantee. The Company has no liability at December 31, 2020 and 2019 for obligations under the guarantee.

21.  Subsequent Events

Management has evaluated subsequent events for potential recognition or disclosure in the Company’s statutory financial statements through April 1, 2021, the date on which they were issued. On February 3, 2021, the Company’s Board of Directors declared a dividend of $100,000. The dividend was paid on March 29, 2021 to the Company’s sole shareholder, GWL&A Financial. Prior to the payment of this dividend, the Company received approval from the Colorado Insurance Commissioner.

SUPPLEMENTAL SCHEDULES

(See Independent Auditors’ Report)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Supplemental Schedule of Selected Statutory Financial Data

As of and for the Year Ended December 31, 2020

(In Thousands)

Investment income earned:

U.S. Government bonds	$1,631

Other bonds (unaffiliated)	472,771

Bonds of affiliates	564

Preferred stocks (unaffiliated)	3

Common stocks (unaffiliated)	151

Mortgage loans	107,249

Real estate	28,964

Contract loans	197,843

Cash, cash equivalents and short-term investments	5,862

Derivative instruments	18,840

Other invested assets	155,506

Aggregate write-ins for investment income	5,303

Gross investment income	$994,687

Real estate owned - Book value less encumbrances:	$43,776

Mortgage loans - Book value:

Commercial mortgages	$4,124,412

Mortgage loans by standing - Book value:

Good standing	$4,124,412

Other long-term invested assets - Statement value:	$504,876

Bonds and stocks of parents, subsidiaries and affiliates - Book value:

Bonds	$6,433

Common stocks	$62,550

Bonds and short-term investments by maturity and NAIC designation:

Bonds by maturity - Statement value:

Due within one year or less	$1,833,337

Over 1 year through 5 years	8,459,940

Over 5 years through 10 years	10,905,977

Over 10 years through 20 years	3,262,440

Over 20 years	2,105,662

Total by maturity	$26,567,356

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Supplemental Schedule of Selected Statutory Financial Data

As of and for the Year Ended December 31, 2020

(In Thousands)

Bonds and short-term investments by NAIC designation - Statement value:

NAIC 1	$14,774,212

NAIC 2	11,083,416

NAIC 3	661,042

NAIC 4	46,004

NAIC 5	2,312

NAIC 6	370

Total by NAIC designation	$26,567,356

Total bonds publicly traded	$14,796,022

Total bonds privately placed	$11,771,334

Preferred stocks - Statement value	$119,687

Common stocks - Market value	$223,883

Short-term investments - Book value	$408,168

Options, caps and floors owned - Statement value	$34

Collar, swap and forward agreements open - Statement value	$30,313

Futures contracts open - Current value	$5,334

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Supplemental Schedule of Selected Statutory Financial Data

As of and for the Year Ended December 31, 2020

(In Thousands)

Life insurance in-force:

Ordinary	$3,588,007

Group life	—

Life insurance policies with disability provisions in-force:

Ordinary	$9,504

Group life	18,617,777

Supplementary contracts in-force:

Ordinary - not involving life contingencies:

Amount on deposit	$—

Income payable	—

Ordinary - involving life contingencies:

Income payable	—

Group - not involving life contingencies:

Amount on deposit	—

Income payable	—

Group - involving life contingencies:

Income payable	125

Annuities:

Ordinary:

Immediate - amount of income payable	$49

Deferred - fully paid account balance	318

Deferred - not fully paid - account balance	—

Group:

Certificates - amount of income payable	$60,137

Certificates - fully paid account balance	1,489

Certificates - not fully paid account balance	31,651,605

Accident and health insurance - equivalent premiums in-force:

Group	$—

Deposit funds and dividend accumulations

Deposit funds - account balance	28,062

Deposit accumulations - account balance	18,257

Claim payments:

Group accident and health:

2020	$5,078

2019	9,460

2018	5,486

2017	2,786

2016	2,829

Prior	16,848

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Supplemental Schedule of Selected Statutory Financial Data

As of and for the Year Ended December 31, 2020

(In Thousands)

Supplemental Schedule of the Annual Audit Report

Supplemental Schedule Regarding Reinsurance Contracts with Risk-Limiting Features

Reinsurance contracts subject to Appendix A-791—Life and Health Reinsurance Agreements of the NAIC Accounting Practices and Procedures Manual:

The Company has not entered into, renewed or amended reinsurance contracts on or after January 1, 1996, which include risk-limiting features, as described in SSAP No. 61R—Life, Deposit-Type and Accident and Health Reinsurance (SSAP No. 61R). Deposit accounting, as described in SSAP No. 61R was not applied for reinsurance contracts, which include risk-limiting features since the Company does not have applicable contracts.

Reinsurance contracts NOT subject to Appendix A-791—Life and Health Reinsurance Agreements of the NAIC Accounting Practices and Procedures Manual:

The Company has not applied reinsurance accounting, as described in in SSAP No. 61R, to reinsurance contracts entered into, renewed or amended on or after January 1, 1996, which include risk-limiting features, as described in SSAP No. 61R since the Company does not have applicable contracts. As such, the reinsurance reserve credit, as described in SSAP No. 61R, was not reduced.

Payments to reinsurers (excluding reinsurance contracts with a federal or state facility):

The Company has not entered into, renewed or amended reinsurance contracts on or after January 1, 1996, which contain provisions that allow (1) the reporting of losses or settlements with the reinsurer to occur less frequently than quarterly or (2) payments due from the reinsurer to not be made in cash within ninety days of the settlement date unless there is no activity during the period.

The Company has not entered into, renewed or amended reinsurance contracts on or after January 1, 1996, which contain a payment schedule, accumulating retentions from multiple years or any features inherently designed to delay timing of the reimbursement to the ceding company.

Reinsurance contracts NOT subject to Appendix A-791—Life and Health Reinsurance Agreements of the NAIC Accounting Practices and Procedures Manual and NOT yearly-renewable term that meet the risk transfer requirements under SSAP No. 61R:

The Company has not reflected reinsurance reserve credit for any reinsurance contracts entered into, renewed or amended on or after January 1, 1996 for the following:

a.	Assumption reinsurance
b.	Non-proportional reinsurance that does not result in significant surplus relief

The Company does not prepare financial information under generally accepted accounting principles (“GAAP”). As such, the Company has not ceded any risk during the period ended December 31, 2020 under any reinsurance contracts entered into, renewed or amended on or after January 1, 1996, that applies reinsurance accounting, as described under SSAP No. 61R for statutory accounting principles (SAP) and applies deposit accounting under GAAP.

The Company has not ceded any risk during the period ended December 31, 2020 under any reinsurance contracts entered into, renewed or amended on or after January 1, 1996, accounted for as reinsurance under GAAP and as a deposit under SSAP No. 61R.

FutureFunds Series Account

of Great-West Life & Annuity

Insurance Company

Annual Report

December 31, 2020

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	ALGER BALANCED PORTFOLIO CLASS I-2	ALGER MID CAP GROWTH PORTFOLIO CLASS I-2	AMERICAN CENTURY INVESTMENTS EQUITY INCOME FUND INVESTOR CLASS	AMERICAN CENTURY INVESTMENTS INCOME & GROWTH FUND INVESTOR CLASS	AMERICAN FUNDS THE GROWTH FUND OF AMERICA CLASS R3	ARTISAN INTERNATIONAL FUND INVESTOR CLASS

ASSETS:
Investments at fair value (1)	$1,583,436	$18,472,742	$13,319,003	$320,428	$15,570,111	$13,359,391
Investment income due and accrued
Receivable for investments sold	1,465		6,442			3,542
Purchase payments receivable	20	3,798	1,481		46,197	1,666
Due from Great West Life & Annuity Insurance Company

Total assets	1,584,921	18,476,540	13,326,926	320,428	15,616,308	13,364,599

LIABILITIES:
Payable for investments purchased		3,798			46,197
Redemptions payable	1,485		7,923			5,208
Due to Great West Life & Annuity Insurance Company	128	1,315	849	20	965	776

Total liabilities	1,613	5,113	8,772	20	47,162	5,984

NET ASSETS	$1,583,308	$18,471,427	$13,318,154	$320,408	$15,569,146	$13,358,615

NET ASSETS REPRESENTED BY:
Accumulation units	$1,583,308	$18,471,427	$13,318,154	$320,408	$15,569,146	$13,358,615
Contracts in payout phase

NET ASSETS	$1,583,308	$18,471,427	$13,318,154	$320,408	$15,569,146	$13,358,615

ACCUMULATION UNITS OUTSTANDING	62,575	328,235	298,510	11,252	392,016	600,820

UNIT VALUE (ACCUMULATION)	$25.30	$56.28	$44.62	$28.48	$39.72	$22.23

(1) Cost of investments:	$1,467,734	$11,679,448	$13,049,198	$306,361	$10,979,076	$11,759,098
Shares of investments:	92,870	555,738	1,476,608	8,597	235,768	385,998

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	CLEARBRIDGE VALUE TRUST CLASS FI	COLUMBIA SELECT MID CAP VALUE FUND CLASS R	DAVIS NEW YORK VENTURE FUND CLASS R	FEDERATED EQUITY INCOME FUND CLASS A	FIDELITY VIP CONTRAFUND PORTFOLIO INITIAL CLASS	FIDELITY VIP GROWTH PORTFOLIO INITIAL CLASS

ASSETS:
Investments at fair value (1)	$1,116,508	$3,247,301	$3,598,557	$2,812,354	$50,326,989	$103,123,581
Investment income due and accrued
Receivable for investments sold			1,495		13,572
Purchase payments receivable		4,500	231	4,020	4,234	58,653
Due from Great West Life & Annuity Insurance Company

Total assets	1,116,508	3,251,801	3,600,283	2,816,374	50,344,795	103,182,234

LIABILITIES:
Payable for investments purchased		4,500		4,020		58,653
Redemptions payable			1,726		17,806
Due to Great West Life & Annuity Insurance Company	94	114	200	178	3,133	8,030

Total liabilities	94	4,614	1,926	4,198	20,939	66,683

NET ASSETS	$1,116,414	$3,247,187	$3,598,357	$2,812,176	$50,323,856	$103,115,551

NET ASSETS REPRESENTED BY:
Accumulation units	$1,116,414	$3,247,187	$3,598,357	$2,812,176	$50,323,856	$103,115,551
Contracts in payout phase

NET ASSETS	$1,116,414	$3,247,187	$3,598,357	$2,812,176	$50,323,856	$103,115,551

ACCUMULATION UNITS OUTSTANDING	52,315	143,219	145,117	124,591	797,201	1,158,613

UNIT VALUE (ACCUMULATION)	$21.34	$22.67	$24.80	$22.57	$63.13	$89.00

(1) Cost of investments:	$559,003	$2,958,791	$3,454,828	$2,508,413	$34,512,447	$58,016,366
Shares of investments:	10,492	281,639	115,043	121,379	1,044,779	1,001,200

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	FRANKLIN SMALL-MID CAP GROWTH FUND CLASS A	GREAT-WEST AGGRESSIVE PROFILE FUND INVESTOR CLASS	GREAT-WEST ARIEL MID CAP VALUE FUND INVESTOR CLASS	GREAT-WEST BOND INDEX FUND INVESTOR CLASS	GREAT-WEST CONSERVATIVE PROFILE FUND INVESTOR CLASS	GREAT-WEST GOVERNMENT MONEY MARKET FUND INVESTOR CLASS

ASSETS:
Investments at fair value (1)	$39,422	$40,329,008	$41,385,480	$21,091,650	$32,792,333	$34,808,707
Investment income due and accrued						9
Receivable for investments sold						82,873
Purchase payments receivable		10,250	2,237	18,949	1,826	888
Due from Great West Life & Annuity Insurance Company						25,959

Total assets	39,422	40,339,258	41,387,717	21,110,599	32,794,159	34,918,436

LIABILITIES:
Payable for investments purchased		10,250	2,237	18,949	1,826
Redemptions payable						83,761
Due to Great West Life & Annuity Insurance Company	2	1,504	3,331	857	740	2,430

Total liabilities	2	11,754	5,568	19,806	2,566	86,191

NET ASSETS	$39,420	$40,327,504	$41,382,149	$21,090,793	$32,791,593	$34,832,245

NET ASSETS REPRESENTED BY:
Accumulation units	$39,420	$40,327,504	$41,382,149	$21,090,793	$32,791,593	$34,800,486
Contracts in payout phase						31,759

NET ASSETS	$39,420	$40,327,504	$41,382,149	$21,090,793	$32,791,593	$34,832,245

ACCUMULATION UNITS OUTSTANDING	1,153	2,990,301	496,993	959,528	2,760,283	2,155,863

UNIT VALUE (ACCUMULATION)	$34.19	$13.49	$83.27	$21.98	$11.88	$16.14

(1) Cost of investments:	$28,441	$41,976,924	$39,895,001	$19,693,854	$31,665,458	$34,808,707
Shares of investments:	842	6,351,025	3,451,666	1,394,950	3,950,883	34,808,707

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	GREAT-WEST INTERNATIONAL VALUE FUND INVESTOR CLASS	GREAT-WEST LARGE CAP VALUE FUND INVESTOR II CLASS	GREAT-WEST LIFETIME 2015 FUND INVESTOR CLASS	GREAT-WEST LIFETIME 2025 FUND INVESTOR CLASS	GREAT-WEST LIFETIME 2035 FUND INVESTOR CLASS	GREAT-WEST LIFETIME 2045 FUND INVESTOR CLASS

ASSETS:
Investments at fair value (1)	$26,192,129	$45,726,029	$4,315,942	$8,314,348	$7,756,139	$6,129,862
Investment income due and accrued
Receivable for investments sold	2,027
Purchase payments receivable	11,598	13,157	10,465	7,907	9,987	7,257
Due from Great West Life & Annuity Insurance Company

Total assets	26,205,754	45,739,186	4,326,407	8,322,255	7,766,126	6,137,119

LIABILITIES:
Payable for investments purchased		13,157	10,465	7,907	9,987	7,257
Redemptions payable	13,625
Due to Great West Life & Annuity Insurance Company	1,707	3,590	295	530	314	324

Total liabilities	15,332	16,747	10,760	8,437	10,301	7,581

NET ASSETS	$26,190,422	$45,722,439	$4,315,647	$8,313,818	$7,755,825	$6,129,538

NET ASSETS REPRESENTED BY:
Accumulation units	$26,190,422	$45,722,439	$4,315,647	$8,313,818	$7,755,825	$6,129,538
Contracts in payout phase

NET ASSETS	$26,190,422	$45,722,439	$4,315,647	$8,313,818	$7,755,825	$6,129,538

ACCUMULATION UNITS OUTSTANDING	721,161	4,166,449	184,752	304,212	244,037	192,244

UNIT VALUE (ACCUMULATION)	$36.32	$10.97	$23.36	$27.33	$31.78	$31.88

(1) Cost of investments:	$24,364,673	$44,356,351	$4,023,911	$7,786,926	$7,242,933	$5,738,171
Shares of investments:	2,177,234	4,448,057	292,210	536,410	511,281	404,078

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	GREAT-WEST LIFETIME 2055 FUND INVESTOR CLASS	GREAT-WEST MODERATE PROFILE FUND INVESTOR CLASS	GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND INVESTOR CLASS	GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND INVESTOR CLASS	GREAT-WEST MULTI-SECTOR BOND FUND INVESTOR CLASS	GREAT-WEST S&P 500® INDEX FUND INVESTOR CLASS

ASSETS:
Investments at fair value (1)	$3,579,585	$62,417,745	$58,111,053	$10,649,142	$12,918,236	$202,310,246
Investment income due and accrued
Receivable for investments sold		3,909	2,243
Purchase payments receivable	8,610	11,962	12,757	990	1,359	7,784
Due from Great West Life & Annuity Insurance Company						65,461

Total assets	3,588,195	62,433,616	58,126,053	10,650,132	12,919,595	202,383,491

LIABILITIES:
Payable for investments purchased	8,610			990	1,127	7,159
Redemptions payable		15,871	15,000		232	625
Due to Great West Life & Annuity Insurance Company	149	3,008	2,337	467	852	16,523

Total liabilities	8,759	18,879	17,337	1,457	2,211	24,307

NET ASSETS	$3,579,436	$62,414,737	$58,108,716	$10,648,675	$12,917,384	$202,359,184

NET ASSETS REPRESENTED BY:
Accumulation units	$3,579,436	$62,414,737	$58,108,716	$10,648,675	$12,917,384	$202,292,057
Contracts in payout phase						67,127

NET ASSETS	$3,579,436	$62,414,737	$58,108,716	$10,648,675	$12,917,384	$202,359,184

ACCUMULATION UNITS OUTSTANDING	111,947	4,947,955	4,484,746	874,070	281,878	13,056,623

UNIT VALUE (ACCUMULATION)	$31.97	$12.61	$12.96	$12.18	$45.83	$15.49

(1) Cost of investments:	$3,294,031	$62,833,836	$61,173,804	$10,333,130	$11,648,968	$166,290,713
Shares of investments:	192,866	8,828,535	7,606,159	1,189,848	886,633	7,751,350

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	GREAT-WEST S&P SMALL CAP 600® INDEX FUND INVESTOR CLASS	GREAT-WEST SMALL CAP VALUE FUND INVESTOR CLASS	GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND INVESTOR CLASS	GREAT-WEST U.S. GOVERNMENT SECURITIES FUND INVESTOR CLASS	INVESCO AMERICAN FRANCHISE FUND CLASS A	INVESCO AMERICAN VALUE FUND CLASS R

ASSETS:
Investments at fair value (1)	$29,405,339	$6,663,132	$42,213,987	$20,910,434	$938,927	$626,577
Investment income due and accrued
Receivable for investments sold		985				178
Purchase payments receivable	105,683	110	1,172	11,808	34	50
Due from Great West Life & Annuity Insurance Company

Total assets	29,511,022	6,664,227	42,215,159	20,922,242	938,961	626,805

LIABILITIES:
Payable for investments purchased	105,683		1,172	11,808	34
Redemptions payable		1,095				228
Due to Great West Life & Annuity Insurance Company	2,135	442	2,852	1,556	78	15

Total liabilities	107,818	1,537	4,024	13,364	112	243

NET ASSETS	$29,403,204	$6,662,690	$42,211,135	$20,908,878	$938,849	$626,562

NET ASSETS REPRESENTED BY:
Accumulation units	$29,403,204	$6,662,690	$42,211,135	$20,908,878	$938,849	$626,562
Contracts in payout phase

NET ASSETS	$29,403,204	$6,662,690	$42,211,135	$20,908,878	$938,849	$626,562

ACCUMULATION UNITS OUTSTANDING	388,755	139,607	430,454	809,259	38,409	29,159

UNIT VALUE (ACCUMULATION)	$75.63	$47.72	$98.06	$25.84	$24.44	$21.49

(1) Cost of investments:	$27,256,450	$5,840,857	$28,351,618	$19,822,196	$656,600	$504,971
Shares of investments:	2,299,088	229,368	1,134,175	1,619,708	32,761	18,114

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	INVESCO COMSTOCK FUND CLASS R	INVESCO DISCOVERY MID CAP GROWTH FUND CLASS A	INVESCO OPPENHEIMER CAPITAL APPRECIATION FUND CLASS A	INVESCO OPPENHEIMER GLOBAL FUND CLASS A	INVESCO SMALL CAP GROWTH FUND CLASS A	JANUS HENDERSON FORTY FUND CLASS T

ASSETS:
Investments at fair value (1)	$1,505,922	$1,557,229	$4,089,636	$16,821,458	$1,996,114	$7,376,426
Investment income due and accrued
Receivable for investments sold		2,081
Purchase payments receivable	208	4	229	3,771		43,319
Due from Great West Life & Annuity Insurance Company

Total assets	1,506,130	1,559,314	4,089,865	16,825,229	1,996,114	7,419,745

LIABILITIES:
Payable for investments purchased	208		229	1,972		43,319
Redemptions payable		2,085		1,799
Due to Great West Life & Annuity Insurance Company	77	136	311	1,016	103	568

Total liabilities	285	2,221	540	4,787	103	43,887

NET ASSETS	$1,505,845	$1,557,093	$4,089,325	$16,820,442	$1,996,011	$7,375,858

NET ASSETS REPRESENTED BY:
Accumulation units	$1,505,845	$1,557,093	$4,089,325	$16,820,442	$1,996,011	$7,375,858
Contracts in payout phase

NET ASSETS	$1,505,845	$1,557,093	$4,089,325	$16,820,442	$1,996,011	$7,375,858

ACCUMULATION UNITS OUTSTANDING	66,623	66,983	110,417	405,452	33,173	351,200

UNIT VALUE (ACCUMULATION)	$22.60	$23.25	$37.04	$41.49	$60.17	$21.00

(1) Cost of investments:	$1,550,661	$1,215,081	$3,174,917	$12,666,499	$1,522,025	$5,404,431
Shares of investments:	62,100	51,157	55,725	145,527	41,777	156,247

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	JANUS HENDERSON GLOBAL RESEARCH FUND CLASS T	JANUS HENDERSON RESEARCH FUND CLASS T	JANUS HENDERSON VIT GLOBAL RESEARCH PORTFOLIO INSTITUTIONAL SHARES	JENSEN QUALITY GROWTH FUND CLASS R	LORD ABBETT VALUE OPPORTUNITIES FUND CLASS A	MAINSTAY MACKAY SMALL CAP CORE FUND CLASS A

ASSETS:
Investments at fair value (1)	$970,467	$84,037	$1,704,612	$1,172,114	$864,451	$36,776
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable	200		2,159		1,193
Due from Great West Life & Annuity Insurance Company

Total assets	970,667	84,037	1,706,771	1,172,114	865,644	36,776

LIABILITIES:
Payable for investments purchased	200		2,159		1,193
Redemptions payable
Due to Great West Life & Annuity Insurance Company	78	5	128	82	36	4

Total liabilities	278	5	2,287	82	1,229	4

NET ASSETS	$970,389	$84,032	$1,704,484	$1,172,032	$864,415	$36,772

NET ASSETS REPRESENTED BY:
Accumulation units	$970,389	$84,032	$1,704,484	$1,172,032	$864,415	$36,772
Contracts in payout phase

NET ASSETS	$970,389	$84,032	$1,704,484	$1,172,032	$864,415	$36,772

ACCUMULATION UNITS OUTSTANDING	62,386	4,368	51,636	29,645	26,743	1,840

UNIT VALUE (ACCUMULATION)	$15.55	$19.24	$33.01	$39.54	$32.32	19.98

(1) Cost of investments:	$546,688	$64,944	$1,242,589	$808,779	$784,639	$30,003
Shares of investments:	9,956	1,309	26,794	21,245	45,094	1,292

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	MFS GROWTH FUND CLASS A	PIMCO TOTAL RETURN FUND ADMINISTRATIVE SHARES	PIONEER EQUITY INCOME VCT PORTFOLIO CLASS II SHARES	PUTNAM HIGH YIELD FUND CLASS R SHARES	PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES FUND CLASS R SHARES	ROYCE TOTAL RETURN FUND SERVICE CLASS

ASSETS:
Investments at fair value (1)	$209,482	$8,435,342	$2,778,000	$2,641,493	$1,705,204	$836,152
Investment income due and accrued		14,564
Receivable for investments sold						31
Purchase payments receivable		18,804	461	2,117	1,907	108
Due from Great West Life & Annuity Insurance Company

Total assets	209,482	8,468,710	2,778,461	2,643,610	1,707,111	836,291

LIABILITIES:
Payable for investments purchased		18,804	176	2,117	1,749
Redemptions payable			285		158	139
Due to Great West Life & Annuity Insurance Company	10	494	135	121	88	42

Total liabilities	10	19,298	596	2,238	1,995	181

NET ASSETS	$209,472	$8,449,412	$2,777,865	$2,641,372	$1,705,116	$836,110

NET ASSETS REPRESENTED BY:
Accumulation units	$209,472	$8,449,412	$2,777,865	$2,641,372	$1,705,116	$836,110
Contracts in payout phase

NET ASSETS	$209,472	$8,449,412	$2,777,865	$2,641,372	$1,705,116	$836,110

ACCUMULATION UNITS OUTSTANDING	4,208	377,157	79,834	133,905	121,733	39,125

UNIT VALUE (ACCUMULATION)	$49.78	$22.40	$34.80	$19.73	$14.01	21.37

(1) Cost of investments:	$123,632	$8,191,062	$2,658,100	$2,578,389	$1,578,338	$982,237
Shares of investments:	1,391	795,787	175,934	448,471	41,189	86,918

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	VICTORY RS SELECT GROWTH FUND CLASS A	VICTORY RS SMALL CAP GROWTH FUND CLASS A	VIRTUS SILVANT SMALL-CAP GROWTH STOCK FUND CLASS I

ASSETS:
Investments at fair value (1)	$289,687	$1,687,839	$12,914,718
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable		200	4,143
Due from Great West Life & Annuity Insurance Company

Total assets	289,687	1,688,039	12,918,861

LIABILITIES:
Payable for investments purchased		200	4,143
Redemptions payable
Due to Great West Life & Annuity Insurance Company	24	151	848

Total liabilities	24	351	4,991

NET ASSETS	$289,663	$1,687,688	$12,913,870

NET ASSETS REPRESENTED BY:
Accumulation units	$289,663	$1,687,688	$12,913,870
Contracts in payout phase

NET ASSETS	$289,663	$1,687,688	$12,913,870

ACCUMULATION UNITS OUTSTANDING	6,520	66,762	330,131

UNIT VALUE (ACCUMULATION)	$44.43	$25.28	$39.12

(1) Cost of investments:	$283,973	$1,151,248	$9,264,862
Shares of investments:	7,585	17,320	1,019,315

The accompanying notes are an integral part of these financial statements.	(Concluded)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	ALGER BALANCED PORTFOLIO CLASS I-2	ALGER MID CAP GROWTH PORTFOLIO CLASS I-2	AMERICAN CENTURY INVESTMENTS EQUITY INCOME FUND INVESTOR CLASS	AMERICAN CENTURY INVESTMENTS INCOME & GROWTH FUND INVESTOR CLASS	AMERICAN FUNDS THE GROWTH FUND OF AMERICA CLASS R3	ARTISAN INTERNATIONAL FUND INVESTOR CLASS

INVESTMENT INCOME:
Dividends	$18,567	$0	$289,229	$5,349	$0	$29,286

EXPENSES:
Mortality and expense risk	12,737	117,930	100,931	2,125	97,405	91,187

NET INVESTMENT INCOME (LOSS)	5,830	(117,930)	188,298	3,224	(97,405)	(61,901)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on sale of fund shares	11,296	1,228,547	(15,664)	34,395	482,540	776,959
Realized gain distributions	5,718	1,984,587		39,711	614,312	402,004

Net realized gain (loss) on investments	17,014	3,213,134	(15,664)	74,106	1,096,852	1,178,963

Change in net unrealized appreciation (depreciation) on investments	106,577	4,068,353	(277,996)	(41,292)	3,203,162	(182,930)

Net realized and unrealized gain (loss) on investments	123,591	7,281,487	(293,660)	32,814	4,300,014	996,033

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$129,421	$7,163,557	$(105,362)	$36,038	$4,202,609	$934,132

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	CLEARBRIDGE VALUE TRUST CLASS FI	COLUMBIA SELECT MID CAP VALUE FUND CLASS R	COLUMBIA VARIABLE PORTFOLIO ASSET ALLOCATION FUND CLASS 1	DAVIS NEW YORK VENTURE FUND CLASS R	FEDERATED EQUITY INCOME FUND CLASS A	FIDELITY VIP CONTRAFUND PORTFOLIO INITIAL CLASS
			(1)

INVESTMENT INCOME:
Dividends	$6,195	$15,691	$2,693	$9,519	$34,963	$111,996

EXPENSES:
Mortality and expense risk	9,734	12,928	162	21,975	20,002	343,038

NET INVESTMENT INCOME (LOSS)	(3,539)	2,763	2,531	(12,456)	14,961	(231,042)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	42,348	(510,790)	(22,304)	(73,445)	(163,562)	2,936,060
Realized gain distributions	47,360	90,422	27,575	182,675		234,605

Net realized gain (loss) on investments	89,708	(420,368)	5,271	109,230	(163,562)	3,170,665

Change in net unrealized appreciation (depreciation) on investments	1,660	586,066	(12,241)	195,376	358,600	9,293,081

Net realized and unrealized gain (loss) on investments	91,368	165,698	(6,970)	304,606	195,038	12,463,746

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$87,829	$168,461	$(4,439)	$292,150	$209,999	$12,232,704

	(1) For the period January 1, 2020 to April 27, 2020

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	FIDELITY VIP GROWTH PORTFOLIO INITIAL CLASS	FRANKLIN SMALL-MID CAP GROWTH FUND CLASS A	GREAT-WEST AGGRESSIVE PROFILE FUND INVESTOR CLASS	GREAT-WEST ARIEL MID CAP VALUE FUND INVESTOR CLASS	GREAT-WEST BOND INDEX FUND INVESTOR CLASS	GREAT-WEST CONSERVATIVE PROFILE FUND INVESTOR CLASS

INVESTMENT INCOME:
Dividends	$65,131	$0	$591,610	$926,596	$295,792	$579,607

EXPENSES:
Mortality and expense risk	816,433	227	160,684	352,298	100,781	87,172

NET INVESTMENT INCOME (LOSS)	(751,302)	(227)	430,926	574,298	195,011	492,435

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	7,242,510	3	(1,509,325)	(857,678)	398,036	(152,578)
Realized gain distributions	8,260,268	3,200	1,201,546	868,025	280,862	184,859

Net realized gain (loss) on investments	15,502,778	3,203	(307,779)	10,347	678,898	32,281

Change in net unrealized appreciation (depreciation) on investments	17,376,239	11,111	4,063,107	2,053,147	357,375	1,894,408

Net realized and unrealized gain (loss) on investments	32,879,017	14,314	3,755,328	2,063,494	1,036,273	1,926,689

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$32,127,715	$14,087	$4,186,254	$2,637,792	$1,231,284	$2,419,124

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	GREAT-WEST GOVERNMENT MONEY MARKET FUND INVESTOR CLASS	GREAT-WEST INTERNATIONAL VALUE FUND INVESTOR CLASS	GREAT-WEST LARGE CAP VALUE FUND INVESTOR II CLASS	GREAT-WEST LIFETIME 2015 FUND INVESTOR CLASS	GREAT-WEST LIFETIME 2025 FUND INVESTOR CLASS	GREAT-WEST LIFETIME 2035 FUND INVESTOR CLASS

INVESTMENT INCOME:
Dividends	$101,219	$230,517	$488,006	$71,318	$144,234	$128,333

EXPENSES:
Mortality and expense risk	297,733	188,152	401,413	30,528	57,971	34,481

NET INVESTMENT INCOME (LOSS)	(196,514)	42,365	86,593	40,790	86,263	93,852

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		113,010	(432,853)	56,382	48,604	70,075
Realized gain distributions		289,837	1,582,559	68,283	228,649	300,454

Net realized gain (loss) on investments	0	402,847	1,149,706	124,665	277,253	370,529

Change in net unrealized appreciation (depreciation) on investments		1,593,484	(356,328)	215,366	532,272	463,090

Net realized and unrealized gain (loss) on investments	0	1,996,331	793,378	340,031	809,525	833,619

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(196,514)	$2,038,696	$879,971	$380,821	$895,788	$927,471

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	GREAT-WEST LIFETIME 2045 FUND INVESTOR CLASS	GREAT-WEST LIFETIME 2055 FUND INVESTOR CLASS	GREAT-WEST MODERATE PROFILE FUND INVESTOR CLASS	GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND INVESTOR CLASS	GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND INVESTOR CLASS	GREAT-WEST MULTI-SECTOR BOND FUND INVESTOR CLASS

INVESTMENT INCOME:
Dividends	$93,845	$45,792	$866,011	$1,054,739	$126,796	$402,273

EXPENSES:
Mortality and expense risk	34,042	14,782	340,207	264,292	54,767	106,105

NET INVESTMENT INCOME (LOSS)	59,803	31,010	525,804	790,447	72,029	296,168

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	26,029	27,784	(1,120,189)	(1,018,988)	(100,779)	275,855
Realized gain distributions	252,908	131,482	1,048,221	3,666,086	132,681	67,401

Net realized gain (loss) on investments	278,937	159,266	(71,968)	2,647,098	31,902	343,256

Change in net unrealized appreciation (depreciation) on investments	396,117	245,847	5,434,744	2,366,301	817,288	361,324

Net realized and unrealized gain (loss) on investments	675,054	405,113	5,362,776	5,013,399	849,190	704,580

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$734,857	$436,123	$5,888,580	$5,803,846	$921,219	$1,000,748

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	GREAT-WEST S&P 500® INDEX FUND INVESTOR CLASS	GREAT-WEST S&P SMALL CAP 600® INDEX FUND INVESTOR CLASS	GREAT-WEST SMALL CAP VALUE FUND INVESTOR CLASS	GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND INVESTOR CLASS	GREAT-WEST U.S. GOVERNMENT SECURITIES FUND INVESTOR CLASS	INVESCO AMERICAN FRANCHISE FUND CLASS A

INVESTMENT INCOME:
Dividends	$1,329,971	$369,489	$0	$434	$194,859	$0

EXPENSES:
Mortality and expense risk	1,815,180	216,993	48,059	302,084	193,566	7,874

NET INVESTMENT INCOME (LOSS)	(485,209)	152,496	(48,059)	(301,650)	1,293	(7,874)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	3,483,306	43,832	(188,595)	2,267,956	180,908	96,910
Realized gain distributions	14,523,616	1,497,712	16,337	1,132,394	19,614	75,676

Net realized gain (loss) on investments	18,006,922	1,541,544	(172,258)	3,400,350	200,522	172,586

Change in net unrealized appreciation (depreciation) on investments	12,069,056	835,922	204,587	4,999,390	892,700	125,051

Net realized and unrealized gain (loss) on investments	30,075,978	2,377,466	32,329	8,399,740	1,093,222	297,637

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$29,590,769	$2,529,962	$(15,730)	$8,098,090	$1,094,515	$289,763

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	INVESCO AMERICAN VALUE FUND CLASS R	INVESCO COMSTOCK FUND CLASS R	INVESCO DISCOVERY MID CAP GROWTH FUND CLASS A	INVESCO OPPENHEIMER CAPITAL APPRECIATION FUND CLASS A	INVESCO OPPENHEIMER GLOBAL FUND CLASS A	INVESCO SMALL CAP GROWTH FUND CLASS A

INVESTMENT INCOME:
Dividends	$1,434	$31,273	$0	$0	$0	$0

EXPENSES:
Mortality and expense risk	2,228	9,611	13,523	32,758	102,352	8,924

NET INVESTMENT INCOME (LOSS)	(794)	21,662	(13,523)	(32,758)	(102,352)	(8,924)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(50,646)	(99,820)	41,818	54,221	358,976	23,356
Realized gain distributions			54,041	127,285	891,928	248,043

Net realized gain (loss) on investments	(50,646)	(99,820)	95,859	181,506	1,250,904	271,399

Change in net unrealized appreciation (depreciation) on investments	106,380	(49,295)	349,134	996,411	2,384,282	467,241

Net realized and unrealized gain (loss) on investments	55,734	(149,115)	444,993	1,177,917	3,635,186	738,640

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$54,940	$(127,453)	$431,470	$1,145,159	$3,532,834	$729,716

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	JANUS HENDERSON FORTY FUND CLASS T	JANUS HENDERSON GLOBAL RESEARCH FUND CLASS T	JANUS HENDERSON RESEARCH FUND CLASS T	JANUS HENDERSON VIT GLOBAL RESEARCH PORTFOLIO INSTITUTIONAL SHARES	JENSEN QUALITY GROWTH FUND CLASS R	LORD ABBETT VALUE OPPORTUNITIES FUND CLASS A

INVESTMENT INCOME:
Dividends	$12,098	$3,097	$41	$11,871	$5,260	$1,963

EXPENSES:
Mortality and expense risk	61,577	8,280	455	13,556	8,762	3,897

NET INVESTMENT INCOME (LOSS)	(49,479)	(5,183)	(414)	(1,685)	(3,502)	(1,934)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	601,903	60,416	1,203	120,082	44,924	4,833
Realized gain distributions	551,540	31,380	2,339	74,966	98,810	42,674

Net realized gain (loss) on investments	1,153,443	91,796	3,542	195,048	143,734	47,507

Change in net unrealized appreciation (depreciation) on investments	1,058,177	56,886	14,574	84,830	25,493	81,985

Net realized and unrealized gain (loss) on investments	2,211,620	148,682	18,116	279,878	169,227	129,492

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,162,141	$143,499	$17,702	$278,193	$165,725	$127,558

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	MAINSTAY MACKAY SMALL CAP CORE FUND CLASS A	MFS GROWTH FUND CLASS A	PIMCO TOTAL RETURN FUND ADMINISTRATIVE SHARES	PIONEER EQUITY INCOME VCT PORTFOLIO CLASS II SHARES	PUTNAM HIGH YIELD FUND CLASS R SHARES	PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES FUND CLASS R SHARES

INVESTMENT INCOME:
Dividends	$0	$0	$214,194	$37,896	$114,504	$9,147

EXPENSES:
Mortality and expense risk	529	1,090	68,114	11,438	14,422	8,503

NET INVESTMENT INCOME (LOSS)	(529)	(1,090)	146,080	26,458	100,082	644

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	7,727	18,584	107,960	(344,864)	(33,541)	(29,996)
Realized gain distributions		7,752	280,062	41,887		58,410

Net realized gain (loss) on investments	7,727	26,336	388,022	(302,977)	(33,541)	28,414

Change in net unrealized appreciation (depreciation) on investments	(5,014)	23,193	199,161	345,183	35,486	130,700

Net realized and unrealized gain (loss) on investments	2,713	49,529	587,183	42,206	1,945	159,114

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,184	$48,439	$733,263	$68,664	$102,027	$159,758

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	ROYCE TOTAL RETURN FUND SERVICE CLASS	VICTORY RS SELECT GROWTH FUND CLASS A		VICTORY RS SMALL CAP GROWTH FUND CLASS A		VIRTUS SILVANT SMALL-CAP GROWTH STOCK FUND CLASS I

INVESTMENT INCOME:
Dividends	$15,174	$		$		$

EXPENSES:
Mortality and expense risk	5,274		2,365		14,438		81,812

NET INVESTMENT INCOME (LOSS)	9,900		(2,365)		(14,438)		(81,812)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(100,933)		(3,710)		83,426		(296,467)
Realized gain distributions	130,457		42,817		139,861		184,884

Net realized gain (loss) on investments	29,524		39,107		223,287		(111,583)

Change in net unrealized appreciation (depreciation) on investments	(30,566)		33,930		226,959		3,828,899

Net realized and unrealized gain (loss) on investments	(1,042)		73,037		450,246		3,717,316

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,858		$70,672		$435,808		$3,635,504

The accompanying notes are an integral part of these financial statements.	(Concluded)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	ALGER BALANCED PORTFOLIO CLASS I-2		ALGER MID CAP GROWTH PORTFOLIO CLASS I-2		AMERICAN CENTURY INVESTMENTS EQUITY INCOME FUND INVESTOR CLASS
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$5,830	$4,544	$(117,930)	$(103,101)	$188,298	$212,882
Net realized gain (loss) on investments	17,014	46,990	3,213,134	2,367,566	(15,664)	830,307
Change in net unrealized appreciation (depreciation) on investments	106,577	151,377	4,068,353	695,477	(277,996)	1,617,520

Increase (decrease) in net assets resulting from operations	129,421	202,911	7,163,557	2,959,942	(105,362)	2,660,709

CONTRACT TRANSACTIONS:
Purchase payments received	2,713	3,923	175,630	214,241	484,108	420,651
Transfers for contract benefits and terminations	(97,854)	(147,959)	(1,128,109)	(912,512)	(1,432,211)	(1,132,322)
Net transfers	371,445	(83,758)	400,201	(813,342)	(1,471,064)	3,377,872
Contract maintenance charges	(714)	(1,036)	(2,458)	(3,267)	(25,495)	(13,888)
Other, net	6	145	(13,960)	(17,438)	9,978	9,209
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	275,596	(228,685)	(568,696)	(1,532,318)	(2,434,684)	2,661,522

Total increase (decrease) in net assets	405,017	(25,774)	6,594,861	1,427,624	(2,540,046)	5,322,231

NET ASSETS:
Beginning of period	1,178,291	1,204,065	11,876,566	10,448,942	15,858,200	10,535,969

End of period	$1,583,308	$1,178,291	$18,471,427	$11,876,566	$13,318,154	$15,858,200

CHANGES IN UNITS OUTSTANDING:
Units issued	19,103	5,033	36,086	22,413	53,283	127,636
Units redeemed	(7,730)	(14,301)	(52,194)	(67,001)	(106,897)	(70,356)

Net increase (decrease)	11,373	(9,268)	(16,108)	(44,588)	(53,614)	57,280

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	AMERICAN CENTURY INVESTMENTS INCOME & GROWTH FUND INVESTOR CLASS		AMERICAN FUNDS THE GROWTH FUND OF AMERICA CLASS R3		ARTISAN INTERNATIONAL FUND INVESTOR CLASS
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$3,224	$3,892	$(97,405)	$(49,685)	$(61,901)	$31,384
Net realized gain (loss) on investments	74,106	13,315	1,096,852	1,145,742	1,178,963	1,252,031
Change in net unrealized appreciation (depreciation) on investments	(41,292)	42,686	3,203,162	1,912,695	(182,930)	2,049,623

Increase (decrease) in net assets resulting from operations	36,038	59,893	4,202,609	3,008,752	934,132	3,333,038

CONTRACT TRANSACTIONS:
Purchase payments received			408,598	487,648	539,988	584,966
Transfers for contract benefits and terminations	(30,198)	(10,708)	(1,209,815)	(1,430,238)	(1,208,509)	(1,358,925)
Net transfers	74	1,620	33,712	(2,503,479)	(1,784,139)	510,515
Contract maintenance charges			(1,614)	(6,102)	(24,747)	(18,331)
Other, net			(19,065)	(3,549)	9,729	5,898
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(30,124)	(9,088)	(788,184)	(3,455,720)	(2,467,678)	(275,877)

Total increase (decrease) in net assets	5,914	50,805	3,414,425	(446,968)	(1,533,546)	3,057,161

NET ASSETS:
Beginning of period	314,494	263,689	12,154,721	12,601,689	14,892,161	11,835,000

End of period	$320,408	$314,494	$15,569,146	$12,154,721	$13,358,615	$14,892,161

CHANGES IN UNITS OUTSTANDING:
Units issued	1,512	80	61,324	35,078	83,478	127,061
Units redeemed	(2,525)	(469)	(86,383)	(163,320)	(194,787)	(127,817)

Net increase (decrease)	(1,013)	(389)	(25,059)	(128,242)	(111,309)	(756)

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	CLEARBRIDGE VALUE TRUST CLASS FI		COLUMBIA SELECT MID CAP VALUE FUND CLASS R		COLUMBIA VARIABLE PORTFOLIO ASSET ALLOCATION FUND CLASS 1
	2020	2019	2020	2019	2020	2019
					(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(3,539)	$(8,189)	$2,763	$9,510	$2,531	$721
Net realized gain (loss) on investments	89,708	48,334	(420,368)	(309,087)	5,271	4,077
Change in net unrealized appreciation (depreciation) on investments	1,660	209,048	586,066	1,252,176	(12,241)	5,528

Increase (decrease) in net assets resulting from operations	87,829	249,193	168,461	952,599	(4,439)	10,326

CONTRACT TRANSACTIONS:
Purchase payments received	223	178	182,544	234,973
Transfers for contract benefits and terminations	(65,654)	(96,927)	(285,957)	(372,622)	(13,681)	(4,103)
Net transfers	(38,098)	(30,959)	(489,947)	(492,200)	(41,298)
Contract maintenance charges	(294)	(299)	(11,755)	(13,634)
Other, net	(2,418)	(144)	3,051	(4,824)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(106,241)	(128,151)	(602,064)	(648,307)	(54,979)	(4,103)

Total increase (decrease) in net assets	(18,412)	121,042	(433,603)	304,292	(59,418)	6,223

NET ASSETS:
Beginning of period	1,134,826	1,013,784	3,680,790	3,376,498	59,418	53,195

End of period	$1,116,414	$1,134,826	$3,247,187	$3,680,790	$0	$59,418

CHANGES IN UNITS OUTSTANDING:
Units issued	1,241	483	99,603	53,960	2,544
Units redeemed	(7,479)	(6,930)	(128,298)	(87,325)	(4,562)	(154)

Net increase (decrease)	(6,238)	(6,447)	(28,695)	(33,365)	(2,018)	(154)

	(1) For the period January 1, 2020 to April 27, 2020

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	DAVIS NEW YORK VENTURE FUND CLASS R		FEDERATED EQUITY INCOME FUND CLASS A		FIDELITY VIP CONTRAFUND PORTFOLIO INITIAL CLASS
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(12,456)	$22,493	$14,961	$35,574	$(231,042)	$(122,437)
Net realized gain (loss) on investments	109,230	216,837	(163,562)	(69,143)	3,170,665	7,722,942
Change in net unrealized appreciation (depreciation) on investments	195,376	727,071	358,600	525,205	9,293,081	3,713,770

Increase (decrease) in net assets resulting from operations	292,150	966,401	209,999	491,636	12,232,704	11,314,275

CONTRACT TRANSACTIONS:
Purchase payments received	75,938	101,268	74,522	62,610	708,416	951,364
Transfers for contract benefits and terminations	(259,600)	(329,179)	(231,516)	(202,424)	(3,578,549)	(4,353,483)
Net transfers	(381,904)	(267,019)	(24,707)	(102,352)	(2,777,294)	(3,127,994)
Contract maintenance charges	(745)	(1,725)	(1,324)	(596)	(7,445)	(13,868)
Other, net	(14,007)	7,384	3,804	3,404	(43,288)	6,576
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(580,318)	(489,271)	(179,221)	(239,358)	(5,698,160)	(6,537,405)

Total increase (decrease) in net assets	(288,168)	477,130	30,778	252,278	6,534,544	4,776,870

NET ASSETS:
Beginning of period	3,886,525	3,409,395	2,781,398	2,529,120	43,789,312	39,012,442

End of period	$3,598,357	$3,886,525	$2,812,176	$2,781,398	$50,323,856	$43,789,312

CHANGES IN UNITS OUTSTANDING:
Units issued	24,990	14,840	45,969	7,883	61,926	42,651
Units redeemed	(52,010)	(38,390)	(53,053)	(19,623)	(166,520)	(200,292)

Net increase (decrease)	(27,020)	(23,550)	(7,084)	(11,740)	(104,594)	(157,641)

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	FIDELITY VIP GROWTH PORTFOLIO INITIAL CLASS		FRANKLIN SMALL-MID CAP GROWTH FUND CLASS A		GREAT-WEST AGGRESSIVE PROFILE FUND INVESTOR CLASS
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(751,302)	$(513,660)	$(227)	$(266)	$430,926	$570,381
Net realized gain (loss) on investments	15,502,778	9,208,761	3,203	5,826	(307,779)	4,273,674
Change in net unrealized appreciation (depreciation) on investments	17,376,239	12,082,274	11,111	5,265	4,063,107	3,596,058

Increase (decrease) in net assets resulting from operations	32,127,715	20,777,375	14,087	10,825	4,186,254	8,440,113

CONTRACT TRANSACTIONS:
Purchase payments received	918,176	909,269			1,297,367	1,371,786
Transfers for contract benefits and terminations	(6,436,505)	(7,384,937)	(2,706)	(19,517)	(2,175,772)	(2,961,500)
Net transfers	(3,936,038)	1,298,162	(15)	(5)	(2,900,871)	(873,836)
Contract maintenance charges	(27,029)	(19,413)			(7,510)	(8,065)
Other, net	6,759	31,412			69,093	(54,203)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(9,474,637)	(5,165,507)	(2,721)	(19,522)	(3,717,693)	(2,525,818)

Total increase (decrease) in net assets	22,653,078	15,611,868	11,366	(8,697)	468,561	5,914,295

NET ASSETS:
Beginning of period	80,462,473	64,850,605	28,054	36,751	39,858,943	33,944,648

End of period	$103,115,551	$80,462,473	$39,420	$28,054	$40,327,504	$39,858,943

CHANGES IN UNITS OUTSTANDING:
Units issued	143,171	116,690			304,391	186,701
Units redeemed	(297,974)	(188,724)	(117)	(906)	(607,624)	(414,821)

Net increase (decrease)	(154,803)	(72,034)	(117)	(906)	(303,233)	(228,120)

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	GREAT-WEST ARIEL MID CAP VALUE FUND INVESTOR CLASS		GREAT-WEST BOND INDEX FUND INVESTOR CLASS		GREAT-WEST CONSERVATIVE PROFILE FUND INVESTOR CLASS
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$574,298	$145,909	$195,011	$129,516	$492,435	$462,406
Net realized gain (loss) on investments	10,347	4,602,172	678,898	330,570	32,281	761,251
Change in net unrealized appreciation (depreciation) on investments	2,053,147	4,074,227	357,375	1,111,102	1,894,408	1,378,378

Increase (decrease) in net assets resulting from operations	2,637,792	8,822,308	1,231,284	1,571,188	2,419,124	2,602,035

CONTRACT TRANSACTIONS:
Purchase payments received	264,347	400,068	655,672	862,199	2,189,319	2,397,982
Transfers for contract benefits and terminations	(2,611,826)	(4,337,918)	(2,318,849)	(2,302,643)	(1,881,594)	(2,072,496)
Net transfers	(1,869,590)	(1,526,463)	2,508,312	(1,217,050)	4,156,751	(231,135)
Contract maintenance charges	(6,910)	(9,046)	(51,446)	(63,811)	(36,639)	(5,435)
Other, net	39,002	39,613	27,225	13,045	62,705	(14,788)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(4,184,977)	(5,433,746)	820,914	(2,708,260)	4,490,542	74,128

Total increase (decrease) in net assets	(1,547,185)	3,388,562	2,052,198	(1,137,072)	6,909,666	2,676,163

NET ASSETS:
Beginning of period	42,929,334	39,540,772	19,038,595	20,175,667	25,881,927	23,205,764

End of period	$41,382,149	$42,929,334	$21,090,793	$19,038,595	$32,791,593	$25,881,927

CHANGES IN UNITS OUTSTANDING:
Units issued	11,031	26,598	425,116	228,869	829,807	448,244
Units redeemed	(73,245)	(101,821)	(380,157)	(359,958)	(424,000)	(441,022)

Net increase (decrease)	(62,214)	(75,223)	44,959	(131,089)	405,807	7,222

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	GREAT-WEST GOVERNMENT MONEY MARKET FUND INVESTOR CLASS		GREAT-WEST INTERNATIONAL VALUE FUND INVESTOR CLASS		GREAT-WEST LARGE CAP VALUE FUND INVESTOR CLASS
	2020	2019	2020	2019	2019
					(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(196,514)	$334,948	$42,365	$113,538	$30,924
Net realized gain (loss) on investments			402,847	1,149,767	10,995,153
Change in net unrealized appreciation (depreciation) on investments			1,593,484	4,112,931	(3,645,860)

Increase (decrease) in net assets resulting from operations	(196,514)	334,948	2,038,696	5,376,236	7,380,217

CONTRACT TRANSACTIONS:
Purchase payments received	291,204	331,199	641,084	985,150	693,441
Transfers for contract benefits and terminations	(6,300,544)	(7,530,767)	(1,831,085)	(2,527,403)	(2,904,549)
Net transfers	6,046,798	3,106,168	(821,924)	(4,923,945)	(48,112,449)
Contract maintenance charges	(221,927)	(188,043)	(21,513)	(39,321)	(19,966)
Other, net	193,086	193,259	14,620	(4,926)	12,200
Adjustments to net assets allocated to contracts in payout phase	2,197	6,088

Increase (decrease) in net assets resulting from contract transactions	10,814	(4,082,096)	(2,018,818)	(6,510,445)	(50,331,323)

Total increase (decrease) in net assets	(185,700)	(3,747,148)	19,878	(1,134,209)	(42,951,106)

NET ASSETS:
Beginning of period	35,017,945	38,765,093	26,170,544	27,304,753	42,951,106

End of period	$34,832,245	$35,017,945	$26,190,422	$26,170,544	$0

CHANGES IN UNITS OUTSTANDING:
Units issued	1,031,828	482,669	156,489	73,867	64,342
Units redeemed	(1,021,633)	(718,290)	(263,754)	(280,521)	(1,094,303)

Net increase (decrease)	10,195	(235,621)	(107,265)	(206,654)	(1,029,961)

	(1) For the period January 1, 2019 to October 28, 2019.

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	GREAT-WEST LARGE CAP VALUE FUND INVESTOR II CLASS		GREAT-WEST LIFETIME 2015 FUND INVESTOR CLASS		GREAT-WEST LIFETIME 2025 FUND INVESTOR CLASS
	2020	2019	2020	2019	2020	2019
		(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$86,593	$199,580	$40,790	$33,308	$86,263	$63,752
Net realized gain (loss) on investments	1,149,706	1,181,768	124,665	236,336	277,253	503,780
Change in net unrealized appreciation (depreciation) on investments	(356,328)	1,726,006	215,366	303,345	532,272	568,612

Increase (decrease) in net assets resulting from operations	879,971	3,107,354	380,821	572,989	895,788	1,136,144

CONTRACT TRANSACTIONS:
Purchase payments received	514,976	92,399	294,493	274,393	784,274	806,675
Transfers for contract benefits and terminations	(2,695,351)	(1,305,472)	(638,208)	(351,627)	(833,045)	(794,882)
Net transfers	(1,669,087)	46,811,874	(139,611)	(124,070)	(755,284)	706,161
Contract maintenance charges	(18,573)	(135)	(513)	(481)	(1,322)	(1,250)
Other, net	(1,392)	5,875	(15,709)	2,515	7,308	(13,693)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(3,869,427)	45,604,541	(499,548)	(199,270)	(798,069)	703,011

Total increase (decrease) in net assets	(2,989,456)	48,711,895	(118,727)	373,719	97,719	1,839,155

NET ASSETS:
Beginning of period	48,711,895	0	4,434,374	4,060,655	8,216,099	6,376,944

End of period	$45,722,439	$48,711,895	$4,315,647	$4,434,374	$8,313,818	$8,216,099

CHANGES IN UNITS OUTSTANDING:
Units issued	495,575	4,772,987	43,352	25,805	121,863	88,919
Units redeemed	(896,178)	(205,935)	(63,941)	(35,104)	(149,771)	(57,388)

Net increase (decrease)	(400,603)	4,567,052	(20,589)	(9,299)	(27,908)	31,531

	(1) For the period October 28, 2019 to December 31, 2019.

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	GREAT-WEST LIFETIME 2035 FUND INVESTOR CLASS		GREAT-WEST LIFETIME 2045 FUND INVESTOR CLASS		GREAT-WEST LIFETIME 2055 FUND INVESTOR CLASS
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$93,852	$72,235	$59,803	$38,160	$31,010	$20,922
Net realized gain (loss) on investments	370,529	607,514	278,937	521,281	159,266	285,706
Change in net unrealized appreciation (depreciation) on investments	463,090	698,128	396,117	505,045	245,847	282,307

Increase (decrease) in net assets resulting from operations	927,471	1,377,877	734,857	1,064,486	436,123	588,935

CONTRACT TRANSACTIONS:
Purchase payments received	815,974	905,238	903,965	1,004,613	614,058	633,215
Transfers for contract benefits and terminations	(702,773)	(649,415)	(288,123)	(371,171)	(186,117)	(245,918)
Net transfers	(853,206)	(393,856)	(688,155)	(546,029)	(243,664)	(406,894)
Contract maintenance charges	(1,390)	(1,239)	(1,794)	(1,488)	(757)	(636)
Other, net	34,334	(24,468)	14,896	(13,173)	(4,472)	2,370
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(707,061)	(163,740)	(59,211)	72,752	179,048	(17,863)

Total increase (decrease) in net assets	220,410	1,214,137	675,646	1,137,238	615,171	571,072

NET ASSETS:
Beginning of period	7,535,415	6,321,278	5,453,892	4,316,654	2,964,265	2,393,193

End of period	$7,755,825	$7,535,415	$6,129,538	$5,453,892	$3,579,436	$2,964,265

CHANGES IN UNITS OUTSTANDING:
Units issued	95,378	46,624	61,929	46,174	48,168	27,101
Units redeemed	(117,380)	(51,794)	(63,188)	(41,270)	(41,340)	(26,778)

Net increase (decrease)	(22,002)	(5,170)	(1,259)	4,904	6,828	323

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	GREAT-WEST MODERATE PROFILE FUND INVESTOR CLASS		GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND INVESTOR CLASS		GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND INVESTOR CLASS
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$525,804	$849,285	$790,447	$645,748	$72,029	$145,364
Net realized gain (loss) on investments	(71,968)	4,188,655	2,647,098	4,724,712	31,902	456,375
Change in net unrealized appreciation (depreciation) on investments	5,434,744	4,247,646	2,366,301	4,414,047	817,288	803,615

Increase (decrease) in net assets resulting from operations	5,888,580	9,285,586	5,803,846	9,784,507	921,219	1,405,354

CONTRACT TRANSACTIONS:
Purchase payments received	2,038,097	2,320,373	1,650,187	1,993,657	264,804	297,960
Transfers for contract benefits and terminations	(4,867,669)	(5,124,954)	(4,720,461)	(3,885,476)	(1,100,166)	(1,551,748)
Net transfers	(2,392,115)	(1,579,251)	(1,902,571)	(880,321)	4,322	(149,328)
Contract maintenance charges	(11,253)	(10,527)	(11,868)	(11,890)	(1,552)	(11,693)
Other, net	10,197	90,219	5,303	(29,658)	24,119	(12,985)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(5,222,743)	(4,304,140)	(4,979,410)	(2,813,688)	(808,473)	(1,427,794)

Total increase (decrease) in net assets	665,837	4,981,446	824,436	6,970,819	112,746	(22,440)

NET ASSETS:
Beginning of period	61,748,900	56,767,454	57,284,280	50,313,461	10,535,929	10,558,369

End of period	$62,414,737	$61,748,900	$58,108,716	$57,284,280	$10,648,675	$10,535,929

CHANGES IN UNITS OUTSTANDING:
Units issued	480,716	379,889	393,373	256,045	98,408	58,339
Units redeemed	(945,657)	(779,126)	(825,288)	(509,899)	(167,053)	(190,825)

Net increase (decrease)	(464,941)	(399,237)	(431,915)	(253,854)	(68,645)	(132,486)

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	GREAT-WEST MULTI-SECTOR BOND FUND INVESTOR CLASS		GREAT-WEST S&P 500® INDEX FUND INVESTOR CLASS		GREAT-WEST S&P SMALL CAP 600® INDEX FUND INVESTOR CLASS
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$296,168	$113,904	$(485,209)	$(540,341)	$152,496	$(78,817)
Net realized gain (loss) on investments	343,256	105,192	18,006,922	10,458,733	1,541,544	1,618,626
Change in net unrealized appreciation (depreciation) on investments	361,324	1,208,994	12,069,056	37,581,468	835,922	4,054,798

Increase (decrease) in net assets resulting from operations	1,000,748	1,428,090	29,590,769	47,499,860	2,529,962	5,594,607

CONTRACT TRANSACTIONS:
Purchase payments received	170,421	192,559	1,349,284	1,698,644	400,793	489,114
Transfers for contract benefits and terminations	(1,183,482)	(1,933,274)	(14,243,151)	(18,342,188)	(2,128,190)	(2,342,894)
Net transfers	(400,126)	(4,680)	(8,148,656)	(2,947,885)	(1,417,784)	(715,599)
Contract maintenance charges	(1,794)	(1,716)	(38,726)	(50,873)	(16,203)	(15,657)
Other, net	3,744	9,712	60,567	41,377	7,308	14,978
Adjustments to net assets allocated to contracts in payout phase			(110,034)	24,753

Increase (decrease) in net assets resulting from contract transactions	(1,411,237)	(1,737,399)	(21,130,716)	(19,576,172)	(3,154,076)	(2,570,058)

Total increase (decrease) in net assets	(410,489)	(309,309)	8,460,053	27,923,688	(624,114)	3,024,549

NET ASSETS:
Beginning of period	13,327,873	13,637,182	193,899,131	165,975,443	30,027,318	27,002,769

End of period	$12,917,384	$13,327,873	$202,359,184	$193,899,131	$29,403,204	$30,027,318

CHANGES IN UNITS OUTSTANDING:
Units issued	46,532	20,581	629,370	570,262	63,082	58,456
Units redeemed	(78,894)	(58,460)	(2,143,011)	(2,157,968)	(118,328)	(98,599)

Net increase (decrease)	(32,362)	(37,879)	(1,513,641)	(1,587,706)	(55,246)	(40,143)

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	GREAT-WEST SMALL CAP VALUE FUND INVESTOR CLASS		GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND INVESTOR CLASS		GREAT-WEST U.S. GOVERNMENT SECURITIES FUND INVESTOR CLASS
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(48,059)	$(61,673)	$(301,650)	$(300,832)	$1,293	$133,646
Net realized gain (loss) on investments	(172,258)	11,631	3,400,350	1,979,002	200,522	(50,338)
Change in net unrealized appreciation (depreciation) on investments	204,587	1,653,265	4,999,390	8,345,391	892,700	940,637

Increase (decrease) in net assets resulting from operations	(15,730)	1,603,223	8,098,090	10,023,561	1,094,515	1,023,945

CONTRACT TRANSACTIONS:
Purchase payments received	96,311	159,979	504,882	823,094	441,396	270,588
Transfers for contract benefits and terminations	(596,315)	(934,778)	(3,273,475)	(3,836,170)	(2,052,294)	(2,078,578)
Net transfers	(291,066)	(420,163)	(3,896,135)	(146,537)	(423,114)	1,819,867
Contract maintenance charges	(871)	(1,043)	(15,568)	(14,263)	(19,797)	(9,770)
Other, net	1,929	3,887	55,216	18,835	5,004	11,160
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(790,012)	(1,192,118)	(6,625,080)	(3,155,041)	(2,048,805)	13,267

Total increase (decrease) in net assets	(805,742)	411,105	1,473,010	6,868,520	(954,290)	1,037,212

NET ASSETS:
Beginning of period	7,468,432	7,057,327	40,738,125	33,869,605	21,863,168	20,825,956

End of period	$6,662,690	$7,468,432	$42,211,135	$40,738,125	$20,908,878	$21,863,168

CHANGES IN UNITS OUTSTANDING:
Units issued	8,420	7,567	23,494	46,959	197,209	144,361
Units redeemed	(28,087)	(32,859)	(99,551)	(89,984)	(276,055)	(141,074)

Net increase (decrease)	(19,667)	(25,292)	(76,057)	(43,025)	(78,846)	3,287

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	INVESCO AMERICAN FRANCHISE FUND CLASS A		INVESCO AMERICAN VALUE FUND CLASS R		INVESCO COMSTOCK FUND CLASS R
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(7,874)	$(6,533)	$(794)	$(3,690)	$21,662	$26,027
Net realized gain (loss) on investments	172,586	72,962	(50,646)	(107,404)	(99,820)	192,998
Change in net unrealized appreciation (depreciation) on investments	125,051	175,161	106,380	313,722	(49,295)	255,068

Increase (decrease) in net assets resulting from operations	289,763	241,590	54,940	202,628	(127,453)	474,093

CONTRACT TRANSACTIONS:
Purchase payments received	4,446	3,811	11,938	50,589	40,531	73,449
Transfers for contract benefits and terminations	(42,728)	(27,868)	(47,854)	(147,586)	(77,802)	(369,287)
Net transfers	(180,966)	(61,853)	44,709	(661,076)	(472,137)	(166,370)
Contract maintenance charges	(197)	(169)	(407)	(1,897)	(286)	(650)
Other, net	1,152	1,200	131	544	(1,297)	449
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(218,293)	(84,879)	8,517	(759,426)	(510,991)	(462,409)

Total increase (decrease) in net assets	71,470	156,711	63,457	(556,798)	(638,444)	11,684

NET ASSETS:
Beginning of period	867,379	710,668	563,105	1,119,903	2,144,289	2,132,605

End of period	$938,849	$867,379	$626,562	$563,105	$1,505,845	$2,144,289

CHANGES IN UNITS OUTSTANDING:
Units issued	3,936	245	18,409	13,318	10,945	23,216
Units redeemed	(13,890)	(4,991)	(16,001)	(52,348)	(37,639)	(44,937)

Net increase (decrease)	(9,954)	(4,746)	2,408	(39,030)	(26,694)	(21,721)

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	INVESCO DISCOVERY MID CAP GROWTH FUND CLASS A		INVESCO OPPENHEIMER CAPITAL APPRECIATION FUND CLASS A		INVESCO OPPENHEIMER GLOBAL FUND CLASS A
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(13,523)	$(12,396)	$(32,758)	$(28,176)	$(102,352)	$(32,730)
Net realized gain (loss) on investments	95,859	353,984	181,506	629,972	1,250,904	895,775
Change in net unrealized appreciation (depreciation) on investments	349,134	(14,119)	996,411	322,904	2,384,282	2,986,801

Increase (decrease) in net assets resulting from operations	431,470	327,469	1,145,159	924,700	3,532,834	3,849,846

CONTRACT TRANSACTIONS:
Purchase payments received	12,137	12,380	63,158	64,668	282,676	365,762
Transfers for contract benefits and terminations	(79,876)	(130,591)	(412,994)	(445,534)	(1,585,817)	(1,529,131)
Net transfers	42,127	(30,496)	8,575	(32,690)	1,108,156	(3,181,373)
Contract maintenance charges	(465)	(771)	(410)	(445)	(9,102)	(14,508)
Other, net	(3,003)	(1,468)	3,993	6,005	19,254	25,693
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(29,080)	(150,946)	(337,678)	(407,996)	(184,833)	(4,333,557)

Total increase (decrease) in net assets	402,390	176,523	807,481	516,704	3,348,001	(483,711)

NET ASSETS:
Beginning of period	1,154,703	978,180	3,281,844	2,765,140	13,472,441	13,956,152

End of period	$1,557,093	$1,154,703	$4,089,325	$3,281,844	$16,820,442	$13,472,441

CHANGES IN UNITS OUTSTANDING:
Units issued	5,549	9,196	17,881	9,402	64,429	26,719
Units redeemed	(8,286)	(17,504)	(27,148)	(25,372)	(71,842)	(165,590)

Net increase (decrease)	(2,737)	(8,308)	(9,267)	(15,970)	(7,413)	(138,871)

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	INVESCO SMALL CAP GROWTH FUND CLASS A		JANUS HENDERSON FORTY FUND CLASS T		JANUS HENDERSON GLOBAL RESEARCH FUND CLASS T
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(8,924)	$(8,366)	$(49,479)	$(40,057)	$(5,183)	$1,179
Net realized gain (loss) on investments	271,399	94,034	1,153,443	473,677	91,796	72,095
Change in net unrealized appreciation (depreciation) on investments	467,241	210,039	1,058,177	1,127,743	56,886	133,782

Increase (decrease) in net assets resulting from operations	729,716	295,707	2,162,141	1,561,363	143,499	207,056

CONTRACT TRANSACTIONS:
Purchase payments received	16,281	41,123	69,677	51,825	3,707	2,640
Transfers for contract benefits and terminations	(104,396)	(74,603)	(522,311)	(258,988)	(75,471)	(38,868)
Net transfers	78,794	(312,535)	(789,532)	899,685	(27,892)	(8,553)
Contract maintenance charges	(552)	(540)	(6,261)	(4,287)	(409)	(407)
Other, net	5,618	(1,995)	1,161	(4,709)	(129)	62
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(4,255)	(348,550)	(1,247,266)	683,526	(100,194)	(45,126)

Total increase (decrease) in net assets	725,461	(52,843)	914,875	2,244,889	43,305	161,930

NET ASSETS:
Beginning of period	1,270,550	1,323,393	6,460,983	4,216,094	927,084	765,154

End of period	$1,996,011	$1,270,550	$7,375,858	$6,460,983	$970,389	$927,084

CHANGES IN UNITS OUTSTANDING:
Units issued	2,697	2,004	71,251	100,820	767	976
Units redeemed	(2,611)	(9,999)	(143,033)	(52,396)	(9,354)	(4,600)

Net increase (decrease)	86	(7,995)	(71,782)	48,424	(8,587)	(3,624)

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	JANUS HENDERSON RESEARCH FUND CLASS T		JANUS HENDERSON VIT GLOBAL RESEARCH PORTFOLIO INSTITUTIONAL SHARES		JENSEN QUALITY GROWTH FUND CLASS R
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(414)	$(111)	$(1,685)	$879	$(3,502)	$(2,083)
Net realized gain (loss) on investments	3,542	5,328	195,048	310,404	143,734	140,450
Change in net unrealized appreciation (depreciation) on investments	14,574	9,897	84,830	98,564	25,493	105,884

Increase (decrease) in net assets resulting from operations	17,702	15,114	278,193	409,847	165,725	244,251

CONTRACT TRANSACTIONS:
Purchase payments received					2,205	6,682
Transfers for contract benefits and terminations	(3,762)	(1,602)	(190,664)	(333,534)	(49,876)	(28,461)
Net transfers	11,707	(67)	(20,779)	(21,296)	(20,993)	(50,657)
Contract maintenance charges			(902)	(670)	(306)	(410)
Other, net			7,330	3,974		(227)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	7,945	(1,669)	(205,015)	(351,526)	(68,970)	(73,073)

Total increase (decrease) in net assets	25,647	13,445	73,178	58,321	96,755	171,178

NET ASSETS:
Beginning of period	58,385	44,940	1,631,306	1,572,985	1,075,277	904,099

End of period	$84,032	$58,385	$1,704,484	$1,631,306	$1,172,032	$1,075,277

CHANGES IN UNITS OUTSTANDING:
Units issued	1,013	0	6,113	3,342	377	2,369
Units redeemed	(640)	(134)	(13,135)	(16,831)	(2,451)	(4,568)

Net increase (decrease)	373	(134)	(7,022)	(13,489)	(2,074)	(2,199)

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	LORD ABBETT VALUE OPPORTUNITIES FUND CLASS A		MAINSTAY MACKAY SMALL CAP CORE FUND CLASS A		MFS GROWTH FUND CLASS A
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(1,934)	$(3,208)	$(529)	$(434)	$(1,090)	$(982)
Net realized gain (loss) on investments	47,507	(29,625)	7,727	6,512	26,336	9,462
Change in net unrealized appreciation (depreciation) on investments	81,985	283,896	(5,014)	2,591	23,193	38,689

Increase (decrease) in net assets resulting from operations	127,558	251,063	2,184	8,669	48,439	47,169

CONTRACT TRANSACTIONS:
Purchase payments received	38,618	87,755	334	1,045	3,173	4,159
Transfers for contract benefits and terminations	(42,473)	(276,046)	(19,688)	(4,269)	(2,487)	(3,173)
Net transfers	(122,268)	(544,732)	(3,121)	(2,130)	(21,133)	10,401
Contract maintenance charges	(1,121)	(2,994)	(45)	(17)	(74)	(96)
Other, net	1,691	612		12	13	32
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(125,553)	(735,405)	(22,520)	(5,359)	(20,508)	11,323

Total increase (decrease) in net assets	2,005	(484,342)	(20,336)	3,310	27,931	58,492

NET ASSETS:
Beginning of period	862,410	1,346,752	57,108	53,798	181,541	123,049

End of period	$864,415	$862,410	$36,772	$57,108	$209,472	$181,541

CHANGES IN UNITS OUTSTANDING:
Units issued	18,471	31,169	835	1,549	611	864
Units redeemed	(22,167)	(59,425)	(2,049)	(1,856)	(1,221)	(488)

Net increase (decrease)	(3,696)	(28,256)	(1,214)	(307)	(610)	376

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	PIMCO TOTAL RETURN FUND ADMINISTRATIVE SHARES		PIONEER EQUITY INCOME VCT PORTFOLIO CLASS II SHARES		PUTNAM HIGH YIELD FUND CLASS R SHARES
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$146,080	$282,764	$26,458	$23,216	$100,082	$116,411
Net realized gain (loss) on investments	388,022	(84,101)	(302,977)	183,470	(33,541)	56,061
Change in net unrealized appreciation (depreciation) on investments	199,161	489,642	345,183	117,200	35,486	174,822

Increase (decrease) in net assets resulting from operations	733,263	688,305	68,664	323,886	102,027	347,294

CONTRACT TRANSACTIONS:
Purchase payments received	240,319	254,281	52,799	58,152	84,338	108,218
Transfers for contract benefits and terminations	(1,356,832)	(1,328,572)	(192,368)	(78,762)	(360,498)	(286,672)
Net transfers	(1,155,605)	618,041	1,473,427	(504,506)	139,999	(307,747)
Contract maintenance charges	(5,665)	(4,945)	(2,592)	(3,009)	(6,201)	(7,311)
Other, net	3,982	(6,978)	(474)	2,655	4,466	3,240
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(2,273,801)	(468,173)	1,330,792	(525,470)	(137,896)	(490,272)

Total increase (decrease) in net assets	(1,540,538)	220,132	1,399,456	(201,584)	(35,869)	(142,978)

NET ASSETS:
Beginning of period	9,989,950	9,769,818	1,378,409	1,579,993	2,677,241	2,820,219

End of period	$8,449,412	$9,989,950	$2,777,865	$1,378,409	$2,641,372	$2,677,241

CHANGES IN UNITS OUTSTANDING:
Units issued	125,914	93,213	57,272	13,176	54,020	38,303
Units redeemed	(239,989)	(112,059)	(18,695)	(28,345)	(62,637)	(64,005)

Net increase (decrease)	(114,075)	(18,846)	38,577	(15,169)	(8,617)	(25,702)

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES FUND CLASS R SHARES		ROYCE TOTAL RETURN FUND SERVICE CLASS		VICTORY RS SELECT GROWTH FUND CLASS A
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$644	$(9,328)	$9,900	$393	$(2,365)	$(2,286)
Net realized gain (loss) on investments	28,414	1,482	29,524	(53,564)	39,107	6,196
Change in net unrealized appreciation (depreciation) on investments	130,700	309,202	(30,566)	264,593	33,930	65,852

Increase (decrease) in net assets resulting from operations	159,758	301,356	8,858	211,422	70,672	69,762

CONTRACT TRANSACTIONS:
Purchase payments received	74,196	85,416	16,616	22,792		2,382
Transfers for contract benefits and terminations	(95,304)	(109,466)	(84,382)	(128,766)	(5,773)	(30,108)
Net transfers	124,830	(143,476)	(66,383)	(240,381)	(2,568)	(45,607)
Contract maintenance charges	(2,780)	(2,660)	(177)	(474)	(67)	(71)
Other, net	682	(2,743)	1,050	1,815	(653)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	101,624	(172,929)	(133,276)	(345,014)	(9,061)	(73,404)

Total increase (decrease) in net assets	261,382	128,427	(124,418)	(133,592)	61,611	(3,642)

NET ASSETS:
Beginning of period	1,443,734	1,315,307	960,528	1,094,120	228,052	231,694

End of period	$1,705,116	$1,443,734	$836,110	$960,528	$289,663	$228,052

CHANGES IN UNITS OUTSTANDING:
Units issued	73,508	19,568	8,112	7,359	0	238
Units redeemed	(65,545)	(35,402)	(15,514)	(25,184)	(256)	(2,253)

Net increase (decrease)	7,963	(15,834)	(7,402)	(17,825)	(256)	(2,015)

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	VICTORY RS SMALL CAP GROWTH FUND CLASS A		VIRTUS SILVANT SMALL-CAP GROWTH STOCK FUND CLASS I
	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(14,438)	$(13,941)	$(81,812)	$(75,549)
Net realized gain (loss) on investments	223,287	320,834	(111,583)	329,760
Change in net unrealized appreciation (depreciation) on investments	226,959	121,235	3,828,899	2,306,620

Increase (decrease) in net assets resulting from operations	435,808	428,128	3,635,504	2,560,831

CONTRACT TRANSACTIONS:
Purchase payments received	2,413	11,128	287,861	390,321
Transfers for contract benefits and terminations	(51,205)	(83,607)	(651,189)	(477,444)
Net transfers	(61,744)	(203,594)	(746,464)	585,812
Contract maintenance charges	(545)	(598)	(4,252)	(2,410)
Other, net	(5,644)	(433)	23,356	27,567
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(116,725)	(277,104)	(1,090,688)	523,846

Total increase (decrease) in net assets	319,083	151,024	2,544,816	3,084,677

NET ASSETS:
Beginning of period	1,368,605	1,217,581	10,369,054	7,284,377

End of period	$1,687,688	$1,368,605	$12,913,870	$10,369,054

CHANGES IN UNITS OUTSTANDING:
Units issued	144	643	79,559	70,616
Units redeemed	(6,776)	(9,177)	(120,950)	(49,820)

Net increase (decrease)	(6,632)	(8,534)	(41,391)	20,796

The accompanying notes are an integral part of these financial statements.	(Concluded)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

YEAR ENDED DECEMBER 31, 2020

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The FutureFunds Series Account (the Series Account), a separate account of Great-West Life & Annuity Insurance Company (the Company), is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with regulations of the Colorado Division of Insurance. The Series Account is a funding vehicle for group variable annuity contracts. It consists of numerous investment divisions (Investment Divisions), each being treated as an individual accounting entity for financial reporting purposes, and each investing all of its investible assets in the named underlying mutual fund.

Under applicable insurance law, the assets and liabilities of each of the Investment Divisions of the Series Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Series Account’s assets applicable to the reserves and other contract liabilities with respect to the Series Account is not chargeable with liabilities arising out of any other business the Company may conduct.

The outbreak of the novel strain of coronavirus, specifically identified as ‘COVID-19’, has resulted in governments worldwide enacting emergency measures to combat the spread of the virus. These measures, which include the implementation of travel bans, self-imposed quarantine periods and social distancing, have caused material disruption to businesses globally resulting in an economic slowdown. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Investment Divisions in future periods.

The preparation of financial statements and financial highlights of each of the Investment Divisions in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and financial highlights and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Series Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” (ASC Topic 946). The following is a summary of the significant accounting policies of the Series Account.

Security Valuation

Mutual fund investments held by the Investment Divisions are valued at the reported net asset values of such underlying mutual funds, which value their investment securities at fair value.

The Series Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Series Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of December 31, 2020, the only investments of each of the Investment Divisions of the Series Account were in underlying mutual funds that are actively traded, therefore 100% of the investments are valued using Level 1 inputs.

Fund of Funds Structure Risk

Since the Series Account invests directly in underlying funds, all risks associated with the eligible underlying funds apply to the Series Account. To the extent the Series Account invests more of its assets in one underlying fund than another, the Series Account will have greater exposure to the risks of the underlying fund.

Security Transactions and Investment Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Investment Division for its share of dividends are reinvested in additional full and fractional shares of the related mutual funds.

Contracts in the Payout Phase

Net assets of each Investment Division allocated to contracts in the payout phase are computed according to the 2000 Individual Annuitant Mortality Table. The assumed investment return is 5 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Series Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. Any adjustments to these amounts are reflected in Adjustments to net assets allocated to contracts in payout phase on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Federal Income Taxes

The operations of each of the Investment Divisions of the Series Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). The Company is included in the consolidated federal tax return of Great-West Lifeco U.S. Inc. Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of each of the Investment Divisions of the Series Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Series Account for federal income taxes. The Company will periodically review the status of the federal income tax policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Purchase Payments Received

Purchase payments received from contract owners by the Company are credited as accumulation units, and are reported as Contract Transactions on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Net Transfers

Net transfers include transfers between Investment Divisions of the Series Account as well as transfers between other investment options of the Company, not included in the Series Account.

Other, Net

The amounts reported as Other, net on the Statement of Changes in Net Assets of the applicable Investment Divisions consist of loans from participant accounts and loan repayments to participant accounts.

2.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2020 were as follows:

Investment Division	Purchases	Sales
ALGER BALANCED PORTFOLIO CLASS I-2	$491,932	$204,836
ALGER MID CAP GROWTH PORTFOLIO CLASS I-2	3,294,694	1,996,822
AMERICAN CENTURY INVESTMENTS EQUITY INCOME FUND INVESTOR CLASS	1,532,656	3,779,773
AMERICAN CENTURY INVESTMENTS INCOME & GROWTH FUND INVESTOR CLASS	80,717	67,918
AMERICAN FUNDS THE GROWTH FUND OF AMERICA CLASS R3	1,732,745	2,004,330
ARTISAN INTERNATIONAL FUND INVESTOR CLASS	1,216,854	3,345,002
CLEARBRIDGE VALUE TRUST CLASS FI	58,005	120,489
COLUMBIA SELECT MID CAP VALUE FUND CLASS R	589,093	1,098,079
COLUMBIA VARIABLE PORTFOLIO ASSET ALLOCATION FUND CLASS 1	100,564	125,443
DAVIS NEW YORK VENTURE FUND CLASS R	434,653	844,905
FEDERATED EQUITY INCOME FUND CLASS A	800,122	964,511
FIDELITY VIP CONTRAFUND PORTFOLIO INITIAL CLASS	1,248,466	6,944,385
FIDELITY VIP GROWTH PORTFOLIO INITIAL CLASS	11,308,404	13,276,368
FRANKLIN SMALL-MID CAP GROWTH FUND CLASS A	3,203	2,952
GREAT-WEST AGGRESSIVE PROFILE FUND INVESTOR CLASS	3,313,449	5,399,581
GREAT-WEST ARIEL MID CAP VALUE FUND INVESTOR CLASS	2,061,629	4,806,656
GREAT-WEST BOND INDEX FUND INVESTOR CLASS	5,452,493	4,156,203
GREAT-WEST CONSERVATIVE PROFILE FUND INVESTOR CLASS	8,672,148	3,504,773
GREAT-WEST GOVERNMENT MONEY MARKET FUND INVESTOR CLASS	11,470,177	11,659,646
GREAT-WEST INTERNATIONAL VALUE FUND INVESTOR CLASS	1,625,287	3,313,124
GREAT-WEST LARGE CAP VALUE FUND INVESTOR II CLASS	3,039,220	5,242,335
GREAT-WEST LIFETIME 2015 FUND INVESTOR CLASS	935,548	1,326,135
GREAT-WEST LIFETIME 2025 FUND INVESTOR CLASS	2,350,069	2,833,484
GREAT-WEST LIFETIME 2035 FUND INVESTOR CLASS	1,857,902	2,170,812
GREAT-WEST LIFETIME 2045 FUND INVESTOR CLASS	1,282,315	1,028,974
GREAT-WEST LIFETIME 2055 FUND INVESTOR CLASS	868,290	526,809
GREAT-WEST SMALL CAP VALUE FUND INVESTOR CLASS	232,579	1,054,710
GREAT-WEST MODERATE PROFILE FUND INVESTOR CLASS	3,193,859	6,844,551
GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND INVESTOR CLASS	5,899,838	6,424,299
GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND INVESTOR CLASS	840,046	1,444,173
GREAT-WEST MULTI-SECTOR BOND FUND INVESTOR CLASS	1,117,250	2,165,584
GREAT-WEST S&P 500® INDEX FUND INVESTOR CLASS	17,524,077	24,515,987
GREAT-WEST S&P SMALL CAP 600® INDEX FUND INVESTOR CLASS	3,401,911	4,907,200
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND INVESTOR CLASS	2,015,704	7,811,547
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND INVESTOR CLASS	3,503,617	5,532,515
INVESCO AMERICAN FRANCHISE FUND CLASS A	172,565	323,077
INVESCO AMERICAN VALUE FUND CLASS R	240,950	233,245
INVESCO COMSTOCK FUND CLASS R	137,570	627,011
INVESCO DISCOVERY MID CAP GROWTH FUND CLASS A	164,144	152,746
INVESCO OPPENHEIMER CAPITAL APPRECIATION FUND CLASS A	466,808	710,051

Investment Division	Purchases	Sales
INVESCO OPPENHEIMER GLOBAL FUND CLASS A	$2,553,652	$1,949,339
INVESCO SMALL CAP GROWTH FUND CLASS A	362,515	127,662
JANUS HENDERSON FORTY FUND CLASS T	1,543,334	2,288,771
JANUS HENDERSON GLOBAL RESEARCH FUND CLASS T	49,787	123,826
JANUS HENDERSON RESEARCH FUND CLASS T	19,482	9,613
JANUS HENDERSON VIT GLOBAL RESEARCH PORTFOLIO INSTITUTIONAL SHARES	246,617	378,430
JENSEN QUALITY GROWTH FUND CLASS R	116,867	90,573
LORD ABBETT VALUE OPPORTUNITIES FUND CLASS A	257,859	342,692
MAINSTAY MACKAY SMALL CAP CORE FUND CLASS A	11,970	35,023
MFS GROWTH FUND CLASS A	26,483	40,334
PIMCO TOTAL RETURN FUND ADMINISTRATIVE SHARES	1,654,184	3,502,312
PIONEER EQUITY INCOME VCT PORTFOLIO CLASS II SHARES	1,785,708	386,595
PUTNAM HIGH YIELD FUND CLASS R SHARES	635,153	673,061
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES FUND CLASS R SHARES	374,991	214,358
ROYCE TOTAL RETURN FUND SERVICE CLASS	235,101	228,067
VICTORY RS SELECT GROWTH FUND CLASS A	42,817	11,434
VICTORY RS SMALL CAP GROWTH FUND CLASS A	144,149	135,495
VIRTUS SILVANT SMALL-CAP GROWTH STOCK FUND CLASS I	2,251,174	3,239,083

3.	EXPENSES AND RELATED PARTY TRANSACTIONS

Contract Maintenance Charges

The Company may deduct from each participant’s account in the FutureFunds contract an annual maintenance charge of not more than $30 and from each participant’s account in the FutureFunds Select contract an annual maintenance charge of not more than $100 on the first day of each calendar year. If the account is established after the beginning of the year, the charge is deducted on the first day of the next calendar quarter and is prorated for the portion of the year remaining. This charge is recorded as Contract maintenance charges on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Charges Incurred for Total or Partial Surrenders

The Company deducts charges for total or partial surrenders of a contract in excess of the “free amount” before the retirement date by a deduction from a participant’s account in the FutureFunds contract. The “free amount” is an amount equal to 10% of the participant account value at December 31 of the calendar year prior to the partial or total surrender. In the FutureFunds Select contract, a contract termination charge may apply within the first 5 years of the contract. These charges are recorded as Transfers for contract benefits and terminations on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Deductions for Premium Taxes

The Company presently intends to pay any premium tax levied by any governmental entity as a result of the existence of the participant accounts or the Series Account.

Loan Fees

To compensate the Company for the administration of loans, an annual maintenance fee of $25 to $100 from each participant account in the FutureFunds Select contract is charged on the anniversaries of the loan origination. The annual maintenance fee is recorded as Contract maintenance charges on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Deductions for Assumption of Mortality and Expense Risks

The Company deducts an amount, computed and accrued daily, from the unit value of each Investment Division of the Series Account, equal to an annual rate of 0.00% to 1.25%, depending on the terms of the contract. These charges compensate the Company for its assumption of certain mortality, death benefit and expense risks. The level of this charge is guaranteed and will not change. These charges are recorded as Mortality and expense risk in the Statement of Operations of the applicable Investment Divisions.

Related Party Transactions

Great-West Funds, Inc., funds of which are underlying certain Investment Divisions, is a registered investment company affiliated with the Company. Great-West Capital Management, LLC (GWCM), a wholly owned subsidiary of the Company, serves as investment adviser to Great-West Funds, Inc. Fees are assessed against the average daily net assets of the portfolios of Great-West Funds, Inc. to compensate GWCM for investment advisory services.

4.	SUBSEQUENT EVENTS

Management has reviewed all events subsequent to December 31, 2020, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued, April 1, 2021. No subsequent events requiring adjustments or disclosures have occurred.

5.	FINANCIAL HIGHLIGHTS

For each Investment Division, the accumulation units outstanding, net assets, investment income ratio, the range of lowest to highest expense ratio (excluding expenses of the underlying funds), total return and accumulation unit fair values for each year or period ended December 31 are included on the following pages. As the unit fair value for the Investment Divisions of the Series Account are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some unit values shown on the Statement of Assets and Liabilities which are calculated on an aggregated basis, may not be within the ranges presented.

The Expense Ratios represent the annualized contract expenses of the respective Investment Divisions of the Series Account, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

The Total Return amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These returns do not include any expenses assessed through the redemption of units. Investment Divisions with a date notation indicate the effective date that the investment option was available in the Series Account. The total returns are calculated for each 12-month period indicated or from the effective date through the end of the reporting period and are not annualized for periods less than one year. When a new Investment Division is added to the Series Account, the calculation of the total return begins on the day it is added even though it may not have had operations for all or some of the same period. Unit values and returns for bands or Investment Divisions that had no operations activity during the reporting period are not shown. As the total returns for the Investment Divisions of the Series Account are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying mutual fund divided by average net assets during the period. It is not annualized for periods less than one year. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the underlying fund in which the Investment Division invests.

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
ALGER BALANCED PORTFOLIO CLASS I-2
2020	63	$24.50	to	$31.97	$1,583	1.52%	0.00%	to	1.25%	8.86%	to	10.23%
2019	51	$22.50	to	$29.00	$1,178	1.40%	0.00%	to	1.25%	18.02%	to	19.50%
2018	60	$19.07	to	$24.27	$1,204	3.09%	0.00%	to	1.25%	(4.53)%	to	(3.32)%
2017	84	$19.97	to	$25.10	$1,831	2.95%	0.00%	to	1.25%	14.02%	to	15.44%
2016	95	$17.52	to	$21.74	$1,799	1.81%	0.00%	to	1.25%	7.16%	to	8.51%
ALGER MID CAP GROWTH PORTFOLIO CLASS I-2
2020	328	$54.13	to	$70.64	$18,471	0.00%	0.00%	to	1.25%	62.59%	to	64.63%
2019	344	$33.29	to	$42.91	$11,877	0.00%	0.00%	to	1.25%	28.63%	to	30.26%
2018	389	$25.88	to	$32.94	$10,449	0.00%	0.00%	to	1.25%	(8.60)%	to	(7.45)%
2017	425	$28.32	to	$35.59	$12,395	0.00%	0.00%	to	1.25%	28.18%	to	29.79%
2016	468	$22.09	to	$27.42	$10,615	0.00%	0.00%	to	1.25%	(0.28)%	to	0.97%
AMERICAN CENTURY INVESTMENTS EQUITY INCOME FUND INVESTOR CLASS
2020	299	$43.74	to	$56.52	$13,318	2.13%	0.00%	to	1.25%	(0.18)%	to	1.08%
2019	352	$43.81	to	$55.92	$15,858	2.37%	0.00%	to	1.25%	22.57%	to	24.11%
2018	295	$35.75	to	$45.06	$10,536	1.95%	0.00%	to	1.25%	(5.58)%	to	(4.39)%
2017	331	$37.86	to	$47.13	$12,537	1.79%	0.00%	to	1.25%	11.93%	to	13.33%
2016	384	$33.83	to	$41.58	$12,844	1.97%	0.00%	to	1.25%	18.01%	to	19.49%
AMERICAN CENTURY INVESTMENTS INCOME & GROWTH FUND INVESTOR CLASS
2020	11	$28.47	to	$28.47	$320	1.89%	0.75%	to	0.75%	11.04%	to	11.04%
2019	12	$25.64	to	$25.64	$314	2.07%	0.75%	to	0.75%	23.05%	to	23.05%
2018	13	$20.84	to	$20.84	$264	1.85%	0.75%	to	0.75%	(7.56)%	to	(7.56)%
2017	13	$22.54	to	$22.54	$292	2.42%	0.75%	to	0.75%	19.73%	to	19.73%
2016	13	$18.83	to	$18.83	$249	2.57%	0.75%	to	0.75%	12.72%	to	12.72%
AMERICAN FUNDS THE GROWTH FUND OF AMERICA CLASS R3
2020	392	$37.09	to	$44.41	$15,569	0.00%	0.00%	to	1.25%	35.68%	to	37.39%
2019	417	$27.34	to	$32.32	$12,155	0.35%	0.00%	to	1.25%	26.12%	to	27.70%
2018	545	$21.68	to	$25.31	$12,602	0.17%	0.00%	to	1.25%	(4.46)%	to	(3.25)%
2017	640	$22.69	to	$26.16	$15,414	0.15%	0.00%	to	1.25%	24.16%	to	25.71%
2016	663	$18.27	to	$20.81	$12,819	0.25%	0.00%	to	1.25%	6.78%	to	8.12%
ARTISAN INTERNATIONAL FUND INVESTOR CLASS
2020	601	$19.11	to	$24.71	$13,359	0.21%	0.00%	to	1.25%	6.22%	to	7.56%
2019	712	$17.99	to	$22.97	$14,892	0.90%	0.00%	to	1.25%	27.60%	to	29.20%
2018	713	$14.10	to	$17.78	$11,835	1.10%	0.00%	to	1.25%	(11.98)%	to	(10.86)%
2017	800	$16.02	to	$19.95	$14,864	0.74%	0.00%	to	1.25%	29.40%	to	31.02%
2016	808	$12.38	to	$15.23	$11,489	1.03%	0.00%	to	1.25%	(10.78)%	to	(9.66)%
CLEARBRIDGE VALUE TRUST CLASS FI
2020	52	$21.38	to	$26.99	$1,116	0.63%	0.00%	to	1.25%	9.78%	to	11.16%
2019	59	$19.47	to	$24.28	$1,135	0.25%	0.00%	to	1.25%	25.37%	to	26.94%
2018	65	$15.53	to	$19.12	$1,014	0.37%	0.00%	to	1.25%	(14.07)%	to	(12.98)%
2017	78	$18.08	to	$21.98	$1,409	0.30%	0.00%	to	1.25%	13.07%	to	14.48%
2016	87	$15.99	to	$19.20	$1,378	0.60%	0.00%	to	1.25%	11.01%	to	12.41%

(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
COLUMBIA SELECT MID CAP VALUE FUND CLASS R
2020	143	$20.48	to	$23.98	$3,247	0.52%	0.00%	to	1.25%	5.00%	to	6.32%
2019	172	$19.51	to	$22.55	$3,681	0.69%	0.00%	to	1.25%	29.42%	to	31.05%
2018	205	$15.07	to	$17.21	$3,376	0.25%	0.00%	to	1.25%	(14.81)%	to	(13.73)%
2017	197	$17.70	to	$19.95	$3,769	0.69%	0.00%	to	1.25%	11.62%	to	13.02%
2016	275	$15.85	to	$17.65	$4,739	0.51%	0.00%	to	1.25%	12.31%	to	13.72%
DAVIS NEW YORK VENTURE FUND CLASS R
2020	145	$22.93	to	$27.45	$3,598	0.29%	0.00%	to	1.25%	9.70%	to	11.08%
2019	172	$20.91	to	$24.72	$3,887	1.25%	0.00%	to	1.25%	28.92%	to	30.54%
2018	196	$16.22	to	$18.93	$3,409	0.28%	0.00%	to	1.25%	(14.36)%	to	(13.27)%
2017	234	$18.93	to	$21.83	$4,740	0.05%	0.00%	to	1.25%	20.29%	to	21.80%
2016	276	$15.74	to	$17.92	$4,657	0.51%	0.00%	to	1.25%	10.56%	to	11.94%
FEDERATED EQUITY INCOME FUND CLASS A
2020	125	$20.59	to	$25.99	$2,812	1.35%	0.00%	to	1.25%	5.09%	to	6.42%
2019	132	$19.59	to	$24.42	$2,781	2.12%	0.00%	to	1.25%	19.75%	to	21.27%
2018	143	$16.36	to	$20.14	$2,529	1.74%	0.00%	to	1.25%	(12.79)%	to	(11.69)%
2017	157	$18.76	to	$22.81	$3,146	2.07%	0.00%	to	1.25%	14.62%	to	16.06%
2016	171	$16.37	to	$19.65	$2,977	2.31%	0.00%	to	1.25%	8.14%	to	9.49%
FIDELITY VIP CONTRAFUND PORTFOLIO INITIAL CLASS
2020	797	$60.72	to	$80.07	$50,324	0.24%	0.00%	to	1.25%	28.95%	to	30.57%
2019	902	$47.09	to	$61.32	$43,789	0.45%	0.00%	to	1.25%	29.95%	to	31.58%
2018	1,059	$36.24	to	$46.60	$39,012	0.70%	0.00%	to	1.25%	(7.55)%	to	(6.37)%
2017	1,163	$39.19	to	$49.78	$46,298	0.99%	0.00%	to	1.25%	20.37%	to	21.88%
2016	1,263	$32.56	to	$40.84	$41,920	0.79%	0.00%	to	1.25%	6.67%	to	8.00%
FIDELITY VIP GROWTH PORTFOLIO INITIAL CLASS
2020	1,159	$106.70	to	$69.88	$103,116	0.07%	0.00%	to	1.25%	42.11%	to	43.89%
2019	1,313	$75.08	to	$48.57	$80,462	0.26%	0.00%	to	1.25%	32.65%	to	34.31%
2018	1,385	$56.60	to	$36.16	$64,851	0.24%	0.00%	to	1.25%	(1.41)%	to	(0.17)%
2017	1,517	$57.41	to	$36.22	$71,883	0.22%	0.00%	to	1.25%	33.46%	to	35.13%
2016	1,636	$43.02	to	$26.80	$58,480	0.04%	0.00%	to	1.25%	(0.45)%	to	0.80%
FRANKLIN SMALL-MID CAP GROWTH FUND CLASS A
2020	1	$34.20	to	$34.20	$39	0.00%	0.75%	to	0.75%	54.80%	to	54.80%
2019	1	$22.10	to	$22.10	$28	0.00%	0.75%	to	0.75%	30.82%	to	30.82%
2018	2	$16.89	to	$16.89	$37	0.00%	0.75%	to	0.75%	(5.32)%	to	(5.32)%
2017	3	$17.84	to	$17.84	$58	0.00%	0.75%	to	0.75%	20.62%	to	20.62%
2016	3	$14.79	to	$14.79	$49	0.00%	0.75%	to	0.75%	3.55%	to	3.55%
GREAT-WEST AGGRESSIVE PROFILE FUND INVESTOR CLASS (Effective date 07/14/2017) 2020	2,990	$13.70	to	$13.70	$40,328	1.62%	0.00%	to	0.00%	11.99%	to	11.99%
2019	3,294	$11.87	to	$12.24	$39,859	1.96%	0.00%	to	1.25%	24.54%	to	26.10%
2018	3,522	$9.53	to	$9.70	$33,945	1.72%	0.00%	to	1.25%	(11.52)%	to	(10.41)%
2017	8,791	$10.77	to	$10.83	$95,132	3.30%	0.00%	to	1.25%	7.68%	to	8.31%

(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

GREAT-WEST ARIEL MID CAP VALUE FUND INVESTOR CLASS
2020	497	$97.64	to	$73.40	$41,382	2.56%	0.00%	to	1.25%	7.73%	to	9.08%
2019	559	$90.64	to	$67.28	$42,929	1.31%	0.00%	to	1.25%	22.78%	to	24.32%
2018	634	$73.82	to	$54.12	$39,541	0.69%	0.00%	to	1.25%	(15.47)%	to	(14.40)%
2017	749	$87.34	to	$63.23	$54,038	2.30%	0.00%	to	1.25%	13.59%	to	15.01%
2016	859	$76.89	to	$54.98	$54,210	1.44%	0.00%	to	1.25%	11.65%	to	13.05%
GREAT-WEST BOND INDEX FUND INVESTOR CLASS
2020	960	$20.38	to	$26.59	$21,091	1.46%	0.00%	to	1.25%	5.84%	to	7.17%
2019	915	$19.26	to	$24.81	$19,039	1.10%	0.00%	to	1.25%	6.75%	to	8.09%
2018	1,046	$18.04	to	$22.96	$20,176	1.37%	0.00%	to	1.25%	(1.65)%	to	(0.41)%
2017	928	$18.34	to	$23.05	$18,123	1.04%	0.00%	to	1.25%	1.78%	to	3.06%
2016	824	$18.02	to	$22.37	$15,775	0.96%	0.00%	to	1.25%	0.68%	to	1.94%
GREAT-WEST CONSERVATIVE PROFILE FUND INVESTOR CLASS (Effective date 07/14/2017)
2020	2,760	$11.49	to	$12.00	$32,792	2.05%	0.00%	to	1.25%	6.87%	to	8.21%
2019	2,354	$10.75	to	$11.09	$25,882	2.21%	0.00%	to	1.25%	10.14%	to	11.54%
2018	2,347	$9.76	to	$9.94	$23,206	2.79%	0.00%	to	1.25%	(4.36)%	to	(3.15)%
2017	3,752	$10.20	to	$10.26	$38,463	1.86%	0.00%	to	1.25%	2.04%	to	2.62%
GREAT-WEST GOVERNMENT MONEY MARKET FUND INVESTOR CLASS
2020	2,156	$20.45	to	$14.56	$34,832	0.28%	0.00%	to	1.25%	(0.96)%	to	0.28%
2019	2,146	$20.65	to	$14.52	$35,018	1.75%	0.00%	to	1.25%	0.49%	to	1.76%
2018	2,381	$20.55	to	$14.27	$38,765	1.37%	0.00%	to	1.25%	0.12%	to	1.39%
2017	2,478	$20.52	to	$14.07	$40,144	0.40%	0.00%	to	1.25%	(0.84)%	to	0.41%
2016	2,831	$20.70	to	$14.02	$46,147	0.00%	0.00%	to	1.25%	(1.24)%	to	0.00%
GREAT-WEST INTERNATIONAL VALUE FUND INVESTOR CLASS
2020	721	$39.34	to	$35.92	$26,190	0.98%	0.00%	to	1.25%	8.37%	to	9.73%
2019	828	$36.30	to	$32.74	$26,171	1.15%	0.00%	to	1.25%	20.55%	to	22.06%
2018	1,035	$30.12	to	$26.82	$27,305	1.25%	0.00%	to	1.25%	(16.63)%	to	(15.57)%
2017	1,055	$36.12	to	$31.77	$33,419	0.99%	0.00%	to	1.25%	24.90%	to	26.46%
2016	1,245	$28.92	to	$25.12	$31,578	0.60%	0.00%	to	1.25%	2.60%	to	3.88%
GREAT-WEST LARGE CAP VALUE FUND INVESTOR II CLASS (Effective date 10/25/2019)
2020	4,166	$10.94	to	$11.10	$45,722	1.17%	0.00%	to	1.25%	2.61%	to	3.89%
2019	4,567	$10.66	to	$10.68	$48,712	0.59%	0.00%	to	1.25%	6.60%	to	6.85%
GREAT-WEST LIFETIME 2015 FUND INVESTOR CLASS
2020	185	$22.30	to	$25.79	$4,316	1.71%	0.00%	to	1.25%	9.62%	to	11.00%
2019	205	$20.34	to	$23.24	$4,434	1.44%	0.00%	to	1.25%	13.73%	to	15.17%
2018	215	$17.88	to	$20.18	$4,061	2.05%	0.00%	to	1.25%	(5.61)%	to	(4.42)%
2017	259	$18.95	to	$21.11	$5,168	3.02%	0.00%	to	1.25%	9.75%	to	11.12%
2016	282	$17.26	to	$18.99	$5,085	1.92%	0.00%	to	1.25%	5.91%	to	7.24%
GREAT-WEST LIFETIME 2025 FUND INVESTOR CLASS
2020	304	$25.92	to	$29.98	$8,314	1.81%	0.00%	to	1.25%	10.84%	to	12.24%
2019	332	$23.38	to	$26.71	$8,216	1.55%	0.00%	to	1.25%	16.54%	to	18.01%
2018	301	$20.06	to	$22.63	$6,377	2.10%	0.00%	to	1.25%	(6.91)%	to	(5.73)%
2017	255	$21.55	to	$24.01	$5,793	3.81%	0.00%	to	1.25%	12.73%	to	14.14%
2016	251	$19.12	to	$21.04	$5,019	1.93%	0.00%	to	1.25%	6.80%	to	8.13%
GREAT-WEST LIFETIME 2035 FUND INVESTOR CLASS
2020	244	$29.15	to	$33.72	$7,756	1.76%	0.00%	to	1.25%	11.89%	to	13.30%
2019	266	$26.05	to	$29.76	$7,535	1.45%	0.00%	to	1.25%	20.65%	to	22.17%
2018	271	$21.59	to	$24.36	$6,321	1.79%	0.00%	to	1.25%	(9.02)%	to	(7.86)%
2017	267	$23.73	to	$26.44	$6,799	4.47%	0.00%	to	1.25%	16.90%	to	18.36%
2016	238	$20.30	to	$22.34	$5,135	1.81%	0.00%	to	1.25%	7.69%	to	9.04%

(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

GREAT-WEST LIFETIME 2045 FUND INVESTOR CLASS
2020	192	$29.76	to	$34.43	$6,130	1.76%	0.00%	to	1.25%	12.47%	to	13.89%
2019	194	$26.46	to	$30.23	$5,454	1.34%	0.00%	to	1.25%	23.04%	to	24.58%
2018	189	$21.51	to	$24.26	$4,317	1.73%	0.00%	to	1.25%	(10.50)%	to	(9.36)%
2017	158	$24.03	to	$26.77	$4,014	4.57%	0.00%	to	1.25%	18.94%	to	20.43%
2016	139	$20.20	to	$22.23	$2,952	1.71%	0.00%	to	1.25%	8.17%	to	9.52%
GREAT-WEST LIFETIME 2055 FUND INVESTOR CLASS
2020	112	$29.37	to	$33.97	$3,579	1.54%	0.00%	to	1.25%	12.54%	to	13.96%
2019	105	$26.10	to	$29.81	$2,964	1.22%	0.00%	to	1.25%	23.15%	to	24.70%
2018	105	$21.19	to	$23.91	$2,393	1.61%	0.00%	to	1.25%	(10.88)%	to	(9.75)%
2017	87	$23.78	to	$26.49	$2,214	1.75%	0.00%	to	1.25%	19.31%	to	20.80%
2016	77	$19.93	to	$21.93	$1,641	1.70%	0.00%	to	1.25%	8.09%	to	9.45%
GREAT-WEST MODERATE PROFILE FUND INVESTOR CLASS (Effective date 07/14/2017)
2020	4,948	$12.33	to	$12.88	$62,415	1.49%	0.00%	to	1.25%	9.86%	to	11.25%
2019	5,413	$11.22	to	$11.58	$61,749	1.98%	0.00%	to	1.25%	16.06%	to	17.51%
2018	5,812	$9.67	to	$9.85	$56,767	2.38%	0.00%	to	1.25%	(7.46)%	to	(6.30)%
2017	14,137	$10.45	to	$10.51	$148,438	1.96%	0.00%	to	1.25%	4.51%	to	5.12%
GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND INVESTOR CLASS (Effective date 07/14/2017)
2020	4,485	$12.62	to	$13.18	$58,109	1.98%	0.00%	to	1.25%	10.37%	to	11.75%
2019	4,917	$11.44	to	$11.80	$57,284	1.67%	0.00%	to	1.25%	18.85%	to	20.34%
2018	5,171	$9.62	to	$9.80	$50,313	1.97%	0.00%	to	1.25%	(8.78)%	to	(7.62)%
2017	14,635	$10.55	to	$10.61	$155,154	3.50%	0.00%	to	1.25%	5.50%	to	6.11%
GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND INVESTOR CLASS (Effective date 07/14/2017)
2020	874	$11.89	to	$12.41	$10,649	1.25%	0.00%	to	1.25%	8.20%	to	9.57%
2019	943	$10.99	to	$11.33	$10,536	1.89%	0.00%	to	1.25%	13.04%	to	14.46%
2018	1,075	$9.72	to	$9.90	$10,558	2.24%	0.00%	to	1.25%	(5.92)%	to	(4.73)%
2017	3,700	$10.33	to	$10.39	$38,416	2.55%	0.00%	to	1.25%	3.31%	to	3.90%
GREAT-WEST MULTI-SECTOR BOND FUND INVESTOR CLASS
2020	282	$56.88	to	$49.98	$12,917	3.10%	0.00%	to	1.25%	7.74%	to	9.10%
2019	314	$52.79	to	$45.81	$13,328	1.66%	0.00%	to	1.25%	10.35%	to	11.73%
2018	352	$47.84	to	$41.00	$13,637	2.47%	0.00%	to	1.25%	(4.31)%	to	(3.11)%
2017	1,020	$50.00	to	$42.31	$42,096	1.71%	0.00%	to	1.25%	4.95%	to	6.27%
2016	1,090	$47.64	to	$39.82	$42,643	2.35%	0.00%	to	1.25%	10.00%	to	11.38%
GREAT-WEST S&P 500® INDEX FUND INVESTOR CLASS (Effective date 07/14/2017)
2020	13,057	$15.36	to	$16.04	$202,359	0.72%	0.00%	to	1.25%	16.31%	to	17.77%
2019	14,570	$13.21	to	$13.62	$193,899	0.69%	0.00%	to	1.25%	29.22%	to	30.83%
2018	16,158	$10.22	to	$10.41	$165,975	0.75%	0.00%	to	1.25%	(6.08)%	to	(4.89)%
2017	17,715	$10.88	to	$10.95	$193,265	0.42%	0.00%	to	1.25%	8.84%	to	9.47%

(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

GREAT-WEST S&P SMALL CAP 600® INDEX FUND INVESTOR CLASS
2020	389	$84.95	to	$67.86	$29,403	1.46%	0.00%	to	1.25%	9.55%	to	10.93%
2019	444	$77.54	to	$61.17	$30,027	0.60%	0.00%	to	1.25%	20.77%	to	22.29%
2018	484	$64.21	to	$50.02	$27,003	1.12%	0.00%	to	1.25%	(10.13)%	to	(8.99)%
2017	531	$71.44	to	$54.96	$32,791	1.57%	0.00%	to	1.25%	11.35%	to	12.75%
2016	577	$64.16	to	$48.75	$32,236	1.08%	0.00%	to	1.25%	24.18%	to	25.74%
GREAT-WEST SMALL CAP VALUE FUND INVESTOR CLASS
2020	140	$46.14	to	$60.25	$6,663	0.00%	0.00%	to	1.25%	1.92%	to	3.20%
2019	159	$45.27	to	$58.39	$7,468	0.00%	0.00%	to	1.25%	23.12%	to	24.67%
2018	185	$36.77	to	$46.83	$7,057	0.00%	0.00%	to	1.25%	(17.24)%	to	(16.20)%
2017	196	$44.43	to	$55.88	$8,996	0.07%	0.00%	to	1.25%	8.38%	to	9.74%
2016	212	$41.00	to	$50.93	$8,973	0.08%	0.00%	to	1.25%	24.27%	to	25.82
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND INVESTOR CLASS
2020	430	$95.88	to	$124.53	$42,211	0.00%	0.00%	to	1.25%	22.57%	to	24.11%
2019	507	$78.22	to	$100.34	$40,738	0.01%	0.00%	to	1.25%	29.65%	to	31.28%
2018	550	$60.33	to	$76.43	$33,870	0.05%	0.00%	to	1.25%	(3.55)%	to	(2.33)%
2017	1,315	$62.55	to	$78.25	$94,132	0.32%	0.00%	to	1.25%	22.89%	to	24.43%
2016	1,380	$50.90	to	$62.89	$79,352	0.05%	0.00%	to	1.25%	4.87%	to	6.18%
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND INVESTOR CLASS
2020	809	$27.13	to	$26.03	$20,909	0.87%	0.00%	to	1.25%	4.56%	to	5.87%
2019	888	$25.94	to	$24.58	$21,863	1.54%	0.00%	to	1.25%	4.80%	to	6.12%
2018	885	$24.75	to	$23.16	$20,826	1.89%	0.00%	to	1.25%	(0.79)%	to	0.46%
2017	912	$24.95	to	$23.06	$21,557	1.34%	0.00%	to	1.25%	0.95%	to	2.21%
2016	1,003	$24.72	to	$22.56	$23,335	1.72%	0.00%	to	1.25%	(0.03)%	to	1.23%
INVESCO AMERICAN FRANCHISE FUND CLASS A
2020	38	$23.11	to	$29.87	$939	0.00%	0.00%	to	1.25%	40.42%	to	42.18%
2019	48	$16.46	to	$21.01	$867	0.00%	0.00%	to	1.25%	34.82%	to	36.52%
2018	53	$12.21	to	$15.39	$711	0.00%	0.00%	to	1.25%	(4.98)%	to	(3.78)%
2017	56	$12.85	to	$15.99	$767	0.00%	0.00%	to	1.25%	25.53%	to	27.11%
2016	68	$10.24	to	$12.58	$737	0.00%	0.00%	to	1.25%	0.75%	to	2.01%
INVESCO AMERICAN VALUE FUND CLASS R
2020	29	$19.13	to	$22.39	$627	0.25%	0.00%	to	1.25%	(0.27)%	to	0.99%
2019	27	$19.18	to	$22.17	$563	0.00%	0.00%	to	1.25%	22.78%	to	24.33%
2018	66	$15.62	to	$17.83	$1,120	0.00%	0.00%	to	1.25%	(14.14)%	to	(13.05)%
2017	49	$18.19	to	$20.51	$960	0.18%	0.00%	to	1.25%	7.83%	to	9.17%
2016	63	$16.87	to	$18.79	$1,133	0.00%	0.00%	to	1.25%	13.99%	to	15.43%
INVESCO COMSTOCK FUND CLASS R
2020	67	$20.75	to	$24.84	$1,506	2.02%	0.00%	to	1.25%	(2.28)%	to	(1.06)%
2019	93	$21.23	to	$25.10	$2,144	1.82%	0.00%	to	1.25%	23.48%	to	25.03%
2018	115	$17.19	to	$20.07	$2,133	1.19%	0.00%	to	1.25%	(13.59)%	to	(12.49)%
2017	131	$19.90	to	$22.94	$2,800	1.27%	0.00%	to	1.25%	16.07%	to	17.52%
2016	187	$17.14	to	$19.52	$3,470	1.86%	0.00%	to	1.25%	16.08%	to	17.54%
INVESCO DISCOVERY MID CAP GROWTH FUND CLASS A
2020	67	$21.73	to	$28.11	$1,557	0.00%	0.00%	to	1.25%	38.24%	to	39.98%
2019	70	$15.72	to	$20.08	$1,155	0.00%	0.00%	to	1.25%	32.43%	to	34.09%
2018	78	$11.87	to	$14.98	$978	0.00%	0.00%	to	1.25%	(6.98)%	to	(5.80)%
2017	82	$12.76	to	$15.90	$1,093	0.00%	0.00%	to	1.25%	20.70%	to	22.22%
2016	93	$10.57	to	$13.01	$1,030	0.00%	0.00%	to	1.25%	(0.78)%	to	0.46%

(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

INVESCO OPPENHEIMER CAPITAL APPRECIATION FUND CLASS A
2020	110	$34.73	to	$43.87	$4,089	0.00%	0.00%	to	1.25%	34.60%	to	36.29%
2019	120	$25.80	to	$32.19	$3,282	0.00%	0.00%	to	1.25%	34.37%	to	36.06%
2018	136	$19.20	to	$23.66	$2,765	0.00%	0.00%	to	1.25%	(7.13)%	to	(5.96)%
2017	164	$20.68	to	$25.16	$3,639	0.01%	0.00%	to	1.25%	24.96%	to	26.53%
2016	166	$16.55	to	$19.88	$2,895	0.07%	0.00%	to	1.25%	(3.55)%	to	(2.34)%
INVESCO OPPENHEIMER GLOBAL FUND CLASS A
2020	405	$38.84	to	$47.71	$16,820	0.00%	0.00%	to	1.25%	26.04%	to	27.62%
2019	413	$30.82	to	$37.38	$13,472	0.50%	0.00%	to	1.25%	29.93%	to	31.56%
2018	552	$23.72	to	$28.41	$13,956	0.40%	0.00%	to	1.25%	(14.64)%	to	(13.55)%
2017	609	$27.79	to	$32.87	$17,949	0.61%	0.00%	to	1.25%	34.56%	to	36.24%
2016	564	$20.65	to	$24.13	$12,334	0.66%	0.00%	to	1.25%	(1.08)%	to	0.16%
INVESCO SMALL CAP GROWTH FUND CLASS A 2020	33	$53.87	to	$67.98	$1,996	0.00%	0.00%	to	1.25%	55.05%	to	57.00%
2019	33	$34.74	to	$43.30	$1,271	0.00%	0.00%	to	1.25%	22.74%	to	24.28%
2018	41	$28.31	to	$34.84	$1,323	0.00%	0.00%	to	1.25%	(10.15)%	to	(9.01)%
2017	41	$31.50	to	$38.29	$1,444	0.00%	0.00%	to	1.25%	23.36%	to	24.91%
2016	48	$25.54	to	$30.66	$1,373	0.00%	0.00%	to	1.25%	9.93%	to	11.30%
JANUS HENDERSON FORTY FUND CLASS T (Effective date 04/28/2017)
2020	351	$20.77	to	$21.75	$7,376	0.18%	0.00%	to	1.25%	37.23%	to	38.96%
2019	423	$15.13	to	$15.65	$6,461	0.21%	0.00%	to	1.25%	34.97%	to	36.65%
2018	375	$11.21	to	$11.45	$4,216	0.00%	0.00%	to	1.25%	0.05%	to	1.33%
2017	393	$11.21	to	$11.30	$4,411	0.80%	0.00%	to	1.25%	12.07%	to	13.01%
JANUS HENDERSON GLOBAL RESEARCH FUND CLASS T
2020	62	$14.18	to	$18.33	$970	0.36%	0.00%	to	1.25%	18.57%	to	20.05%
2019	71	$11.96	to	$15.27	$927	1.08%	0.00%	to	1.25%	27.18%	to	28.78%
2018	75	$9.40	to	$11.86	$765	0.70%	0.00%	to	1.25%	(8.13)%	to	(6.97)%
2017	81	$10.23	to	$12.75	$895	0.64%	0.00%	to	1.25%	25.19%	to	26.75%
2016	86	$8.18	to	$10.06	$757	0.74%	0.00%	to	1.25%	0.64%	to	1.90
JANUS HENDERSON RESEARCH FUND CLASS T
2020	4	$19.24	to	$19.78	$84	0.07%	0.00%	to	0.75%	31.65%	to	32.64%
2019	4	$14.61	to	$14.91	$58	0.54%	0.00%	to	0.75%	34.27%	to	35.27%
2018	4	$10.88	to	$11.02	$45	0.24%	0.00%	to	0.75%	(3.61)%	to	(2.87)%
2017	3	$11.29	to	$11.35	$32	0.24%	0.00%	to	0.75%	12.91%	to	13.48%
JANUS HENDERSON VIT GLOBAL RESEARCH PORTFOLIO INSTITUTIONAL SHARES
2020	52	$33.69	to	$29.61	$1,704	0.81%	0.75%	to	0.95%	18.93%	to	19.16%
2019	59	$28.33	to	$24.85	$1,631	0.98%	0.75%	to	0.95%	27.82%	to	28.08%
2018	72	$22.16	to	$28.90	$1,573	1.11%	0.00%	to	0.95%	(7.75)%	to	(6.87)%
2017	83	$24.02	to	$31.03	$1,959	0.82%	0.00%	to	0.95%	25.83%	to	27.03
2016	86	$19.09	to	$24.43	$1,611	1.07%	0.00%	to	0.95%	1.11%	to	2.06
JENSEN QUALITY GROWTH FUND CLASS R
2020	30	$37.20	to	$45.69	$1,172	0.51%	0.00%	to	1.25%	16.31%	to	17.77%
2019	32	$31.98	to	$38.79	$1,075	0.63%	0.00%	to	1.25%	26.93%	to	28.52%
2018	34	$25.20	to	$30.18	$904	0.48%	0.00%	to	1.25%	0.55%	to	1.82%
2017	36	$25.06	to	$29.64	$958	0.61%	0.00%	to	1.25%	21.25%	to	22.77%
2016	41	$20.67	to	$24.15	$875	0.76%	0.00%	to	1.25%	10.23%	to	11.62%

(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

LORD ABBETT VALUE OPPORTUNITIES FUND CLASS A
2020	27	$29.77	to	$34.33	$864	0.28%	0.00%	to	1.25%	13.75%	to	15.19%
2019	30	$26.17	to	$29.81	$862	0.29%	0.00%	to	1.25%	21.33%	to	22.86%
2018	59	$21.57	to	$24.26	$1,347	0.03%	0.00%	to	1.25%	(12.96)%	to	(11.86)%
2017	92	$24.78	to	$27.52	$2,418	0.00%	0.00%	to	1.25%	8.79%	to	10.15%
2016	81	$22.78	to	$24.99	$1,956	0.00%	0.00%	to	1.25%	14.95%	to	16.40%
MAINSTAY MACKAY SMALL CAP CORE FUND CLASS A
2020	2	$19.82	to	$23.73	$37	0.00%	0.00%	to	1.25%	8.43%	to	9.80%
2019	3	$18.28	to	$21.61	$57	0.26%	0.00%	to	1.25%	15.88%	to	17.34%
2018	3	$15.78	to	$18.42	$54	0.17%	0.00%	to	1.25%	(17.60)%	to	(16.56)%
2017	4	$19.15	to	$22.07	$73	0.00%	0.00%	to	1.25%	13.90%	to	15.33%
2016	4	$16.81	to	$19.14	$64	0.38%	0.00%	to	1.25%	14.29%	to	15.73%
MFS GROWTH FUND CLASS A
2020	4	$42.73	to	$53.94	$209	0.00%	0.00%	to	1.25%	29.67%	to	31.30%
2019	5	$32.96	to	$41.08	$182	0.00%	0.00%	to	1.25%	35.65%	to	37.35%
2018	4	$24.30	to	$29.91	$123	0.00%	0.00%	to	1.25%	1.06%	to	2.34%
2017	5	$24.04	to	$29.23	$138	0.00%	0.00%	to	1.25%	28.93%	to	30.54%
2016	8	$18.65	to	$22.39	$161	0.00%	0.00%	to	1.25%	0.95%	to	2.22%
PIMCO TOTAL RETURN FUND ADMINISTRATIVE SHARES
2020	377	$20.62	to	$26.03	$8,449	2.27%	0.00%	to	1.25%	7.26%	to	8.60%
2019	491	$19.23	to	$23.96	$9,990	3.57%	0.00%	to	1.25%	6.65%	to	7.99%
2018	510	$18.03	to	$22.19	$9,770	2.80%	0.00%	to	1.25%	(1.75)%	to	(0.51)%
2017	580	$18.35	to	$22.31	$11,281	2.42%	0.00%	to	1.25%	3.57%	to	4.87%
2016	970	$17.72	to	$21.27	$19,023	2.72%	0.00%	to	1.25%	1.08%	to	2.34%
PIONEER EQUITY INCOME VCT PORTFOLIO CLASS II SHARES
2020	80	$30.77	to	$40.22	$2,778	2.54%	0.00%	to	1.25%	(1.50)%	to	(0.26)%
2019	41	$31.24	to	$40.33	$1,378	2.33%	0.00%	to	1.25%	23.67%	to	25.23%
2018	56	$25.26	to	$32.20	$1,580	2.15%	0.00%	to	1.25%	(9.91)%	to	(8.77)%
2017	59	$28.04	to	$35.30	$1,832	1.35%	0.00%	to	1.25%	13.75%	to	15.18%
2016	132	$24.65	to	$30.65	$3,664	1.85%	0.00%	to	1.25%	18.05%	to	19.53%
PUTNAM HIGH YIELD FUND CLASS R SHARES
2020	134	$18.12	to	$21.21	$2,641	4.61%	0.00%	to	1.25%	4.00%	to	5.31%
2019	143	$17.43	to	$20.14	$2,677	4.75%	0.00%	to	1.25%	12.43%	to	13.83%
2018	168	$15.50	to	$17.70	$2,820	4.79%	0.00%	to	1.25%	(5.17)%	to	(3.97)%
2017	160	$16.35	to	$18.43	$2,800	4.99%	0.00%	to	1.25%	5.06%	to	6.38%
2016	223	$15.56	to	$17.32	$3,739	5.55%	0.00%	to	1.25%	13.58%	to	15.00%
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES FUND CLASS R SHARES
2020	122	$12.98	to	$15.20	$1,705	0.68%	0.00%	to	1.25%	9.26%	to	10.64%
2019	114	$11.88	to	$13.74	$1,444	0.00%	0.00%	to	1.25%	23.97%	to	25.53%
2018	130	$9.59	to	$10.94	$1,315	0.00%	0.00%	to	1.25%	(17.76)%	to	(16.72)%
2017	211	$11.66	to	$13.14	$2,630	2.52%	0.00%	to	1.25%	32.52%	to	34.18%
2016	249	$8.80	to	$9.79	$2,352	1.98%	0.00%	to	1.25%	(4.32)%	to	(3.12)%
ROYCE TOTAL RETURN FUND SERVICE CLASS
2020	39	$19.77	to	$23.14	$836	1.89%	0.00%	to	1.25%	2.22%	to	3.51%
2019	47	$19.34	to	$22.35	$961	0.70%	0.00%	to	1.25%	21.56%	to	23.08%
2018	64	$15.91	to	$18.16	$1,094	0.76%	0.00%	to	1.25%	(13.85)%	to	(12.75)%
2017	65	$18.47	to	$20.82	$1,260	0.37%	0.00%	to	1.25%	11.90%	to	13.30%
2016	140	$16.50	to	$18.37	$2,487	1.45%	0.00%	to	1.25%	23.85%	to	25.41%

(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

VICTORY RS SELECT GROWTH FUND CLASS A
2020	7	$42.85	to	$52.63	$290	0.00%	0.00%	to	1.25%	31.56%	to	33.22%
2019	7	$32.57	to	$39.51	$228	0.00%	0.00%	to	1.25%	30.65%	to	32.29%
2018	9	$24.93	to	$29.86	$232	0.00%	0.00%	to	1.25%	(8.39)%	to	(7.23)%
2017	10	$27.21	to	$32.19	$290	0.00%	0.00%	to	1.25%	15.65%	to	17.10%
2016	11	$23.53	to	$27.49	$266	0.00%	0.00%	to	1.25%	5.53%	to	6.85%
VICTORY RS SMALL CAP GROWTH FUND CLASS A
2020	67	$24.28	to	$31.39	$1,688	0.00%	0.00%	to	1.25%	36.12%	to	37.84%
2019	73	$17.83	to	$22.77	$1,369	0.00%	0.00%	to	1.25%	36.20%	to	37.91%
2018	82	$13.09	to	$16.51	$1,218	0.00%	0.00%	to	1.25%	(10.11)%	to	(8.97)%
2017	88	$14.57	to	$18.14	$1,438	0.00%	0.00%	to	1.25%	35.16%	to	36.86%
2016	92	$10.78	to	$13.25	$1,108	0.00%	0.00%	to	1.25%	(0.37)%	to	0.88%
VIRTUS SILVANT SMALL-CAP GROWTH STOCK FUND CLASS I
2020	330	$36.88	to	$44.86	$12,914	0.00%	0.00%	to	1.25%	37.29%	to	39.01%
2019	372	$26.86	to	$32.27	$10,369	0.00%	0.00%	to	1.25%	34.36%	to	36.05%
2018	351	$19.99	to	$23.72	$7,284	0.00%	0.00%	to	1.25%	(7.81)%	to	(6.64)%
2017	366	$21.69	to	$25.41	$8,224	0.00%	0.00%	to	1.25%	13.15%	to	14.57%
2016	400	$19.17	to	$22.18	$7,915	0.00%	0.00%	to	1.25%	7.83%	to	9.17%

(Concluded)

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of FutureFunds Series Account and the Board of Directors of Great-West Life & Annuity Insurance Company

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the investment divisions listed in Appendix A of the FutureFunds Series Account of Great-West Life & Annuity Insurance Company (the “Series Account”) as of December 31, 2020, the related statements of operations and changes in net assets for the periods indicated in Appendix A, and the related notes. In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the investment divisions constituting the Series Account as of December 31, 2020, and the results of their operations and the changes in their net assets for each of the periods indicated in Appendix A, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Series Account’s management. Our responsibility is to express an opinion on the Series Account’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Series Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Series Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Series Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

April 1, 2021

We have served as the auditor of one or more Great-West investment company separate accounts since 1981.

FUTUREFUNDS SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

APPENDIX A

Investment division	Statement of assets and liabilities	Statement of operations	Statements of changes in net assets

ALGER BALANCED PORTFOLIO CLASS I-2	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

ALGER MID CAP GROWTH PORTFOLIO CLASS I-2	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

AMERICAN CENTURY INVESTMENTS EQUITY INCOME FUND INVESTOR CLASS	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

AMERICAN CENTURY INVESTMENTS INCOME & GROWTH FUND INVESTOR CLASS	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

AMERICAN FUNDS THE GROWTH FUND OF AMERICA CLASS R3	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

ARTISAN INTERNATIONAL FUND INVESTOR CLASS	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

CLEARBRIDGE VALUE TRUST CLASS FI	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

COLUMBIA SELECT MID CAP VALUE FUND CLASS R	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

COLUMBIA VARIABLE PORTFOLIO ASSET ALLOCATION FUND CLASS 1	N/A	For the period January 1, 2020 to April 27, 2020	For the period January 1, 2020 to April 27, 2020 and for the year ended December 31, 2019

DAVIS NEW YORK VENTURE FUND CLASS R	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

FEDERATED EQUITY INCOME FUND CLASS A	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

FIDELITY VIP CONTRAFUND PORTFOLIO INITIAL CLASS	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

FIDELITY VIP GROWTH PORTFOLIO INITIAL CLASS	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

FRANKLIN SMALL-MID CAP GROWTH FUND CLASS A	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

GREAT-WEST AGGRESSIVE PROFILE FUND INVESTOR CLASS	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

FUTUREFUNDS SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

APPENDIX A

GREAT-WEST ARIEL MID CAP VALUE FUND INVESTOR CLASS	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

GREAT-WEST BOND INDEX FUND INVESTOR CLASS	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

GREAT-WEST CONSERVATIVE PROFILE FUND INVESTOR CLASS	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

GREAT-WEST GOVERNMENT MONEY MARKET FUND INVESTOR CLASS	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

GREAT-WEST INTERNATIONAL VALUE FUND INVESTOR CLASS	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

GREAT-WEST LARGE CAP VALUE FUND INVESTOR CLASS	N/A	N/A	For the period January 1, 2019 to October 28, 2019

GREAT-WEST LARGE CAP VALUE FUND INVESTOR II CLASS	December 31, 2020	For the year ended December 31, 2020	For the year ended December 31, 2020 and for the period October 28, 2019 to December 31, 2019

GREAT-WEST LIFETIME 2015 FUND INVESTOR CLASS	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

GREAT-WEST LIFETIME 2025 FUND INVESTOR CLASS	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

GREAT-WEST LIFETIME 2035 FUND INVESTOR CLASS	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

GREAT-WEST LIFETIME 2045 FUND INVESTOR CLASS	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

GREAT-WEST LIFETIME 2055 FUND INVESTOR CLASS	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

GREAT-WEST MODERATE PROFILE FUND INVESTOR CLASS	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND INVESTOR CLASS	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND INVESTOR CLASS	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

GREAT-WEST MULTI-SECTOR BOND FUND INVESTOR CLASS	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

GREAT-WEST S&P 500® INDEX FUND INVESTOR CLASS	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

GREAT-WEST S&P SMALL CAP 600® INDEX FUND INVESTOR CLASS	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

GREAT-WEST SMALL CAP VALUE FUND INVESTOR CLASS	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND INVESTOR CLASS	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

GREAT-WEST U.S. GOVERNMENT SECURITIES FUND INVESTOR CLASS	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

INVESCO AMERICAN FRANCHISE FUND CLASS A	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

INVESCO AMERICAN VALUE FUND CLASS R	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

FUTUREFUNDS SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

APPENDIX A

INVESCO COMSTOCK FUND CLASS R	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

INVESCO MID CAP GROWTH FUND CLASS A	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

INVESCO OPPENHEIMER CAPITAL APPRECIATION FUND CLASS A	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

INVESCO OPPENHEIMER GLOBAL FUND CLASS A	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

INVESCO SMALL CAP GROWTH FUND CLASS A	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

JANUS HENDERSON FORTY FUND CLASS T	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

JANUS HENDERSON GLOBAL RESEARCH FUND CLASS T	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

JANUS HENDERSON RESEARCH FUND CLASS T	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

JANUS HENDERSON VIT GLOBAL RESEARCH PORTFOLIO INSTITUTIONAL SHARES	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

JENSEN QUALITY GROWTH FUND CLASS R	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

LORD ABBETT VALUE OPPORTUNITIES FUND CLASS A	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

MAINSTAY MACKAY SMALL CAP CORE FUND CLASS A	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

MFS GROWTH FUND CLASS A	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

PIMCO TOTAL RETURN FUND ADMINISTRATIVE SHARES	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

PIONEER EQUITY INCOME VCT PORTFOLIO CLASS II SHARES	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

PUTNAM HIGH YIELD FUND CLASS R SHARES	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES FUND CLASS R SHARES	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

ROYCE TOTAL RETURN FUND SERVICE CLASS	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

VICTORY RS SELECT GROWTH FUND CLASS A	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

VICTORY RS SMALL CAP GROWTH FUND CLASS A	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

VIRTUS SILVANT SMALL-CAP GROWTH STOCK FUND CLASS I	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

PART C
OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(a)	Financial Statements

The balance sheets of Great-West Life & Annuity Insurance Company (“Great-West”) and subsidiaries as of
December 31, 2020 and 2019, and the related statements of income, stockholder’s equity and cash flows for each of the three years in the period ended December 31, 2020, and the statements of assets and liabilities of each of the investment divisions which comprise FutureFunds Series Account of Great-West (the “Series Account”) as of
December 31, 2020, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods presented is filed herewith.

(b)	Exhibits
(1)
Copy of resolution of the Board of Directors is incorporated by reference to Registrant’s Post-Effective
Amendment No. 32 to Registration Statement on Form N-4 filed on April 25, 2002 (File No. 2-89550).

	(2)	Not applicable.
(3)
Underwriting Agreement between Depositor and GWFS Equities, Inc. (formerly BenefitsCorp Equities,
Inc.) is incorporated by reference to Registrant’s Post-Effective Amendment No. 23 to Registration
Statement on Form N-4 filed on May 1, 1997 (File No. 2–89550).

(4)
Form of each Variable Annuity Contract and Riders are incorporated by reference to Registrant’s Post-
Effective Amendment No. 30 to Registration Statement on Form N-4 filed on October 30, 2000 (File No. 2-
89550).

Form of Group Annuity Contract Amend 07 Amendment Rider is incorporated by reference to Registrant’s
Post-Effective Amendment No. 45 to Registration Statement on Form N-4 filed on October 31, 2008 (File
No. 2-89550).

	(5)	Forms of Application are incorporated by reference to Registrant’s Post-Effective Amendment No. 30 to Registration Statement on Form N-4 filed on October 30, 2000 (File No. 2-89550).
	(6)	(a)
Amended and Restated Articles of Incorporation of the Depositor are incorporated by reference to the
Registrant’s Post-Effective Amendment No. 54 to Registration Statement on Form N-4, filed on
April 17, 2015 (File No. 2-89550).

(b) Bylaws of the Depositor are incorporated by reference to the Registrant’s Post-Effective Amendment No. 54 to Registration Statement on Form N-4, filed on April 17, 2015 (File No. 2-89550).
	(7)	Not applicable.
	(8)	(a)
Participation Agreement, dated September 13, 1999, with The Alger American Fund, Fred Alger
Management Inc. and Fred Alger & Company, Inc. is incorporated by reference to Registrant’s Post-
Effective Amendment No. 44 to Registration Statement on Form N-4 filed on May 27, 2008 (File No.
2-89550).

(b)
Fund Participation Agreement, dated June 6, 2000, with American Century Investment Management,
Inc. and American Century Investment Services, Inc. is incorporated by reference to Registrant’s Post-
Effective Amendment No. 44 to Registration Statement on Form N-4 filed on May 27, 2008 (File No.
2-89550).

(c)
Fund Participation Agreement, dated April 30, 2009, with Columbia Funds Variable Insurance Trust,
Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. is incorporated by reference to Post- Effective Amendment No. 21 to Registration Statement on Form N-4 filed
April 16, 2010 (File No. 333-52956).

(d)
Amendment to the Fund Participation Agreement with Columbia Funds, Columbia
Management Investment Advisers, LLC and Columbia Management Distributors, Inc., dated April 13,
2015, is incorporated by reference to Registrant’s Post-Effective Amendment No. 55 to Registration
Statement on Form N-4 filed on April 21, 2016 (File No. 2-89550).

(e)
Fund Participation Agreement, dated March 12, 2004, with Davis New York Venture Fund, Davis
Select Advisers, L.P. and Davis Distributors, LLC is incorporated by reference to Registrant’s Post-
Effective Amendment No. 44 to Registration Statement on Form N-4 filed on May 27, 2008 (File No.
2-89550).

(f)
Participation Agreement, dated October 26, 2006, with Variable Insurance Products Fund I, II, III and IV and Fidelity Distributors Corporation is incorporated by reference to Post-Effective
Amendment No. 14 to Registration Statement Form N-6 filed on April 30, 2007 (File No. 333-70963).

(g)
Participation Agreement, dated June 1, 1998, with Janus Aspen Series and Janus Capital Management,
LLC is incorporated by reference to Registrant’s Post-Effective Amendment No. 44 to Registration
Statement on Form N-4 filed on May 27, 2008 (File No. 2-89550).

(h)
Fund Participation Agreement dated December 27, 1999, with Legg Mason Wood Walker, Inc. is incorporated by reference to Registrant’s Post-Effective Amendment No. 54 to Form N-4 registration statement filed on April 17, 2015 (File No. 2-89550).

(i)
First Amendment to Fund Participation Agreement dated July 27, 2012, with Legg Mason Investor
Services, LLC is incorporated by reference to Registrant’s Post-Effective Amendment No. 54 to Form
N-4 registration statement filed on April 17, 2015 (File No. 2-89550).

(j)
Second Amendment to Fund Participation Agreement dated April 20, 2015, with Legg Mason Investor
Services, LLC is incorporated by reference to Registrant’s Post-Effective Amendment No. 54 to Form
N-4 registration statement filed on April 17, 2015 (File No. 2-89550).

(k)
Fund Participation Agreement, dated July 23, 2009, with Lord Abbett Family of Funds and Lord
Abbett Distributors, LLC is incorporated by reference to Registrant’s Post-Effective Amendment No.
47 to Registration Statement on Form N-4 filed on April 30, 2010 (File No. 2-89550).

(l)
Participation Agreement, dated May 1, 2008, with MFS Variable Insurance Trust and MFS Fund
Distributors is incorporated by reference to Registrant’s Post-Effective Amendment No. 44 to
Registration Statement on Form N-4 filed on May 27, 2008 (File No. 2-89550).

(m)
Fund Participation Agreement, dated September 9, 1999, with Pioneer Variable Contracts Trust,
Pioneer Investment Management, Inc., and Pioneer Funds Distributor, Inc., is incorporated by reference to Registrant’s Post-Effective Amendment No. 51 to Registration Statement on Form N-4
filed on April 18, 2013 (File No. 2-89550).

(n)
Participation Agreement, dated April 30, 2008, with Putnam Variable Trust and Putnam Retail
Management Limited Partnership is incorporated by reference to Registrant’s Post-Effective
Amendment No. 44 to Registration Statement on Form N-4 filed on May 27, 2008 (File No. 2-89550).

(o)
Fund Participation Agreement, dated July 26, 2004, with RidgeWorth Funds (formerly STI Classic
Funds), RidgeWorth Capital Management, Inc., and BISYS Fund Services Limited Partnership, Inc. is
incorporated by reference to Registrant’s Post-Effective Amendment No. 44 to Registration Statement
on Form N-4 filed on May 27, 2008 (File No. 2-89550).

(p)
Form of Shareholder Information Agreement with Eligible Funds is incorporated by reference to
Registrant’s Post-Effective Amendment No. 42 to Registration Statement on Form N-4 filed on
April 30, 2007 (File No. 2-89550).

(9)	Opinion of Counsel is incorporated by reference to Registrant’s Post-Effective Amendment No. 31 to Registration Statement on Form N-4 filed on April 30, 2001 (File No. 2-89550).
(10)	(a)	Written Consent of Carlton Fields, P.A. is filed herewith.

(b) Written Consent of Deloitte & Touche LLP is filed herewith.
(11)	Not applicable.
(12)	Not applicable.
(13)
Powers of Attorney for Directors Bernbach, Bienfait, Carney, Coutu, A. Desmarais, P. Desmarais, Jr.,
Fleming, Généreux, Louvel, Madoff, Mahon, Orr, Reynolds, Ryan, Jr., Selitto, Tretiak and Walsh are filed herewith.

Item 25. Directors and Officers of the Depositor
Name	Principal Business Address	Positions and Offices with Depositor
R.J. Orr	(4)	Chairman of the Board
E.F. Murphy, III	(2)	Director, President and Chief Executive Officer
J.L. Bernbach	32 East 57th Street, 10th Floor New York, NY 10022	Director
R. Bienfait	(4)	Director
J. Carney	(4)	Director
M.R. Coutu	Brookfield Asset Management Inc. 335 8th Avenue SW, Suite 1700 Calgary, AB T2P 1C9	Director
A.R. Desmarais	(4)	Director
P.G. Desmarais, Jr.	(4)	Director
G.A. Doer	(1)	Director
G.J. Fleming	(2)	Director
C. Généreux	(4)	Director
A. Louvel	930 Fifth Avenue, Apt. 17D New York, NY 10021	Director
P.B. Madoff	260 West 11th Street New York, NY 10021	Director
P.A. Mahon	(1)	Director
R.L. Reynolds	(2)	Director
T.T. Ryan, Jr.	JP Morgan Chase 270 Park Avenue, Floor 47 New York, NY 10017	Director
J.J. Selitto	437 West Chestnut Hill Avenue Philadelphia, PA 19118	Director
G.D. Tretiak	(4)	Director
B.E. Walsh	Saguenay Capital, LLC The Centre at Purchase Two Manhattanville Road, Suite 403 Purchase, NY 10577	Director
A.S. Bolotin	(2)	Executive Vice President & Chief Financial Officer
J.F. Bevacqua	(2)	Chief Risk Officer
C. Kline	(2)	Chief Information Officer
K.I. Schindler	(3)	Chief Compliance Officer
R.G. Schultz	(3)	General Counsel, Chief Legal Officer, and Secretary
T. Wilson	(2)	Chief Product Officer
R.H. Linton, Jr.	(2)	Executive Vice President, Empower Retirement Operations
J.E. Brown	(2)	Senior Vice President and Chief Investment Officer
S.E. Jenks	(2)	Senior Vice President, Marketing

Name	Principal Business Address	Positions and Offices with Depositor
J.D. Kreider	(2)	Senior Vice President and Head of Great- West Investments
W.J. McDermott	(2)	Senior Vice President, Large, Mega, NFP Market
D.G. McLeod	(2)	Senior Vice President and Chief Business Development Officer
C.M. Moritz	(2)	Senior Vice President and Chief Financial Officer, Empower Retirement
D.A. Morrison	(2)	Senior Vice President, Government Markets
J.M. Smolen	(2)	Senior Vice President, Core Market
C.G. Step	(2)	Senior Vice President and Chief Customer Experience Officer
C. E. Waddell	(2)	Senior Vice President, Retirement Solutions
K.S. Roe	(2)	Corporate Controller
(1)  100 Osborne Street North, Winnipeg, Manitoba, Canada R3C 3A5.
(2) 8515 East Orchard Road, Greenwood Village, Colorado 80111.
(3) 8525 East Orchard Road, Greenwood Village, Colorado 80111.
(4)  Power Financial Corporation, 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3.
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant as of December 31, 2020
The Registrant is a separate account of Great-West Life & Annuity Insurance Company, a stock life insurance company incorporated under the laws of the State of Colorado (“Depositor”). The Depositor is an indirect subsidiary of Power Corporation of Canada. An organizational chart for Power Corporation of Canada is set forth below.

Organizational Chart – December 31, 2020
I.
OWNERSHIP BY POWER CORPORATION OF CANADA
The following sets out to the ownership, based on votes attached to the outstanding voting shares, of Power Corporation of Canada:
The Desmarais Family Residuary Trust
99.999% - Pansolo Holding Inc.
50.84% - Power Corporation of Canada

The total voting rights of Power Corporation of Canada (PCC) controlled directly and indirectly by the Desmarais Family
Residuary Trust are as follows. There are issued and outstanding as of December 31, 2020 622,388,232 Subordinate Voting
Shares (SVS) of PCC carrying one vote per share and 54,860,866 Participating Preferred Shares (PPS) carrying 10 votes per share; hence the total voting rights are 1,70,996,892.

Pansolo
Holding Inc.
owns directly
and indirectly
48,363,392
SVS and
54,697,962
PPS, entitling
Pansolo
Holding Inc. to
an aggregate
percentage of
voting rights of
595,343,012 or
50.88% of the
total voting
rights attached
to the shares of
PCC.

II.
OWNERSHIP BY POWER CORPORATION OF CANADA
Power Corporation of Canada has a voting interest in the following entities:
A.
Great-West Life & Annuity Insurance Company Group of Companies (U.S. insurance)
Power Corporation of Canada
100.0% - Power Financial Corporation
66.848% - Great-West Lifeco Inc.
100.0% - Great-West Financial (Nova Scotia) Co.

100.0% - Great-West Lifeco U.S. LLC
100.0% - Great-West Services Singapore I Private Limited
100.0% - Great-West Services Singapore II Private Limited
99.0% - Great-West Global Business Services India Private Limited (1% owned by Great-West Services Singapore I Private Limited)
1% - Great-West Global Business Services India Private Limited (99% owned by Great-West Services Singapore II Private Limited)
100.0% - GWL & A Financial Inc.
100.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co.
100.0% - Great-West Life & Annuity Insurance Company (Fed ID # 84-0467907 - NAIC # 68322, CO)
100.0% - Great-West Life & Annuity Insurance Company of New York (Fed ID # 13-2690792 - NAIC # 79359, NY)
100.0% - Advised Assets Group, LLC
100.0% - GWFS Equities, Inc.
100.0% - Great-West Life & Annuity Insurance Company of South Carolina
100.0% - Empower Retirement, LLC
100.0% - Empower Retirement Plan Co., LLC
100.0% - Great-West Capital Management, LLC
100.0% - Great-West Trust Company, LLC
100.0% - Lottery Receivable Company One LLC
100.0% - LR Company II, L.L.C.
100.00% - Great-West Financial Retirement Plan Services, LLC
100.0% - Empower Insurance Agency, LLC
100.0% - Empower Holdings, LLC
100.0% - Personal Capital Corporation
100.0% - Personal Capital Advisors Corporation
100.0% - Personal Capital Services Corporation
100.0% - Personal Capital Technology Corporation

B.
Putnam Investments Group of Companies (Mutual Funds)
Power Corporation of Canada
100.0% - Power Financial Corporation
66.848% - Great-West Lifeco Inc.
100.0% - Great-West Financial (Nova Scotia) Co.
100.0% - Great-West Lifeco U.S. LLC.
99.0% - Great-West Lifeco U.S. Holdings, L.P. (1% owned by Great-West Lifeco U.S. Holdings, LLC)
100.0% - Great-West Lifeco U.S. Holdings, LLC
1% - Great-West Lifeco U.S. Holdings, L.P. (99% owned by Great-West Lifeco U.S. LLC)
100.0% - Putnam Investments, LLC
100.0% - Putnam Acquisition Financing, Inc.
100.0% - Putnam Acquisition Financing LLC

100.0% - Putnam U.S. Holdings I, LLC
20.0% - PanAgora Asset Management, Inc. (80% owned by PanAgora Holdings, Inc.)
100.0% - Putnam Investment Management, LLC
100.0% - Putnam Fiduciary Trust Company, LLC
100.0% - Putnam Investor Services, Inc.
100.0% - Putnam Retail Management GP, Inc.
1.0% - Putnam Retail Management Limited Partnership (99% owned by Putnam U.S. Holdings I, LLC)
99.0% - Putnam Retail Management Limited Partnership (1% owned by Putnam Retail Management GP, Inc.)
100.0% - PanAgora Holdings, Inc.
80.00% - PanAgora Asset Management, Inc. (20.0% owned by Putnam U.S. Holdings I, LLC)
100.0% - Putnam Investment Holdings, L.L.C.
100.0% - Savings Investments, LLC
100.0% - Putnam Capital, LLC
100.0% - 37 Capital General Partner, LLC
100.0% - Putnam Advisory Holdings II, LLC
100.0% - Putnam Investments (Ireland) Limited
100.0% - Putnam Investments Australia Pty Limited
100.0% - Putnam Investments Securities Co., Ltd.
100.0% - Putnam International Distributors, Ltd.

100.0% - Putnam Investments Argentina S.A.
100.0% - Putnam Investments Limited
100.0% - The Putnam Advisory Company, LLC
100.0% - Putnam Advisory Holdings, LLC
100.0% - Putnam Investments Canada ULC
C.
The Great-West Life Assurance Company Group of Companies (Canadian insurance)
Power Corporation of Canada
100.0% - Power Financial Corporation
66.848% - Great West Lifeco Inc.
100.0% - Great-West Lifeco Inc.
100.0% Great-West Lifeco Finance 2019, LLC
99.0% - Great-West Lifeco Finance 2018, LP (1.0% owned by Great-West Lifeco U.S. LLC)
100.0% - Great- West Lifeco Finance 2018, LLC
100.0% - Great- West Lifeco Finance 2018 II, LLC
100.0% - Great-West Lifeco US Finance 2019, LP
100.0% - Great-West Lifeco US Finance 2019, LLC
100.0% - Great-West Lifeco US Finance 2019 I, LLC
100.0% - Great-West Lifeco US Finance 2019 II, LLC
1.0% - Great-West Lifeco Finance 2018, LP (99.0% owned by Great-West Lifeco Finance 2019, LLC)
100.0% - GW Lifeco Finance 2020, LLC
1.0% - Great-West Lifeco US Finance 2020, LP
99.0% - Great-West Lifeco US Finance 2020, LP
100.0% - GW Lifeco Finance 2020 5 Year, LLC
100.0% - Empower Finance 2020, LLC
100.0% - Empower Finance 2020 Holdco, LLC
100.0% - Empower Finance 2020 A, LLC
100.0% - Empower Finance 2020 B, LLC
100.0% - Empower Finance 2020 C, LLC
100.0% - Empower Finance 2020, LP
18.5% - Portag3 Ventures LP
29.3% - Springboard II LP
33.3% - Portag3 Ventures II Affiliates LP
33.3% - Portag3 Ventures II LP
33.3% - Portag3 Ventures II International Investments Inc. 100.0% -2142540 Ontario Inc.

100.0% - 2023308 Ontario Inc.
1.0% - Great-West Life & Annuity Insurance Capital, LP (99.0% owned by Great-West Lifeco Inc.)
40.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co.
99.0% - Great-West Lifeco Finance (Delaware) LP (1.0% owned by 2142540 Ontario Inc.)
100.0% Great-West Lifeco Finance 2017, LLC
100.0% - 2171866 Ontario Inc
100.0% - 2619747 Ontario Inc.
100.0% - 2142540 Ontario Inc.
1.0% - Great-West Lifeco Finance (Delaware) LP (99% owned by Great-West Lifeco Inc.)
40.0% - Great-West Lifeco Finance (Delaware) LLC (60.0% owned by The Great-West Life Assurance Company)
1.0% - Great-West Lifeco Finance 2018, LP (99.0% owned by Great-West Lifeco Inc.)
100.0% - Great-West Lifeco Finance 2018, LLC
100.0% - Great-West Lifeco Finance 2018 II, LLC
99.0% - Great-West Lifeco Finance 2018, LP (1.0% owned by 2619747 Ontario Inc.)
100.0% - 6109756 Canada Inc.
100.0% - 6922023 Canada Inc.
100.0% - 8563993 Canada Inc.
100.0% - 9855297 Canada Inc.
20.0% - 11249185 Canada Inc.
20.0% - Armstrong LP (1.0% owned by 11249185 Canada Inc.)
100% - Northleaf Capital Group Ltd
100% - Northleaf Capital Partners Ltd.
100% - Northleaf PPP GP Ltd.
100% - Northleaf Secondary Partners III GP Ltd.
100% - Northleaf Mid-Market Infrastructure Partners GP Ltd.
100% - Northleaf SH288 GP Ltd.
100% - Northleaf Geothermal Holdings (Canada) GP Ltd.
100% - NSPC-L Holdings II GP Ltd.
100% - Northleaf Small Cell GP Ltd.
100% - NCP Terminals GP Ltd.
100% - NCP NWP US GP Ltd.
40% - Northleaf NICP III GP Ltd.
100% - NCP US Terminals GP LLC
100% - NCP Canadian Breaks GP LLC
100% - Northleaf Vault Holdings GP Ltd.
100% - NSPC-L GPC Ltd.
100% - NCP CSV Holdings GP Ltd.
100% - Northleaf Capital Advisors Ltd.
100% - Northleaf/PRD Holdco GP Ltd.
100% - Northleaf/PRD GP Ltd.
100% - Northleaf Trustees Limited
100% - Northleaf NVCF Holdings Ltd.
100% - Northleaf PE GP Ltd.
100% - Northleaf 2013-2014 Holdings Ltd.
100% - Northleaf PE GP Ltd.
100% - NCP 2015 Canadian Holdings Ltd.
100% - Northleaf Capital Partners (Canada) Ltd.

100% - Northleaf Capital Partners (Australia) Pty Ltd.
100% - Northleaf Capital Partners (UK) Limited
49% - Northleaf NICP GP Ltd.
49% - Northleaf NICP II GP Ltd
100% - Northleaf Class C Holdings GP Ltd.
100% - Northleaf Capital Partners (USA) Inc.
100% - Annex Fund GP Ltd.
100% - Northleaf Capital Partners GP Ltd.
49% - Northleaf NICP Holdings GP Ltd.
100% - SW Holdings GP Ltd.
100% - Northleaf South Dundas GP Ltd.
100% - Northleaf NICP III Canadian Class C Holdings Ltd.
100% - Northleaf Millenium Holdings (US) GP Ltd.
100% - Northleaf Millennium Holdings (Canada) GP Ltd
100% - Northleaf 1608 II Holdings Ltd.
100% - Northleaf NVCF II Holdings Ltd.
100% - Northleaf 2017-2018 PE Holdings Ltd.
100% - Northleaf 1855 Holdings Ltd.
49% - Northleaf Star Holdings GP Ltd.
100% - Northleaf Star GPC Ltd.
49% - Northleaf Private Credit GP Ltd.
100% - NPC GPC Ltd.
100% - Northleaf NPC I Holdings Ltd.
100% - Northleaf Lal Lal Holdings GP Ltd.
100% - Northleaf Lal Lal Holdings (Australia) Pty Ltd.
100% - NPC II GPC Ltd.
100% - NSPC GPC Ltd.
49% - NSPC GP Ltd.
49% - NSPC-L GP Ltd.
49% - NSPC-L Holdings GP Ltd.
49% - NPC I Holdings GP Ltd.
49% - Northleaf Private Credit II GP Ltd.
49% - Northleaf NCO GP Ltd.
100% - Northleaf NICP III Holdings Ltd.
100% - Northleaf CFOF Class C 2019 Ltd.
100% - Northleaf 010 II Holdings Ltd.
100% - NSPC International GP Ltd.
100% - NSPC-L International GP Ltd.
100% - Northleaf NCO Holdings Ltd.
100% - Northleaf NCO Holdings Ltd.
100% - Northleaf NPE VIII Holdings Ltd.
100% - Northleaf NSP III Holdings Ltd.
63.17% - Northleaf Capital Holdings Ltd.
100% - Northleaf PE Holdings GP Ltd.
100% - Northleaf Capital Partners GP II Ltd.
49% - Northleaf NICP II Holdings GP Ltd.
100.0% - The Great-West Life Assurance Company (NAIC #80705, MI)

41.2% - GWL THL Private Equity I Inc. (58.8% owned by The Canada Life Insurance Company of Canada)
100.0% - GWL THL Private Equity II Inc.
23.0% - Great-West Investors Holdco Inc. (77% owned by The Canada Life Assurance Company)
100.0% - Great-West Investors LLC
100.0% - Great-West Investors LP Inc.
99.0% - Great-West Investors LP (1.0% owned by Great-West Investors GP Inc.)
100.0% - T.H. Lee Interests
100.0% - Great-West Investors GP Inc.
1.0% - Great-West Investors LP (99.0% owned by Great-West Investors LP Inc.)
100.0% - T.H. Lee Interests
77.0% - CDN US Direct RE Holdings Ltd. (23% The Canada Life Insurance Company of Canada)
100.0% - Great-West US Direct RE Holdings Inc.
100.0% - GWL Direct 650 Almanor LLC
100.0% - GWL Direct 345 Cessna LLC
100.0% - CL GFP LLC
100.0% - GWL Direct 1 Bulfinch Place LLC
100.0% - Great-West US Direct RE Acquisition LLC
100.0% - GWL Direct 851 SW 34th LLC
100.0% - GWL Direct 12100 Rivera LLC
100.0% - GWL Realty Advisors Inc.
100.0% - GWL Realty Advisors U.S., Inc.
100.0% - EverWest Property Management, LLC
100.0% - EverWest Property Services of Arizona, LLC
100.0% - EverWest Real Estate Investors, LLC
100.0% - EverWest Advisors, LLC
100.0% - EverWest Advisors AZ, LLC
100.0% - EW Manager LLC
100.0% - EverWest Funds Advisors LLC
100.0% - GWL U.S. Property Fund GP LLC
100.0% - GWL Plus GP LLC
100.0% - GWL Plus II GP LLC
100.0% - GWL GP LLC
100.0% - GWL RES GP LLC
100.0% - GWLRA US Trust Company, LLC
100.0% - RA Real Estate Inc.
0.1% - RMA Real Estate LP (99.9% owned by The Canada Life Assurance Company
100% - RMA Properties Ltd.
100% - RMA Properties (Riverside) Ltd.
100.0% - GWL Realty Advisors Residential Inc.
100.0% - 2278372 Ontario Inc.
87.5% - 555 Robson Holding Ltd. (12.5% owned by The Canada Life Insurance Company of Canada)
100.0% - GLC Asset Management Group Ltd.
100.0% - 200 Graham Ltd.
100.0% - 801611 Ontario Limited
100.0% - 1213763 Ontario Inc.
99.99% - Riverside II Limited Partnership (0.01% owned by 2024071 Ontario Limited)
100.0% - Kings Cross Shopping Centre Ltd.

100.0% - 681348 Alberta Ltd.
50.0% - 3352200 Canada Inc.
100.0% - 1420731 Ontario Limited
60.0% - Great-West Lifeco Finance (Delaware) LLC (40.0% owned by Great-West Lifeco Finance (Delaware) LP)
100.0% - 1455250 Ontario Limited
100.0% - CGWLL Inc.
100.0% - 2020917 Alberta Ltd.
77.0% - Great-West Investor Holdco Inc. (23% owned by GWL THL Private Equity I Inc.)
84.0% - 2148902 Alberta Ltd. (16% owned by The Canada Life Insurance Company of Canada)
70.0% - 2157113 Alberta Ltd. (30% owned by The Canada Life Insurance Company of Canada)
100.0% - The Walmer Road Limited Partnership (35.0% owned by London Life Insurance Company)
100.0% - Laurier House Apartments Limited (50.0% owned by London Life Insurance Company)
100.0% - Marine Promenade Properties Inc. (50.0% owned by London Life Insurance Company)
100.0% - 2024071 Ontario Limited
100.0% - 431687 Ontario Limited
0.01% - Riverside II Limited Partnership (99.99% owned by 1213763 Ontario Inc.)
100.0% - High Park Bayview Inc.
0.001% - High Park Bayview Limited Partnership
100.0% - High Park Bayview Limited Partnership
5.6% - MAM Holdings Inc. (94.4% owned by The Canada Life Insurance Company of Canada)
100% - Mountain Asset Management LLC
100.0% - TGS North American Real Estate Investment Trust
100.0% - TGS Trust
100.0% - RMA Realty Holdings Corporation Ltd.
100.0% 1995709 Alberta Ltd.
100.0% - RMA (U.S.) Realty LLC (Delaware)
100.0% - RMA American Realty Corp.
1% - RMA American Realty Limited Partnership (99% owned by RMA (U.S.) Realty LLC (Delaware))
99.0% - RMA American Realty Limited Partnership (1% owned by RMA American Realty Corp.)
99.9% - RMA Real Estate LP (0.1% owned by RA Real Estate Inc.)
100.0% - RMA Properties Ltd.
100.0% - S-8025 Holdings Ltd.
100.0% - RMA Properties (Riverside) Ltd.
100.0% - KS Village (Millstream) Inc.
100.0% - Trop Beau Developments Limited
100.0% - Kelowna Central Park Properties Ltd.
100.0% - Kelowna Central Park Phase II Properties Ltd.
87.5% - Vaudreuil Shopping Centres Limited (12.5% owned by The Canada Life Insurance Company of Canada)
62.0% - 1296 Station Street Properties Ltd. (380% owned by The Canada Life Insurance Company of Canada)
100.0% - Saskatoon West Shopping Centres Limited
87.5% - 2331777 Ontario Ltd. (12.5% owned by The Canada Life Insurance Company of Canada)
87.5% - 2344701 Ontario Ltd. (12.5% owned by The Canada Life Insurance Company of Canada)
87.5% - 2356720 Ontario Ltd. (12.5% owned by The Canada Life Insurance Company of Canada)
87.5% - 0977221 B.C. Ltd. (12.5% owned by The Canada Life Insurance Company of Canada)
100.0% - 7419521 Manitoba Ltd.
0.09% - 7420928 Manitoba Limited Partnership (88.15% owned The Canada Life Assurance Company and11.74% owned by The Canada Life Insurance Company of Canada)

100.0% - 7419539 Manitoba Ltd.
100.0% - 1542775 Alberta Ltd.
100.0% - 0813212 B.C. Ltd.
100.0% - 1319399 Ontario Inc.
100.0% - 4298098 Canada Inc.
100.0% - GWLC Holdings Inc.
100% - GLC Reinsurance Corporation
100.0% - 389288 B.C. Ltd.
100.0% - Quadrus Investment Services Ltd.
88.0% - Neighborhood Dental Services Ltd.
100.0% - Quadrus Distribution Services Ltd.
100.0% - Toronto College Park Ltd.
100.0% - 185 Enfield GP Inc.
0.01% - 185 Enfield LP (99.99% owned by The Canada Life Assurance Company)
99.99% - 185 Enfield LP (0.001% owned by 185 Enfield GP Inc.)
100.0% - 320 Mc Rae GP Inc.
0.001% - 320 McRae LP (99.99% owned by The Canada Life Assurance Company)
99.99% - 320 McRae LP (0.001% owned by 320 McRae GP Inc.)
100.0% - London Life Financial Corporation
100.0% - 11658735 Canada Inc.
100.0% - London Reinsurance Group, Inc.
100.0% - London Life and Cascualty Reinsurance Corporation
100.0% - Trabaja Reinsurance Company Ltd.
100.0% - London Life and Casualty (Barbados) Corporation
100.0% - LRG (US), Inc.
100.0% - London Life International Reinsurance Corporation
100.0% - London Life Reinsurance Company (Fed ID # 23-2044256 – NAIC # 76694, PA)
100.0% - Financial Horizons Group Inc.
100.0% - Financial Horizons Incorporated
100.0% - 9099-1696 Quebec Inc.
100.0% - Continuum Financial Centres Inc.
100.0% - Excel Private Wealth Inc.
100.0% - Odyssey Financial Group Inc./Groupe Odyssee Inc.
100.0% - TORCE Financial Group Inc.
100.0% - TORCE Investment Management Inc.
100.0% - VANCE Financial Group Inc.
100.0% - Henderson GP ULC
0.01% - Henderson Structured Settlements LP (99.9% held by Financial Horizons Incorporated)
99.9% - Henderson Structures Settlements LP (0.01% held by Henderson GP ULC)
100.0% - Canada Life Capital Corporation, Inc.
100.0% - Canada Life International Holdings Limited
100.0% - Canada Life Annuity Reinsurance (Barbados) Corporation
100.0% - Canada Life International Services Limited
100.0% - Canada Life International Limited
100.0% - CLI Institutional Limited
100.0% - Canada Life Reinsurance International Ltd.
100.0% - The Canada Life Group (U.K.) Limited

80.0% - Canada Life International Assurance (Ireland) Designated Activity Company (20.0% owned by CL Abbey Limited)
100.0% - Canada Life Irish Holding Company Limited
28% - JDC Group AG
100.0% - Jung, DMS & Cie.AG
100.0% - Jung, DMS & Cie.Pro GmbH
100.0% - Jung, DMS & Cie.Pool GmbH
100.0% - JDC Geld,de GmbH
100.0% - JDC plus GmbH
100.0% - JDC B-LAB GmbH
100.0% - FINUM.PRIVATE Finance Holding GmbH (Germany)
100.0% - FINUM.Finanzhause AG
100.0% - FINUM.Pension Consulting GmbH
100.0% - FINUM.Private Finance AG
100.0% - FVV – GmbH
100.0% - FINUM.PRIVATE Finance Holding GmbH (Austria)
100.0% - FINUM.Private Finance AG
100.0% - Jung, DMS & Cie. GmbH
51.0% - Jupoo finance GmbH
100.0% - CL Abbey Limited
20.0% - Canada Life International Assurance (Ireland) Designated Activity Company (80.0% owned by The Canada Life Group (U.K.) Limited)
100.0% - Canada Life Re Ireland dac
100.0% - Canada Life Dublin dac
100.0% - Canada Life Group Services Limited
100.0% - Canada Life Europe Investment Limited
100.0% - Canada Life Europe Management Services Limited
21.33% - Canada Life Assurance Europe Limited (78.67% owned by Canada Life Europe Investment Limited)
78.67% - Canada Life Assurance Europe Limited (21.33% owned by Canada Life Europe Management Services Limited)
100.0% - Irish Life Investment Managers Limited
100.0% - Summit Asset Managers Limited
100.0% - Setanta Asset Management Limited
100.0% - Canada Life Pension Managers & Trustees Limited
100.0% - Canada Life Asset Management Limited
100.0% - Canada Life European Real Estate Limited
100.0% - Hotel Operations (Walsall) Limited
100.0% - Hotel Operations (Cardiff) Limited
100.0% - Canada Life Trustee Services (U.K.) Limited

100.0% - CLFIS (U.K.) Limited
100.0% - Canada Life UK Staff Pension Trustee Limited
100.0% - MGM Advantage Holdings Limited
100.0% - Stonehaven UK Limited
100.0% - MGM Advantage Services Limited
100.0% - Canada Life Platform Limited
100.0% - Canada Life SIPP Trustee Limited
100.0% - Canada Life Platform Nominee Limited
100.0% - Canada Life Limited
26.0% - ETC Hobley Drive Management Company Limited
100.0% - Synergy Sunrise (Wellington Row) Limited
76.0% - Radial Park Management Limited
100.0% - Canada Life (U.K.) Limited
100.0% - Albany Life Assurance Company Limited
100.0% - Canada Life Management (U.K.) Limited
100.0% - Canada Life Services (U.K.) Limited
100.0% - Canada Life Fund Managers (U.K.) Limited
100.0% - Canada Life Group Services (U.K.) Limited
100.0% - Canada Life Holdings (U.K.) Limited
100.0% - MGM Advantage Life Trustee Limited
100.0% - Canada Life Irish Operations Limited
100.0% - Canada Life Ireland Holdings Limited.
100.0% - Irish Life Group Limited
100.0% - ILGAPT Limited
90.0% APT Workplace Pension Ltd.
100.0% APT Wealth Management Ltd.
100.0% APTFS Nominees Ltd.
100.0% - ILGWM Limited
100.0% - Clearview Investments & Pensions Limited
100.0% - Irish Life Health dac
100.0% - Irish Life Group Services Limited
100.0% - Irish Life Financial Services Ltd.
100.0% - Glohealth Financial Services Limited
49.0% - Affinity First Limited (51.0% interest unknown)
100.0% - Vestone Ltd.
100.0% - Cornmarket Group Financial Services Limited
100.0% - Cornmarket Insurance Services Limited
100.0% EIS Financial Services Limited
100.0% - Cornmarket Retail Trading Ltd.
100.0% - Irish Life Associate Holdings Unlimited Company

100.0% - Irish Life Irish Holdings Unlimited Company
75.0% - 1939 ILIV Consulting Limited
100.0% - Invesco Limited
100.0% - Invesco Trustee DAC
100.0% - City Life Limited
100.0% - ILP Pension Trustees DAC
100.0% - BCRM Financial Holdings (Ireland) dac
100.0% - Acumen & Trust dac
100.0% - Acumen & Trust Pension Trustees dac
100.0% - Irish Life Assurance plc.
100.0% - Ilona Financial Group, Inc.
100.0% - Irish Life Trustee Services Limited
100.0% - Stephen Court Limited
100.0% - (2,3&4) Basement Company Limited
66.66% - City Gate Park Administration Limited
51.0% - SJRQ Riverside IV Management Company Ltd.
50.0% - Hollins Clough Management Company Ltd.
50.0% - Dakline Company Ltd.
20.0% - Choralli Limited
18.2143% - Tour Esplanade (Paris) LP
52.8% - Platform Capital Holdings Limited
100.0% - Conexim Advisors Limited
100.0% - 4073649 Canada, Inc.
100.0% - CL Luxembourg Capital Management S.á.r.l.
45.0% - Wealthsimple Europe S.á.r.l.
100.0% - Wealthsimple UK Ltd.
100.0% - Wealthsimple Germany GmbH
100.0% - Wealthsimple Technologies Europe
100.0% - Canada Life Finance (U.K.) Limited
100.0% - 8478163 Canada Limited
100.0% - Canada Life Capital Bermuda Limited
100.0% - 9983813 Canada Inc.
100.0% - Canada Life Capital Bermuda III Limited
100.0% - Canada Life Capital Bermuda II Limited
77.0% - Great-West Investors Holdco Inc. (23% owned by GWL THL I Private Equity I Inc.)
100.0% - CL 22 Chapel GP Inc.
0.001% - CL 22 Chapel LP (99.99% owned by The Canada Life Assurance Company)
99.99% - CL 22 Chapel GP (0.001%owned by CL 22 Chapel GP Inc.)
100.0% - CL Eastlake GP Inc.

0.001% - CL Eastlake LP (99.99% owned by The Canada Life Assurance Company)
99.99% - CL Eastlake LP (0.001% owned by CL Eastlake GP Inc.)
100.0% - CL Lago GP Inc.
0.001% - CL Lago LP (99.99% owned by The Canada Life Assurance Company)
99.99% - CL Lago LP (0.001% owned by CL 22 Chapel GP Inc.)
100.0% - CL 2505 Bruckner GP Inc.
0.001% - CL 2505 Bruckner LP (99.99% owned by The Canada Life Assurance Company)
99.99% - CL 2505 Bruckner LP (0.001% owned by CL 2505 Bruckner Inc.)
100.0% - The Canada Life Insurance Company of Canada
11.74%- 7420928 Manitoba Limited Partnership (88.15% limited partner interest held by The Canada Life Assurance Company; 7419521 Manitoba Ltd. holds 0.12% interest)
100.0% - 6855572 Manitoba Ltd.
94.4% - MAM Holdings Inc. (5.6% owned by The Canada Life Assurance Company)
100.0% - Mountain Asset Management LLC
12.5% - 2331777 Ontario Ltd. (87.5% owned by The Canada Life Assurance Company)
12.5% - 2344701 Ontario Ltd. (87.5% owned by The Canada Life Assurance Company)
12.5% - Vaudreuil Shopping Centres Limited (87.5% owned by The Canada Life Assurance Company)
38.0% - 1296 Station Street Properties Ltd. (62.0% owned by The Canada Life Assurance Company
12.5% - 2356720 Ontario Ltd. (87.5% owned by The Canada Life Assurance Company)
12.5% - 0977221 B.C. Ltd. (87.5% owned by The Canada Life Assurance Company)
12.5% - 555 Robson Holding Ltd. (87.5% owned by The Canada Life Assurance Company)
58.8% - GWL THL Private Equity I Inc. (41.2% The Canada Life Assurance Company)
100.0% - GWL THL Private Equity II Inc.
16.0% - 2148902 Alberta Ltd. (85% by The Canada Life Assurance Company)
30.0% - 2157113 Alberta Ltd (70% by The Canada Life Assurance Company)
100.0% - Great-West Investors Holdco Inc.
100.0% - Great-West Investors LLC
100.0% - Great-West Investors LP Inc.
99.0% - Great-West Investors LP (1.0% owned by Great-West Investors GP Inc.)
100.0% - T.H. Lee Interests
100.0% - Great-West Investors GP Inc.
1.0% - Great-West Investors LP (99.0% Great-West Investors LP Inc.)
100.0% - T.H. Lee Interests
100.0% - CL Capital Management (Canada), Inc.
100.0% - Canada Life Mortgage Services Ltd.
11.8% - GWL THL Private Equity I Inc. (29.4% owned by The Canada Life Assurance Company, 58.8% owned by The Canada Life Insurance Company of Canada)
100.0% - GWL THL Private Equity II Inc.
100.0% - Great-West Investors Holdco Inc.
100.0% - Great-West Investors LLC
100.0% - Great-West Investors LP Inc.
99.0% - Great-West Investors LP (1.0% owned by Great-West Investors GP Inc.)
100% - T.H. Lee Interests
100.0% - Great-West Investors GP Inc.
1.0% - Great-West Investors LP (99.0% Great-West Investors LP Inc.)
100.0% - T.H. Lee Interests

100.0% - Canada Life Capital Trust
100.0% - Canada Life Investment Management Ltd.
100.0% - Great-West US RE Holdings, Inc.
100.0% - CL Burlingame, LLC
10.0% - PGEW Burlingame, LLC
100.0% - EW PG – Airport Owner, LLC
100.0% - CL 25 North LLC
D.
IGM Financial Inc. Group of Companies (Canadian mutual funds)
Power Corporation of Canada
100.0% - Power Financial Corporation
62.076% - IGM Financial Inc. (direct and indirect 65.936%)
100.0% - Investors Group Inc.
100.0% - Investors Group Financial Services Inc.
100.0% - 11249142 Canada Inc.
100.0% - Investors Group Trust Co. Ltd.
100.0% - I.G. Insurance Services Inc.
100.0% - Investors Syndicate Limited
100.0% - Investors Group Securities Inc.
100.0% - 6460675 Manitoba Ltd.
100.0% - I.G. Investment Management, Ltd.
100.0% - Investors Group Corporate Class Inc.
100.0% - Investors Syndicate Property Corp.
100.0% - 0992480 B.C. Ltd.
100.0% - 1081605 B.C. Ltd.
100.0% - 11263552 Canada Inc.
100.0% - Mackenzie Inc.
100.0% - Mackenzie Financial Corporation
100.0% - Mackenzie Investments Europe Limited
100.0% - Mackenzie Investments Asia Limited
100.0% - Mackenzie Investments Charitable Foundation
14.28% - Strategic Charitable Giving Foundation
100.0% - Mackenzie Financial Capital Corporation
100.0% - Multi-Class Investment Corp.
100.0% - MMLP GP Inc.
100.0% - Mackenzie Investments Corporation
100.0% - Mackenzie U.S. Fund Management Inc.
13.9% - China Asset Management Co., Ltd.
80.0% - 11249185 Canda Inc.
100.0% - Armstrong LP
49.9% - Northleaf Capital Group Ltd.
100% - Northleaf Capital Partners Ltd.
100% - Northleaf PPP GP Ltd.

100% - Northleaf Secondary Partners III GP Ltd.
100% - Northleaf Mid- Market Infrastructure Partners GP Ltd.
100% - Northleaf SH288 GP Ltd.
100% - Northleaf Geothermal Holdings (Canada) GP Ltd.
100% - NSPC-L Holdings II GP Ltd.
100% - Northleaf Small Cell GP Ltd.
100% - NCP Terminals GP Ltd.
100% - NCP NWP US GP Ltd.
49% - Northleaf NICP III GP Ltd.
100% - NCP US Terminals GP LLC
100% - NCP Canadian Breaks GP LLC
100% - Northleaf Vault Holdings GP Ltd.
100% - NSPC-L GPC Ltd.
100% - NCP CSV Holdings GP Ltd.
100% - Northleaf Capital Advisors Ltd.
100% - Northleaf/PRD Holdco GP Ltd.
100% - Northleaf/PRD GP Ltd.
100% - Northleaf Trustees Limited
100% - Northleaf NVCF Holdings Ltd.
100% - Northleaf PE GP Ltd.
100% - Northleaf 2013- 2014 Holdings Ltd.

100% - Northleaf PE GP Ltd.
100% - NCP 2015 Canadian Holdings Ltd.
100% - Northleaf Capital Partners (Canada) Ltd.
100% - Northleaf Capital Partners (Australia) Pty Ltd.
100% - Northleaf Capital Partners (UK) Limited
49% - Northleaf NICP GP Ltd.
49% - Northleaf NICP II GP Ltd.
100% -Northleaf Class C Holdings GP Ltd.
100% - Northleaf Capital Partners (USA) Inc.
100% - Annex Fund GP Ltd
100% - Northleaf Capital Partners GP Ltd.
49% - Northleaf NICP Holdings GP Ltd.
100% - SW Holdings GP Ltd.
100% - Northleaf South Dundas GP Ltd.
100% - Northleaf NICP III Canadian Class C Holdings Ltd.
100% - Northleaf Millennium Holdings (US) GP Ltd.
100% - Northleaf Millennium Holdings (Canada) GP Ltd.
100% - Northleaf 1608 II Holdings Ltd.
100% - Northleaf NVCF II Holdings Ltd.

100% - Northleaf 2017- 2018 PE Holdings Ltd.
100% - Northleaf 1855 Holdings Ltd.
49% - Northleaf Star Holdings GP Ltd.
100% - Northleaf Star GPC Ltd.
49% - Northleaf Private Credit GP Ltd.
100% - NPC GPC Ltd.
100% - Northleaf NPC I Holdings Ltd.
100% - Northleaf Lal Lal Holdings GP Ltd.
100% - Northleaf Lal Lal Holdings (Australia) Pty Ltd.
100% - NPC II GPC Ltd.
100% - NSPC GPC Ltd.
49% - NSPC GP Ltd.
49% - NSPC-L GP Ltd.
49% - NSPC-L Holdings GP Ltd.
49% - NPC I Holdings GP Ltd.
49% - Northleaf Private Credit II GP Ltd.
49% - Northleaf NCO GP Ltd.
100% - Northleaf NICP III Holdings Ltd.
100% - Northleaf CFOF Class C 2019 Ltd.
100% - Northleaf 010 II Holdings Ltd.
100% - NSPC International GP Ltd.
100% - NSPC- L International GP Ltd.
100% - Northleaf NCO Holdings Ltd.
100% - Northleaf NPE VIII Holdings Ltd.

100% - Northleaf NSP III Holdings Ltd.
63.17% - Northleaf Capital Holdings Ltd.
100% - Northleaf PE Holdings GP Ltd.
100% - Northleaf Capital Partners GP II Ltd.
49% - Northleaf NICP II Holdings GP Ltd.
100.0% - Greenchip Financial Corp.
100.0% - GLC Asset Management Group Ltd.
100.0% - MGELS Investments Limited
100.0% - MEMLS Fund Management (Cayman) Ltd.
100.0% - Mackenzie EM Funds Management (Cayman) Ltd.
100.0% - Investment Planning Counsel Inc.
100.0% - IPC Investment Corporation
100.0% - IPC Estate Services Inc.
100.0% - IPC Securities Corporation
100.0% - Counsel Portfolio Services Inc.
100.0% - Counsel Portfolio Corporation
18.54% - Portag3 Ventures LP
19.82% - Springboard LP
55.23% - Springboard LP
75.95% - WealthSimple Financial Corp. (74.89% equity)
29.33% - Springboard II LP
33.3% - Portag3 Ventures II Affiliates LP
31.97% - Portag3 ventures II LP
E.
Pargesa Holding SA Group of Companies (European investments)
Power Corporation of Canada
100.0% - Power Financial Corporation
100.0% - Power Financial Europe SA
50.0% - Parjointco SA
100.0% - Pariontco Switzerland SA
100.0% - Pargesa Netherlands B.V.
43.2% (Groupe Bruxelles Lambert (28.2% in capital)
1.3% - Groupe Bruxelles Lambert (1.6% in capital)
0.4% - LTI One SA
96.5% - FINPAR II SA
0.2% - Groupe Bruxelles Lambert (0.1% in capital)
90.2% - FINPAR III SA

0.2% - Groupe Bruxelles Lambert (0.1% in capital)
94.4% - FINPAR IV SA
0.1% - Groupe Bruxelles Lambert
0.1% - Imerys
94.9% - FINPAR V SA
0.1% - Groupe Bruxelles Lambert
0.3% - Marnix Lux SA
95.0% - PINPAR VI SA
0.1% - Groupe Bruxelles Lambert
0.3% - Marnix Lux SA
1.2% - Sagerpar SA
100.0% - Belgian Securities BV
67.6% - Imerys (53.9% in capital)
100.0% - Brussels Securities SA
99.6% - LTI One SA
100.0% - LTI Two SA
0.1% - Groupe Bruxelles Lambert
100.0% - URDAC SA
0.1% - Groupe Bruxelles Lambert
100.0% - FINPAR SA
0.1% - Groupe Bruxelles Lambert
100.0% - FINSAR SA
98.8% - Sagerpar SA
3.0% - Groupe Bruxelles Lambert (3.1% in capital)
10.0% - GBL Participations SA
10.0% - Brussels Advisors SA
100.0% - GBL O
90.0% - GBL Participations SA
90.0% - Brussels Advisors SA
100.0% - GBL Advisors Limited
5.4% - FINPAR III SA
100.0% - GBL Development Limited
100.0% - RPCE Consulting SAS
100.0% - GBL Verwaltung SA
100.0% - GBL Investments Limited
100.0% - GBL R S.á.r.l
100.0% - GBL Energy S.á.r.l
100.0% - Serena S.á.r.l.
100.0% - Eliott Capital S.á.r.l
100.0% - Sienna Capital S.á.r.l
100.0% - Sienna Capital London Ltd.
100.0% - Sienna Capital Opportunity GP S.a.r.l
50.0% - Avanti Acquisition GP S.a.r.l
100.0% Sienna Capital Invest SCSp
100.0% - Sienna Capital Opportunity Carry SCSp
100.0% - Sienna Capital Opportunity Fund SCSp
100.0% - SC Opportunity Master S.a.r.l

100.0% - Sienna Capital Participations S.á.r.l
89.9%% - Ergon Capital Partners III SA
100.0% - Sienna Capital Co-Invest Master S.a.r.l
50.0% - Avanti Acquisition SCSp
100.0% - GBL Finance S.á.r.l.
100.0% - Miles Capital S.á.r.l.
100.0% - Oliver Capital S.á.r.l
100.0% - Theo Capital S.á.r.l
100.0% - Owen Capital S.á.r.l
100.0% - GfG Capital S.á.r.l
100.0% - Blitz 20-673 GmbH
3.5% - FINPAR II SA
4.4% - FINPAR III SA
5.6% - FINPAR IV SA
5.1% - FINPAR V SA
5.0% - FINPAR VI SA
100.0% - Sapiens S.á.r.l
61.0% - Marnix Lux SA
100.0% - Marnix French ParentCo SAS
100.0% - Marnix French TopCo SAS
100.0% - Marnix SAS
100.0% - Courcelles Lux SCA
100.0% - Wowholdco SAS
100.0% - Wowmidco SAS
100.0% - Wowbidco SAS
100.0% - Webhelp SAS
F.
Power Corporation (International) Limited Group of Companies (Asian investments)
Power Corporation of Canada
100.0% - Power Corporation (International) Limited
99.9% - Power Pacific Corporation Limited
0.1% - Power Pacific Equities Limited
99.9% - Power Pacific Equities Limited
100.0% - Power Communications Inc.
0.1% - Power Pacific Corporation Limited
13.9% - China Asset Management Limited
G.
Other PCC Companies
Power Corporation of Canada
100.0% - 152245 Canada Inc.
100.0% - Square Victoria Real Estate Inc./ Square Victoria Immobilier Inc.
100.0% - SVRE Management Inc.
100.0% - 3121011 Canada Inc.
100.0% - 171263 Canada Inc.
100.0% - Power Sustainable Capital Investments Inc.

100.0% - Power Sustainable Manager Inc.
100.0% - PSEIP Carry Holding LP
100.0% - Power Sustainable Energy Infrastructure Inc.
100.0% - PSEIP Carry Canada Inc
100.0% - Power Sagard (Shanghai) Investment Management Co., Ltd.
8.92% - Bellus Health Inc.
25.0% (voting) - 9314-0093 Québec Inc. (formerly Club de Hockey Les Remparts de Québec Inc.)
100.0% - Power Energy Corporation
100.0% - Potentia Renewables Inc.
75.0% - Paintearth Wind Project LP
100.0% - Stirling Wind Project LP
75.0% - Wheatland Wind Project LP
100.0% - Emerald Solar Energy, SRL
100.0% - Jenner Wind Limited Partnership
100.0% - Power Renewable Energy Corporation
100.0% - Sequoia Energy Inc.
100.0% - Sequoia Energy US Inc.
100.0% - Musselshell Wind Holdings, LLC
100.0% - Musselshell Wind Project, LLC
100.0% - Musselshell Wind Project Two, LLC
100.0% - Potentia Solar Holdings II Limited Partnership
100.0% Potentia Solar Holdings Limited Partnership
100.0% - Schooltop Solar LP
85.0% - Reliant First Nations LP
100.0% - PSI Solar Finance 1 LP
100.0% - MOM Solar LP
100.0% - Potentia Solar 5 LP
100.0% - Potentia Solar 6 LP
100.0% - Potentia Solar 7 LP
100.0% - Potentia Solar 9 LP
100.0% - Potentia Solar 14 LP
100.0% - Solarize Holdings Corp.
100.0% - Potentia Solar Holdings Corp.
100.0%- Banjo Solar Holdings Corp.
64.0% - Potentia MN Solar Fund I, LLC
100.0% - Golden South Wind LP
100.0% - Potentia Renewables 15 LP (Affinity and RT Solar)
100.0% - Potentia Renewables 16 LP (Solar Gardens)
50.0% - Pokeshaw Windfarm LP
100.0% - Power Energy Corporation US
100.0% - Nautilus Solar Energy, LLC
100.0% - Nautilus Helios Solar Torsk, LLC
100.0% - Bulldog Solar One LLC
100.0% - Burns Solar One LLC
100.0% - MVR Solar One LLC
100.0% - Mason Solar One,LLC
100.0% - Pittman Solar One LLC

100.0% - Chesapeake Energy One, LLC
100.0% - Nautilus Solar Solutions, LLC
100.0% - Nautilus Castle Solar, LLC
100.0% - NSE Sackets Solar, LLC
100.0% - Clifton Park Solar 1, LLC
100.0% - Clifton Park Solar 2, LLC
100.0% - Hamlin Solar 1, LLC
100.0% - NSE Stag Industrial MA 1, LLC
100.0% - NSE Beacon Solar, LLC
100.0% - ISM Solar Cranston
100.0% - P52ES Raphael Rd Community Solar, LLC (White Marsh)
100.0% - P52ES 1755 Henryton Road Phase I, LLC
100.0% - P52ES 1755 Henryton Road Phase 2, LLC
100.0% - P52ES 12855 Frederick Road Phase 1, LLC (Triple Creek)
100.0% - Nautilus Helios Solar Blackpoint, LLC
100.0% - TPE King Solar Holdings1, LLC
100.0% - TPE King Solar Holdings2, LLC
100.0% - Nautilus Solar Construction Holdco, LLC
100.0% - TPE Hopkins Solar Holdings1, LLC
100.0% - Nautilus Slar Term Holdco, LLC
100.0% - Nautilus Solar Canada Inc.
100.0% - 2241091 Ontario Inc. GP
100.0% - Prowind Renewable Inc
- 100.0% - Bright Oak Solar
100.0% - River Valley Solar LLC
100.0% - Bright Hill Solar LLC
100.0% - Bright Field Solar LLC
100.0% - Virgo KAM MM Holdco, LLC
1.0% - Virgo KAM Holdco, LLC
100.0% - Lindstrom Solar LLC
100.0% - Winstead Solar LLC
100.0% - Saint Cloud Solar LLC
100.0% - VH Holdco I, LLC
1.0% – VH WB Holdco, LLC
100.0% - VH West Brookfield LLC
100% - VH Lordsburg Holdco, LLC
100.0% - Nautilus Solar Lordsburg, LLC
100.0% – VH Salem Holdco, LLC
100.0% - NS Salem Community College, LLC
100.0% - VH Kilroy Holdco, LLC
100.0% - VH Kilroy Solar, LLC
100.0% - VH BHA Holdco, LLC
100.0% - GES Megafourteen LLC
100.0% - Virgo Goat Island MM Holdco, LLC
1.0% - Virgo Goat Island Holdco, LLC
100.0% -Nautilus Goat Island Solar, LLC
100.0% – NS Belle Mead, LLC

60.51% - Lumenpulse Group Inc.
100.0% - Lumenpulse Finance Corp.
100.0% - Lumenpulse Lighting Corp.
80.93% - Sternberg Lanterns, Inc.
100.0% - Exenia s.r.l.
100.0% - Lumenpulse UK Limited
100.0% - Lumenpulse Alphaled Limited
44.15% - The Lion Electric Company
100.0% - Power Communications Inc.
100.0% - Brazeau River Resources Investments Inc.
100.0% - PCC Industrial (1993) Corporation
100.0% - Power Corporation International
100.0% - Sagard Holdings Participation Inc.
100.0% - Sagard Credit Partners GP, Inc.
100.0% - Sagard Credit Partners, LP
100.0% - Sagard Holdings Manager GP Inc.
100.0% - Sagard Holdings Manager LP
100.0% - Sagard Credit Partners (Cayman) GP, Inc.
100.0% - Sagard Credit Partners (Cayman), LP
100.0% - Sagard Healthcare Royalty Partners GP LLC
100.0% - Sagard Healthcare Royalty Partners, LP
100.0% - Portag3 Ventures GP Inc.
100.0% - Portag3 Ventures Participation ULC
100.0% - Portag3 Ventures Participation Inc.
100.0% - Portag3 Ventures Participation US LP
100.0% - Portag3 Ventures II Affiliates GP Inc.
100.0% - Portag3 Ventures II Affiliates LP
100.0% - Portag3 Ventures LP
100.0% - Portag3 International Investments Inc.
100.0% - Portag3 Ventures II GP Inc.
100.0% - Portage3 Ventures II LP
100.0% - Portag3 Ventures II Investments LP
100.0% - Portag3 Ventures II International Investments Inc.
100.0% - Portag3 Ventures II International LP
100.0% - Portag3 Ventures II International (FI) LP
100.0% - Portag3 Ventures II Carried Interest LP
100.0% - Portag3 Ventures II Carried Interest US LP
100.0% - Springboard III GP Inc.
100.0% - Springboard III LP
100.0% - Sagard Holdings ULC
4.0% - 1069759 B.C. Unlimited Liability Company
100.0% - Sagard Credit Partners Carried Interest GP Inc.
100.0% - Sagard Credit Partners Carried Interest LP
100.0% - Sagard Capital Partners GP, Inc.
100.0% - Sagard Capital Partners, L.P.
21.4% - GP Strategies Corp.
4.23% - Jaguar Health Inc.

96.0% - 1069759 B.C. Unlimited Liability Company
91.6% - Integrated Fertility Holding, LLC
50.0% - Peak Achievement Athletics Inc. (42.58% equity)
100.0% - 10094439 Canada Inc.
100.0% - 10094455 Canada Inc.
100.0% - Limited Partnership Interests in Peak Management Participation LP
100.0% - 1167410 B.C. Unlimited Liability Company
100.0% - General Partnership Interests in Peak Management Participation LP
100.0% - Limited Partnership Interests in Peak Holdings LP
100.0% - 1167387 B.C. Unlimited Liability Company
100.0% - General Partnership Interests in Peak Holdings LP
100.0% - Bauer Hockey Ltd.
100.0% - Bauer Innovations Canada Ltd.
100.0% - Bauer Hockey AB
100.0% - Bauer Hockey GmbH
100.0% - Performance Sports Group Hong Kong Ltd.
100.0% - Jacmal BV
100.0% - Bauer CR spol s.r.o.
100.0% - BCE Acquisitions US, Inc.
100.0% - Bauer Innovations US, LLC
100.0% - Easton Diamond Sports, LLC
100.0% - Bauer Hockey LLC
100.0% - Cascade Maverik Lacrosse, LLC
100.0% - Bauer Hockey Retail, LLC
100.0% - Power Corporation of Canada Inc.
100.0% - 4190297 Canada Inc.
100.0% - Sagard Capital Partners Management Corp.
100.0% - Sagard S.A.S.
100.0% - Marquette Communications (1997) Corporation
100.0% - 4507037 Canada Inc.
100.0% - 4524781 Canada Inc.
100.0% - 4524799 Canada Inc.
100.0% - 4524802 Canada Inc.
100.0% - Square Victoria Communications Group Inc.
100.0% - Gesca Ltee
100.0% Gestion Gesca Inc.
100.0% - 11249177 Canada Inc.
100.0% - 10206911 Canada Inc.
100.0% - Gesca Numerique Inc.
100.0% - 9214470 Canada Inc.
100.0% - Square Victoria Digital Properties Inc.
100.0% Les Editions Plus Ltee
50.0% - 1004096 Canada Inc. (“workopolis”)
H.
Other PFC Companies
Power Financial Corporation

100.0% - 4400003 Canada Inc.
100.0% - 3411893 Canada Inc.
100.0% - 3439453 Canada Inc.
100.0% - PFC Ventures Inc.
100.0% - 9194649 Canada Inc.
100.0% - Springboard L.P.
75.95.% - Wealthsimple Financial Corp. (74.89% equity)
100.0% - Wealthsimple Inc.
100.0% - Wealthsimple Advisor Services Inc.
100.0% - Canadian ShareOwner Investments Inc.
100.0% - CSA Computing Inc.
100.0% - Wealthsimple US, Ltd.
100.0% - Wealthsimple Technologies Inc.
100.0% - Wealthsimple Investments US, Ltd.
50.10% - Wealthsimple Europe S.a.r.l

100.0% - Wealthsimple UK Ltd.
100.0% - Wealthsimple Germany GmbH
100.0% - Wealthsimple Technologies Europe Ltd
100.0% - SimpleTax Software Inc.
100.0% - Wealthsimple Payments Inc.
100.0% - Wealthsimple Digital Assets. Inc.
100.0% - Springboard II LP
II.
OWNERSHIP BY POWER CORPORATION OF CANADA
Power Corporation of Canada has a voting interest in the following entities:
A.
Great-West Life & Annuity Insurance Company Group of Companies (U.S. insurance)
Power Corporation of Canada
100.0% - 171263 Canada Inc.
64.057% - Power Financial Corporation
66.889% - Great-West Lifeco Inc.
100.0% - Great-West Financial (Nova Scotia) Co.
100.0% - Great-West Lifeco U.S. LLC

100.0% - Great-West Services Singapore I Private Limited
100.0% - Great-West Services Singapore II Private Limited
99.0% - Great West Global Business Services India Private Limited (1% owned by Great-West Services Singapore I Private Limited)
1.0% - Great West Global Business Services India Private Limited (99% owned by Great-West Services Singapore II Private Limited)
100.0% - GWL&A Financial Inc.
100.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co.
100.0% - Great-West Life & Annuity Insurance Company (Fed ID # 84-0467907 - NAIC # 68322, CO)
100.0% - Great-West Life & Annuity Insurance Company of New York (Fed ID # 13-2690792 - NAIC # 79359, NY)
100.0% - Advised Assets Group, LLC
100.0% - GWFS Equities, Inc.
100.0% - Great-West Life & Annuity Insurance Company of South Carolina
100.0% - Empower Retirement, LLC, LLC
100.0% - Great-West Capital Management, LLC
100.0% - Great-West Trust Company, LLC
100.0% - Lottery Receivable Company One LLC
100.0% - LR Company II, L.L.C.
100.0% - Great-West Financial Retirement Plan Services, LLC
100.0% - Empower Insurance Agency, LLC
B.
Putnam Investments Group of Companies (Mutual Funds)
Power Corporation of Canada
100.0% - 171263 Canada Inc.
64.057% - Power Financial Corporation
66.774% - Great-West Lifeco Inc.
100.0% - Great-West Financial (Nova Scotia) Co.
100.0% - Great-West Lifeco U.S. LLC
99.0% - Great-West Lifeco U.S. Holdings, L.P. (1% owned by Great-West Lifeco U.S. Holdings, LLC)
100.0% - Great-West Lifeco U.S. Holdings, LLC
1% - Great-West Lifeco U.S. Holdings, L.P. (99% owned by Great-West Lifeco U.S. LLC)
100.0% - Putnam Investments, LLC
100.0% - Putnam Acquisition Financing, Inc.
100.0% - Putnam Acquisition Financing LLC
100.0% - Putnam U.S. Holdings I, LLC
20.0% - PanAgora Asset Management, Inc. (80% owned by PanAgora Holdings, Inc.)
100.0% - Putnam Investment Management, LLC
100.0% - Putnam Fiduciary Trust Company, LLC
100.0% - Putnam Investor Services, Inc.
100.0% - Putnam Retail Management GP, Inc.
1.0% - Putnam Retail Management Limited Partnership (99% owned by Putnam U.S. Holdings I, LLC)
99.0% - Putnam Retail Management Limited Partnership (1% owned by Putnam Retail Management GP, Inc.)
100.0% - PanAgora Holdings, Inc.
80.00% - PanAgora Asset Management, Inc. (20.0% owned by Putnam U.S. Holdings I, LLC)
100.0% - Putnam Investment Holdings, L.L.C.

100.0% - Savings Investments, LLC
100.0% - Putnam Capital, LLC
100.0% - 37 Capital General Partner, LLC
100.0% - Putnam Advisory Holdings II, LLC
100.0% - Putnam Investments (Ireland) Limited
100.0% - Putnam Investments Australia Pty Limited
100.0% - Putnam Investments Securities Co., Ltd.
100.0% - Putnam International Distributors, Ltd.
100.0% - Putnam Investments Argentina S.A.
100.0% - Putnam Investments Limited
100.0% - The Putnam Advisory Company, LLC
100.0% - Putnam Advisory Holdings, LLC
100.0% - Putnam Investments Canada ULC
C.
The Great-West Life Assurance Company Group of Companies (Canadian insurance)
Power Corporation of Canada
100.0% - 171263 Canada Inc.
64.057% - Power Financial Corporation
66.774% - Great-West Lifeco Inc.
100.0% - Great-West Lifeco U.S. LLC
100.0% Great-West Lifeco Finance 2019, LLC
99.0% - Great-West Lifeco Finance 2018, LP (1.0% owned by Great-West Lifeco U.S. LLC)
100.0% - Great-West Lifeco Finance 2018, LLC
100.0% - Great-West Lifeco Finance 2018 II, LLC
100.0% - Great-West Lifeco US Finance 2019, LP
100.0% - Great-West Lifeco US Finance 2019, LLC
100.0% - Great-West Lifeco US Finance 2019 I, LLC
100.0% - Great-West Lifeco US Finance 2019 II, LLC
1.0% - Great-West Lifeco Finance 2018, LP (99.0% owned by Great-West Lifeco Finance 2019, LLC)
18.5% - Portag3 Ventures LP
29.3% - Springboard II LP
33.3% - Portag3 Ventures II Affiliates LP
33.3% - Portag3 Ventures II LP
33.3% - Portag3 Ventures II International Investments Inc. 100.0% -2142540 Ontario Inc.
100.0% - 2023308 Ontario Inc.
1.0% - Great-West Life & Annuity Insurance Capital, LP (99.0% owned by Great-West Lifeco Inc.)
40.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co.
99.0% - Great-West Lifeco Finance (Delaware) LP (1.0% owned by 2142540 Ontario Inc.)
100.0% Great-West Lifeco Finance 2017, LLC
100.0% - 2171866 Ontario Inc
100.0% - 2619747 Ontario Inc.
100.0% - 2142540 Ontario Inc.
1.0% - Great-West Lifeco Finance (Delaware) LP (99% owned by Great-West Lifeco Inc.)
40.0% - Great-West Lifeco Finance (Delaware) LLC (60.0% owned by The Great-West Life Assurance Company)
1.0% - Great-West Lifeco Finance 2018, LP (99.0% owned by Great-West Lifeco Inc.)

100.0% - Great-West Lifeco Finance 2018, LLC
100.0% - Great-West Lifeco Finance 2018 II, LLC
99.0% - Great-West Lifeco Finance 2018, LP (1.0% owned by 2619747 Ontario Inc.)
100.0% - 6109756 Canada Inc.
100.0% - 6922023 Canada Inc.
100.0% - 8563993 Canada Inc.
100.0% - 9855297 Canada Inc.
100.0% - The Great-West Life Assurance Company (NAIC #80705, MI)
29.4% - GWL THL Private Equity I Inc. (11.8% owned by The Canada Life Assurance Company, 58.8% owned by The Canada Life Insurance Company of Canada)
100.0% - GWL THL Private Equity II Inc.
23.0% - Great-West Investors Holdco Inc. (22% owned by The Canada Life Assurance Company, 55% owned by The Great-West Life Assurance Company)
100.0% - Great-West Investors LLC
100.0% - Great-West Investors LP Inc.
99.0% - Great-West Investors LP (1.0% owned by Great-West Investors GP Inc.)
100.0% - T.H. Lee Interests
100.0% - Great-West Investors GP Inc.
1.0% - Great-West Investors LP (99.0% owned by Great-West Investors LP Inc.)
100.0% - T.H. Lee Interests
20.0% - CDN US Direct RE Holdings Ltd. (45% London life Insurance Company, 23% The Canada Life Insurance Company of Canada, 12% The Canada Life Assurance Company)
100.0% - Great-West US Direct RE Holdings Inc.
100.0% - GWL Direct 650 Almanor LLC
100.0% - GWL Direct 345 Cessna LLC
100.0% - CL GFP LLC
100.0% - GWL Direct 1 Bulfinch Place LLC
100.0% - GWL Realty Advisors Inc.
100.0% - GWL Realty Advisors U.S., Inc.
100.0% - EverWest Property Management, LLC
100.0% - EverWest Property Services of Arizona, LLC
100.0% - EverWest Real Estate Investors, LLC
100.0% - EverWest Advisors, LLC
100.0% - EverWest Advisors AZ, LLC
100.0% - EW Manager LLC
100.0% - EverWest Funds Advisors LLC
100.0% - GWL U.S. Property Fund GP LLC
100.0% - GWL Plus GP LLC
100.0% - GWL Plus II GP LLC
100.0% - GWL GP LLC
100.0% - GWLRA US Trust Company, LLC
100.0% - GWL RES GP LLC
100.0% - RA Real Estate Inc.
0.1% - RMA Real Estate LP (69.9% owned by The Great-West Life Assurance Company, 30.0% owned by London Life Insurance Company)
100% - RMA Properties Ltd.
100% - RMA Properties (Riverside) Ltd.

100% - S-8025 Holdings Ltd.
100.0% - GWL Realty Advisors Residential Inc.
100.0% - 2278372 Ontario Inc.
12.5% - 555 Robson Holding Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
100.0% - GLC Asset Management Group Ltd.
100.0% - 200 Graham Ltd.
100.0% - 801611 Ontario Limited
100.0% - 1213763 Ontario Inc.
99.99% - Riverside II Limited Partnership (0.01% owned by 2024071 Ontario Limited)
70.0% - Kings Cross Shopping Centre Ltd. (30% owned by London Life Insurance Company)
100.0% - 681348 Alberta Ltd.
50.0% - 3352200 Canada Inc.
100.0% - 1420731 Ontario Limited
60.0% - Great-West Lifeco Finance (Delaware) LLC (40.0% owned by Great-West Lifeco Finance (Delaware) LP)
100.0% - 1455250 Ontario Limited
100.0% - CGWLL Inc.
100.0% - 2020917 Alberta Ltd.
55.0% - Great-West Investor Holdco Inc. (23% owned by GWL THL Private Equity I Inc., 22% owned by The Canada Life Assurance Company)
26.0% - 2148902 Alberta Ltd. (53% owned by London Life Insurance Company, 16% owned by The Canada Life Insurance Company of Canada and 5% owned by The Canada Life Assurance Company)
20.0% - 2157113 Alberta Ltd. (40% owned by London Life Insurance Company, 30% owned by The Canada Life Insurance Company of Canada and 10% owned by The Canada Life Assurance Company)
65.0% - The Walmer Road Limited Partnership (35.0% owned by London Life Insurance Company)
50.0% - Laurier House Apartments Limited (50.0% owned by London Life Insurance Company)
50.0% - Marine Promenade Properties Inc. (50.0% owned by London Life Insurance Company)
100.0% - 2024071 Ontario Limited
100.0% - 431687 Ontario Limited
0.01% - Riverside II Limited Partnership (99.99% owned by 1213763 Ontario Inc.)
100.0% - High Park Bayview Inc.
0.001% - High Park Bayview Limited Partnership
75.0% - High Park Bayview Limited Partnership (25.0% owned by London Life Insurance Company)
5.6% - MAM Holdings Inc. (94.4% owned by The Canada Life Insurance Company of Canada)
100% - Mountain Asset Management LLC
70.0% - TGS North American Real Estate Investment Trust (30% owned by London Life Insurance Company)
100.0% - TGS Trust
70.0% - RMA Realty Holdings Corporation Ltd. (30.0% owned by London Life Insurance Company)
100.0% 1995709 Alberta Ltd.
100.0% - RMA (U.S.) Realty LLC (Delaware)
100.0% - RMA American Realty Corp.
1% - RMA American Realty Limited Partnership (99% owned by RMA (U.S.) Realty LLC (Delaware)
99.0% - RMA American Realty Limited Partnership (1% owned by RMA American Realty Corp.)
69.9% - RMA Real Estate LP (30.0% owned by London Life Insurance Company; 0.1% owned by RA Real Estate Inc.)
100.0% - RMA Properties Ltd.
100.0% - S-8025 Holdings Ltd.
100.0% - RMA Properties (Riverside) Ltd.
70.0% - KS Village (Millstream) Inc. (30.0% owned by London Life Insurance Company)

70.0% - 0726861 B.C. Ltd. (30.0% owned by London Life Insurance Company)
70.0% - Trop Beau Developments Limited (30.0% owned by London Life Insurance Company)
70.0% - Kelowna Central Park Properties Ltd. (30.0% owned by London Life Insurance Company)
70.0% - Kelowna Central Park Phase II Properties Ltd. (30.0% owned by London Life Insurance Company)
12.5% - Vaudreuil Shopping Centres Limited (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
70.0% - Saskatoon West Shopping Centres Limited (30.0% owned by London Life Insurance Company)
12.5% - 2331777 Ontario Ltd. (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
12.5% - 2344701 Ontario Ltd. (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
12.5% - 2356720 Ontario Ltd. (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
12.5% - 0977221 B.C. Ltd. (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
12.5% - 555 Robson Holding Ltd. ((75% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
100.0% - 7419521 Manitoba Ltd.

0.04% - 7420928 Manitoba Limited Partnership (24.99% owned each by The Great-West Life Assurance Company, London Life Insurance Company, The Canada
Life Assurance Company and The Canada Life Insurance Company of Canada)

100.0% - 7419539 Manitoba Ltd.
100.0% - London Insurance Group Inc.
100.0% - London Life Insurance Company (Fed ID # 52-1548741 – NAIC # 83550, MI)
100.0% - 1542775 Alberta Ltd.
100.0% - 0813212 B.C. Ltd.
30.0% - Kings Cross Shopping Centre Ltd. (70% owned by The Great-West Life Assurance Company)
30.0% - 0726861 B.C. Ltd. (70% owned by The Great-West Life Assurance Company)
30.0% - TGS North American Real Estate Investment Trust (70% owned by The Great-West Life Assurance Company)
100.0% - TGS Trust
30.0% - RMA Realty Holdings Corporation Ltd. (70% owned by The Great-West Life Assurance Company)
100.0% 1995709 Alberta Ltd.
100.0% - RMA (U.S.) Realty LLC (Delaware) (special shares held by 1995709 Alberta Ltd.)
100.0% - RMA American Realty Corp.
1.0% - RMA American Realty Limited Partnership (99% owned by RMA (U.S.) Realty LLC (Delaware))
99.0% - RMA American Realty Limited Partnership (1% owned by RMA American Realty Corp.)
30.0% - RMA Real Estate LP (69.9% owned by The Great-West Life Assurance Company; 0.1% owned by RA Real Estate Inc.)
100.0% - RMA Properties Ltd.
100.0% - S-8025 Holdings Ltd.
100.0% - RMA Properties (Riverside) Ltd.
100.0% - 1319399 Ontario Inc.

24.99%- 7420928 Manitoba Limited Partnership (24.99% limited partner interest each held by The Great-West Life Assurance Company, The Canada Life
Assurance Company and The Canada Life Insurance Company of Canada; 7419521 Manitoba Ltd. holds 0.04% interest)

50.0% - Laurier House Apartments Limited (50.0% owned by The Great-West Life Assurance Company)
50.0% - Marine Promenade Properties Inc. (50.0% owned by The Great-West Life Assurance Company)
30.0% - Kelowna Central Park Properties Ltd. (70.0% owned by The Great-West Life Assurance Company)
30.0% - Kelowna Central Park Phase II Properties Ltd. (70.0% owned by The Great-West Life Assurance Company)
30.0% - Trop Beau Developments Limited (70.0% owned by The Great-West Life Assurance Company)
53.0% - 2148902 Alberta Ltd. (26% owned by the Great-West Life & Annuity Insurance Company, 16% owned by the Canada Life Insurance Company of Canada and 5% owned by the Canada Life Assurance Company)
40.0% - 2157113 Alberta Ltd. (20% owned by the Great-West Life & Annuity Insurance Company, 30% owned by the Canada Life Insurance Company of Canada and 10% owned by the Canada Life Assurance Company)
100.0% - 4298098 Canada Inc.

100.0% - GWLC Holdings Inc.
100% - GLC Reinsurance Corporation
100.0% - 389288 B.C. Ltd.
100.0% - Quadrus Investment Services Ltd.
35.0% - The Walmer Road Limited Partnership (65.0% owned by The Great-West Life Assurance Company)
88.0% - Neighborhood Dental Services Ltd.
100.0% - Quadrus Distribution Services Ltd.
100.0% - Toronto College Park Ltd.
25.0% - High Park Bayview Limited Partnership (75.0% owned by The Great-West Life Assurance Company)
30.0% - KS Village (Millstream) Inc. (70.0% owned by The Great-West Life Assurance Company)
100.0% - London Life Financial Corporation
100.0% - 11658735 Canada Inc.
100.0%% - London Reinsurance Group, Inc.
100.0% - London Life and Casualty Reinsurance Corporation
100.0% - Trabaja Reinsurance Company Ltd.
100.0% - London Life and Casualty (Barbados) Corporation
100.0% - LRG (US), Inc.
100.0% - London Life International Reinsurance Corporation
100.0% - London Life Reinsurance Company (Fed ID # 23-2044256 – NAIC # 76694, PA)
75.0% - Vaudreuil Shopping Centres Limited (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
26.43% - London Reinsurance Group Inc. (73.57% owned by London Life Financial Corporation)
30.0% - Saskatoon West Shopping Centres Limited (70.0% owned by The Great-West Life Assurance Company)
75.0% - 2331777 Ontario Ltd. (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
75.0% - 2344701 Ontario Ltd. (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
75.0% - 2356720 Ontario Ltd. (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
75.0% - 0977221 B.C. Ltd. (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
100.0% - Financial Horizons Group Inc.
100.0% - Financial Horizons Incorporated
100.0% - 9099-1696 Quebec Inc.
100.0% - Continuum Financial Centres Inc.
100.0% - Excel Private Wealth Inc.
100.0% - Odyssey Financial Group Inc./Groupe Odyssee Inc.
100.0% - TORCE Financial Group Inc.
100.0% - TORCE Investment Management Inc.
100.0% - VANCE Financial Group Inc.
100.0% - VANCE Investment Inc.
100.0% - Henderson GP ULC
0.01% - Henderson Structured Settlements LP (99.9% held by Financial Horizons Incorporated)
99.9% - Henderson Structures Settlements LP (0.01% held by Henderson GP ULC)
100.0% - Canada Life Financial Corporation
100.0% - The Canada Life Assurance Company (Fed ID # 38-0397420, NAIC # 80659, MI)

24.99%- 7420928 Manitoba Limited Partnership (24.99% limited partner interest held by The Great-West Life Assurance Company, London Life Insurance
Company and the Canada Life Insurance Company of Canada; 7419521 Manitoba Ltd. holds 0.04% interest)

5.0% - 2148902 Alberta Ltd. (53% owned by London Life Insurance Company, 26% by The Great-West Life Assurance Company and 16% by The Canada Life Insurance Company of Canada)

10.0% - 2157113 Alberta Ltd. (40% owned by London Life Insurance Company, 20% by The Great-West Life Assurance Company and 30% by The Canada Life Insurance Company of Canada)
100.0% - Canada Life Capital Corporation, Inc.
100.0% - Canada Life International Holdings Limited
100.0% - Canada Life Annuity Reinsurance (Barbados) Corporation
100.0% - Canada Life International Services Limited
100.0% - Canada Life International Limited
100.0% - CLI Institutional Limited
100.0% - Canada Life Reinsurance International Ltd.
100.0% - Canada Life Reinsurance Ltd.
100.0% - The Canada Life Group (U.K.) Limited
80.0% - Canada Life International Assurance (Ireland) Designated Activity Company (20.0% owned by CL Abbey Limited)
100.0% - Canada Life Irish Holding Company Limited
28% - JDC Group AG
100.0% - Jung, DMS & Cie.AG
100.0% - Jung, DMS & Cie. Fundmatrix AG
100.0% - Jung, DMS & Cie.Pro GmbH
100.0% - Jung, DMS & Cie.Pool GmbH
100.0% - JDC Geld,de GmbH
100.0% - JDC plus GmbH
100.0% - JDC B-LAB GmbH
100.0% - FINUM.PRIVATE Finance Holding GmbH (Germany)
100.0% - FINUM.Finanzhause AG
100.0% - FINUM.Pension Consulting GmbH
100.0% - FINUM.Private Finance AG
100.0% - FVV – GmbH
100.0% - FINUM.PRIVATE Finance Holding GmbH (Austria)
100.0% - FINUM.Private Finance AG
100.0% - Jung, DMS & Cie. GmbH
51.0% - Jupoo finance GmbH
100.0% - CL Abbey Limited
20.0% - Canada Life International Assurance (Ireland) Designated Activity Company (80.0% owned by The Canada Life Group (U.K.) Limited)
100.0% - Canada Life Re Ireland dac
100.0% - Canada Life Dublin dac
100.0% - Canada Life Group Services Limited
100.0% - Canada Life Europe Investment Limited
100.0% - Canada Life Europe Management Services Limited
21.33% - Canada Life Assurance Europe Limited (78.67% owned by Canada Life Europe Investment Limited)
78.67% - Canada Life Assurance Europe Limited (21.33% owned by Canada Life Europe Management Services Limited)
100.0% - Irish Life Investment Managers Limited
100.0% - Summit Asset Managers Limited
7.0% - Irish Association of Investment Managers CLG
100.0% - Setanta Asset Management Limited
100.0% - Canada Life Pension Managers & Trustees Limited

100.0% - Canada Life Asset Management Limited
100.0% - Canada Life European Real Estate Limited
100.0% - Hotel Operations (Walsall) Limited
100.0% - Hotel Operations (Cardiff) Limited
100.0% - Canada Life Trustee Services (U.K.) Limited
100.0% - CLFIS (U.K.) Limited
100.0% - Canada Life UK Staff Pension Trustee Limited
100.0% - MGM Advantage Holdings Limited
100.0% - Stonehaven UK Limited
100.0% - MGM Advantage Services Limited
100.0% - MGM Advantage Life Limited
100.0% - MGM Advantage Life Trustee Limited
100.0% - Canada Life SIPP Trustee Limited
100.0% - Canada Life Limited
26.0% - ETC Hobley Drive Management Company Limited
100.0% - Synergy Sunrise (Wellington Row) Limited
76.0% - Radial Park Management Limited
100.0% - Canada Life (U.K.) Limited
100.0% - Albany Life Assurance Company Limited
100.0% - Canada Life Management (U.K.) Limited
100.0% - Canada Life Services (U.K.) Limited
100.0% - Canada Life Fund Managers (U.K.) Limited
100.0% - Canada Life Group Services (U.K.) Limited
100.0% - Canada Life Holdings (U.K.) Limited
100.0% - Canada Life Irish Operations Limited
100.0% - Canada Life Ireland Holdings Limited.
100.0% - Irish Life Group Limited
100.0% - ILGAPT Limited
100.0% - ILGWM Limited
100.0% - Irish Life Health dac
100.0% - Irish Progressive Services International Ltd
100.0% - Irish Life Group Services Limited
100.0% - Irish Life Financial Services Ltd.
100.0% - Glohealth Financial Services Limited
49.0% - Affinity First Limited (51.0% interest unknown)
100.0% - Vestone Ltd.
100.0% - Cornmarket Group Financial Services Limited
100.0% - Cornmarket Insurance Services Limited
25.0% EIS Financial Services Limited (75.0% interest unknown)
100.0% - Cornmarket Retail Trading Ltd.
100.0% - Irish Life Associate Holdings Unlimited Company
100.0% - Irish Life Irish Holdings Unlimited Company
75.0% - 1939 ILIV Consulting Limited
100.0% - Invesco Limited
100.0% - Invesco Trustee DAC
100.0% - City Life Limited
100.0% - ILP Pension Trustees DAC

100.0% - Irish Life Assurance plc.
100.0% - Ilona Financial Group, Inc.
100.0% - Irish Life Trustee Services Limited
100.0% - Stephen Court Limited
100.0% - (2,3&4) Basement Company Limited
66.66% - City Gate Park Administration Limited
51.0% - SJRQ Riverside IV Management Company Ltd.
50.0% - Hollins Clough Management Company Ltd.
50.0% - Dakline Company Ltd.
20.0% - Choralli Limited
5.5% - Padamul Ltd.
18.2143% - Tour Esplanade (Paris) LP
100.0% - 4073649 Canada, Inc.
100.0% - CL Luxembourg Capital Management S.á.r.l.
45.0% - Wealthsimple Europe S.á.r.l.
100.0% - Wealthsimple UK Ltd.
100.0% - Wealthsimple Germany GmbH
100.0% - Wealthsimple Technologies Europe
100.0% - Canada Life Finance (U.K.) Limited
100.0% - 8478163 Canada Limited
100.0% - Canada Life Capital Bermuda Limited
100.0% - 9983813 Canada Inc.
100.0% - Canada Life Capital Bermuda III Limited
100.0% - Canada Life Capital Bermuda II Limited
22.0% - Great-West Investors Holdco Inc. (23% owned by GWL THL I Private Equity I Inc., 55% owned by The Great-West Life Assurance Company)
100.0% - CL 22 Chapel GP Inc.
0.001% - CL 22 Chapel LP (99.99% owned by The Canada Life Assurance Company)
99.99% - CL 22 Chapel GP (0.001%owned by CL 22 Chapel GP Inc.)
100.0% - CL Eastlake GP Inc.
0.001% - CL Eastlake LP (99.99% owned by The Canada Life Assurance Company)
99.99% - CL Eastlake LP (0.001% owned by CL Eastlake GP Inc.)
100.0% - CL Lago GP Inc.
0.001% - CL Lago LP (99.99% owned by The Canada Life Assurance Company)
99.99% - CL Lago LP (0.001% owned by CL 22 Chapel GP Inc.)
100.0% - CL 431 La Cienega GP Inc.
0.001% - CL 431 La Cienega LP (99.99% owned by The Canada Life Assurance Company)
99.99% - CL 431 La Cienega LP (0.001% owned by CL 431 La Cienega GP Inc.)
100.0% - The Canada Life Insurance Company of Canada

24.99%- 7420928 Manitoba Limited Partnership (24.99% limited partner interest held by The Great-West Life Assurance Company, London Life Insurance
Company and The Canada Life Assurance Company; 7419521 Manitoba Ltd. holds 0.04% interest)

100.0% - 6855572 Manitoba Ltd.
94.4% - MAM Holdings Inc. (5.6% owned by The Great-West Life Assurance Company)
100.0% - Mountain Asset Management LLC
12.5% - 2331777 Ontario Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
12.5% - 2344701 Ontario Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
12.5% - Vaudreuil Shopping Centres Limited (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
12.5% - 2356720 Ontario Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)

12.5% - 0977221 B.C. Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
12.5% - 555 Robson Holding Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
58.8% - GWL THL Private Equity I Inc. (11.8% The Canada Life Assurance Company, 29.4% The Great-West Life Assurance Company)
100.0% - GWL THL Private Equity II Inc.
16.0% - 2148902 Alberta Ltd. (53% owned by London Life Insurance Company, 26% by The Great-West Life Assurance Company and 5% by The Canada Life Assurance Company)
30.0% - 2157113 Alberta Ltd (40% owned by London Life Insurance Company, 20% by The Great-West Life Assurance Company and 10% by The Canada Life Assurance Company)
100.0% - Great-West Investors Holdco Inc.
100.0% - Great-West Investors LLC
100.0% - Great-West Investors LP Inc.
99.0% - Great-West Investors LP (1.0% owned by Great-West Investors GP Inc.)
100.0% - T.H. Lee Interests
100.0% - Great-West Investors GP Inc.
1.0% - Great-West Investors LP (99.0% Great-West Investors LP Inc.)
100.0% - T.H. Lee Interests
100.0% - CL Capital Management (Canada), Inc.
100.0% - Canada Life Mortgage Services Ltd.
11.8% - GWL THL Private Equity I Inc. (29.4% owned by The Great-West Life Assurance Company, 58.8% owned by The Canada Life Insurance Company of Canada)
100.0% - GWL THL Private Equity II Inc.
100.0% - Great-West Investors Holdco Inc.
100.0% - Great-West Investors LLC
100.0% - Great-West Investors LP Inc.
99.0% - Great-West Investors LP (1.0% owned by Great-West Investors GP Inc.)
100% - T.H. Lee Interests
100.0% - Great-West Investors GP Inc.
1.0% - Great-West Investors LP (99.0% Great-West Investors LP Inc.)
100.0% - T.H. Lee Interests
100.0% - Canada Life Capital Trust
100.0% - Great-West US RE Holdings, Inc.
100.0% - CL Burlingame, LLC
10.0% - PGEW Burlingame, LLC
100.0% - EW PG – Airport Owner, LLC
D.
IGM Financial Inc. Group of Companies (Canadian mutual funds)
Power Corporation of Canada
100.0% - 171263 Canada Inc.
64.057% - Power Financial Corporation
62.080% - IGM Financial Inc. (direct and indirect 65.948%)
100.0% - Investors Group Inc.
100.0% - Investors Group Financial Services Inc.
100.0% - I.G. International Management Limited
100.0% - 11249142 Canada Inc.
100.0% - Investors Group Trust Co. Ltd.
100.0% - I.G. Insurance Services Inc.

100.0% - Investors Syndicate Limited
100.0% - Investors Group Securities Inc.
100.0% - 6460675 Manitoba Ltd.
100.0% - I.G. Investment Management, Ltd.
100.0% - Investors Group Corporate Class Inc.
100.0% - Investors Syndicate Property Corp.
100.0% - 0992480 B.C. Ltd.
100.0% - 1081605 B.C. Ltd.
100.0% - 11263552 Canada Inc.
100.0% - Mackenzie Inc.
100.0% - Mackenzie Financial Corporation
100.0% - Mackenzie Investments Europe Limited
100.0% - Mackenzie Investments Asia Limited
100.0% - Mackenzie Investments Charitable Foundation
14.28% - Strategic Charitable Giving Foundation
100.0% - Mackenzie Financial Capital Corporation
100.0% - Multi-Class Investment Corp.
100.0% - MMLP GP Inc.
100.0% - Mackenzie Investments Corporation
100.0% - Mackenzie U.S. Fund Management Inc.
13.9% - China Asset Management Co., Ltd.
100.0% - MGELS Fund Management (Cayman) Ltd.
100.0% - MGELS Investments Limited
100.0% - MEMLS Fund Management (Cayman) Ltd.
100.0% - Mackenzie EM Funds Management (Cayman) Ltd.
100.0% - Investment Planning Counsel Inc.
100.0% - IPC Investment Corporation
100.0% - IPC Estate Services Inc.
100.0% - IPC Securities Corporation
100.0% - Counsel Portfolio Services Inc.
100.0% - Counsel Portfolio Corporation
18.54% - Portag3 Ventures LP
19.82% - Springboard LP
55.23% - Springboard LP
85.29% - WealthSimple Financial Corp.
29.33% - Springboard II LP
25.44% - Personal Capital Corporation
100.0% - Personal Capital Services Corporation
100.0% - Personal Capital Advisors Corporation
100.0% - Personal Capital Technology Corporation
33.3% - Portag3 Ventures II Affiliates LP
31.97% - Portag3 ventures II LP
E.
Pargesa Holding SA Group of Companies (European investments)
Power Corporation of Canada
100.0% - 171263 Canada Inc.

64.057% - Power Financial Corporation
100.0% - Power Financial Europe B.V.
50.0% - Parjointco N.V.
75.4% - Pargesa Holding SA (55.5% capital)
100.0% - Pargesa Netherlands B.V.
51.7% (taking into account the treasury shares - Groupe Bruxelles Lambert (50.0% in capital)
Capital
12.0% - Pernod Ricard (7.5% in capital)
17.9% - Umicore
19.8% - Ontex
0.4% - LTI One SA
96.5% - FINPAR II SA
0.1% - Groupe Bruxelles Lambert
0.1% - Ontex
90.2% - FINPAR III SA
0.1% - Groupe Bruxelles Lambert
0.1% - GEA
94.4% - FINPAR IV SA
0.1% - Groupe Bruxelles Lambert
0.1% - Imerys
1.2% - Sagerpar SA
100.0% - Belgian Securities BV
Capital
67.6% - Imerys (53.9% in capital)
100.0% - Brussels Securities SA
Capital
99.6% - LTI One SA
0.1% - Groupe Bruxelles Lambert
100.0% - LTI Two SA
0.1% - Groupe Bruxelles Lambert
0.1% - Umicore
100.0% - URDAC SA
0.1% - Groupe Bruxelles Lambert
100.0% - FINPAR SA
0.1% - Groupe Bruxelles Lambert
98.8% - Sagerpar SA
2.5% - Groupe Bruxelles Lambert
10.0% - GBL Participations SA
10.0% - Brussels Advisors SA
100.0% - GBL O
90.0% - GBL Participations SA
90.0% - Brussels Advisors SA
100.0% - GBL Advisors Limited
5.4% - FINPAR III SA
100.0% - GBL Development Limited
100.0% - RPCE Consulting SAS
100.0% - GBL Verwaltung SA

Capital
100.0% - GBL Investments Limited
100.0% - GBL R S.á.r.l.
100.0% - GBL Energy S.á.r.l.
Capital
1.1% - Total (0.6% in capital)
100.0% - Serena S.á.r.l.
Capital
16.7% - SGS
100.0% - Eliott Capital S.á.r.l.
Capital
7.6% - LafargeHolcim
100.0% - Sienna Capital S.á.r.l
Capital
100.00% - Sienna Capital London Ltd.
100.0% Sienna Capital Invest SCSp
Capital
0.3% - Sagard II A FPCI
75.0% - Sagard II B FPCI
26.9% - Sagard 3 FPCI
29.6% - Kartesia Credit Opportunities III SCA, SICAV-SIF
17.2% - Kartesia Credit Opportunities IV SCS
22.2% - Kartesia Management SA
78.3% - PrimeStone Capital Fund ICAV
1.7% - PrimeStone Capital Special Limited Partner SCSp
9.8% - BDT Capital Partners Fund II (INT),L.P.
7.2% - Fund II – A Spirits, LP
16.4% - Matador Coininvestment SCSP
3.1% - Carlyle International Energy Partners II – EU SCSp
100.0% - Sienna Capital Participations S.á.r.l
Capital
10.8% - Sagard FCPR
50.0% - Ergon Capital Partners SA
42.4% - Ergon Capital Partners II SA
89.9% - Ergon Capital Parnters III SA
34.4% - Ergon Capital Partners IV, SCSp
15.9% - Ergon ospeo Long Term Value Fund SCSp
15.1% - Mérieux Participations SAS
34.3% - Mérieux Participations 2 SAS
34.9% - KKR Sigma Co-Invest II L.P.
6.87% - StreetTeam Software Limited (DBA as Pollen)
48.6% - Backed 1 LP
9.6% - Backed 1 Founder LP
100.0% - Backed Encore 1 LP
10.0% - Backed Encore 1 Founder LP
100.0% - Backed 2 LP
10.0% - Backed 2 Founder LP

100.0% - Marcho Partners Feeder Fund ICAV
100.0% - GBL Finance S.á.r.l
100.0% - Miles Capital S.á.r.l
Capital
23.1% - Piolin II S.á.r.l
Capital
100.0% - Piolin Spain SAU
Capital
99.5% - Parques Reunidos
100.0% - Oliver Capital S.á.r.l
Capital
8.4% - GEA
100.0% - Theo Capital S.á.r.l
Capital
6.8% - adidas
100.0% - Owen Capital S.á.r.l
3.5% - FINPAR II SA
4.4% - FINPAR III SA
5.6% - FINPAR IV SA
100.0% - Sapiens S.á.r.l
Capital
64.7% – Marnix Lux SA
Capital
100.0% - Marnix French ParentCo SAS
Capital
100.0% - Marnix French TopCo SAS
Capital
100.0% - Marnix SAS
Capital
100.0% - Courcelles Lux SCA
Capital
100.0% - Wowholdco SAS
Capital
100.0% - Wowmidco SAS
Capital
100.0% - Wowbidco SAS
Capital
100.0% - Webhelp SAS
F.
Power Corporation (International) Limited Group of Companies (Asian investments)
Power Corporation of Canada
100.0% - Power Corporation (International) Limited
99.9% - Power Pacific Corporation Limited
0.1% - Power Pacific Equities Limited
99.9% - Power Pacific Equities Limited
100.0% - Power Communications Inc.

0.1% - Power Pacific Corporation Limited
13.9% - China Asset Management Limited
G.
Other PCC Companies
Power Corporation of Canada
100.0% - 152245 Canada Inc.
100.0% - 3540529 Canada Inc.
100.0% - Square Victoria Real Estate Inc./ Square Victoria Immobilier Inc.
100.0% - SVRE Management Inc.
70.0% - 7 Saint-Jacques GP Inc.
0.01% 7 Saint-Jacques Limited Partnership
49.99% - 7 Saint-Jacques Limited Partnership
100.0% - 3121011 Canada Inc.
100.0% - 171263 Canada Inc.
100.0% - Power Sustainable Capital Investments Inc.
100.0% - Power Pacific Investment Management Inc.
100.0% - Sagard China Absolute Return A Share Fund (Canada) GP Inc.
100.0% - Sagard China Absolute Return A Share Fund (Canada) LP
100.0% - Power Pacific Investment Management (Ireland) Limited
100.0% - Power Sagard (Shanghai) Investment Management Co., Ltd.
8.92% - Bellus Health Inc.
25.0% (voting) - 9314-0093 Québec Inc. (formerly Club de Hockey Les Remparts de Québec Inc.)
100.0% - Power Energy Corporation
100.0% - Potentia Renewables Inc.
75.0% - Paintearth Wind Project LP
100.0% - Stirling Wind Project LP
75.0% - Wheatland Wind Project LP
100.0% - Emerald Solar Energy, SRL
100.0% - Jenner Wind Limited Partnership
100.0% - Power Renewable Energy Corporation
100.0% - Sequoia Energy Inc.
100.0% - Sequoia Energy US Inc.
100.0% - Musselshell Wind Holdings, LLC
100.0% - Musselshell Wind Project, LLC
100.0% - Musselshell Wind Project Two, LLC
100.0% - Potentia Solar Holdings II Limited Partnership
100.0% Potentia Solar Holdings Limited Partnership
100.0% - Schooltop Solar LP
85.0% - Reliant First Nations LP
100.0% - PSI Solar Finance 1 LP
100.0% - MOM Solar LP
100.0% - Potentia Solar 5 LP
100.0% - Potentia Solar 6 LP
100.0% - Potentia Solar 7 LP
100.0% - Potentia Solar 9 LP
100.0% - Potentia Solar 14 LP

100.0% - Solarize Holdings Corp.
100.0% - Potentia Solar Holdings Corp.
100.0%- Banjo Solar Holdings Corp.
64.0% - Potentia MN Solar Fund I, LLC
100.0% - Golden South Wind LP
100.0% - Potentia Renewables 15 LP (Affinity and RT Solar)
100.0% - Potentia Renewables 16 LP (Solar Gardens)
50.0% - Pokeshaw Windfarm LP
100.0% - Power Energy Corporation US
100.0% - Nautilus Solar Energy, LLC
100.0% - Nautilus Helios Solar Torsk, LLC
100.0% - Bulldog Solar One LLC
100.0% - Burns Solar One LLC
100.0% - MVR Solar One LLC
100.0% - Mason Solar One,LLC
100.0% - Pittman Solar One LLC
100.0% - Chesapeake Energy One, LLC
100.0% - Nautilus Solar Solutions, LLC
100.0% - Nautilus Castle Solar, LLC
100.0% - NSE Sackets Solar, LLC
100.0% - Clifton Park Solar 1, LLC
100.0% - Clifton Park Solar 2, LLC
100.0% - Hamlin Solar 1, LLC
100.0% - NSE Stag Industrial MA 1, LLC
100.0% - NSE Beacon Solar, LLC
100.0% - ISM Solar Cranston
100.0% - P52ES Raphael Rd Community Solar, LLC (White Marsh)
100.0% - P52ES 1755 Henryton Road Phase I, LLC
100.0% - P52ES 1755 Henryton Road Phase 2, LLC
100.0% - P52ES 12855 Frederick Road Phase 1, LLC (Triple Creek)
100.0% - Nautilus Helios Solar Blackpoint, LLC
100.0% - TPE King Solar Holdings1, LLC
100.0% - TPE King Solar Holdings2, LLC
100.0% - Nautilus Solar Construction Holdco, LLC
100.0% - TPE Hopkins Solar Holdings1, LLC
100.0% - Nautilus Slar Term Holdco, LLC
100.0% - Nautilus Solar Canada Inc.
100.0% - 2241091 Ontario Inc. GP
100.0% - Prowind Renewable Inc
- 100.0% - Bright Oak Solar
100.0% - River Valley Solar LLC
100.0% - Bright Hill Solar LLC
100.0% - Bright Field Solar LLC
100.0% - Virgo KAM MM Holdco, LLC
1.0% - Virgo KAM Holdco, LLC
100.0% - Lindstrom Solar LLC
100.0% - Winstead Solar LLC

100.0% - Saint Cloud Solar LLC
100.0% - VH Holdco I, LLC
1.0% – VH WB Holdco, LLC
100.0% - VH West Brookfield LLC
100% - VH Lordsburg Holdco, LLC
100.0% - Nautilus Solar Lordsburg, LLC
100.0% – VH Salem Holdco, LLC
100.0% - NS Salem Community College, LLC
100.0% - VH Kilroy Holdco, LLC
100.0% - VH Kilroy Solar, LLC
100.0% - VH BHA Holdco, LLC
100.0% - GES Megafourteen LLC
100.0% - Virgo Goat Island MM Holdco, LLC
1.0% - Virgo Goat Island Holdco, LLC
100.0% -Nautilus Goat Island Solar, LLC
100.0% – NS Belle Mead, LLC
60.51% - Lumenpulse Group Inc.
100.0% - Lumenpulse Finance Corp.
100.0% - Lumenpulse Lighting Corp.
80.93% - Sternberg Lanterns, Inc.
100.0% - Exenia s.r.l.
100.0% - Lumenpulse UK Limited
100.0% - Lumenpulse Alphaled Limited
44.15% - The Lion Electric Company
100.0% - Power Communications Inc.
100.0% - Brazeau River Resources Investments Inc.
100.0% - PCC Industrial (1993) Corporation
100.0% - Power Corporation International
100.0% - Sagard Holdings Participation Inc.
100.0% - Sagard Credit Partners GP, Inc.
100.0% - Sagard Credit Partners, LP
100.0% - Sagard Holdings Manager GP Inc.
100.0% - Sagard Holdings Manager LP
100.0% - Sagard Credit Partners (Cayman) GP, Inc.
100.0% - Sagard Credit Partners (Cayman), LP
100.0% - Sagard Healthcare Royalty Partners GP LLC
100.0% - Sagard Healthcare Royalty Partners, LP
100.0% - Portag3 Ventures GP Inc.
100.0% - Portag3 Ventures Participation ULC
100.0% - Portag3 Ventures Participation Inc.
100.0% - Portag3 Ventures Participation US LP
100.0% - Portag3 Ventures II Affiliates GP Inc.
100.0% - Portag3 Ventures II Affiliates LP
100.0% - Portag3 Ventures LP
100.0% - Portag3 International Investments Inc.
100.0% - Portag3 Ventures II GP Inc.
100.0% - Portage3 Ventures II LP

100.0% - Portag3 Ventures II Investments LP
100.0% - Portag3 Ventures II International Investments Inc.
100.0% - Portag3 Ventures II International LP
100.0% - Portag3 Ventures II International (FI) LP
100.0% - Portag3 Ventures II Carried Interest LP
100.0% - Portag3 Ventures II Carried Interest US LP
100.0% - Springboard III GP Inc.
100.0% - Springboard III LP
100.0% - Sagard Holdings ULC
4.0% - 1069759 B.C. Unlimited Liability Company
100.0% - Sagard Credit Partners Carried Interest GP Inc.
100.0% - Sagard Credit Partners Carried Interest LP
100.0% - Sagard Capital Partners GP, Inc.
100.0% - Sagard Capital Partners, L.P.
21.4% - GP Strategies Corp.
4.23% - Jaguar Health Inc.
96.0% - 1069759 B.C. Unlimited Liability Company
91.6% - Integrated Fertility Holding, LLC
50.0% - Peak Achievement Athletics Inc. (42.58% equity)
100.0% - 10094439 Canada Inc.
100.0% - 10094455 Canada Inc.
100.0% - Limited Partnership Interests in Peak Management Participation LP
100.0% - 1167410 B.C. Unlimited Liability Company
100.0% - General Partnership Interests in Peak Management Participation LP
100.0% - Limited Partnership Interests in Peak Holdings LP
100.0% - 1167387 B.C. Unlimited Liability Company
100.0% - General Partnership Interests in Peak Holdings LP
100.0% - Bauer Hockey Ltd.
100.0% - Bauer Innovations Canada Ltd.
100.0% - Bauer Hockey AB
100.0% - Bauer Hockey GmbH
100.0% - Performance Sports Group Hong Kong Ltd.
100.0% - Jacmal BV
100.0% - Bauer CR spol s.r.o.
100.0% - BCE Acquisitions US, Inc.
100.0% - Bauer Innovations US, LLC
100.0% - Easton Diamond Sports, LLC
100.0% - Bauer Hockey LLC
100.0% - Cascade Maverik Lacrosse, LLC
100.0% - Bauer Hockey Retail, LLC
100.0% - Power Corporation of Canada Inc.
100.0% - 4190297 Canada Inc.
100.0% - Sagard Capital Partners Management Corp.
100.0% - Sagard S.A.S.
100.0% - Marquette Communications (1997) Corporation
100.0% - 4507037 Canada Inc.
100.0% - 4524781 Canada Inc.

100.0% - 4524799 Canada Inc.
100.0% - 4524802 Canada Inc.
100.0% - Square Victoria Communications Group Inc.
100.0% - Gesca Ltee
100.0% Gestion Gesca Inc.
100.0% - 11249177 Canada Inc.
100.0% - 10206911 Canada Inc.
100.0% - Gesca Numerique Inc.
100.0% - 9214470 Canada Inc.
100.0% - Square Victoria Digital Properties Inc.
100.0% Les Editions Plus Ltee
50.0% - 1004096 Canada Inc. (“workopolis”)
H.
Other PFC Companies
Power Financial Corporation
100.0% - 4400003 Canada Inc.
100.0% - 3411893 Canada Inc.
100.0% - 3439453 Canada Inc.
100.0% - Power Financial Capital Corporation
100.0% - 7973594 Canada Inc.
100.0% - 7973683 Canada Inc.
100.0% - 7974019 Canada Inc.
100.0% - PFC Ventures Inc.
100.0% - 9194649 Canada Inc.
100.0% - Springboard L.P.
85.29.% - Wealthsimple Financial Corp. (84.87% equity)
100.0% - Wealthsimple Inc.
100.0% - Wealthsimple Advisor Services Inc.
100.0% - Canadian ShareOwner Investments Inc.
100.0% - CSA Computing Inc.
100.0% - Wealthsimple US, Ltd.
100.0% - Wealthsimple Technologies Inc.
100.0% - Wealthsimple Investments US, Ltd.
51.00% - Wealthsimple Europe S.a.r.l
100.0% - Wealthsimple UK Ltd.
100.0% - Wealthsimple Germany GmbH
100.0% - Wealthsimple Technologies Europe Ltd

Item 27. Number of Contract Owners
As of April 1, 2021, there were 1,375 Group Contract Owners; 1 was Non-Qualified Group Contract and 1,374 were Qualified Group Contracts.
Item 28. Indemnification
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Provisions exist under the Colorado Business Corporation Act and the Bylaws of Great-West whereby Great-West may indemnify a director, officer or controlling person of Great-West against liabilities arising under the Securities Act of 1933. The following excerpts contain the substance of these provisions:
Colorado Business Corporation Act
Article 109 – INDEMNIFICATION
Section 7-109-101. Definitions.
As used in this article 109:
(1)
“Corporation” includes any domestic or foreign entity that is a predecessor of a corporation by reason of a merger or other transaction in which the predecessor’s existence ceased upon consummation of the transaction.

(2)
“Director” means an individual who is or was a director of a corporation or an individual who, while a director of a corporation, is or was serving at the corporation's request as a director, an officer, an agent, an associate, an employee, a fiduciary, a manager, a member, a partner, a promoter, or a trustee of, or in any other capacity with, another person or an employee benefit plan. A director is considered to be serving an employee benefit plan at the corporation's request if the director's duties to the corporation also impose duties on, or otherwise involve services by, the director to the plan or to participants in or beneficiaries of the plan. “Director” includes, unless the context requires otherwise, the estate or personal representative of a deceased director.

(3)	“Expenses” includes counsel fees.
(4)
“Liability” means the obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses.

(5)
“Official capacity” means, when used with respect to a director, the office of director in a corporation and, when used with respect to a person other than a director as contemplated in section 7-109-107, the office in a corporation held by the officer or the employment, fiduciary, or agency relationship undertaken by the employee, fiduciary, or agent on behalf of the corporation. “Official capacity” does not include service for any other domestic or foreign corporation or other person or employee benefit plan.

(6)	“Party” includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding.
(7)	“Proceeding” means any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, arbitrative, or investigative and whether formal or informal.

Section 7-109-102. Authority to indemnify directors.
(1)
Except as provided in subsection (4) of this section, a corporation may indemnify an individual made a party to a proceeding, because the individual is or was a director, against liability incurred in the proceeding if:

	(a)	The individual's conduct was in good faith; and
	(b)	The individual reasonably believed:
		(I)	In the case of conduct in an official capacity with the corporation, that the conduct was in the corporation's best interests; and
		(II)	In all other cases, that the conduct was at least not opposed to the corporation's best interests; and
	(c)	In the case of any criminal proceeding, the individual had no reasonable cause to believe the individual's conduct was unlawful.
(2)
A director’s conduct with respect to an employee benefit plan for a purpose the director reasonably believed to be in the interests of the participants in or beneficiaries of the plan is conduct that satisfies the requirement of subparagraph (II) of paragraph (b) of subsection (1) of this section. A director’s conduct with respect to an employee benefit plan for a purpose that the director did not reasonably believe to be in the interests of the participants in or beneficiaries of the plan shall be deemed not to satisfy the requirements of paragraph (a) of subsection (1) of this section.

(3)
The termination of a proceeding by judgment, order, settlement, or conviction, or upon a plea of nolo contendere or its equivalent does not, of itself, create a presumption that the director did not meet the relevant standard of conduct described in this section.

(4)	A corporation may not indemnify a director under this section:
(a)
In connection with a proceeding by or in the right of the corporation in which the director was adjudged liable to the corporation except for reasonable expenses incurred in connection with the proceeding if it is determined that the director has met the relevant standard of conduct under subsection (1) of this section; or

(b)
In connection with any other proceeding charging that the director derived an improper personal benefit, whether or not involving action in an official capacity, in which proceeding the director was adjudged liable on the basis that the director derived an improper personal benefit.

(5)	Indemnification permitted under this section in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.
Section 7-109-103. Mandatory Indemnification of Directors.
Unless limited by its articles of incorporation, a corporation shall indemnify an individual who was wholly successful, on the merits or otherwise, in the defense of any proceeding to which the individual was a party because the individual is or was a director, against reasonable expenses incurred by the individual in connection with the proceeding.
Section 7-109-104. Advance of Expenses to Directors.
(1)	A corporation may, before final disposition of a proceeding, pay for or reimburse the reasonable expenses incurred by an individual who is a party to a proceeding because that person is a director if:
	(a)	The director delivers to the corporation a written affirmation of the director's good faith belief that;
		(I)	The director has met the relevant standard of conduct described in section 7-109-102; or
		(II)	The proceeding involves conduct for which liability has been eliminated under a provision in the articles of incorporation as authorized by section 7-102-102(2)(d); and

(b)
The director delivers to the corporation a written undertaking, executed personally or on the director's behalf, to repay any funds advanced if the director is not entitled to mandatory indemnification under section 7-109-103 and it is ultimately determined under section 7-109-105 or 7-109-106 that the director has not met the relevant standard of conduct described in section 7-109-102.

(2)
The undertaking required by subsection (1)(b) of this section is an unlimited general obligation of the director but need not be secured and may be accepted without reference to financial ability to make repayment.

(3)	Authorizations of payments under this section shall be made in the manner specified in section 7-109-106.
Section 7-109-105. Court-Ordered Indemnification of Directors.
(1)
Unless otherwise provided in the articles of incorporation, a director who is or was a party to a proceeding may apply for indemnification or an advance of expenses to the court conducting the proceeding or to another court of competent jurisdiction. After receipt of an application and after giving any notice the court considers necessary, the court may order indemnification or an advance of expenses in the following manner:

(a)
If it determines that the director is entitled to mandatory indemnification under section 7-109-103, the court shall order indemnification, in which case the court shall also order the corporation to pay the director's reasonable expenses incurred to obtain court-ordered indemnification.

(b)
If it determines that the director is entitled to indemnification or an advance of expenses under section 7-
109-109(1), the court shall order indemnification or an advance of expenses, as applicable, in which case the court shall also order the corporation to pay the director's reasonable expenses incurred to obtain court-
ordered indemnification or advance of expenses.

(c)
If it determines that the director is fairly and reasonably entitled to indemnification or an advance of expenses in view of all the relevant circumstances, whether or not the director met the standard of conduct set forth in section 7-109-102(1), failed to comply with section 7-109-104, or was adjudged liable in the circumstances described in section 7-109-102(4), the court may order such indemnification or advance of expenses as the court deems proper; except that the indemnification with respect to any proceeding in which liability has been adjudged in the circumstances described in section 7-109-102(4) is limited to reasonable expenses incurred in connection with the proceeding and reasonable expenses incurred to obtain court-ordered indemnification.

Section 7-109-106. Determination and Authorization of Indemnification of Directors.
(1)
A corporation may not indemnify a director under section 7-109-102 unless authorized in the specific case after a determination has been made that indemnification of the director is permissible in the circumstances because the director has met the standard of conduct set forth in section 7-109-102. A corporation shall not advance expenses to a director under section 7-109-104 unless authorized in the specific case after the written affirmation and undertaking required by section 7-109-104(1)(a) and (1)(b) are received.

(2)	The determinations required by subsection (1) of this section must be made:
(a)
If there are two or more disinterested directors, by the board of directors by a majority vote of all the disinterested directors, a majority of whom constitute a quorum for this purpose, or by a majority vote of a committee of the board of directors appointed by such a vote, which committee consists of two or more disinterested directors;

(b)
By independent legal counsel selected in the manner specified in subsection (2)(a) of this section or, if there are fewer than two disinterested directors, by independent legal counsel selected by a majority vote of the full board of directors; or

	(c)	By the shareholders, but shares owned by or voted under the control of a director who at the time is not a disinterested director may not be voted on the determination.

(3)
Authorization of indemnification and an advance of expenses must be made in the same manner as the determination that indemnification or an advance of expenses is permissible; except that, if the determination that indemnification or an advance of expenses is permissible is made by independent legal counsel, authorization of indemnification and an advance of expenses must be made by the body that selected the counsel.

Section 7-109-107. Indemnification of Officers, Employees, Fiduciaries, and Agents.
(1)
An officer is entitled to mandatory indemnification or an advance of expenses under section 7-109-103, and is entitled to apply for court-ordered indemnification or an advance of expenses under section 7-109-105, in each case to the same extent as a director.

(2)	A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent of the corporation to the same extent as to a director.
(3)
A corporation may also indemnify and advance expenses to an officer, employee, fiduciary, or agent who is not a director to such further extent as may be provided for by its articles of incorporation, bylaws, general or specific action of its board of directors or shareholders, or contract. This subsection (3) applies to an officer who is also a director if the basis on which the officer is made a party to the proceeding is an act or omission solely as an officer.

Section 7-109-108. Insurance.
A corporation may purchase and maintain insurance on behalf of a person who is or was a director, officer, employee, fiduciary, or agent of the corporation, or who, while a director, officer, employee, fiduciary, or agent of the corporation, is or was serving at the request of the corporation as a director, officer, agent, associate, employee, fiduciary, manager, member, partner, promoter, or trustee of, or in any other capacity with, another person or an employee benefit plan, against liability asserted against or incurred by the person in that capacity or arising from the person's status as a director, officer, employee, fiduciary, or agent, whether or not the corporation would have power to indemnify the person against the same liability under section 7-109-102, 7-109-103, or 7-109-107. Any such insurance may be procured from any insurance company designated by the board of directors, whether the insurance company is formed under the law of this state or any other jurisdiction of the United States or elsewhere, including any insurance company in which the corporation has an equity or any other interest through stock ownership or otherwise.
Section 7-109-109. Limitation of Indemnification of Directors.
(1)
A corporation may, by a provision in its articles of incorporation or bylaws or in a resolution adopted or a contract approved by its board of directors or shareholders, obligate itself in advance of the act or omission giving rise to a proceeding to provide indemnification in accordance with section 7-109-102 or advance funds to pay for or reimburse expenses in accordance with section 7-109-104. Such an obligatory provision;

	(a)	Satisfies the requirements for authorization, but not determination, referred to in section 7-109-106.
(b)
That obligates the corporation to provide indemnification to the fullest extent permitted by law obligates the corporation to advance funds to pay for or reimburse expenses in accordance with section 7-109-104 to the fullest extent permitted by law, unless the provision specifically provides otherwise.

(2)
A right of indemnification or to advances of expenses created by this article 109 or under subsection (1) of this section and in effect at the time of an act or omission must not be eliminated or impaired with respect to the act or omission by an amendment of the articles of incorporation or bylaws or a resolution of the board of directors or shareholders, adopted after the occurrence of the act or omission, unless, in the case of a right created under subsection (1) of this section, the provision creating the right and in effect at the time of the act or omission explicitly authorizes the elimination or impairment after the act or omission has occurred.

(3)
A provision specified in subsection (1) of this section does not obligate the corporation to indemnify or advance expenses to a director of a predecessor of the corporation pertaining to conduct with respect to the predecessor, unless otherwise specifically provided. A provision for indemnification or an advance of expenses in the articles of incorporation, bylaws, or a resolution of the board of directors or shareholders of a predecessor of the corporation in a merger or in a contract to which the predecessor is a party, existing at the time the merger takes effect, is governed by section 7-90-204(1).

(4)
Subject to subsection (2) of this section, a corporation may, by a provision in its articles of incorporation, limit any of the rights to indemnification or an advance of expenses created by or pursuant to this article 109.

(5)
Sections 7-109-101 to 7-109-108 do not limit a corporation's power to pay or reimburse expenses incurred by a director in connection with an appearance as a witness in a proceeding at a time when the director has not been made a named defendant or respondent in the proceeding.

Section 7-109-110. Notice to Shareholders of Indemnification of Director.
If a corporation indemnifies or advances expenses to a director under this article in connection with a proceeding by or in the right of the corporation, the corporation shall give written notice of the indemnification or advance to the shareholders with or before the notice of the next shareholders' meeting. If the next shareholder action is taken without a meeting at the instigation of the board of directors, such notice shall be given to the shareholders at or before the time the first shareholder signs a writing consenting to such action.
Bylaws of Great-West
Article IV. Indemnification
SECTION 1. In this Article, the following terms shall have the following meanings:
(a)
“expenses” means reasonable expenses incurred in a proceeding, including expenses of investigation and preparation, expenses in connection with an appearance as a witness, and fees and disbursement of counsel, accountants or other experts;

(b)	“liability” means an obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty or fine;
(c)	“party” includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding;
(d)	“proceeding” means any threatened, pending or completed action, suit, or proceeding whether civil, criminal, administrative or investigative, and whether formal or informal.
SECTION 2. Subject to applicable law, if any person who is or was a director, officer or employee of the corporation is made a party to a proceeding because the person is or was a director, officer or employee of the corporation, the corporation shall indemnify the person, or the estate or personal representative of the person, from and against all liability and expenses incurred by the person in the proceeding (and advance to the person expenses incurred in the proceeding) if, with respect to the matter(s) giving rise to the proceeding:
(a)	the person conducted himself or herself in good faith; and
(b)	the person reasonably believed that his or her conduct was in the corporation’s best interests; and
(c)	in the case of any criminal proceeding, the person had no reasonable cause to believe that his or her conduct was unlawful; and
(d)	if the person is or was an employee of the corporation, the person acted in the ordinary course of the person’s employment with the corporation.
SECTION 3. Subject to applicable law, if any person who is or was serving as a director, officer, trustee or employee of another company or entity at the request of the corporation is made a party to a proceeding because the person is or was serving as a director, officer, trustee or employee of the other company or entity, the corporation shall indemnify the person, or the estate or personal representative of the person, from and against all liability and expenses incurred by the person in the proceeding (and advance to the person expenses incurred in the proceeding) if:

(a)
the person is or was appointed to serve at the request of the corporation as a director, officer, trustee or employee of the other company or entity in accordance with Indemnification Procedures approved by the
Board of Directors of the corporation; and

(b)	with respect to the matter(s) giving rise to the proceeding:
	(i)	the person conducted himself or herself in good faith; and
(ii)
the person reasonably believed that his or her conduct was at least not opposed to the corporation’s best interests (in the case of a trustee of one of the corporation’s staff benefits plans, this means that the person’s conduct was for a purpose the person reasonably believed to be in the interests of the plan participants); and

	(iii)	in the case of any criminal proceeding, the person had no reasonable cause to believe that his or her conduct was unlawful; and
	(iv)	if the person is or was an employee of the other company or entity, the person acted in the ordinary course of the person’s employment with the other company or entity.
Item 29. Principal Underwriter
(a)
GWFS Equities, Inc. (“GWFS”) is the distributor of securities of the Registrant. Including the Registrant,
GWFS serves as distributor or principal underwriter for Great-West Funds, Inc., an open-end management investment company, FutureFunds Series Account of GWL&A, Retirement Plan Series Account of
GWL&A, Variable Annuity-8 Series Account of GWL&A and Variable Annuity-8 Series Account of
GWL&A NY.

(b)	Directors and Officers of GWFS:

Name	Principal Business Address	Positions and Offices with Underwriter
C.E. Waddell	8515 East Orchard Road Greenwood Village, CO 80111	Chair, President, and Chief Executive Officer
S.E. Jenks	8515 East Orchard Road Greenwood Village, CO 80111	Director and Executive Vice President
R.H. Linton, Jr.	8515 East Orchard Road Greenwood Village, CO 80111	Director and Executive Vice President
W.J. McDermott	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President
D.A. Morrison	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President
J.M. Smolen	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President
R.L. Logsdon	8515 East Orchard Road Greenwood Village, CO 80111	Vice President, Counsel, and Secretary
R.M. Mattie	8515 East Orchard Road Greenwood Village, CO 80111	FIN OP Principal, Principal Financial Officer, Principal Operations Officer, Vice President and Treasurer
K.I. Schindler	8515 East Orchard Road Greenwood Village, CO 80111	Chief Compliance Officer
M.J. Kavanagh	8515 East Orchard Road Greenwood Village, CO 80111	Associate Chief Compliance Officer
B.R. Hudson	8515 East Orchard Road Greenwood Village, CO 80111	Associate General Counsel and Assistant Secretary

(c)	Commissions and other compensation received by Principal Underwriter, directly or indirectly, from the Registrant during Registrant’s last fiscal year:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation
GWFS	-0-	-0-	-0-	-0-
Item 30. Location of Accounts and Records
All accounts, books, or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant through the Depositor, 8515 East Orchard Road, Greenwood Village, Colorado 80111.
Item 31. Management Services
Not Applicable.
Item 32. Undertakings
(a)
Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than
16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)
Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the
Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
(d)
Registrant represents that in connection with its offering of Group Contracts as funding vehicles for retirement plans meeting the requirement of Section 403(b) of the Internal Revenue Code of 1986, as
amended, that are subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”),
Registrant is relying on the no-action letter issued by the Office of Insurance Products, Division of Investment Management, to ING Life Insurance and Annuity Company, dated August 30, 2012, and that the terms thereof have been complied with. Registrant further represents that in connection with its offering of Contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) that are not subject to ERISA, it is relying on the no-action letter issued by the Office of Insurance Products, Division of Investment Management, to the American Council of Life Insurance, dated November 28, 1988 (Ref. No.
IP-6-88), and that the provisions of paragraphs (1)—(4) thereof have been complied with.

(e)
Registrant represents that in connection with its offering of Group Contracts as funding vehicles under the
Texas Optional Retirement Program, Registrant is relying on the exceptions provided in Rule 6c-7 of the Investment Company Act of 1940 and that the provisions of paragraphs (a) -(d) thereof have been complied with.

(f)
Great-West represents that the fees and charges deducted under the Group Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by
Great-West.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Greenwood Village, and State of Colorado, on this this 23rd day of April, 2021.
FUTUREFUNDS SERIES ACCOUNT (Registrant)
By:	/s/ Edmund F. Murphy III
Edmund F. Murphy III President and Chief Executive Officer of Great-West Life & Annuity Insurance Company

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY (Depositor)
By:	/s/ Edmund F. Murphy III
Edmund F. Murphy III President and Chief Executive Officer
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.
Signature	Title	Date
/s/ R. Jeffrey Orr	Chairman of the Board	April 23, 2021
R. Jeffrey Orr*
/s/ Edmund F. Murphy III	President and Chief Executive Officer	April 23, 2021
Edmund F. Murphy III
/s/ Andra S. Bolotin	Executive Vice President, Chief Financial Officer & Principal Accounting Officer	April 23, 2021
Andra S. Bolotin
/s/ John L. Bernbach	Director	April 23, 2021
John L. Bernbach*
/s/ Robin Bienfait	Director	April 23, 2021
Robin Bienfait*
/s/ Jeff Carney	Director	April 23, 2021
Jeff Carney*
/s/ Marcel R. Coutu	Director	April 23, 2021
Marcel R. Coutu*
/s/ André R. Desmarais	Director	April 23, 2021
André R. Desmarais*
/s/ Paul G. Desmarais, Jr.	Director	April 23, 2021
Paul G. Desmarais, Jr.*
Director
Gary A. Doer

	Signature	Title	Date
	/s/ Gregory J. Fleming	Director	April 23, 2021
Gregory J. Fleming*
	/s/ Claude Généreux	Director	April 23, 2021
Claude Généreux*
	/s/ Alain Louvel	Director	April 23, 2021
Alain Louvel*
	/s/ Paula B. Madoff	Director	April 23, 2021
Paula B. Madoff*
	/s/ Paul A. Mahon	Director	April 23, 2021
Paul A. Mahon*
	/s/ Robert L. Reynolds	Director	April 23, 2021
Robert L. Reynolds*
	/s/ T. Timothy Ryan, Jr.	Director	April 23, 2021
T. Timothy Ryan, Jr.*
	/s/ Jerome J. Selitto	Director	April 23, 2021
Jerome J. Selitto*
	/s/ Gregory D. Tretiak	Director	April 23, 2021
Gregory D. Tretiak*
	/s/ Brian E. Walsh	Director	April 23, 2021
Brian E. Walsh*

*By:	/s/ Ryan L. Logsdon	*Attorney-in-fact pursuant to Power of Attorney	April 23, 2021
Ryan L. Logsdon